September 30, 1998

Equity
Portfolios

ANNUAL REPORT
TO SHAREHOLDERS

                                 (LOGO)
   Not FDIC Insured              BLACKROCK FUNDS
    May Lose Value               PURE INVESTMENT STYLE(REGISTRATION MARK)
  No Bank Guarantee              [GRAPHIC OMITTED]

                                 BLACKROCK FUNDS

                                EQUITY PORTFOLIOS

* Large Cap Value Equity               * International Equity
* Large Cap Growth Equity              * International Small Cap Equity
* Mid-Cap Value Equity                 * International Emerging Markets
* Mid-Cap Growth Equity                * Select Equity
* Small Cap Value Equity               * Index Equity
* Small Cap Growth Equity              * Balanced
* Micro-Cap Equity

                                TABLE OF CONTENTS

PRESIDENT'S LETTER.............................................................1
PORTFOLIO SUMMARIES
      Large Cap Value Equity...................................................3
      Large Cap Growth Equity..................................................4
      Mid-Cap Value Equity.....................................................5
      Mid-Cap Growth Equity....................................................6
      Small Cap Value Equity...................................................7
      Small Cap Growth Equity..................................................8
      Micro-Cap Equity.........................................................9
      International Equity....................................................10
      International Small Cap Equity..........................................11
      International Emerging Markets..........................................12
      Select Equity...........................................................13
      Index Equity............................................................14
      Balanced................................................................15
      Note on Performance Information.........................................16
STATEMENTS OF NET ASSETS/SCHEDULES OF INVESTMENTS..........................17-55
      Large Cap Value Equity Statement of Assets & Liabilities................19
      Large Cap Growth Equity Statement of Assets & Liabilities...............22
      Mid-Cap Value Equity Statement of Assets & Liabilities..................25
      Mid-Cap Growth Equity Statement of Assets & Liabilities.................28
      Small Cap Value Equity Statement of Assets & Liabilities................31
      Small Cap Growth Equity Statement of Assets & Liabilities...............34
      Micro-Cap Equity Statement of Assets & Liabilities......................36
      International Equity Portfolio Statement of Assets & Liabilities........39
      International Emerging Markets Statement of Assets & Liabilities........45
      Select Equity Statement of Assets & Liabilities.........................48
      Balanced Statement of Assets & Liabilities..............................55
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations.............................................56-57
      Statements of Changes in Net Assets..................................58-61
      Financial Highlights.................................................62-71
NOTES TO FINANCIAL STATEMENTS..............................................72-86
REPORT OF INDEPENDENT ACCOUNTANTS.............................................87
DFA INVESTMENT TRUST COMPANY ANNUAL REPORT................................89-106

                                 BLACKROCK FUNDS

                               PRESIDENT'S LETTER

November 1, 1998

Dear Shareholder:

      We are pleased to present the Annual Report for the BlackRock Funds for the fiscal year ended September 30, 1998, a period that stands in stark contrast to recent years.
      When we addressed you this time in 1997, our message celebrated the strong performance of the capital markets, which were then enjoying one of the longest sustained bull runs in modern times. At the same time, we cautioned against expecting such growth to continue unabated.
      As we look back over 1998, it is clear that while the US economy generally remained strong, the financial markets delivered a reality check to investors who may have forgotten that markets will fluctuate. Over the twelve month period which ended on September 30, 1998, the domestic stock market as measured by the S&P 500 Index returned 9.2%, in stark contrast to the 20% annual returns of the previous three years. The bond market posted strong gains in light of the equity market's turbulence, returning 11.5% over the same period as measured by the Lehman Brothers Aggregate Index. As bond prices rose, the yield of the benchmark 30-year Treasury fell below 5.0% for the first time ever. These 12-month returns mask the significant volatility of the markets on a quarter-to-quarter basis. For example, the quarterly returns for the S&P 500 Index over this period ranged from as high as 14.0% in the first quarter of 1998 to -9.9% in the most recent quarter.
      These figures serve as a reminder that investors may do well to adjust expectations to be more in line with historical returns. According to Ibbotson, from 1926 through 1997, the S&P 500 Index has returned 11.0% annually. Given these long-term figures we can assume that the S&P 500 Index returns in excess of 20% from 1995-1997 were exceptional and should not necessarily set the benchmark for future expectations.
      Importantly, we believe that the strategy for long-term investing has not changed. Make a plan, allocate assets to reach a specific goal, keep investing regularly and stick with your program unless, of course, your goals or financial situation changes.
      Of course everything looks clearer in hindsight. Now that the equity markets have taken back much of what they have previously given, I wonder how many investors question if it might have been wiser to switch some of their equity shares into less volatile, income producing bond funds. Of course this is much easier said than done. When equity markets are returning over 20% as they had been, it takes real fortitude to take some money off the table and diversify into an asset class that offers less growth potential along with lower volatility. However, after so many strong years of equity performance, it is possible that a portfolio's equity weighting may have increased past its target level. Therefore, now may be an excellent opportunity to review a portfolio and possibly reallocate assets from equities into a complementary asset class like bonds. That's precisely why it is so important to set up an asset allocation that is in line with your financial goals and time horizons -- and to stay the course over different market environments while consistently monitoring your target allocation.

                                 BLACKROCK FUNDS

                         PRESIDENT'S LETTER (CONCLUDED)

      At times like these, when the markets are showing extreme volatility, we are proud to be offering our shareholders investment styles which have been formulated for long-term results. Our emphasis on Pure Investment Style(REGISTRATION MARK) assures that the BlackRock funds you own will be true to their stated asset class and investment styles. This can mean investment results consistent with expectations. Another key BlackRock characteristic is our dedication to risk-management as an investment approach. Our investment philosophy is to seek to mitigate risk, rather than to attempt to time the market. While this approach can never take all of the risk out of investing, our focus is to try to make sure that the risks we assume are justified in comparison to the potential rewards.
      We believe and will continue to believe that this dedicated risk-oriented approach is the most prudent long-term process to manage money.
      In our ongoing attempt to develop quality investment products we are pleased to announce that we will soon be launching BlackRock High Yield Bond Portfolio. This portfolio will seek to provide current income by investing primarily in bonds that are rated below investment grade.
      Thank you for your confidence in BlackRock Funds. We appreciate the opportunity to help you achieve your long-term investment goals.

Sincerely,

/S/  KAREN H. SABATH

Karen H. Sabath
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

                                 BLACKROCK FUNDS

                        LARGE CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/98):
     $2.3 BILLION

PERFORMANCE BENCHMARK:
     RUSSELL 1000 VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN EQUITY SECURITIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS IN EXCESS OF $5 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO ENDED THE PERIOD OVERWEIGHT IN THE ENERGY SECTOR VERSUS THE RUSSELL 1000 VALUE INDEX DUE TO STRONG FUNDAMENTALS DESPITE ONGOING DEREGULATION AND INCREASING COMPETITIVENESS OF THE INDUSTRY.
     (BULLET) THE PORTFOLIO'S OVER-WEIGHTED EXPOSURE TO AUTOMOBILE MANUFACTURER STOCKS IN THEIR TIME OF SPIN-OFFS AND MERGERS HAS BENEFITED THE PORTFOLIO. PARTICULARLY STRONG PERFORMERS WERE FORD MOTOR AND CHRYSLER.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP VALUE EQUITY PORTFOLIO AND RUSSELL 1000 VALUE INDEX FROM INCEPTION AND AT EACH FISCAL
                                   YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                        Russell 1000
            Institutional Class  Service Class  Investor A Class Investor B Class   Investor C Class     Value Index
4/20/92           $10,000          $10,000           $9,550          $10,000            $10,000            $10,000
Jun-92             $9,831           $9,831           $9,388           $9,831             $9,831             $9,842
Sep-92             $9,882           $9,882           $9,437           $9,882             $9,882             $9,899
Dec-92            $10,457          $10,457           $9,986          $10,457            $10,457            $10,476
Mar-93            $11,342          $11,342          $10,832          $11,342            $11,342            $11,333
Jun-93            $11,414          $11,414          $10,901          $11,414            $11,414            $11,575
Sep-93            $12,048          $12,042          $11,508          $12,050            $12,050            $12,044
Dec-93            $12,338          $12,327          $11,768          $12,322            $12,322            $11,919
Mar-94            $11,871          $11,853          $11,313          $11,846            $11,846            $11,410
Jun-94            $12,045          $12,021          $11,459          $11,999            $11,999            $11,385
Sep-94            $12,501          $12,466          $11,891          $12,452            $12,452            $11,568
Dec-94            $12,474          $12,432          $11,854          $12,413            $12,413            $11,265
Mar-95            $13,546          $13,494          $12,862          $13,468            $13,468            $12,224
Jun-95            $14,616          $14,549          $13,863          $14,516            $14,516            $13,197
Sep-95            $15,716          $15,633          $14,890          $15,591            $15,591            $14,232
Dec-95            $16,823          $16,722          $15,921          $16,672            $16,672            $15,060
Mar-96            $17,778          $17,659          $16,807          $17,581            $17,581            $15,794
Jun-96            $18,388          $18,253          $17,372          $18,132            $18,132            $15,945
Sep-96            $19,018          $18,864          $17,947          $18,705            $18,705            $16,285
Dec-96            $20,894          $20,698          $19,712          $20,485            $20,485            $17,770
Mar-97            $21,243          $21,044          $20,007          $20,363            $20,363            $18,119
Jun-97            $24,155          $23,900          $22,716          $23,671            $23,671            $20,649
Sep-97            $26,177          $25,883          $24,592          $25,579            $25,579            $22,561
Dec-97            $26,876          $26,554          $25,236          $26,195            $26,195            $23,445
Mar-98            $30,252          $29,905          $28,361          $29,375            $29,375            $26,068
Jun-98            $29,798          $29,417          $27,907          $28,852            $28,852            $26,185
Sep-98            $25,581          $25,237          $23,947          $24,698            $24,698            $23,153

                                       FOR PERIOD ENDING SEPTEMBER 30, 1998
-----------------------------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURN
                                             1 YEAR         3 YEAR        5 YEAR       FROM INCEPTION
                                             ------         ------        ------       --------------
  Institutional Class                        (2.27)%        17.64%        16.26%            15.68%
  Service Class                              (2.50)%        17.32%        15.95%            15.44%
  Investor A Class (Load Adjusted)           (7.03)%        15.36%        14.72%            14.50%
  Investor A Class (NAV)                     (2.63)%        17.15%        15.78%            15.32%
  Investor B Class (Load Adjusted)           (7.79)%        14.98%        14.84%            14.95%
  Investor B Class (NAV)                     (3.45)%        16.35%        15.31%            14.95%
  Investor C Class (Load Adjusted)           (4.42)%        16.35%        15.31%            14.95%
  Investor C Class (NAV)                     (3.45)%        16.35%        15.31%            14.95%
-----------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92; INVESTOR A SHARES, 5/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 1/18/96; AND INVESTOR C SHARES, 8/16/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                        LARGE CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/98):
     $1.2 BILLION

PERFORMANCE BENCHMARK:
     RUSSELL 1000 GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE FAVORABLE AND ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS GREATER THAN $5 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO ENDED THE PERIOD OVERWEIGHT VERSUS THE RUSSELL 1000 GROWTH INDEX IN THE HEALTHCARE AND CAPITAL GOODS INDUSTRIES. IN ADDITION, THE PORTFOLIO CONTINUES TO HAVE A SIGNIFICANT TECHNOLOGY WEIGHTING DUE TO THE MANAGER'S BELIEF THAT STRONG, STABLE GROWTH CAN BE FOUND IN THESE SECTORS.
     (BULLET) LARGE CAP GROWTH STOCKS SHOWED CONSIDERABLE RESILIENCE DURING THE MARKET'S RECENT DECLINE. THE MANAGER BELIEVES THAT SLOWING ECONOMIC DOMESTIC GROWTH, MINIMAL INFLATIONARY PRESSURE AND CONTINUED VOLATILITY WITHIN THE MARKET DUE TO THE WORLDWIDE CRISES WITH LOWER EXPECTATIONS FOR CORPORATE EARNINGS ALL FAVOR LARGE CAP GROWTH STOCKS AS INVESTORS LOOK FOR SAFETY IN LARGE COMPANIES WITH STABLE EARNINGS.
     (BULLET) STRONG PERFORMERS IN THE PORTFOLIO DURING THE PERIOD INCLUDE ORACLE, BMC SOFTWARE AND COMPUTER ASSOCIATES.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LARGE CAP GROWTH EQUITY PORTFOLIO AND RUSSELL 1000 GROWTH INDEX FROM INCEPTION AND AT EACH FISCAL
                                   YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                         Russell 1000
            Institutional Class  Service Class  Investor A Class  Investor B Class   Investor C Class    Growth Index
11/1/89           $10,000          $10,000           $9,550           $10,000            $10,000            $10,000
Dec-89            $10,825          $10,825          $10,338           $10,825            $10,825            $10,396
Mar-90            $10,493          $10,493          $10,021           $10,493            $10,493            $10,053
Jun-90            $10,987          $10,987          $10,493           $10,987            $10,987            $10,651
Sep-90            $10,040          $10,040           $9,589           $10,040            $10,040             $9,096
Dec-90            $10,603          $10,603          $10,126           $10,603            $10,603             $9,963
Mar-91            $11,397          $11,397          $10,884           $11,397            $11,397            $11,510
Jun-91            $11,304          $11,304          $10,795           $11,304            $11,304            $11,459
Sep-91            $11,993          $11,993          $11,454           $11,993            $11,993            $12,167
Dec-91            $13,361          $13,361          $12,760           $13,361            $13,361            $13,254
Mar-92            $12,389          $12,389          $11,831           $12,389            $12,389            $12,967
Jun-92            $12,455          $12,455          $11,894           $12,455            $12,455            $13,148
Sep-92            $12,581          $12,581          $12,014           $12,581            $12,581            $13,579
Dec-92            $13,228          $13,228          $12,631           $13,228            $13,228            $14,451
Mar-93            $13,473          $13,473          $12,865           $13,473            $13,473            $15,053
Jun-93            $13,912          $13,912          $13,271           $13,912            $13,912            $15,157
Sep-93            $15,371          $15,371          $14,651           $15,371            $15,371            $15,646
Dec-93            $15,039          $15,039          $14,338           $15,039            $15,039            $15,919
Mar-94            $13,859          $13,859          $13,200           $13,859            $13,859            $15,290
Jun-94            $13,001          $13,001          $12,370           $13,001            $13,001            $15,260
Sep-94            $13,657          $13,657          $12,983           $13,657            $13,657            $16,041
Dec-94            $13,525          $13,525          $12,841           $13,525            $13,525            $15,979
Mar-95            $14,755          $14,755          $13,997           $14,755            $14,755            $17,499
Jun-95            $16,075          $16,075          $15,237           $16,075            $16,075            $19,147
Sep-95            $17,737          $17,737          $16,781           $17,737            $17,737            $20,853
Dec-95            $18,183          $18,183          $17,192           $18,183            $18,183            $22,012
Mar-96            $19,333          $19,333          $18,267           $19,333            $19,333            $23,226
Jun-96            $20,471          $20,471          $19,315           $20,471            $20,471            $24,171
Sep-96            $21,048          $21,048          $19,833           $21,048            $21,048            $24,958
Dec-96            $21,884          $21,884          $20,591           $21,884            $21,884            $26,948
Mar-97            $21,746          $21,746          $20,451           $21,197            $21,197            $27,365
Jun-97            $25,867          $25,858          $24,304           $25,150            $25,150            $32,540
Sep-97            $28,140          $28,115          $26,412           $27,280            $27,280            $34,987
Dec-97            $28,104          $28,051          $26,335           $27,152            $27,152            $36,040
Mar-98            $32,837          $32,752          $30,725           $31,613            $31,613            $40,859
Jun-98            $34,918          $34,793          $32,642           $33,520            $33,520            $42,710
Sep-98            $31,451          $31,303          $29,358           $30,097            $30,097            $38,827

                                       FOR PERIOD ENDING SEPTEMBER 30, 1998
-----------------------------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURN
                                             1 YEAR         3 YEAR        5 YEAR       FROM INCEPTION
                                             ------         ------        ------       --------------
  Institutional Class                         11.76%        21.04%        15.40%           13.71%
  Service Class                               11.33%        20.67%        15.10%           13.53%
  Investor A Class (Load Adjusted)             6.17%        18.67%        13.86%           12.83%
  Investor A Class (NAV)                      11.16%        20.50%        14.92%           13.42%
  Investor B Class (Load Adjusted)             5.37%        18.24%        13.97%           13.15%
  Investor B Class (NAV)                      10.33%        19.65%        14.43%           13.15%
  Investor C Class (Load Adjusted)             9.23%        19.65%        14.43%           13.15%
  Investor C Class (NAV)                      10.33%        19.65%        14.43%           13.15%
-----------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 11/1/89; INVESTOR A SHARES, 3/14/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 1/24/96; AND INVESTOR C SHARES, 1/24/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         MID-CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/98):
     $245.1 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL MID CAP VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN EQUITY SECURITIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS GENERALLY BETWEEN $1 BILLION AND $10 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO ENDED THE PERIOD OVERWEIGHT VERSUS THE RUSSELL MID CAP VALUE INDEX IN UTILITY COMPANIES, WHICH PERFORMED WELL DURING THE PERIOD. ESPECIALLY STRONG WAS AMERICAN STORES, WHOSE STOCK PRICE INCREASED AFTER ITS ACQUISITION BY ALBERTSON INC.
     (BULLET) THE MANAGER'S DECISION TO OVERWEIGHT HEALTHCARE STOCKS VERSUS THE INDEX ADDED TO THE PORTFOLIO'S POSITIVE RELATIVE PERFORMANCE.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MID-CAP VALUE EQUITY PORTFOLIO AND THE RUSSELL MID CAP VALUE INDEX FROM INCEPTION AND AT EACH
                                  PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                         Russell Mid Cap
            Institutional Class   Service Class  Investor A Class  Investor B Class   Investor C Class     Value Index
12/27/96          $10,000           $10,000           $9,550           $10,000            $10,000            $10,000
3/31/97           $10,084           $10,071           $9,617           $10,065            $10,065            $10,170
6/30/97           $11,383           $11,363          $10,838           $11,328            $11,328            $11,450
9/30/97           $12,910           $12,881          $12,273           $12,823            $12,823            $12,910
12/31/97          $12,856           $12,819          $12,218           $12,741            $12,741            $13,436
3/31/98           $14,288           $14,240          $13,558           $14,126            $14,126            $14,778
6/30/98           $13,475           $13,418          $12,765           $13,269            $13,269            $14,398
9/30/98           $11,144           $11,086          $10,548           $10,506            $10,944            $12,433

                      FOR PERIOD ENDING SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                                  1 YEAR         FROM INCEPTION
                                                  ------         ---------------
  Institutional Class                            (13.68)%             6.35%
  Service Class                                  (13.94)%             6.03%
  Investor A Class (Load Adjusted)               (17.91)%             3.08%
  Investor A Class (NAV)                         (14.06)%             5.81%
  Investor B Class (Load Adjusted)               (18.50)%             2.84%
  Investor B Class (NAV)                         (14.66)%             5.25%
  Investor C Class (Load Adjusted)               (15.51)%             5.25%
  Investor C Class (NAV)                         (14.66)%             5.25%
--------------------------------------------------------------------------------

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B AND INVESTOR C SHARES WAS 12/27/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         MID-CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/98):
     $257.9 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL MID CAP GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE FAVORABLE AND ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS GENERALLY BETWEEN $1 BILLION AND $10 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) THE PORTFOLIO'S PRIMARY PERFORMANCE FACTORS DURING THE PERIOD, PARTICULARLY DURING THE MARKET'S RECENT DECLINE, WERE STOCK SELECTION AND STRICT ADHERENCE TO BUY AND SELL DISCIPLINES.
     (BULLET) THE PORTFOLIO'S LARGEST SECTOR WEIGHTINGS WERE TECHNOLOGY, SERVICES AND HEALTHCARE DUE TO STRONG FUNDAMENTALS AND EARNINGS GROWTH POTENTIAL. THE PORTFOLIO'S CASH POSITION HAS DECREASED DURING THE FINAL MONTHS OF THE PERIOD AS OPPORTUNITIES FOR INVESTMENT AT ATTRACTIVE LEVELS INCREASED. GOING FORWARD, THE MANAGER BELIEVES THAT STRONG UNIT VOLUME GROWTH, RELATIVELY MINOR INTERNATIONAL EXPOSURE AND ATTRACTIVE RELATIVE VALUATIONS WILL PROPEL MID-CAP COMPANIES.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MID-CAP GROWTH EQUITY PORTFOLIO AND THE RUSSELL MID CAP GROWTH INDEX FROM INCEPTION AND AT EACH
                                  PERIOD END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                        Russell Mid Cap
            Institutional Class  Service Class  Investor A Class  Investor B Class   Investor C Class    Growth Index
12/27/96          $10,000          $10,000           $9,550           $10,000            $10,000            $10,000
3/31/97            $8,894           $8,930           $8,519            $8,920             $8,920             $9,635
6/30/97           $10,528          $10,550          $10,066           $10,530            $10,530            $11,053
9/30/97           $12,151          $12,170          $11,594           $12,110            $12,110            $12,600
12/31/97          $11,474          $11,480          $10,944           $11,400            $11,400            $12,253
3/31/98           $12,911          $12,913          $12,293           $12,782            $12,782            $13,741
6/30/98           $13,081          $13,074          $12,446           $12,913            $12,913            $13,732
9/30/98           $11,173          $11,158          $10,615           $10,557            $10,997            $11,439

                      FOR PERIOD ENDING SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                              1 YEAR              FROM INCEPTION
                                              ------              --------------
  Institutional Class                         (8.05)%                  6.75%
  Service Class                               (8.32)%                  6.42%
  Investor A Class (Load Adjusted)           (12.53)%                  3.46%
  Investor A Class (NAV)                      (8.42)%                  6.20%
  Investor B Class (Load Adjusted)           (13.27)%                  3.13%
  Investor B Class (NAV)                      (9.19)%                  5.55%
  Investor C Class (Load Adjusted)           (10.10)%                  5.55%
  Investor C Class (NAV)                      (9.19)%                  5.55%
--------------------------------------------------------------------------------

THE INCEPTION DATE OF THE PORTFOLIO'S INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B AND INVESTOR C SHARES WAS 12/27/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                        SMALL CAP VALUE EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/98):
     $665.8 MILLION

PERFORMANCE BENCHMARK:
     RUSSELL 2000 VALUE INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN SMALL CAP EQUITY SECURITIES BELIEVED BY THE MANAGER TO BE UNDERVALUED. TYPICALLY, THE MANAGER WILL FOCUS ON STOCKS WITH LOWER THAN AVERAGE PRICE-TO-EARNINGS AND PRICE-TO-BOOK RATIOS AND MARKET CAPITALIZATIONS LESS THAN $1.5 BILLION. A COMPANY'S EARNINGS TREND AND ITS STOCK'S DIVIDEND GROWTH RATE WILL ALSO BE FACTORS CONSIDERED IN SECURITY SELECTION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)THE PORTFOLIO ENDED THE PERIOD OVERWEIGHT VERSUS THE RUSSELL 2000 VALUE INDEX IN TECHNOLOGY AND HEALTHCARE STOCKS, WHILE UNDERWEIGHT IN FINANCIALS AND UTILITY STOCKS.
     (BULLET)WITH REGARD TO STOCK SELECTION, THE PORTFOLIO BENEFITED FROM THE AGREED SALE OF MARQUETTE MEDICAL SYSTEMS TO GE AT A SIGNIFICANT PREMIUM OVER PREVIOUS CLOSING VALUE. ALSO ADDING TO POSITIVE RELATIVE PERFORMANCE WAS THE PORTFOLIO'S UNDERWEIGHT IN CYCLICALLY SENSITIVE TRUCKING COMPANIES AND SPECIALTY FINANCE COMPANIES.

  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP VALUE EQUITY PORTFOLIO AND THE RUSSELL 2000 VALUE INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                         Russell 2000
            Institutional Class  Service Class  Investor A Class  Investor B Class   Investor C Class     Value Index
4/13/92           $10,000          $10,000           $9,550           $10,000            $10,000            $10,000
Jun-92             $9,680           $9,680           $9,244            $9,680             $9,680             $9,657
Sep-92            $10,151          $10,151           $9,694           $10,151            $10,151             $9,933
Dec-92            $11,686          $11,686          $11,160           $11,686            $11,686            $11,416
Mar-93            $12,412          $12,412          $11,854           $12,412            $12,412            $11,903
Jun-93            $12,251          $12,251          $11,699           $12,251            $12,251            $12,162
Sep-93            $13,233          $13,232          $12,637           $13,232            $13,232            $13,225
Dec-93            $13,866          $13,856          $13,228           $13,851            $13,851            $13,596
Mar-94            $13,608          $13,599          $12,973           $13,584            $13,584            $13,236
Jun-94            $13,349          $13,322          $12,707           $13,306            $13,306            $12,720
Sep-94            $14,061          $14,022          $13,378           $14,009            $14,009            $13,603
Dec-94            $13,800          $13,768          $13,125           $13,733            $13,733            $13,350
Mar-95            $14,256          $14,212          $13,548           $14,154            $14,154            $13,965
Jun-95            $15,085          $15,028          $14,311           $14,933            $14,933            $15,274
Sep-95            $16,513          $16,428          $15,644           $16,297            $16,297            $16,783
Dec-95            $16,994          $16,898          $16,091           $16,732            $16,732            $17,147
Mar-96            $17,903          $17,797          $16,923           $17,583            $17,583            $18,023
Jun-96            $18,519          $18,383          $17,474           $18,123            $18,123            $18,925
Sep-96            $18,599          $18,449          $17,530           $18,146            $18,146            $18,991
Dec-96            $20,369          $20,203          $19,203           $19,829            $19,829            $19,979
Mar-97            $20,206          $20,015          $19,016           $19,210            $19,210            $18,946
Jun-97            $24,603          $24,362          $23,139           $23,325            $23,325            $21,805
Sep-97            $30,016          $29,686          $28,184           $28,370            $28,370            $24,616
Dec-97            $30,280          $29,911          $28,392           $28,534            $28,534            $25,030
Mar-98            $32,657          $32,241          $30,578           $30,677            $30,677            $27,120
Jun-98            $30,942          $30,507          $28,939           $28,966            $28,966            $26,141
Sep-98            $24,902          $24,540          $23,270           $23,239            $23,239            $21,467

                                  FOR PERIOD ENDING SEPTEMBER 30, 1998
-----------------------------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURN
                                             1 YEAR         3 YEAR        5 YEAR       FROM INCEPTION
                                             ------         ------        ------       --------------
  Institutional Class                       (17.03)%        11.26%        11.44%           13.54%
  Service Class                             (17.33)%        10.91%        11.11%           13.28%
  Investor A Class (Load Adjusted)          (21.14)%         9.08%         9.96%           12.35%
  Investor A Class (NAV)                    (17.43)%        10.76%        10.98%           13.16%
  Investor B Class (Load Adjusted)          (21.74)%         8.64%         9.91%           12.68%
  Investor B Class (NAV)                    (18.08)%         9.94%        10.35%           12.68%
  Investor C Class (Load Adjusted)          (18.90)%         9.94%        10.35%           12.68%
  Investor C Class (NAV)                    (18.08)%         9.94%        10.35%           12.68%
-----------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/13/92; INVESTOR A SHARES, 6/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 10/1/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                        SMALL CAP GROWTH EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/98):
     $1.3 BILLION

PERFORMANCE BENCHMARK:
     RUSSELL 2000 GROWTH INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE FAVORABLE AND ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS LESS THAN $1.5 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)THE PORTFOLIO'S LARGEST SECTOR ALLOCATIONS OVER THE PERIOD CONTINUED TO BE TECHNOLOGY, CONSUMER SERVICES AND HEALTHCARE.
     (BULLET)DESPITE POSTING A NEGATIVE RETURN, THE PORTFOLIO OUTPERFORMED THE RUSSELL 2000 GROWTH INDEX DURING THE PERIOD. THE TWO KEY FACTORS DRIVING PERFORMANCE WERE STOCK SELECTION AND STRICT ADHERENCE TO BUY AND SELL DISCIPLINES. THE PORTFOLIO'S CASH POSITION HAS DECREASED DURING THE FINAL MONTHS OF THE PERIOD AS OPPORTUNITIES FOR INVESTMENT IN SMALL CAP GROWTH COMPANIES AT ATTRACTIVE LEVELS INCREASED.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP GROWTH EQUITY PORTFOLIO AND THE RUSSELL 2000 GROWTH INDEX FROM INCEPTION AND AT
                             EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                         Russell 2000
            Institutional Class  Service Class  Investor A Class  Investor B Class   Investor C Class    Growth Index
9/14/93           $10,000          $10,000           $9,550           $10,000            $10,000            $10,000
Sep-93            $10,470          $10,470           $9,956           $10,470            $10,470            $10,141
Dec-93            $10,379          $10,374           $9,904           $10,371            $10,371            $10,407
Mar-94             $9,858           $9,854           $9,398            $9,841             $9,841             $9,984
Jun-94             $9,169           $9,143           $8,729            $9,141             $9,141             $9,357
Sep-94            $10,170          $10,144           $9,666           $10,121            $10,121            $10,231
Dec-94            $10,990          $10,955          $10,439           $10,931            $10,931            $10,155
Mar-95            $11,672          $11,635          $11,079           $11,601            $11,601            $10,711
Jun-95            $13,195          $13,146          $12,512           $13,101            $13,101            $11,773
Sep-95            $15,100          $15,026          $14,307           $14,981            $14,981            $13,111
Dec-95            $16,213          $16,066          $15,282           $16,002            $16,002            $13,304
Mar-96            $18,291          $18,107          $17,221           $17,993            $17,993            $14,069
Jun-96            $20,941          $20,719          $19,695           $20,534            $20,534            $14,891
Sep-96            $22,025          $21,809          $20,717           $21,535            $21,535            $14,763
Dec-96            $21,332          $21,110          $20,040           $20,784            $20,784            $14,803
Mar-97            $17,182          $16,989          $16,114           $16,190            $16,190            $13,240
Jun-97            $20,921          $20,678          $19,608           $20,267            $20,267            $15,564
Sep-97            $25,524          $25,197          $23,883           $24,650            $24,650            $18,197
Dec-97            $23,293          $22,964          $21,772           $22,449            $22,449            $16,705
Mar-98            $25,534          $25,153          $23,829           $24,528            $24,528            $18,689
Jun-98            $24,566          $24,177          $22,909           $23,517            $23,517            $17,615
Sep-98            $19,923          $19,552          $18,554           $18,816            $19,006            $13,676

                                 FOR PERIOD ENDING SEPTEMBER 30, 1998
-----------------------------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURN
                                             1 YEAR         3 YEAR        5 YEAR       FROM INCEPTION
                                             ------         ------        ------       --------------
  Institutional Class                       (21.93)%         9.69%        13.74%           14.64%
  Service Class                             (22.40)%         9.18%        13.31%           14.21%
  Investor A Class (Load Adjusted)          (25.82)%         7.38%        12.12%           13.03%
  Investor A Class (NAV)                    (22.31)%         9.05%        13.16%           14.07%
  Investor B Class (Load Adjusted)          (26.36)%         6.97%        12.21%           13.34%
  Investor B Class (NAV)                    (22.89)%         8.25%        12.66%           13.57%
  Investor C Class (Load Adjusted)          (23.66)%         8.25%        12.66%           13.57%
  Investor C Class (NAV)                    (22.89)%         8.25%        12.66%           13.57%
-----------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/14/93; SERVICE AND INVESTOR A SHARES, 9/15/93; INVESTOR B SHARES, 1/18/96; AND INVESTOR C SHARES, 9/6/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                           MICRO-CAP EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/98):
     $17.8 MILLION

PERFORMANCE BENCHMARK:
     WILSHIRE MICRO CAP INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN STOCKS OF COMPANIES BELIEVED BY THE MANAGER TO HAVE FAVORABLE AND ABOVE-AVERAGE EARNINGS GROWTH PROSPECTS AND MARKET CAPITALIZATIONS BETWEEN $25 MILLION AND $300 MILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)SINCE FUNDING ON MAY 1, 1998, THE PORTFOLIO HAS BUILT SIGNIFICANT POSITIONS IN THE TECHNOLOGY, CONSUMER SERVICES AND CONSUMER CYCLICALS SECTORS.
     (BULLET)MICRO CAP STOCKS WERE OUT OF FAVOR RELATIVE TO LARGER CAP STOCKS DURING THE THIRD QUARTER OF 1998. AS A RESULT OF THE TURMOIL IN THE EMERGING MARKETS AS WELL AS RUSSIA'S DEVALUATION OF THE RUBLE, INVESTORS ARE WILLING TO PAY HIGH PREMIUMS FOR STABLE GROWTH AND VISIBLE EARNINGS.
     (BULLET)WHILE POSTING A NEGATIVE RETURN, THE PORTFOLIO OUTPERFORMED ITS INDEX DURING THE PERIOD.THE TWO KEY FACTORS DRIVING PERFORMANCE WERE STOCK SELECTION AND STRICT ADHERENCE TO BUY AND SELL DISCIPLINES. THE PORTFOLIO'S CASH POSITION HAS DECREASED DURING THE FINAL MONTHS OF THE PERIOD AS OPPORTUNITIES FOR INVESTMENT IN MICRO-CAP COMPANIES AT ATTRACTIVE LEVELS INCREASED.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MICRO-CAP EQUITY PORTFOLIO AND THE WILSHIRE MICRO CAP INDEX FROM INCEPTION AND AT EACH MONTH END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          Institutional Class  Service Class  Investor A Class  Investor B Class   Investor C Class   Wilshire Micro Cap
5/1/98         $10,000            $10,000          $9,550            $10,000           $10,000             $10,000
May-98         $10,570            $10,570         $10,042            $10,570           $10,570              $9,506
Jun-98         $10,951            $10,951         $10,403            $10,951           $10,951              $9,461
Jul-98         $10,861            $10,861         $10,318            $10,861           $10,861              $8,860
Aug-98          $8,710             $8,710          $8,275             $8,701            $8,701              $6,995
Sep-98          $9,391             $9,391          $8,911             $8,949            $9,277              $7,251

                      FOR PERIOD ENDING SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
                              AVERAGE ANNUAL TOTAL RETURN
                                                  1 YEAR         FROM INCEPTION
                                                  ------         ---------------
  Institutional Class                               N/A             (13.95)
  Service Class                                     N/A             (13.95)%
  Investor A Class (Load Adjusted)                  N/A             (24.12)%
  Investor A Class (NAV)                            N/A             (14.17)%
  Investor B Class (Load Adjusted)                  N/A             (23.17)%
  Investor B Class (NAV)                            N/A             (14.39)%
  Investor C Class (Load Adjusted)                  N/A             (16.42)%
  Investor C Class (NAV)                            N/A             (14.39)%
--------------------------------------------------------------------------------

THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS:
INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B, AND INVESTOR C SHARES WAS 5/1/98. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         INTERNATIONAL EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/98):
     $1.2 BILLION

PERFORMANCE BENCHMARK:
     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND THE FAR EAST INDEX ("EAFE").

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF ISSUERS IN COUNTRIES INCLUDED IN THE EAFE INDEX. WITHIN THIS UNIVERSE, A VALUE STYLE OF INVESTING IS EMPLOYED TO SELECT STOCKS WHICH THE MANAGER BELIEVES ARE UNDERVALUED.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)RELATIVE TO THE MSCI EAFE INDEX, THE PORTFOLIO ENDED THE PERIOD OVERWEIGHT IN THE UNITED KINGDOM, GERMANY AND FRANCE AND SIGNIFICANTLY UNDERWEIGHT IN JAPAN.
     (BULLET)FEARS OVER GLOBAL DEFLATION CAUSED ECONOMIC GROWTH AND CORPORATE EARNINGS ESTIMATES TO BE DOWNGRADED ACROSS THE GLOBE. HIT PARTICULARLY HARD WERE CONTINENTAL EUROPEAN STOCKS, WHERE GROWTH EXPECTATIONS WERE HIGH EARLY IN THE PERIOD AND WERE SUBSEQUENTLY REVISED DOWNWARDS. BANK STOCKS WERE GENERALLY WEAK GIVEN THEIR LOSSES IN RUSSIAN INVESTMENTS AND EXPOSURE TO HEDGE FUNDS.
     (BULLET)JAPAN EXPERIENCED DIFFICULTY DURING THE PERIOD, AS THE LAST THREE QUARTERS HAVE RESULTED IN NEGATIVE ECONOMIC GROWTH. WORRIES OVER BAD DEBTS IN THE FINANCIAL SYSTEM CONTINUE DESPITE SIGNS OF PROGRESS. IN ADDITION, EARNINGS DOWNGRADES HAVE BEGUN TO AFFECT BLUE CHIP STOCKS.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL EQUITY PORTFOLIO AND THE EAFE INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 Institutional Class  Service Class  Investor A Class   Investor B Class   Investor C Class   MSCI EAFE Index
4/27/92               $10,000            $10,000          $9,500            $10,000           $10,000             $10,000
Jun-92                $10,429            $10,429          $9,908            $10,430           $10,430              $9,529
Sep-92                 $9,938             $9,938          $9,442             $9,939            $9,939              $9,682
Dec-92                 $9,816             $9,816          $9,327             $9,817            $9,817              $9,317
Mar-93                $10,962            $10,962         $10,415            $10,963           $10,963             $10,443
Jun-93                $11,602            $11,602         $11,024            $11,604           $11,604             $11,502
Sep-93                $12,692            $12,692         $12,058            $12,693           $12,693             $12,273
Dec-93                $13,435            $13,423         $12,747            $13,418           $13,418             $12,386
Mar-94                $13,591            $13,569         $12,886            $13,564           $13,564             $12,827
Jun-94                $13,643            $13,621         $12,916            $13,596           $13,596             $13,492
Sep-94                $14,050            $14,007         $13,293            $13,992           $13,992             $13,513
Dec-94                $13,468            $13,428         $12,732            $13,392           $13,392             $13,385
Mar-95                $13,371            $13,332         $12,630            $13,263           $13,263             $13,644
Jun-95                $13,854            $13,796         $13,069            $13,692           $13,692             $13,753
Sep-95                $14,394            $14,318         $13,560            $14,185           $14,185             $14,337
Dec-95                $14,807            $14,730         $13,954            $14,580           $14,580             $14,929
Mar-96                $15,165            $15,076         $14,271            $14,877           $14,877             $15,371
Jun-96                $15,849            $15,733         $14,893            $15,496           $15,496             $15,625
Sep-96                $15,548            $15,422         $14,587            $15,152           $15,152             $15,616
Dec-96                $16,070            $15,929         $15,068            $15,626           $15,626             $15,876
Mar-97                $15,960            $15,795         $14,942            $15,470           $15,470             $15,638
Jun-97                $17,699            $17,501         $16,530            $17,095           $17,095             $17,679
Sep-97                $17,869            $17,658         $16,679            $17,215           $17,215             $17,566
Dec-97                $16,914            $16,698         $15,758            $16,245           $16,245             $16,201
Mar-98                $19,350            $19,085         $18,010            $18,530           $18,530             $18,596
Jun-98                $19,487            $19,198         $18,093            $18,591           $18,591             $18,806
Sep-98                $16,611            $16,363         $15,419            $15,806           $15,806             $16,145

                                   FOR PERIOD ENDING SEPTEMBER 30, 1998
-----------------------------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURN
                                             1 YEAR         3 YEAR        5 YEAR       FROM INCEPTION
                                             ------         ------        ------       --------------
  Institutional Class                        (7.03)%         4.88%         5.53%            8.21%
  Service Class                              (7.34)%         4.56%         5.21%            7.96%
  Investor A Class (Load Adjusted)          (12.20)%         2.60%         3.97%            6.96%
  Investor A Class (NAV)                     (7.56)%         4.38%         5.04%            7.82%
  Investor B Class (Load Adjusted)          (12.30)%         2.45%         4.07%            7.38%
  Investor B Class (NAV)                     (8.19)%         3.68%         4.49%            7.38%
  Investor C Class (Load Adjusted)           (9.11)%         3.68%         4.49%            7.38%
  Investor C Class (NAV)                     (8.19)%         3.68%         4.49%            7.38%
-----------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/27/92; INVESTOR A SHARES, 6/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 12/5/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/98):
     $19.2 MILLION

PERFORMANCE BENCHMARK:
     SALOMON BROTHERS EXTENDED MARKETS WORLD EX-U.S. INDEX

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF SMALL CAP COMPANIES PRIMARILY FROM DEVELOPED COUNTRIES, WHICH THE MANAGEMENT TEAM BELIEVES ARE UNDERVALUED AND WILL APPRECIATE. THE PORTFOLIO MAY ALSO INVEST UP TO 20% OF ITS ASSETS IN STOCKS FROM EMERGING MARKET COUNTRIES. THE STOCKS IN THE PORTFOLIO WILL GENERALLY HAVE A MARKET CAPITALIZATION BELOW $1 BILLION.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)THE PORTFOLIO ENDED THE PERIOD OVERWEIGHT RELATIVE TO THE INDEX IN THE UNITED KINGDOM AND GERMANY, WHILE SUBSTANTIALLY UNDERWEIGHT IN JAPAN AND ASIA DUE TO THE UNCERTAINTY OF ECONOMIC PROGRESS IN THAT REGION.
     (BULLET)GOING FORWARD, THE MANAGER BELIEVES THAT THE BEST OPPORTUNITIES REMAIN IN CONTINENTAL EUROPE, GIVEN THE HIGH LEVELS OF LIQUIDITY, ONGOING CORPORATE RESTRUCTURING AND SOLID EARNINGS MOMENTUM SEEN THROUGHOUT THE REGION.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL SMALL CAP EQUITY PORTFOLIO AND THE SALOMON EMI EXUS FROM INCEPTION AND AT EACH PERIOD
                                      END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Institutional Class  Service Class   Investor A Class   Investor B Class   Investor C Class    Salomon EMI EXUS
9/26/97           $10,000             $10,000          $9,500            $10,000             $10,000             $10,000
Dec-97             $9,458              $9,447          $8,996             $9,458              $9,458              $8,943
Mar-98            $11,354             $11,343         $10,786            $11,324             $11,324             $10,431
Jun-98            $11,966             $11,954         $11,348            $11,896             $11,896             $10,393
Sep-98             $9,588              $9,587          $9,090             $9,128              $9,508              $8,821

                      FOR PERIOD ENDING SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURN
                                                  1 YEAR        FROM INCEPTION
                                                  ------        --------------
  Institutional Class                             (3.57)%          (3.81)%
  Service Class                                   (3.62)%          (3.85)%
  Investor A Class (Load Adjusted)                (8.74)%          (8.97)%
  Investor A Class (NAV)                          (3.98)%          (4.21)%
  Investor B Class (Load Adjusted)                (9.02)%          (8.70)%
  Investor B Class (NAV)                          (4.73)%          (4.95)%
  Investor C Class (Load Adjusted)                (5.68)%          (4.95)%
  Investor C Class (NAV)                          (4.73)%          (4.95)%
--------------------------------------------------------------------------------

THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS:
INSTITUTIONAL, SERVICE, INVESTOR A, INVESTOR B, AND INVESTOR C SHARES WAS 9/26/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

TOTAL NET ASSETS (9/30/98):
     $92.8 MILLION

PERFORMANCE BENCHMARK:
     MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX ("EMF")

INVESTMENT APPROACH:
     PURSUES LONG-TERM CAPITAL APPRECIATION BY INVESTING IN NON-DOLLAR DENOMINATED STOCKS OF ISSUERS IN EMERGING MARKETS (GENERALLY ANY COUNTRY CONSIDERED TO BE EMERGING OR DEVELOPING BY THE WORLD BANK, THE INTERNATIONAL FINANCE CORPORATION OR THE UNITED NATIONS). WITHIN THIS UNIVERSE, A VALUE STYLE OF INVESTING IS EMPLOYED TO SELECT STOCKS WHICH THE MANAGER BELIEVES ARE UNDERVALUED.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)THE PORTFOLIO ENDED THE PERIOD OVERWEIGHT RELATIVE TO THE INDEX IN SOUTH AFRICA, MEXICO AND CHILE, AND UNDERWEIGHT IN TAIWAN.
     (BULLET)ALL REGIONS WITHIN THE EMERGING MARKETS POSTED NEGATIVE RETURNS DURING THE PERIOD, PRIMARILY DUE TO GLOBAL WORRIES SUCH AS THE RECENT IMPOSITION OF CAPITAL CONTROLS IN MALAYSIA, DEBT DEFAULT IN RUSSIA AND POTENTIAL DEBT DEFAULT IN BRAZIL.
     (BULLET)GOING FORWARD, THE MANAGER BELIEVES THAT THE EMERGING MARKETS, WHICH WERE THE FIRST INTO THE GLOBAL FISCAL CRISIS, MAY BE THE FIRST ONES TO RECOVER. ASIA POSTED RELATIVELY STRONG RETURNS IN THE THIRD QUARTER OF 1998 AS IMPROVED TRADE BALANCES STABILIZED CURRENCIES AND FALLING INTEREST RATES IMPROVED MARKET SENTIMENT. ACCORDINGLY, THE MANAGER INCREASED THE PORTFOLIO'S WEIGHTING IN ASIA TO REFLECT THIS RELATIVE STRENGTH, WITH THAILAND AND KOREA BEING THE PRIMARY BENEFICIARIES.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE EMERGING MARKETS PORTFOLIO AND THE MSCI EMERGING MARKETS FREE INDEX FROM INCEPTION AND AT EACH
                                FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                     MSCI Emerging
          Institutional Class  Service Class  Investor A Class  Investor B Class  Investor C Class     Free Index
6/17/94          $10,000          $10,000          $9,500           $10,000          $10,000             $10,000
Jun-94            $9,960           $9,960          $9,462            $9,960           $9,960             $10,058
Sep-94           $10,560          $10,550         $10,013           $10,540          $10,540             $12,076
Dec-94            $9,142           $9,131          $8,665            $9,121           $9,121             $10,340
Mar-95            $8,071           $8,060          $7,637            $8,039           $8,039              $9,060
Jun-95            $8,758           $8,736          $8,272            $8,707           $8,707             $10,001
Sep-95            $8,478           $8,450          $7,997            $8,418           $8,418              $9,937
Dec-95            $7,992           $7,955          $7,529            $7,925           $7,925              $9,803
Mar-96            $8,810           $8,760          $8,291            $8,727           $8,727             $10,413
Jun-96            $9,327           $9,267          $8,770            $9,221           $9,221             $10,848
Sep-96            $9,069           $9,008          $8,515            $8,943           $8,943             $10,456
Dec-96            $8,973           $8,905          $8,418            $8,820           $8,820             $10,394
Mar-97           $10,197          $10,114          $9,552            $9,743           $9,743             $11,274
Jun-97           $10,954          $10,856         $10,244           $10,436          $10,436             $12,276
Sep-97           $10,080           $9,976          $9,411            $9,573           $9,573             $11,175
Dec-97            $8,160           $8,073          $7,611            $7,730           $7,730              $9,217
Mar-98            $8,117           $8,021          $7,561            $7,659           $7,659              $9,788
Jun-98            $6,286           $6,218          $5,845            $5,913           $5,913              $7,478
Sep-98            $4,677           $4,627          $4,349            $4,303           $4,391              $5,832

                      FOR PERIOD ENDING SEPTEMBER 30, 1998
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                                        1 YEAR       3 YEAR     FROM INCEPTION
                                        ------       ------     --------------
  Institutional Class                   (53.59)%    (17.98)%      (16.23)%
  Service Class                         (53.62)%    (18.19)%      (16.44)%
  Investor A Class (Load Adjusted)      (56.12)%    (19.76)%      (17.65)%
  Investor A Class (NAV)                (53.79)%    (18.37)%      (16.65)%
  Investor B Class (Load Adjusted)      (56.19)%    (19.92)%      (17.35)%
  Investor B Class (NAV)                (54.13)%    (18.82)%      (16.96)%
  Investor C Class (Load Adjusted)      (54.59)%    (18.82)%      (16.96)%
  Investor C Class (NAV)                (54.13)%    (18.82)%      (16.96)%
--------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, SERVICE SHARES AND INVESTOR A SHARES, 6/17/94; INVESTOR B SHARES, 4/25/96; AND INVESTOR C SHARES, 3/21/97. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                             SELECT EQUITY PORTFOLIO

TOTAL NET ASSETS (9/30/98):
     $1.6 BILLION

PERFORMANCE BENCHMARK:
     S&P 500 INDEX

INVESTMENT APPROACH:
     SEEKS LONG-TERM CAPITAL APPRECIATION BY MAINTAINING COMPARABLE SECTOR WEIGHTINGS TO THE BENCHMARK WHILE OVERWEIGHTING OR UNDERWEIGHTING SPECIFIC SECURITIES WITHIN THOSE SECTORS AS THE MANAGER IDENTIFIES MARKET OPPORTUNITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)OVER THE PERIOD, GROWTH STOCKS GENERALLY OUTPERFORMED VALUE STOCKS, WHICH HINDERED THE PORTFOLIO'S PERFORMANCE DUE TO ITS VALUE ORIENTATION. THE MANAGER BELIEVES THAT INVESTORS FOCUSED ON STABLE EARNINGS RATHER THAN ATTRACTIVELY VALUED ISSUES, WHICH BEGAN TO REBOUND DURING THE LAST FEW MONTHS OF THE PERIOD.
     (BULLET)THE PORTFOLIO HELD STRONG PERFORMING STOCKS ACROSS NUMEROUS INDUSTRIES DURING THE PERIOD, INCLUDING SYSCO, LUCENT AND MICROSOFT (TECHNOLOGY), FORD (AUTOS), HOME DEPOT (RETAIL) AND PFIZER (DRUG).

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SELECT EQUITY PORTFOLIO AND THE S&P 500 INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          Institutional Class  Service Class  Investor A Class   Investor B Class   Investor C Class    S&P 500 Index
9/13/93         $10,000           $10,000          $9,550             $10,000          $10,000             $10,000
Sep-93           $9,970            $9,970          $9,521              $9,970           $9,970             $10,058
Dec-93          $10,114           $10,108          $9,653             $10,108          $10,108             $10,232
Mar-94           $9,730            $9,718          $9,278              $9,715           $9,715              $9,844
Jun-94           $9,784            $9,766          $9,331              $9,770           $9,770              $9,886
Sep-94          $10,148           $10,124          $9,659             $10,114          $10,114             $10,369
Dec-94           $9,987            $9,958          $9,498              $9,945           $9,945             $10,367
Mar-95          $10,911           $10,872         $10,366             $10,855          $10,855             $11,377
Jun-95          $11,704           $11,643         $11,098             $11,621          $11,621             $12,463
Sep-95          $12,561           $12,497         $11,908             $12,470          $12,470             $13,454
Dec-95          $13,312           $13,223         $12,595             $13,189          $13,189             $14,264
Mar-96          $13,989           $13,898         $13,221             $13,844          $13,844             $15,030
Jun-96          $14,630           $14,513         $13,812             $14,443          $14,443             $15,705
Sep-96          $15,054           $14,924         $14,197             $14,821          $14,821             $16,190
Dec-96          $16,469           $16,316         $15,528             $16,160          $16,160             $17,539
Mar-97          $16,904           $16,735         $15,922             $16,084          $16,084             $18,009
Jun-97          $19,856           $19,649         $18,674             $19,367          $19,367             $21,152
Sep-97          $21,448           $21,210         $20,152             $20,852          $20,852             $22,761
Dec-97          $21,648           $21,392         $20,317             $20,986          $20,986             $23,407
Mar-98          $24,633           $24,329         $23,098             $23,812          $23,812             $26,675
Jun-98          $25,175           $24,847         $23,583             $24,272          $24,272             $27,561
Sep-98          $22,320           $22,010         $20,883             $21,242          $21,456             $24,843

                                 FOR PERIOD ENDING SEPTEMBER 30, 1998
-----------------------------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURN
                                             1 YEAR         3 YEAR        5 YEAR       FROM INCEPTION
                                             ------         ------        ------       --------------
  Institutional Class                         4.07%         21.13%        17.49%           17.24%
  Service Class                               3.77%         20.77%        17.16            16.93%
  Investor A Class (Load Adjusted)           (1.02)%        18.76%        16.30%           15.70%
  Investor A Class (NAV)                      3.62%         20.59%        17.01%           16.76%
  Investor B Class (Load Adjusted)           (1.73)%        18.41%        16.10%           16.09%
  Investor B Class (NAV)                      2.90%         19.83%        16.57%           16.32%
  Investor C Class (Load Adjusted)            1.87%         19.83%        16.57%           16.32%
  Investor C Class (NAV)                      2.90%         19.83%        16.57%           16.32%
-----------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 9/13/93; SERVICE SHARES, 9/15/93; INVESTOR A SHARES, 10/13/93; INVESTOR B SHARES, 3/27/96; AND INVESTOR C SHARES, 9/27/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.


             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                             INDEX EQUITY PORTFOLIO

ADVISOR TO THE INDEX MASTER PORTFOLIO:
     DIMENSIONAL FUND ADVISORS INC.

TOTAL NET ASSETS (9/30/98):
     $821.4 MILLION

PERFORMANCE BENCHMARK:
     S&P 500 INDEX

INVESTMENT APPROACH:
     UTILIZES A PASSIVE INVESTMENT STYLE THAT PURSUES THE REPLICATION OF THE S&P 500 INDEX TOTAL RETURN.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)THE PORTFOLIO HOLDS SUBSTANTIALLY ALL OF THE STOCKS CONTAINED IN THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTION AS THEY ARE REPRESENTED IN THE INDEX BY INVESTING ALL OF ITS ASSETS IN THE U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY.
     (BULLET)ACCORDINGLY, THE PORTFOLIO POSTED A TOTAL RETURN SUBSTANTIALLY SIMILAR TO THAT OF THE S&P 500.

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INDEX EQUITY PORTFOLIO AND THE S&P 500 INDEX FROM INCEPTION AND AT EACH FISCAL YEAR END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          Institutional Class  Service Class  Investor A Class   Investor B Class   Investor C Class    S&P 500 Index
4/20/92          $10,000          $10,000          $9,700            $10,000            $10,000            $10,000
Jun-92            $9,870           $9,870          $9,574             $9,870             $9,870             $9,899
Sep-92           $10,161          $10,161          $9,857            $10,161            $10,161            $10,212
Dec-92           $10,659          $10,659         $10,339            $10,659            $10,659            $10,726
Mar-93           $11,118          $11,118         $10,784            $11,118            $11,118            $11,194
Jun-93           $11,139          $11,139         $10,805            $11,139            $11,139            $11,249
Sep-93           $11,423          $11,417         $11,073            $11,415            $11,415            $11,539
Dec-93           $11,676          $11,664         $11,308            $11,657            $11,657            $11,806
Mar-94           $11,197          $11,181         $10,824            $11,159            $11,159            $11,359
Jun-94           $11,254          $11,231         $10,878            $11,214            $11,214            $11,406
Sep-94           $11,771          $11,739         $11,366            $11,718            $11,718            $11,964
Dec-94           $11,770          $11,731         $11,357            $11,708            $11,708            $11,962
Mar-95           $12,900          $12,850         $12,415            $12,799            $12,799            $13,127
Jun-95           $14,134          $14,070         $13,613            $14,034            $14,034            $14,379
Sep-95           $15,221          $15,143         $14,636            $15,088            $15,088            $15,522
Dec-95           $16,130          $16,036         $15,505            $15,985            $15,985            $16,457
Mar-96           $16,959          $16,836         $16,276            $16,763            $16,763            $17,339
Jun-96           $17,702          $17,562         $16,974            $17,466            $17,466            $18,117
Sep-96           $18,237          $18,089         $17,462            $17,946            $17,946            $18,677
Dec-96           $19,737          $19,563         $18,891            $19,371            $19,371            $20,235
Mar-97           $20,250          $20,055         $19,359            $19,422            $19,422            $20,776
Jun-97           $23,757          $23,512         $22,689            $22,722            $22,722            $24,401
Sep-97           $25,529          $25,248         $24,359            $24,324            $24,324            $26,258
Dec-97           $26,234          $25,924         $24,987            $24,927            $24,927            $27,004
Mar-98           $29,880          $29,497         $28,421            $28,305            $28,305            $30,773
Jun-98           $30,848          $30,429         $29,336            $29,137            $29,137            $31,795
Sep-98           $27,804          $27,404         $26,396            $26,182            $26,182            $28,660

                                  FOR PERIOD ENDING SEPTEMBER 30, 1998
-----------------------------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURN
                                             1 YEAR         3 YEAR        5 YEAR       FROM INCEPTION
                                             ------         ------        ------       --------------
  Institutional Class                          8.91%        22.24%        19.48%           17.18%
  Service Class                                8.54%        21.86%        19.14%           16.91%
  Investor A Class (Load Adjusted)             5.12%        20.50%        18.26%           16.23%
  Investor A Class (NAV)                       8.37%        21.73%        18.98%           16.78%
  Investor B Class (Load Adjusted)             2.79%        19.55%        18.06%           16.45%
  Investor B Class (NAV)                       7.63%        20.98%        18.54%           16.45%
  Investor C Class (Load Adjusted)             6.55%        20.98%        18.54%           16.54%
  Investor C Class (NAV)                       7.63%        20.98%        18.54%           16.45%
-----------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INSTITUTIONAL SHARES, 4/20/92; INVESTOR A SHARES, 6/2/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 2/7/96; AND INVESTOR C SHARES, 8/14/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                               BALANCED PORTFOLIO

TOTAL NET ASSETS (9/30/98):
     $695.3 MILLION

PERFORMANCE BENCHMARK:
     Equity Portion: S&P 500 INDEX
     Fixed Income Portion: SALOMON BROAD INVESTMENT
GRADE INDEX

INVESTMENT APPROACH:
     PURSUES A BLEND OF EQUITY AND FIXED INCOME SECURITIES TO DELIVER TOTAL RETURN THROUGH CAPITAL APPRECIATION AND CURRENT INCOME. THE PORTFOLIO WILL MAINTAIN AT MINIMUM 25% ALLOCATION FIXED INCOME SECURITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET)THE PORTFOLIO'S TARGET EQUITY ALLOCATION WAS REDUCED FROM 65% TO 60% DURING THE THIRD QUARTER OF 1998 DUE TO THEN CURRENT AND PROJECTED MARKET CONDITIONS.
     (BULLET)WITHIN THE EQUITY PORTION OF THE PORTFOLIO, THE MANAGER ENDED THE PERIOD WITH AN OVERWEIGHT RELATIVE TO THE S&P 500 IN THE TECHNOLOGY SECTOR, WITH SIGNIFICANT POSITIONS IN INTEL AND COMPAQ. ADDITIONALLY, STOCK SELECTION AIDED RELATIVE PERFORMANCE, WITH WAL-MART AND PHILIP MORRIS POSTING STRONG PERFORMANCE DURING THE PERIOD.
     (BULLET)WITHIN THE FIXED INCOME PORTION, THE MANAGER TOOK ADVANTAGE OF WIDER YIELD SPREADS OVER THE PERIOD BY SELLING TREASURY SECURITIES AND REINVESTING IN HIGH CREDIT QUALITY CORPORATE BONDS AND MORTGAGE SECURITIES WITH LOW PREPAYMENT RISK.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE BALANCED PORTFOLIO
  AND 65% S&P 500 /35% SALOMON BIG INDEX FROM INCEPTION AND AT EACH FISCAL YEAR
                                      END.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                                                  65% S&P 500,
                Institutional Class  Service Class  Investor A Class   Investor B Class   Investor C Class   35% Salomon BIG Index
5/14/90               $10,000           $10,000          $9,550             $10,000            $10,000              $10,000
Jun-90                $10,240           $10,240          $9,779             $10,240            $10,240               $9,726
Sep-90                 $9,236            $9,236          $8,821              $9,236             $9,236              $10,185
Dec-90                 $9,998            $9,998          $9,548              $9,998             $9,998               $9,258
Mar-91                $10,827           $10,827         $10,340             $10,827            $10,827               $9,898
Jun-91                $10,796           $10,796         $10,310             $10,796            $10,796              $10,866
Sep-91                $11,459           $11,459         $10,943             $11,459            $11,459              $10,858
Dec-91                $12,243           $12,243         $11,692             $12,243            $12,243              $11,392
Mar-92                $12,165           $12,165         $11,618             $12,165            $12,165              $12,151
Jun-92                $12,469           $12,469         $11,908             $12,469            $12,469              $11,848
Sep-92                $13,197           $13,197         $12,603             $13,197            $13,197              $12,102
Dec-92                $13,690           $13,690         $13,074             $13,690            $13,690              $12,471
Mar-93                $14,160           $14,160         $13,523             $14,160            $14,160              $12,830
Jun-93                $14,481           $14,481         $13,829             $14,481            $14,481              $13,322
Sep-93                $14,894           $14,888         $14,215             $14,885            $14,885              $13,430
Dec-93                $15,309           $15,294         $14,600             $15,288            $15,288              $13,716
Mar-94                $14,821           $14,797         $14,109             $14,774            $14,774              $13,864
Jun-94                $14,647           $14,615         $13,941             $14,598            $14,598              $13,328
Sep-94                $14,876           $14,833         $14,144             $14,810            $14,810              $13,254
Dec-94                $14,827           $14,776         $14,082             $14,725            $14,725              $13,636
Mar-95                $15,802           $15,741         $14,996             $15,666            $15,666              $13,590
Jun-95                $16,989           $16,910         $16,105             $16,788            $16,788              $14,627
Sep-95                $17,900           $17,789         $16,950             $17,640            $17,640              $15,778
Dec-95                $18,937           $18,805         $17,914             $18,613            $18,613              $16,629
Mar-96                $19,418           $19,285         $18,351             $19,033            $19,033              $17,464
Jun-96                $20,002           $19,837         $18,884             $19,547            $19,547              $17,902
Sep-96                $20,484           $20,301         $19,320             $19,956            $19,956              $18,385
Dec-96                $21,872           $21,661         $20,609             $21,245            $21,245              $18,803
Mar-97                $22,143           $21,913         $20,844             $21,452            $21,452              $19,951
Jun-97                $25,000           $24,728         $23,517             $24,272            $24,272              $20,202
Sep-97                $26,306           $25,999         $24,721             $25,462            $25,462              $22,677
Dec-97                $27,079           $26,743         $25,423             $26,126            $26,126              $23,976
Mar-98                $29,565           $29,163         $27,717             $28,433            $28,433              $26,287
Jun-98                $30,591           $30,169         $28,645             $29,326            $29,326              $27,076
Sep-98                $29,153           $28,712         $27,242             $27,854            $27,854              $25,771

                               FOR PERIOD ENDING SEPTEMBER 30, 1998
-----------------------------------------------------------------------------------------------------
                                            AVERAGE ANNUAL TOTAL RETURN
                                             1 YEAR         3 YEAR        5 YEAR       FROM INCEPTION
                                             ------         ------        ------       --------------
  Institutional Class                         10.82%        17.65%        14.38%           13.60%
  Service Class                               10.43%        17.30%        14.04%           13.40%
  Investor A Class (Load Adjusted)             5.22%        15.33%        12.84%           12.69%
  Investor A Class (NAV)                      10.19%        17.12%        13.89%           13.31%
  Investor B Class (Load Adjusted)             4.48%        14.88%        12.78%           12.92%
  Investor B Class (NAV)                       9.40%        16.26%        13.24%           12.92%
  Investor C Class (Load Adjusted)             8.31%        16.26%        13.24%           12.92%
  Investor C Class (NAV)                       9.40%        16.26%        13.24%           12.92%
-----------------------------------------------------------------------------------------------------

THE PERFORMANCE INFORMATION ABOVE INCLUDES INFORMATION RELATING TO EACH CLASS OF THE PORTFOLIO SINCE THE COMMENCEMENT OF OPERATIONS OF THE PORTFOLIO, RATHER THAN THE DATE SUCH CLASS WAS INTRODUCED. THE INCEPTION DATES OF THE PORTFOLIO'S SHARE CLASSES WERE AS FOLLOWS: INVESTOR A SHARES, 5/14/90; INSTITUTIONAL SHARES, 5/1/92; SERVICE SHARES, 7/29/93; INVESTOR B SHARES, 10/3/94; AND INVESTOR C SHARES, 12/20/96. SEE "NOTE ON PERFORMANCE INFORMATION" ON PAGE 16 FOR FURTHER INFORMATION ON HOW PERFORMANCE DATA WAS CALCULATED.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         NOTE ON PERFORMANCE INFORMATION

     The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses borne by these share classes which, if reflected, would reduce the performance quoted. Accordingly, the performance information may be used in assessing each Portfolio's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of these classes, which would require an adjustment to the ongoing expenses.
     Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows: Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Micro-Cap Equity, Select Equity and Balanced Portfolios -- 4.50%; International Equity, International Emerging Markets and International Small Cap Equity Portfolios -- 5.00%; and Index Equity Portfolio -- 3.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.
     The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. PAMG and the Portfolio's Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------
IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE BLACKROCK EQUITY PORTFOLIOS (UNAUDITED)
     During the fiscal year ended September 30, 1998, the following Portfolios of BlackRock Funds declared the following dividends from realized capital gains:

                                                    SHORT-TERM       LONG-TERM
                                                   CAPITAL GAIN,   CAPITAL GAIN,
                                                     PER SHARE       PER SHARE
                                                   ------------    -------------
     Large Cap Value Equity Portfolio ............    $0.5070          $1.7471
     Large Cap Growth Equity Portfolio ...........     0.9571           1.6820
     Mid-Cap Value Equity Portfolio ..............     0.3628               --
     Mid-Cap Growth Equity Portfolio .............     0.0381           0.0663
     Small Cap Value Equity Portfolio ............     0.8451           1.2788
     Small Cap Growth Equity Portfolio ...........         --           1.1381
     International Equity Portfolio ..............     0.0355           0.1617
     International Emerging Markets Portfolio ....         --           0.1415
     Select Equity Portfolio .....................     0.1353           0.8662
     Index Equity Portfolio ......................     0.0165           0.0217
     Balanced Portfolio ..........................     0.1352           1.1161

FOR CORPORATE SHAREHOLDERS ONLY:
     The percentage of dividends from net investment income declared in the fiscal year ended September 30, 1998 which qualify for the corporate dividends received deduction is as follows:

     Large Cap Value Equity Portfolio ............      100.0%
     Large Cap Growth Equity Portfolio ...........      100.0
     Mid-Cap Value Equity Portfolio ..............      100.0
     Small Cap Value Equity Portfolio ............      100.0
     Select Equity Portfolio .....................      100.0
     Balanced Portfolio ..........................       45.4

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS OF THE INTERNATIONAL EQUITY AND INTERNATIONAL SMALL CAP EQUITY PORTFOLIOS.
     During the fiscal year ended September 30, 1998, the International Equity Portfolio distributed $11,228,709 of foreign source income on which the Portfolio paid foreign taxes of $2,846,865, and International Small Cap Equity Portfolio distributed $134,495, of foreign source income on which the Portfolio paid foreign taxes of $45,615. This information is being furnished to you pursuant to notice requirements of Sections 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        LARGE CAP VALUE EQUITY PORTFOLIO

                                      NUMBER
AS OF SEPTEMBER 30, 1998            OF SHARES       VALUE
                                    ----------  --------------
COMMON STOCKS -- 98.7%
AEROSPACE -- 3.5%
  AlliedSignal, Inc.                1,311,200   $   46,383,700
  Boeing Co.                          511,900       17,564,569
  Northrop Grumman Corp.              211,800       15,461,400
                                                --------------
                                                    79,409,669
                                                --------------
AIR TRANSPORTATION -- 0.9%
Delta Air Lines, Inc.                 210,400       20,461,400
                                                --------------
BANKS -- 9.9%
 #Banc One Corp.                      711,410       30,323,851
  BankAmerica Corp.                   533,500       32,076,687
  BankBoston Corp.                    653,440       21,563,520
  Chase Manhattan Corp.               641,400       27,740,550
  Citicorp                            107,600       10,000,075
  First Chicago NBD Corp.             468,027       32,059,849
  National City Corp.**               353,000       23,275,937
 #NationsBank, Inc.                   418,500       22,389,750
  Wells Fargo & Co.                    83,000       29,465,000
                                                --------------
                                                   228,895,219
                                                --------------
BUSINESS SERVICES -- 0.5%
  Varian Associates, Inc.             353,800       12,471,450
                                                --------------
CHEMICALS -- 3.3%
  Dow Chemical Co.                    269,500       23,025,406
  E.I. du Pont de Nemours & Co.       405,950       22,783,944
 #IMC Global, Inc.                    432,200        8,373,875
  PPG Industries, Inc.                411,600       22,457,925
                                                --------------
                                                    76,641,150
                                                --------------
COMPUTER & OFFICE EQUIPMENT -- 5.6%
  Compaq Computer Corp.               756,800       23,933,800
  International Business Machines
    Corp.                             373,800       47,846,400
 #Seagate Technology, Inc.**          624,400       15,649,025
 #Xerox Corp.                         500,600       42,425,850
                                                --------------
                                                   129,855,075
                                                --------------
CONSUMER DURABLES -- 0.4%
 #Black & Decker Corp.                220,800        9,190,800
                                                --------------
CONTAINERS -- 0.6%
  Crown Cork & Seal Co., Inc.         536,600       14,354,050
                                                --------------
ELECTRONICS -- 4.4%
 #Applied Materials, Inc.**           421,000       10,630,250
  Avnet, Inc.                         167,500        6,166,094
  General Electric Co.                488,140       38,837,639
  Intel Corp.                         343,300       29,437,975
  Texas Instruments, Inc.             305,700       16,125,675
                                                --------------
                                                   101,197,633
                                                --------------
ENERGY & UTILITIES -- 8.6%
  Cinergy Corp.                       221,500        8,472,375
 #Columbia Gas Systems, Inc.          526,450       30,863,131
 #Entergy Corp.                       485,000       14,913,750
 #FPL Group, Inc.                     477,300       33,261,844
 #NIPSCO Industries, Inc.             420,200       13,814,075
  PacifiCorp                        1,051,600       20,177,575
  PECO Energy Co.                     404,900       14,804,156
  Southern Co.                      1,407,900       41,445,056
  Unicom Corp.                        527,830       19,727,646
                                                --------------
                                                   197,479,608
                                                --------------

                                      NUMBER
                                     OF SHARES       VALUE
                                    ----------  --------------
FINANCE -- 5.7%
  AMBAC Financial Group, Inc.         266,000   $   12,768,000
  CIT Group, Inc. Class A             865,200       22,170,750
  Fleet Financial Group, Inc.         351,500       25,813,281
  Household International, Inc.       269,640       10,111,500
  Morgan Stanley,
    Dean Witter & Co.                 659,272       28,389,900
 #Travelers Group, Inc.               396,600       14,872,500
 #Washington Mutual, Inc.             548,850       18,523,687
                                                --------------
                                                   132,649,618
                                                --------------
FOOD & AGRICULTURE -- 0.6%
  Archer Daniels Midland Co.          876,905       14,688,159
                                                --------------
INSURANCE -- 6.1%
  Aetna, Inc.                         325,800       22,643,100
  Allstate Corp.                      166,966        6,960,395
  American General Corp.              451,000       28,807,625
  Chubb Corp.                         337,300       21,249,900
  Cigna Corp.                         406,800       26,899,650
 #Conseco, Inc.                       561,500       17,160,844
  MBIA, Inc.                          146,400        7,859,850
  St. Paul Cos., Inc.                 286,870        9,323,275
                                                --------------
                                                   140,904,639
                                                --------------
MACHINERY & HEAVY EQUIPMENT -- 1.3%
 #Deere & Co.                         531,100       16,065,775
  Dover Corp.                         442,100       13,649,837
                                                --------------
                                                    29,715,612
                                                --------------
MEDICAL & MEDICAL SERVICES -- 0.8%
  Columbia Healthcare Corp.           447,800        8,983,987
 #Foundation Health Systems, Inc.**   905,810        8,491,969
                                                --------------
                                                    17,475,956
                                                --------------
METAL & MINING -- 1.7%
  Aluminum Co. of America             236,700       16,805,700
 #Phelps Dodge Corp.                  202,100       10,547,094
  Reynolds Metals Co.                 247,400       12,571,012
                                                --------------
                                                    39,923,806
                                                --------------
MOTOR VEHICLES -- 4.4%
 #Chrysler Corp.                      436,600       20,902,225
  Dana Corp.                          486,900       18,167,456
  Ford Motor Co.                      498,100       23,379,569
  General Motors Corp.                367,804       20,114,281
  Goodyear Tire & Rubber Co.          360,400       18,515,550
  Meritor Automotive, Inc.                 12              181
                                                --------------
                                                   101,079,262
                                                --------------
OIL & GAS -- 12.8%
  Atlantic Richfield Co.              365,900       25,956,031
 #British Petroleum Co. PLC ADR       427,000       37,255,750
 #Chevron Corp.                       512,800       43,107,250
  Exxon Corp.                         838,900       58,880,294
  Mobil Corp.                         532,500       40,436,719
  Phillips Petroleum Co.              526,000       23,735,750
 #Royal Dutch Petroleum Co.           771,100       36,723,637
  Tenneco, Inc.                       310,300       10,201,113
  Ultramar Diamond Shamrock Corp.     857,288       19,503,302
                                                --------------
                                                   295,799,846
                                                --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  LARGE CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                      NUMBER
AS OF SEPTEMBER 30, 1998            OF SHARES       VALUE
                                    ----------  --------------
COMMON STOCKS (CONTINUED)
PAPER & FOREST PRODUCTS -- 2.2%
  Champion International Corp.        388,200   $   12,155,513
  Fort James Corp.                    396,100       12,997,031
  Kimberly-Clark Corp.                630,100       25,519,050
                                                --------------
                                                    50,671,594
                                                --------------
PHARMACEUTICALS -- 3.8%
 #American Home Products Corp.        371,300       19,446,838
  Bristol-Myers Squibb Co.            273,400       28,399,425
 #Merck & Co., Inc.                   121,950       15,800,147
  Pharmacia & Upjohn, Inc.            462,600       23,216,738
                                                --------------
                                                    86,863,148
                                                --------------
REAL ESTATE -- 1.0%
  Boston Properties, Inc.             425,000       12,112,500
  Starwood Hotels & Resorts           356,345       10,868,523
                                                --------------
                                                    22,981,023
                                                --------------
RETAIL MERCHANDISING -- 5.4%
 #Albertson's, Inc.                   648,700       35,110,888
 #Federated Department Stores, Inc.** 461,200       16,776,150
  J.C. Penney Co., Inc.               477,600       21,462,150
  Kmart Corp.**                     1,574,900       18,800,369
  Sears, Roebuck & Co.                488,200       21,572,338
 #Toys "R" Us, Inc.**                 739,000       11,962,563
                                                --------------
                                                   125,684,458
                                                --------------
TELECOMMUNICATIONS -- 10.8%
 #AT&T Corp.                          983,300       57,461,594
  Bell Atlantic Corp.               1,085,584       52,582,975
  GTE Corp.                           489,100       26,900,500
 #SBC Communications, Inc.            925,068       41,107,709
  Sprint Corp.                        485,500       34,956,000
  US West, Inc.                       710,100       37,235,869
                                                --------------
                                                   250,244,647
                                                --------------
TEXTILES -- 0.4%
  Fruit of the Loom, Inc., Class A**  608,400        9,164,025
                                                --------------
TOBACCO -- 1.8%
 #Philip Morris Cos., Inc.            891,350       41,057,809
                                                --------------
TRANSPORTATION -- 2.2%
  CSX Corp.                           469,800       19,760,962
 #FDX Corp.**                         349,200       15,757,650
  Norfolk Southern Corp.              530,600       15,420,563
                                                --------------
                                                    50,939,175
                                                --------------
TOTAL COMMON STOCKS
  (Cost $2,008,588,330)                          2,279,798,831
                                                --------------


                                         PAR
                        MATURITY        (000)         VALUE
                        --------       -------     -------------
SHORT TERM INVESTMENTS -- 1.3%
   Federal Home Loan Mortgage Corp.
     Discount Notes
     5.38%              10/01/98        $20,660   $   20,660,000
   Galileo Money Market Fund              9,965        9,964,768
                                                  --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $30,624,768)                                  30,624,768
                                                  --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $2,039,213,098*)                          $2,310,423,599
                                                  ==============
------------------
* Cost for Federal income tax purposes is $2,039,295,556. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                  $  469,138,026
   Gross unrealized depreciation                    (198,009,983)
                                                  --------------
                                                  $  271,128,043
                                                  ==============
** Non-income producing security.
#  Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                        LARGE CAP VALUE EQUITY PORTFOLIO

SEPTEMBER 30, 1998
ASSETS
   Investments at value (Cost $2,039,213,098) .............................................................           $2,310,423,599
   Collateral received for securities loaned ..............................................................              371,746,065
   Dividends receivable ...................................................................................                4,058,878
   Interest receivable ....................................................................................                   38,631
   Investments sold receivable ............................................................................               20,674,707
   Capital shares sold receivable .........................................................................                6,295,551
   Prepaid expenses .......................................................................................                    2,471
                                                                                                                      --------------
          TOTAL ASSETS ....................................................................................            2,713,239,902
                                                                                                                      --------------
LIABILITIES
   Payable upon return of securities loaned ...............................................................              371,746,065
   Investments purchased payable ..........................................................................               21,817,579
   Capital shares redeemed payable ........................................................................                5,054,342
   Accrued expenses payable ...............................................................................                2,380,516
                                                                                                                      --------------
          TOTAL LIABILITIES ...............................................................................              400,998,502
                                                                                                                      --------------

NET ASSETS ................................................................................................           $2,312,241,400
                                                                                                                      ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($1,841,170,974 (DIVIDE) 125,334,586) ..........................................                   $14.69
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($387,323,370 (DIVIDE) 26,364,662) ...................................................                   $14.69
                                                                                                                              ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($51,150,997 (DIVIDE) 3,483,278) ..................................................                   $14.68
                                                                                                                              ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($14.68 (DIVIDE) 0.955) ................................................................................                   $15.37
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($29,449,813 (DIVIDE) 2,019,155) ..................................................                   $14.59
                                                                                                                              ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($3,146,246 (DIVIDE) 215,712) .....................................................                   $14.59
                                                                                                                              ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        LARGE CAP GROWTH EQUITY PORTFOLIO

                                      NUMBER
AS OF SEPTEMBER 30, 1998             OF SHARES       VALUE
                                     ---------   --------------
COMMON STOCKS -- 98.1%
ADVERTISING -- 1.0%
 #Omnicom Group, Inc.                 247,100    $   1,119,500
                                                 -------------
AEROSPACE -- 1.0%
  AlliedSignal, Inc.                  137,300        4,856,987
  Boeing Co.                           96,570        3,313,558
  United Technologies Corp.            48,000        3,669,000
                                                 -------------
                                                    11,839,545
                                                 -------------
BANKS -- 1.7%
  Fifth Third Bancorp                  49,000        2,817,500
 #MBNA Corp.                          404,900       11,590,262
  U.S. Bancorp                        153,800        5,469,512
                                                 -------------
                                                    19,877,274
                                                 -------------
BEVERAGES -- 3.8%
  Coca-Cola Co.                       539,600       31,094,450
  PepsiCo, Inc.                       406,500       11,966,344
                                                 -------------
                                                    43,060,794
                                                 -------------
BROADCASTING -- 1.7%
  Chancellor Media Corp.**            172,800        5,767,200
  Clear Channel Communications,
    Inc.**                            278,500       13,228,750
                                                 -------------
                                                    18,995,950
                                                 -------------
CHEMICALS -- 0.7%
  Monsanto Co.                        139,000        7,836,125
                                                 -------------
COMPUTER & OFFICE EQUIPMENT -- 9.5%
  Cisco Systems, Inc.**               587,550       36,317,934
  Compaq Computer Corp.               462,900       14,639,212
  Computer Associates International,
    Inc.                              100,000        3,700,000
 #Dell Computer Corp.**               370,000       24,327,500
 #EMC Corp.**                         162,300        9,281,531
  HBO & Co.                           431,500       12,459,562
 #PeopleSoft, Inc.**                   81,400        2,655,675
  Xerox Corp.                          70,600        5,983,350
                                                 -------------
                                                   109,364,764
                                                 -------------
COMPUTER SOFTWARE & SERVICES -- 6.9%
  America Online, Inc.**               56,800        6,319,000
  Automatic Data Processing, Inc.     109,800        8,207,550
 #BMC Software, Inc.**                100,400        6,030,275
  Microsoft Corp.**                   526,100       57,903,881
                                                 -------------
                                                    78,460,706
                                                 -------------
CONSUMER NON-DURABLES -- 0.9%
  Newell Co.                          231,700       10,672,681
                                                 -------------
CONSUMER - STAPLES -- 0.5%
 #Walgreen Co.                        135,000        5,948,437
                                                 -------------
ELECTRONICS -- 11.6%
  General Electric Co.                879,900       70,007,044
  Hewlett Packard Co.                  80,000        4,235,000
  Intel Corp.                         513,200       44,006,900
 #Nokia Corp. ADR                      90,400        7,090,750
  Texas Instruments, Inc.             147,900        7,801,725
                                                 -------------
                                                   133,141,419
                                                 -------------

                                      NUMBER
                                     OF SHARES       VALUE
                                     ---------   -------------
ENTERTAINMENT & LEISURE -- 2.7%
  Carnival Corp. Class A              217,000    $   6,903,313
  Marriott International, Inc.
    Class A                           192,700        4,600,713
  Time Warner, Inc.                    70,000        6,129,375
  Walt Disney Co.                     525,600       13,304,250
                                                 -------------
                                                    30,937,651
                                                 -------------
FINANCE -- 3.9%
  Associates First Capital Corp.
    Class A                            78,300        5,109,075
  Capital One Financial Corp.          59,500        6,158,250
  Charles Schwab Corp.                100,000        3,937,500
  Federal Home Loan Mortgage Corp.    180,000        8,898,750
  Federal National Mortgage
    Association                       176,600       11,346,550
  Travelers Group, Inc.                84,000        3,150,000
 #Washington Mutual, Inc.             180,900        6,105,375
                                                 -------------
                                                    44,705,500
                                                 -------------
FOOD & AGRICULTURE -- 0.8%
 #Hershey Foods Corp.                  47,500        3,250,781
 Sara Lee Corp.                       121,000        6,534,000
                                                 -------------
                                                     9,784,781
                                                 -------------
INSURANCE -- 1.7%
  Ace Ltd.                            289,500        8,685,000
  American International Group, Inc.  148,500       11,434,500
                                                 -------------
                                                    20,119,500
                                                 -------------
MACHINERY & HEAVY EQUIPMENT -- 0.9%
  Danaher Corp.                        65,000        1,950,000
 #Illinois Tool Works, Inc.           155,000        8,447,500
                                                 -------------
                                                    10,397,500
                                                 -------------
MANUFACTURING -- 0.9%
 #Tyco International Ltd.             193,100       10,668,775
                                                 -------------
MEDICAL & MEDICAL SERVICES -- 0.6%
  Medtronic, Inc.                     121,800        7,049,175
                                                 -------------
MEDICAL INSTRUMENTS & SUPPLIES -- 2.2%
 #Becton, Dickinson & Co.             206,000        8,471,750
  Cardinal Health, Inc.                81,700        8,435,525
 #Guidant Corp.                       112,600        8,360,550
                                                 -------------
                                                    25,267,825
                                                 -------------
PAPER & FOREST PRODUCTS -- 0.4%
  Kimberly-Clark Corp.                107,000        4,333,500
                                                 -------------
PHARMACEUTICALS -- 22.5%
  Abbott Laboratories                 367,600       15,967,625
 #American Home Products Corp.        361,400       18,928,325
 #Amgen, Inc.**                        76,400        5,772,975
  Bristol-Myers Squibb Co.            331,400       34,424,175
 #Eli Lilly & Co.                     248,600       19,468,488
 #Johnson & Johnson                   358,600       28,060,450
 #Merck & Co., Inc.                   333,400       43,196,144
  Pfizer, Inc.                        373,600       39,578,250
  Schering-Plough Corp.               261,900       27,123,019
  Warner-Lambert Co.                  346,600       26,168,300
                                                 -------------
                                                   258,687,751
                                                 -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  LARGE CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                      NUMBER
AS OF SEPTEMBER 30, 1998             OF SHARES       VALUE
                                     ---------   --------------
COMMON STOCKS (CONTINUED)
RESTAURANTS -- 0.3%
  McDonald's Corp.                     60,000    $   3,581,250
                                                 -------------
RETAIL MERCHANDISING -- 7.8%
  Borders Group, Inc.**               186,000        4,138,500
 #Dayton Hudson Corp.                 307,600       10,996,700
 #Gap, Inc.                            89,900        4,742,225
 #Home Depot, Inc.                    311,800       12,316,100
  Kroger Co.**                        150,900        7,545,000
  Lowe's Cos., Inc.                   246,200        7,832,237
 #Mattel, Inc.                        232,300        6,504,400
 #Staples, Inc.**                     310,000        9,106,250
  TJX Companies, Inc.                 377,100        6,717,094
 #Wal-Mart Stores, Inc.               368,800       20,145,700
                                                 -------------
                                                    90,044,206
                                                 -------------
SERVICES - COMPUTER INTEGRATED
  SYSTEMS DESIGN -- 0.6%
  Sun Microsystems, Inc.**            138,000        6,874,125
                                                 -------------
SOAPS & COSMETICS -- 4.5%
  Colgate-Palmolive Co.                98,000        6,713,000
  Estee Lauder Co., Inc.               76,800        3,936,000
 #Gillette Co.                        400,600       15,322,950
  Procter & Gamble Co.                358,900       25,459,469
                                                 -------------
                                                    51,431,419
                                                 -------------
TELECOMMUNICATIONS -- 6.1%
  Airtouch Communications, Inc.**     216,000       12,312,000
  Century Telephone Enterprises, Inc. 113,900        5,381,775
  Lucent Technologies, Inc.           382,800       26,437,126
  MCI Worldcom, Inc.**                325,900       15,928,363
  Oracle Corp.**                      234,475        6,829,084
  SBC Communications, Inc.             67,000        2,977,312
                                                 -------------
                                                    69,865,660
                                                 -------------
TOBACCO -- 2.6%
  Philip Morris Cos., Inc.            660,200       30,410,463
                                                 -------------
TRANSIT & PASSENGER TRANSPORTATION -- 0.3%
  Wm. Wrigley Jr. Co.                  40,000        3,037,500
                                                 -------------
TOTAL COMMON STOCKS
  (Cost $756,804,841)                            1,127,513,776
                                                 -------------


                                         PAR
                        MATURITY        (000)       VALUE
                        --------       ------   --------------
SHORT TERM INVESTMENTS -- 1.9%
   Federal Home Loan Mortgage
     Corp. Discount Market Notes
     5.38%              10/01/98       $12,58   $   12,580,000
     5.44%              10/16/98        1,000***       997,733
   Galileo Money Market Fund            8,010        8,009,882
                                                --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $21,587,615)                                21,587,615
                                                --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $778,392,456*)                          $1,149,101,391
                                                ==============
--------------------
*  Cost for Federal income tax purposes is  $778,480,920.  The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                $  394,070,406
   Gross unrealized depreciation                   (23,449,935)
                                                --------------
                                                  $370,620,471
                                                ==============
**  Non-income producing security.
*** Principal  amount of securities  pledged as initial  margin  requirement  of
    $675,000 on 50 Standard & Poor's 500 Stock Index futures contracts expiring December 1998. The value of such contracts on September 30, 1998 was $12,825,000, thereby resulting in an unrealized loss of $49,375.
#   Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                        LARGE CAP GROWTH EQUITY PORTFOLIO

SEPTEMBER 30, 1998
ASSETS
   Investments at value (Cost $778,392,456) ..................................................................       $1,149,101,391
   Collateral received for securities loaned .................................................................          150,864,074
   Dividends receivable ......................................................................................            1,252,301
   Interest receivable .......................................................................................               14,161
   Investments sold receivable ...............................................................................           18,516,786
   Capital shares sold receivable ............................................................................              369,844
   Prepaid expenses ..........................................................................................                1,591
                                                                                                                     --------------
          TOTAL ASSETS .......................................................................................        1,320,120,148
                                                                                                                     --------------

LIABILITIES
   Payable upon return of securities loaned ..................................................................          150,864,074
   Investments purchased payable .............................................................................            4,229,970
   Capital shares redeemed payable ...........................................................................            3,554,692
   Accrued expenses payable ..................................................................................            1,353,204
   Futures margin payable ....................................................................................              393,750
                                                                                                                     --------------
          TOTAL LIABILITIES ..................................................................................          160,395,690
                                                                                                                     --------------

NET ASSETS ...................................................................................................       $1,159,724,458
                                                                                                                     ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($922,896,450 (DIVIDE) 50,886,525) ................................................               $18.14
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($187,738,050 (DIVIDE) 10,364,757) ......................................................               $18.11
                                                                                                                             ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($33,339,983 (DIVIDE) 1,845,833) .....................................................               $18.06
                                                                                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($18.06 (DIVIDE) 0.955) ...................................................................................               $18.91
                                                                                                                             ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($14,713,183 (DIVIDE) 832,313) .......................................................               $17.68
                                                                                                                             ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($1,036,792 (DIVIDE) 58,650) .........................................................               $17.68
                                                                                                                             ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         MID-CAP VALUE EQUITY PORTFOLIO

                                      NUMBER
AS OF SEPTEMBER 30, 1998             OF SHARES        VALUE
                                     ----------   ------------
COMMON STOCKS -- 97.0%
AIR TRANSPORTATION -- 1.4%
  Delta Air Lines, Inc.                35,000     $  3,403,750
                                                  ------------
AUTOMOTIVE -- 2.2%
 #Dana Corp.                           63,600        2,373,075
  Lear Corp.**                         68,000        2,975,000
                                                  ------------
                                                     5,348,075
                                                  ------------
BANKS -- 10.0%
 #Amsouth Bancorp.                     89,550        3,055,894
  Associated Bancorp.                  64,338        2,022,626
 #Charter One Financial, Inc.         147,913        3,679,348
  Commercial Federal Corp.             69,400        1,635,237
  Compass Bancshares, Inc.             72,050        2,377,650
  Huntington Bancshares, Inc.         129,130        3,244,391
  Sovereign Bancorp, Inc.             138,680        1,846,177
  Summit Bancorp                       79,500        2,981,250
  Union Planters Corp.                 69,600        3,497,400
                                                  ------------
                                                    24,339,973
                                                  ------------
CHEMICALS -- 2.5%
  Air Products & Chemicals, Inc.      106,200        3,159,450
  Ashland, Inc.                        64,600        2,987,750
                                                  ------------
                                                     6,147,200
                                                  ------------
COMPUTER & OFFICE EQUIPMENT -- 3.7%
  Adobe Systems, Inc.                  65,100        2,258,156
 #Gateway 2000, Inc.**                 24,700        1,287,487
  Seagate Technology, Inc.**          134,900        3,380,931
  Steelcase, Inc. Class A             123,500        2,192,125
                                                  ------------
                                                     9,118,699
                                                  ------------
COMPUTER COMMUNICATIONS
  EQUIPMENT -- 0.9%
  3Com Corp.**                         72,500        2,179,531
                                                  ------------
CONSTRUCTION -- 3.1%
  Centex Corp.                         51,800        1,787,100
  Harsco Corp.                         34,400        1,036,300
  Southdown, Inc.                      58,100        2,614,500
  USG Corp.                            49,600        2,145,200
                                                  ------------
                                                     7,583,100
                                                  ------------
CONTAINERS -- 1.0%
 #Owens-Illinois, Inc.**               99,300        2,482,500
                                                  ------------
DURABLE GOODS -- 1.1%
  Whirlpool Corp.                      56,300        2,646,100
                                                  ------------
ELECTRONICS -- 4.8%
 #DPL, Inc.                           171,650        3,368,631
  Florida Progress Corp.               79,400        3,439,012
 #SCI Systems, Inc.**                  92,300        2,486,331
  Vishay Intertechnology, Inc.**      208,445        2,514,368
                                                  ------------
                                                    11,808,342
                                                  ------------
ENERGY & UTILITIES -- 9.9%
  Ameren Corp.                         99,488        4,172,278
  Cinergy Corp.                       104,000        3,978,000
  El Paso Energy Corp.                 69,300        2,247,919
  Houston Industries, Inc.             89,700        2,791,912
  New Century Energies, Inc.           89,600        4,362,400


                                      NUMBER
                                     OF SHARES        VALUE
                                     ----------   ------------
ENERGY & UTILITIES (CONTINUED)
  Public Service Enterprise Group,
    Inc.                               44,700     $  1,757,269
  Scana Corp.                          81,000        2,718,562
  Sierra Pacific Resources             54,400        2,111,400
                                                  ------------
                                                    24,139,740
                                                  ------------
FINANCE -- 4.7%
  CIT Group, Inc. Class A             129,200        3,310,750
  Countrywide Credit Industries, Inc.  69,500        2,892,938
  Finova Group, Inc.                   65,600        3,275,900
  Heller Financial, Inc.**             79,200        1,900,800
                                                  ------------
                                                    11,380,388
                                                  ------------
FOOD & AGRICULTURE -- 1.6%
  Food Lion, Inc. Class B             251,100        2,448,225
  International Home Foods, Inc.**    106,800        1,441,800
                                                  ------------
                                                     3,890,025
                                                  ------------
INSURANCE -- 6.6%
  Allmerica Financial Corp.            55,000        3,279,375
 #Conseco, Inc.                       104,900        3,206,006
  Everest Reinsurance Holdings, Inc.   49,300        1,839,506
  Humana, Inc.**                       95,600        1,565,450
  Old Republic International Corp.    109,100        2,454,750
  Partnerre Ltd.                       50,200        2,011,138
  Reliastar Financial Corp.            47,800        1,864,200
                                                  ------------
                                                    16,220,425
                                                  ------------
LEASING -- 0.8%
  Hertz Corp.                          45,200        1,870,150
                                                  ------------
MACHINERY & HEAVY EQUIPMENT -- 2.1%
 #Cooper Industries, Inc.              49,500        2,017,125
  Howmet International, Inc.**        148,600        1,727,475
  United Dominion Industries Ltd.      74,400        1,348,500
                                                  ------------
                                                     5,093,100
                                                  ------------
MANUFACTURING -- 2.6%
 #ITT Industries, Inc.                114,100        3,865,138
 #Magna International, Inc.            42,600        2,476,125
                                                  ------------
                                                     6,341,263
                                                  ------------
MEASURING & CONTROLLING
  DEVICES -- 0.9%
  KLA Instruments Corp.                85,700        2,131,788
                                                  ------------
MEDICAL & MEDICAL SERVICES -- 4.6%
 #Bergen Brunswig Corp.                66,150        3,344,709
 #Integrated Health Services, Inc.     66,100        1,111,306
 #Tenet Healthcare Corp.**            125,700        3,613,875
  Wellpoint Health Networks, Inc.**    56,800        3,184,350
                                                  ------------
                                                    11,254,240
                                                  ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 0.9%
  Beckman Coulter, Inc.                44,400        2,292,150
                                                  ------------
METAL & MINING -- 3.8%
  Carpenter Technology Corp.           68,400        2,500,875
 #Nucor Corp.                          79,700        3,237,813
  Reynolds Metals Co.                  69,600        3,536,550
                                                  ------------
                                                     9,275,238
                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                   MID-CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                      NUMBER
AS OF SEPTEMBER 30, 1998             OF SHARES        VALUE
                                     ----------   ------------
COMMON STOCKS (CONTINUED)
OIL & GAS -- 6.7%
 #Burlington Resources, Inc.           69,100     $  2,582,613
 #Consolidated Natural Gas Co.         81,700        4,452,650
 #Diamond Offshore Drilling, Inc.      83,300        2,165,800
  Sonat, Inc.                          99,200        2,963,600
  USX-Marathon Group                  119,100        4,220,606
                                                  ------------
                                                    16,385,269
                                                  ------------
PAPER & FOREST PRODUCTS -- 1.9%
  Fort James Corp.                     69,600        2,283,750
  Union Camp Corp.                     59,600        2,346,750
                                                  ------------
                                                     4,630,500
                                                  ------------
PUBLISHING & PRINTING -- 1.0%
  New York Times Co. Class A           88,600        2,436,500
                                                  ------------
REAL ESTATE -- 4.2%
  Arden Realty, Inc.                   92,475        2,063,348
  Carramerica Realty Corp.             86,500        1,973,281
 #Equity Residential Properties
    Trust                              45,100        1,902,656
  Felcor Lodging Trust, Inc.           61,150        1,486,709
  Simon Property Group, Inc.           96,000        2,856,000
                                                  ------------
                                                    10,281,994
                                                  ------------
RESTAURANTS -- 1.8%
  Darden Restaurants, Inc.            140,100        2,241,600
  Outback Steakhouse, Inc.**           79,300        2,091,538
                                                  ------------
                                                     4,333,138
                                                  ------------
RETAIL MERCHANDISING -- 7.8%
 #American Greetings Corp.
    Class A                            68,000        2,690,250
  American Stores Co.                  95,000        3,057,813
 #Dillards, Inc. Class A               89,400        2,531,138
 #Fred Meyer, Inc.**                   73,800        2,868,975
  Ross Stores, Inc.                    79,500        2,275,688
  The Learning Co., Inc.**            148,900        2,950,081
  Toys "R" Us, Inc.**                 159,400        2,580,288
                                                  ------------
                                                    18,954,233
                                                  ------------
SEMI-CONDUCTORS & RELATED DEVICES -- 0.4%
 #ST Microelectronics NV - New York
    Registered Shares**                21,900          984,131
                                                  ------------
TELECOMMUNICATIONS -- 2.0%
 #Frontier Corp.                      139,100        3,807,863
  Glenayre Technologies, Inc.**       143,400        1,039,650
                                                  ------------
                                                     4,847,513
                                                  ------------
TEXTILES -- 0.5%
  Fruit of the Loom, Inc. Class A**    79,400        1,195,963
                                                  ------------
TOBACCO -- 0.6%
  RJR Nabisco Holdings Corp.           62,200        1,566,663
                                                  ------------
TRANSPORTATION -- 0.9%
  Kansas City Southern Industries,
    Inc.                               65,900        2,306,500
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $246,408,870)                              236,868,181
                                                  ------------


                                        PAR
                         MATURITY      (000)         VALUE
                         --------      ------     ------------
SHORT TERM INVESTMENTS -- 3.0%
   Federal Home Loan Mortage Corp.
     Discount Notes
     5.38%               10/01/98      $4,460     $  4,460,000
   Galileo Money Market Fund            3,009        3,009,477
                                                  ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $7,469,477)                                  7,469,477
                                                  ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $253,878,347*)                            $244,337,658
                                                  ============
---------------
* Cost for Federal income tax purposes is $253,899,610. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                  $ 18,859,387
   Gross unrealized depreciation                   (28,421,339)
                                                  ------------
                                                  $ (9,561,952)
                                                  ============
** Non-income producing security.
#  Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                         MID-CAP VALUE EQUITY PORTFOLIO

SEPTEMBER 30, 1998
ASSETS
   Investments at value (Cost $253,878,347) .....................................................................      $244,337,658
   Collateral received for securities loaned ....................................................................        50,790,100
   Dividends receivable .........................................................................................           429,127
   Interest receivable ..........................................................................................             9,900
   Investments sold receivable ..................................................................................         7,856,767
   Capital shares sold receivable ...............................................................................            80,334
   Prepaid expenses .............................................................................................               414
                                                                                                                       ------------
          TOTAL ASSETS ..........................................................................................       303,504,300
                                                                                                                       ------------

LIABILITIES
   Payable upon return of securities loaned .....................................................................        50,790,100
   Investments purchased payable ................................................................................         6,969,302
   Capital shares redeemed payable ..............................................................................           295,739
   Accrued expenses payable .....................................................................................           319,284
                                                                                                                       ------------
          TOTAL LIABILITIES .....................................................................................        58,374,425
                                                                                                                       ------------

NET ASSETS ......................................................................................................      $245,129,875
                                                                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($205,634,048 (DIVIDE) 19,335,676) ...................................................            $10.63
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($28,878,697 (DIVIDE) 2,718,499) ...........................................................            $10.62
                                                                                                                             ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($3,983,378 (DIVIDE) 375,407) ...........................................................            $10.61
                                                                                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($10.61 (DIVIDE) 0.955) ......................................................................................            $11.11
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($6,375,310 (DIVIDE) 602,492) ...........................................................            $10.58
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($258,442 (DIVIDE) 24,425) ..............................................................            $10.58
                                                                                                                             ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         MID-CAP GROWTH EQUITY PORTFOLIO

                                      NUMBER
AS OF SEPTEMBER 30, 1998             OF SHARES        VALUE
                                     ----------   ------------
COMMON STOCKS -- 88.7%
ADVERTISING -- 1.8%
  Lamar Advertising Co.**              40,000      $ 1,120,000
  Omnicom Group, Inc.                  26,000        1,170,000
  Outdoor Systems, Inc.**             114,800        2,238,600
                                                   -----------
                                                     4,528,600
                                                   -----------
APPAREL -- 0.2%
  Burlington Coat Factory Warehouse
    Corp.                              33,800          498,550
                                                   -----------
BROADCASTING -- 1.1%
 #Chancellor Media Corp.**             82,500        2,753,437
                                                   -----------
BUSINESS SERVICES -- 3.7%
 #Apollo Group, Inc. **                46,800        1,304,550
 #Quintiles Transnational Corp.**     102,700        4,493,125
  Robert Half International, Inc.**    87,250        3,768,109
                                                   -----------
                                                     9,565,784
                                                   -----------
COMMUNICATIONS -- 4.0%
 #At Home Corp., Series A**            90,000        4,308,750
 #Yahoo!, Inc.**                       46,000        5,957,000
                                                   -----------
                                                    10,265,750
                                                   -----------
COMPUTER & OFFICE EQUIPMENT -- 16.1%
 #Fiserv, Inc.**                       86,000        3,961,375
 #Ingram Micro, Inc. Class A**         78,000        4,177,875
 #J. D. Edwards & Co.**               150,000        7,200,000
  Network Appliance, Inc.**           157,000        7,948,125
  Policy Management Systems
    Corp.**                           126,000        5,103,000
 #SunGard Data Systems, Inc.**         81,000        2,551,500
  Symbol Technologies, Inc.           141,200        7,245,325
  Tech Data Corp.**                    63,000        3,153,937
                                                   -----------
                                                    41,341,137
                                                   -----------
COMPUTER SOFTWARE & SERVICES -- 16.0%
  Acxiom Corp.**                      100,000        2,481,250
 #BMC Software, Inc.**                137,000        8,228,562
  Citrix Systems, Inc.**               94,200        6,688,200
  Compuware Corp.**                   125,100        7,365,262
 #DST Systems, Inc.**                  80,000        4,220,000
 #HNC Software, Inc.**                 63,900        2,595,937
  Sylvan Learning Systems, Inc.**      88,000        2,057,000
  VERITAS Software Corp.**            129,850        7,174,212
                                                   -----------
                                                    40,810,423
                                                   -----------
CONSTRUCTION -- 1.0%
  Martin Marietta Materials, Inc.      57,000        2,461,688
                                                   -----------
ELECTRONICS -- 10.3%
  American Power Conversion Corp.**    74,000        2,788,875
 #Broadcom Corp.**                     81,700        5,800,700
 #Concord EFS, Inc.**                 282,000        7,279,125
  Gemstar Resources Ltd.**             81,000        3,756,375
  Rambus, Inc.**                       61,000        3,904,000
  Vitesse Semiconductor Corp.**       120,100        2,837,363
                                                   -----------
                                                    26,366,438
                                                   -----------

                                      NUMBER
                                     OF SHARES        VALUE
                                     ---------     -----------
FINANCE -- 2.9%
  Paychex, Inc.                       145,000     $  7,476,563
                                                  ------------
FOOD & AGRICULTURE -- 2.8%
Earthgrains Co.                       230,000        7,115,625
                                                  ------------
INSURANCE -- 1.4%
 #Mutual Risk Management Ltd.         104,400        3,693,150
                                                  ------------
MEDICAL & MEDICAL SERVICES -- 5.0%
  IMS Health, Inc.                     53,000        3,282,688
 #McKesson Corp.                       61,700        5,653,263
 #Medimmune, Inc.**                    61,600        3,988,600
                                                  ------------
                                                    12,924,551
                                                  ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 6.9%
  Biogen, Inc.**                       40,000        2,632,500
 #Elan Corp.**                        104,500        7,530,531
  Forest Laboratories, Inc.**          64,000        2,200,000
 #Sepracor, Inc.**                     40,000        2,630,000
  Sofamor Danek Group, Inc.**          30,000        2,670,000
                                                  ------------
                                                    17,663,031
                                                  ------------
OIL & GAS -- 1.8%
  Anadarko Petroleum Corp.             60,000        2,358,750
  Montana Power Co.                    50,000        2,228,125
                                                  ------------
                                                     4,586,875
                                                  ------------
PHARMACEUTICALS -- 1.7%
Watson Pharmaceuticals, Inc.**         85,000        4,313,750
                                                  ------------
RESTAURANTS -- 0.4%
  Papa John's International, Inc.**    33,800        1,115,400
                                                  ------------
RETAIL MERCHANDISING -- 6.5%
  Abercrombie & Fitch Co.**           157,000        6,908,000
 #Amazon.com, Inc.                     17,000        1,897,625
 #Best Buy, Inc.**                     59,500        2,469,250
 #Family Dollar Stores, Inc.           35,200          554,400
  Lowe's Cos., Inc.                    70,000        2,226,875
 #Staples, Inc.**                      90,000        2,643,750
                                                  ------------
                                                    16,699,900
                                                  ------------
TELECOMMUNICATIONS -- 5.1%
  Ascend Communications, Inc.**        60,000        2,730,000
 #Broadcast.Com, Inc.**                25,000        1,009,375
 #Jacor Communications, Inc.**         23,000        1,164,375
  Qwest Communications
    International, Inc.**              85,013        2,661,970
 #Teleglobe, Inc.                     208,000        5,395,000
                                                  ------------
                                                    12,960,720
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $209,462,003)                              227,141,372
                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                   MID-CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                              PAR
                             MATURITY        (000)         VALUE
                            ----------     ----------    -----------
SHORT TERM INVESTMENTS -- 11.3%
   Federal Home Loan Bank
     Discount Notes
     4.95%                    10/01/98      $11,500     $ 11,500,000
     5.12%                    10/23/98          450***       448,592
     5.13%                    10/23/98          500***       498,433
   Federal Home Loan Mortgage Corp.
     Discount Notes
     5.38%                    10/01/98        5,390        5,390,000
     5.38%                    10/16/98          275***       274,384
     5.44%                    10/16/98          500***       498,867
   Galileo Money Market Fund                 10,231       10,231,206
                                                        ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $28,841,482)                                      28,841,482
                                                        ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $238,303,485*)                                  $255,982,854
                                                        ============

-----------------
* Cost for Federal income tax purposes is $238,475,333. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
     Gross unrealized appreciation                       $25,795,931
     Gross unrealized depreciation                        (8,288,410)
                                                         -----------
                                                         $17,507,521
                                                         ===========
**   Non-income producing security.
*** Principal amount of securities pledged as initial margin requirement of $1,174,500 on 87 Standard & Poor's 500 Stock Index futures contracts expiring December 1998. The value of such contracts on September 30, 1998 was $22,315,500 thereby resulting in an unrealized loss of $809,598.
#    Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                         MID-CAP GROWTH EQUITY PORTFOLIO

SEPTEMBER 30, 1998
ASSETS
   Investments at value (Cost $238,303,485) .......................................................................    $255,982,854
   Collateral received for securities loaned ......................................................................      82,297,112
   Dividends receivable ...........................................................................................          18,872
   Interest receivable ............................................................................................          34,928
   Investments sold receivable ....................................................................................       7,661,693
   Capital shares sold receivable .................................................................................         317,555
   Prepaid expenses ...............................................................................................             600
                                                                                                                       ------------
          TOTAL ASSETS ............................................................................................     346,313,614
                                                                                                                       ------------

LIABILITIES
   Payable upon return of securities loaned .......................................................................      82,297,112
   Investments purchased payable ..................................................................................       4,795,479
   Capital shares redeemed payable ................................................................................         312,964
   Accrued expenses payable .......................................................................................         310,637
   Futures margin payable .........................................................................................         685,125
                                                                                                                       ------------
          TOTAL LIABILITIES .......................................................................................      88,401,317
                                                                                                                       ------------

NET ASSETS ........................................................................................................    $257,912,297
                                                                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($220,902,674 (DIVIDE) 19,862,137) .....................................................          $11.12
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($28,600,711 (DIVIDE) 2,585,685) .............................................................          $11.06
                                                                                                                             ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($4,089,848 (DIVIDE) 371,177) .............................................................          $11.02
                                                                                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($11.02 (DIVIDE) 0.955) ........................................................................................          $11.54
                                                                                                                             ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($4,088,649 (DIVIDE) 375,023) .............................................................          $10.90
                                                                                                                             ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($230,415 (DIVIDE) 21,135) ................................................................          $10.90
                                                                                                                             ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        SMALL CAP VALUE EQUITY PORTFOLIO

                                      NUMBER
AS OF SEPTEMBER 30, 1998             OF SHARES        VALUE
                                     ---------     -----------
COMMON STOCKS -- 97.8%
AIR TRANSPORTATION -- 0.7%
  Airborne Freight Corp.              280,600     $  4,857,887
                                                  ------------
APPAREL -- 0.4%
  Burlington Coat Factory
    Warehouse Corp.                   163,100        2,405,725
                                                  ------------
BANKS -- 5.4%
 #BankAtlantic Bancorp, Inc. Class A  425,460        3,057,994
  BankAtlantic Bancorp, Inc. Class B  176,524        1,588,716
  Banknorth Group, Inc.               322,000        9,418,500
  Commerce Bancorp, Inc.              190,085        7,520,238
  GBC Bancorp                         244,600        5,870,400
  Susquehanna Bancshares, Inc.        457,275        8,631,066
                                                  ------------
                                                    36,086,914
                                                  ------------
CHEMICALS -- 1.8%
  Bush Boake Allen, Inc.**            220,700        5,903,725
  Crompton & Knowles Corp.            435,400        6,340,512
                                                  ------------
                                                    12,244,237
                                                  ------------
COMPUTER & OFFICE EQUIPMENT -- 4.7%
  Bell and Howell Co.**               366,600        9,508,687
  Bell Micro Products, Inc.**         339,000        2,521,312
 #HMT Technology Corp.**              483,100        3,774,219
 #Hutchinson Technology, Inc.**       192,400        3,294,850
  United Stationers, Inc.**           242,800        5,796,850
  Vanstar Corp.**                     618,400        6,106,700
                                                  ------------
                                                    31,002,618
                                                  ------------
CONTAINERS -- 1.0%
Silgan Holdings, Inc.**               290,900        6,908,875
                                                  ------------
DRAWING & INSULATING NONFERROUS
  WIRE -- 0.5%
  Essex International, Inc.**         195,300        3,344,512
                                                  ------------
DRILLING OIL & GAS WELLS -- 0.7%
  Rowan Companies, Inc.**             442,300        4,948,231
                                                  ------------
DURABLE GOODS -- 1.9%
  Kellwood Co.                        290,000        7,793,750
  Wellman, Inc.                       392,300        5,001,825
                                                  ------------
                                                    12,795,575
                                                  ------------
ELECTRONICS -- 7.0%
  Allen Telecommunications, Inc.**    416,200        2,783,337
  BEI Technologies, Inc.              177,800        1,322,387
  Belden, Inc.                        221,140        2,971,569
  Berg Electronics Corp.**            162,800        5,636,950
  C & D Technology, Inc.              321,200        7,668,650
  Dallas Semiconductor Corp.          252,800        6,825,600
  Electro Scientific Industries,
    Inc.**                            232,400        3,689,350
  Holophane Corp.**                   347,775        8,520,487
  Marshall Industries**               133,100        2,936,519
  Park Electrochemical Corp.          341,100        4,647,487
                                                  ------------
                                                    47,002,336
                                                  ------------
ENERGY & UTILITIES -- 9.2%
  Cilcorp, Inc.                        96,200        5,044,487
  Cleco Corp.                         177,300        5,972,794
  Eastern Enterprises                 100,200        4,220,925
 #Interstate Energy Corp.             253,692        8,134,000
  Mitchell Energy & Development
    Corp.                             260,900        3,652,600


                                      NUMBER
                                     OF SHARES        VALUE
                                     ---------     -----------
ENERGY & UTILITIES (CONTINUED)
  PacifiCorp                            5,500      $   105,531
  Piedmont Natural Gas, Inc.          120,700        4,088,712
  Santa Fe Energy Resources, Inc.** 1,012,500        9,555,469
  Sierra Pacific Resources            160,460        6,227,854
  Tesoro Petroleum  Corp.**           393,300        5,137,481
  TNP Enterprises, Inc.               165,300        5,775,169
  UGI Corp. Holding Co.               134,810        3,117,481
                                                   -----------
                                                    61,032,503
                                                   -----------
FINANCE -- 6.4%
  Aames Financial Corp.               529,000        3,207,062
  ARM Financial Group, Inc.
    Class A                           456,600        8,104,650
  Astoria Financial Corp.             151,100        6,365,087
 #Metris Companies, Inc.**             71,724        3,344,154
 #Peoples Heritage Financial
    Group, Inc.                       449,200        8,057,525
  PFF Bancorp, Inc.**                 381,700        5,820,925
  Webster Financial Corp.             297,000        7,239,375
                                                   -----------
                                                    42,138,778
                                                   -----------
FOOD & AGRICULTURE -- 2.4%
  Earthgrains Co.                     290,000        8,971,875
 #Suiza Foods Corp.**                 214,700        6,709,375
                                                   -----------
                                                    15,681,250
                                                   -----------
FURNITURE -- 1.1%
  Dal-Tile International, Inc.        786,500        7,127,656
                                                   -----------
GLASS -- 0.6%
 #Libbey, Inc.                        130,000        3,835,000
                                                   -----------
INSURANCE -- 6.3%
  Commerce Group, Inc.                 65,400        1,806,675
 #Enhance Financial Services
    Group, Inc.                       307,200        9,081,600
  ESG Re Ltd.                         319,700        4,835,462
  Executive Risk, Inc.                160,700        7,241,544
 #Penn Treaty American Corp.**        241,600        5,828,600
  PXRE Corp.                          267,500        6,871,406
  W.R. Berkley Corp.                  218,105        6,515,887
                                                   -----------
                                                    42,181,174
                                                   -----------
JEWELRY -- 1.4%
  Finlay Enterprises, Inc.**          288,200        2,413,675
  Movado Group, Inc.                  314,012        6,594,252
                                                   -----------
                                                     9,007,927
                                                   -----------
MACHINERY & HEAVY EQUIPMENT -- 3.7%
  Alamo Group, Inc.                   230,360        3,181,847
  Brown & Sharpe Manufacturing Co.
    Class A**                         306,800        2,301,000
  Pentair, Inc.                       250,000        8,062,500
  Plantronics, Inc.**                 114,220        5,503,976
  US Can Corp.**                      391,600        5,727,150
                                                   -----------
                                                    24,776,473
                                                   -----------
MEDIA -- 1.0%
  Valassis Communication, Inc.**      165,800        6,632,000
                                                   -----------
MEDICAL & MEDICAL SERVICES -- 2.5%
 #Healthcare Realty Trust, Inc.       139,600        3,559,800
 #Integrated Health Services, Inc.    286,900        4,823,506
  Mariner Post-Acute Network, Inc.**  114,480          586,710
  Sierra Health Services, Inc.**      393,900        7,754,906
                                                   -----------
                                                    16,724,922
                                                   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                BLACKROCK FUNDS

                            SCHEDULE OF INVESTMENTS
                  SMALL CAP VALUE EQUITY PORTFOLIO (CONCLUDED)

                                     NUMBER
AS OF SEPTEMBER 30, 1998             OF SHARES        VALUE
                                     ---------    ------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS & SUPPLIES -- 4.4%
  ADAC Laboratories**                 230,500     $  5,532,000
  Marquette Medical Systems, Inc.
    Class A**                         268,000       11,641,250
  Maxxim Medical, Inc.**              259,500        6,665,906
  Perrigo Co.**                       628,100        5,731,413
                                                  ------------
                                                    29,570,569
                                                  ------------
METAL & MINING -- 3.5%
  Gibraltar Steel Corp.**             387,300        6,753,544
  Mueller Industries, Inc.**          254,000        6,461,125
  Steel Dynamics, Inc.**              516,400        6,713,200
  Wolverine Tube, Inc.**              176,100        3,709,106
                                                  ------------
                                                    23,636,975
                                                  ------------
MISCELLANEOUS SERVICES -- 3.0%
  CDI Corp.**                         258,600        5,883,150
  Norrell Corp.                       394,100        5,911,500
 #RMI Titanium Co.**                  417,800        8,408,225
                                                  ------------
                                                    20,202,875
                                                  ------------
MOTOR VEHICLES -- 2.0%
  Borge-Warner Automotive, Inc.       207,900        7,705,294
  Tower Automotive, Inc.**            284,800        5,624,800
                                                  ------------
                                                    13,330,094
                                                  ------------
OIL & GAS -- 1.5%
  Belco Oil & Gas Corp.               226,200        1,526,850
  Flowserve Corp.                     226,929        4,595,312
  Oneok, Inc.                         119,100        4,049,400
 #Pride International, Inc.**              42              336
                                                  ------------
                                                    10,171,898
                                                  ------------
PAPER & FOREST PRODUCTS -- 2.1%
  Caraustar Industries, Inc.          289,100        6,577,025
  Chesapeake Corp.                    219,300        7,606,969
                                                  ------------
                                                    14,183,994
                                                  ------------
REAL ESTATE -- 8.9%
  Alexandria Real Estate Equities,
    Inc.                              152,900        4,147,413
  Bedford Property Investors, Inc.    189,400        3,409,200
  Boykin Lodging Trust, Inc.          181,700        2,736,856
  Brandywine Realty Trust             155,600        2,975,850
  Burnham Pacific Properties, Inc.    291,000        4,055,813
  Camden Property Trust               233,700        6,528,994
 #Chelsea GCA Realty, Inc.            143,900        4,928,575
  Felcor Lodging Trust, Inc.          147,650        3,589,741
  Glenborough Realty Trust, Inc.      307,800        6,540,750
  Highwoods Properties, Inc.          187,400        5,200,350
  Lennar Corp.                        320,665        7,154,838
  Patriot American Hospitality, Inc.  251,099        3,201,513
  Prentiss Properties Trust           216,700        5,173,713
                                                  ------------
                                                    59,643,606
                                                  ------------
RESTAURANTS -- 1.9%
 #Buffets, Inc.**                     557,900        6,032,294
  Ruby Tuesday, Inc.                  418,600        6,331,325
                                                  ------------
                                                    12,363,619
                                                  ------------

                                      NUMBER
                                     OF SHARES        VALUE
                                     ---------     -----------
RETAIL MERCHANDISING -- 4.1%
  Bon Ton Stores, Inc.**              368,000     $  2,760,000
  Brylane, Inc.**                     243,600        3,897,600
  Duane Reade, Inc.**                 174,600        6,623,888
  Enesco Group, Inc.                  237,300        5,888,006
  Fingerhut Co.                       225,300        2,478,300
  Zale Corp.**                        223,200        5,719,500
                                                  ------------
                                                    27,367,294
                                                  ------------
SEMI-CONDUCTORS & RELATED DEVICES -- 0.8%
  Novellus Systems, Inc.              191,600        5,029,500
                                                  ------------
TEXTILES -- 2.2%
  Dress Barn, Inc.**                  289,100        3,505,338
  Guilford Mills, Inc.                353,200        5,253,850
  Tropical Sportswear International
    Corp.**                           309,900        5,771,888
                                                  ------------
                                                    14,531,076
                                                  ------------
TOBACCO -- 1.3%
  UST, Inc.                           420,800        8,889,400
                                                  ------------
TRANSPORTATION -- 2.6%
  Budget Group, Inc. Class A**        247,400        5,643,813
  Midwest Express Holdings, Inc.**    129,615        4,342,103
 #Teekay Shipping Corp.               390,500        7,102,219
                                                  ------------
                                                    17,088,135
                                                  ------------
WHOLESALE - GROCERIES & GENERAL LINE -- 0.8%
  Richfood Holdings, Inc.             360,500        5,542,688
                                                  ------------
TOTAL COMMON STOCKS
  (Cost $657,782,008)                              652,286,316
                                                  ------------
                                          PAR
                              MATURITY   (000)
                              --------  -------
SHORT TERM INVESTMENTS -- 2.2%
   Federal Home Loan Mortage Corp.
     Discount Notes
     5.38%                    10/01/98   $8,800      8,800,000
   Galileo Money Market Fund              5,994      5,993,560
                                                  ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $14,793,560)                                14,793,560
                                                  ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $672,575,568*)                            $667,079,876
                                                  ============

-----------------
* Cost for Federal income tax purposes is $672,440,609. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                 $  98,279,944
   Gross unrealized depreciation                  (103,640,677)
                                                 -------------
                                                 $  (5,360,733)
                                                 =============
** Non-income producing security.
#  Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                        SMALL CAP VALUE EQUITY PORTFOLIO

SEPTEMBER 30, 1998
ASSETS
   Investments at value (Cost $672,575,568) ......................................................................     $667,079,876
   Collateral received for securities loaned .....................................................................       42,303,837
   Dividends receivable ..........................................................................................        1,108,840
   Investments sold receivable ...................................................................................        4,641,712
   Capital shares sold receivable ................................................................................          549,834
   Prepaid expenses ..............................................................................................            2,105
                                                                                                                       ------------
          TOTAL ASSETS ...........................................................................................      715,686,204
                                                                                                                       ------------

LIABILITIES
   Payable upon return of securities loaned ......................................................................       42,303,837
   Investments purchased payable .................................................................................        6,173,269
   Capital shares redeemed payable ...............................................................................          741,528
   Accrued expenses payable ......................................................................................          706,129
                                                                                                                       ------------
          TOTAL LIABILITIES ......................................................................................       49,924,763
                                                                                                                       ------------

NET ASSETS .......................................................................................................     $665,761,441
                                                                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($527,373,868 (DIVIDE) 35,422,607) ....................................................           $14.89
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($77,893,105 (DIVIDE) 5,236,173) ............................................................           $14.88
                                                                                                                             ======
NET ASSET VALUE  AND REDEMPTION PRICE
PER INVESTOR A SHARE ($34,286,072 (DIVIDE) 2,304,673) ............................................................           $14.88
                                                                                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($14.88 (DIVIDE) 0.955) .......................................................................................           $15.58
                                                                                                                             ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($20,717,124 (DIVIDE) 1,425,537) .........................................................           $14.53
                                                                                                                             ======
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($5,491,272 (DIVIDE) 377,855) ............................................................           $14.53
                                                                                                                             ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                        SMALL CAP GROWTH EQUITY PORTFOLIO

                                      NUMBER
AS OF SEPTEMBER 30, 1998             OF SHARES       VALUE
                                     ---------    ------------
COMMON STOCKS -- 83.4%
ADVERTISING -- 0.3%
 #TMP Worldwide, Inc.**               119,100     $  3,907,969
                                                  ------------
AEROSPACE -- 0.0%
  Kellstrom Industries, Inc.**         43,600          604,950
                                                  ------------
BANKS -- 0.6%
  Investors Financial Service Co.     150,000        7,350,000
                                                  ------------
BUSINESS SERVICES -- 14.1%
  Abacus Direct Corp.**               290,100       14,795,100
 #Apollo Group, Inc.**                107,448        2,995,113
 #Engineering Animation, Inc.**       228,950       10,932,362
  First Consulting Group, Inc.**      101,900        1,745,037
  Great Plains Software, Inc.**        54,500        2,575,125
  Inspire Insurance Solutions, Inc.** 520,200       12,289,725
  International Network Services**    740,300       30,722,450
  International Telecommunications
    Data Systems, Inc.**              428,350       12,422,150
  Kroll-O'Gara Co.**                  124,000        2,898,500
  Lason Holdings, Inc.**              398,100       20,402,625
  Metzler Group, Inc.**               320,600       10,980,550
  Nova Corp.**                        281,200        8,629,325
  Pre-Paid Legal Services, Inc.**     409,100       10,457,619
 #Quintiles Transnational Corp.**     400,900       17,539,375
 #Robert Half International, Inc.**   432,050       18,659,159
                                                  ------------
                                                   178,044,215
                                                  ------------
COMPUTER & OFFICE EQUIPMENT -- 19.6%
  Affiliated Computer Services,
    Inc.**                            139,200        4,245,600
  Concord Communications, Inc.**      418,200       16,623,450
 #EarthLink Network, Inc.**           487,500       20,109,375
 #Excite, Inc.**                      258,700       10,558,194
  IDX Systems Corp.**                 345,800       18,327,400
 #Infoseek Corp.**                    286,300        7,050,137
 #Inktomi Corp.**                      65,200        4,906,300
 #Legato Systems, Inc.**              747,100       38,382,262
 #Lycos, Inc.**                       236,000        7,979,750
  Micros Systems, Inc.**              322,500        9,675,000
  Microstrategy, Inc.**               241,700        9,063,750
 #MindSpring Enterprises, Inc.**      149,500        6,204,250
  National Computer Systems, Inc.     192,700        5,684,650
  New Era of Networks, Inc.**         127,900        5,211,925
  Progress Software Corp.**           401,700       10,393,987
 #PSINet, Inc.**                      844,800       11,774,400
 #RealNetworks, Inc.**                169,800        5,889,937
 #Sapient Corp.**                      62,000        2,115,750
  Touchstone Software Corp.**           2,249            2,249
  VERITAS Software Corp.**            451,575       24,949,519
 #Wind River Systems, Inc.**          397,600       18,786,600
  Xircom, Inc.**                      386,400        9,466,800
                                                  ------------
                                                   247,401,285
                                                  ------------
COMPUTER SOFTWARE & SERVICES -- 11.6%
 #Aspect Development, Inc.**          966,000       38,036,250
  Insight Enterprises, Inc.**         416,790       11,774,317
 #Jack Henry & Associates, Inc.       386,600       18,460,150
Macromedia, Inc.**                    210,000        3,412,500
  Mastech Corp.**                     202,200        4,865,437
  Mercury Interactive Corp.**         531,600       21,097,875
  Peregrine Systems, Inc.**           507,600       20,430,900
 #Sylvan Learning Systems, Inc.**     469,900       10,983,912
  Whittman-Hart, Inc.**               919,800       16,901,325
                                                  ------------
                                                   145,962,666
                                                  ------------

                                      NUMBER
                                     OF SHARES       VALUE
                                     ---------    ------------
CONSTRUCTION -- 0.5%
  Morrison Knudsen Corp.**                162     $        607
  Rental Service Corp.**              341,000        6,138,000
                                                  ------------
                                                     6,138,607
                                                  ------------
ELECTRONICS -- 3.0%
 #Broadcom Corp.**                        100            7,100
  California Micro Devices Corp.**        776            2,134
  Comptronix Corp.**                      146                0
  Dendrite International, Inc.**      555,000       13,250,625
  QLogic Corp.**                      193,000       12,593,250
  Sound Advice, Inc.**                     87                0
  Vitesse Semiconductor Corp.**       518,900       12,259,012
                                                  ------------
                                                    38,112,121
                                                  ------------
ENERGY & UTILITIES -- 0.7%
  Catalytica, Inc.**                  665,900        9,405,837
                                                  ------------
ENTERTAINMENT & LEISURE -- 2.3%
  Championship Auto Racing Teams,
    Inc.**                            299,900        7,328,807
  Cinar Films, Inc. Class B**         574,000       10,296,125
  Dover Downs Entertainment, Inc.     271,200        3,423,900
 #Speedway Motorsports, Inc.**        325,500        6,143,812
  Steiner Leisure Ltd.**              108,700        1,698,438
                                                  ------------
                                                    28,891,082
                                                  ------------
FINANCE -- 0.6%
  NCO Group, Inc.**                   254,750        7,085,234
  Valutron Distribution Trust**        10,000                0
                                                  ------------
                                                     7,085,234
                                                  ------------
FOOD & AGRICULTURE -- 1.3%
 #American Italian Pasta Co.**        402,800       10,573,500
 #Beringer Wine Estates Holdings,
   Inc.**                              88,584        3,393,875
 #Gardenburger, Inc.**                204,900        2,330,738
                                                  ------------
                                                    16,298,113
                                                  ------------
INSURANCE -- 0.4%
  Century Business Services, Inc.**   281,600        5,737,600
                                                  ------------
MEDICAL & MEDICAL SERVICES -- 7.9%
  MedQuist, Inc.**                    562,600       17,792,225
 #Orthodontic Centers of America,
    Inc.**                            681,500       11,372,531
  Patterson Dental Co.**              624,700       23,113,900
  Province Healthcare Co.**           377,100       12,844,969
 #Renal Care Group, Inc.**            837,150       21,451,969
  Serologicals Corp.**                513,750       12,907,969
                                                  ------------
                                                    99,483,563
                                                  ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 2.3%
 #Biomatrix, Inc.**                   239,700        9,348,300
  Hanger Orthopedic Group, Inc.**     383,200        7,137,100
  Minimed, Inc.**                      78,600        5,187,600
 #Safeskin Corp.**                    200,100        6,315,656
  Ventana Medical Systems, Inc.**      60,000        1,080,000
                                                  ------------
                                                    29,068,656
                                                  ------------
OIL & GAS -- 0.0%
  York Resh Corp.**                       514                0
                                                  ------------
                                                             0
                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                  SMALL CAP GROWTH EQUITY PORTFOLIO (CONCLUDED)

                                      NUMBER
AS OF SEPTEMBER 30, 1998             OF SHARES       VALUE
                                     ---------    ------------
COMMON STOCKS (CONTINUED)
PERSONAL SERVICES -- 1.4%
 #Bright Horizons Family Solutions,
    Inc.**                             89,142   $    1,888,696
  DeVry, Inc.**                       672,100       15,752,344
                                                --------------
                                                    17,641,040
                                                --------------
PHARMACEUTICALS -- 2.1%
  Coulter Pharmaceutical, Inc.**      349,600        8,696,300
  Roberts Pharmaceuticals Corp.**     390,300        7,464,488
 #Shire Pharmaceuticals Group
  PLC ADR**                           462,600       10,119,375
                                                --------------
                                                    26,280,163
                                                --------------
RESTAURANTS -- 0.9%
 #Buffets, Inc.**                     314,400        3,399,450
  Papa John's International, Inc.**   242,210        7,992,930
  The Cheesecake Factory, Inc.**       23,600          365,800
                                                --------------
                                                    11,758,180
                                                --------------
RETAIL MERCHANDISING -- 6.3%
 #Action Performance Co., Inc.**      305,900        8,259,300
 #American Eagle Outfitters, Inc.**   166,800        5,775,450
 #Ann Taylor Stores Corp.**           536,500       10,897,656
  Duane Reade, Inc.**                 292,500       11,096,719
  Eagle Hardware & Garden, Inc.*      421,500        9,141,281
  Ebay, Inc.**                         14,400          648,900
  Fossil, Inc.**                      284,900        3,881,763
  Linens 'N Things, Inc.**            742,900       20,429,750
  Strayer Education, Inc.             272,700        7,124,288
  Trans World Entertainment Corp.**   105,650        1,928,113
                                                --------------
                                                    79,183,220
                                                --------------
SANITARY SERVICES -- 1.9%
  Eastern Environmental Services,
    Inc.**                            794,000       24,018,500
                                                --------------
SOAPS & COSMETICS -- 0.5%
  Helen of Troy Ltd.**                319,609        6,192,424
                                                --------------
SOCIAL SERVICES -- 0.5%
 #Ciber, Inc.**                       300,700        6,070,381
                                                --------------
TELECOMMUNICATIONS -- 4.6%
 #Broadcast.com, Inc.**               124,300        5,018,613
 #CNET, Inc.**                        118,100        5,403,075
  e.spire Communications, Inc.**      646,400        5,817,598
  Geotel Communications Corp.**       712,300       19,143,063
 #Metromedia Fiber Network, Inc.**    371,100       12,153,525
 #Superior Telecom, Inc.              169,000        8,175,375
  Tekelec**                           175,000        2,668,750
                                                --------------
                                                    58,379,999
                                                --------------
TOTAL COMMON STOCKS
  (Cost $934,264,158)                            1,053,015,805
                                                --------------

                                      PAR
                        MATURITY     (000)          VALUE
                        --------    --------    --------------
CORPORATE BONDS -- 0.5%
   Speedway Motorsports, Inc.
     5.75%              09/30/03     $ 7,000    $    6,405,000
   (Cost $7,000,000)                            --------------

SHORT TERM INVESTMENTS -- 16.1%
   Federal Home Loan Bank
     Discount Notes
     5.39%              10/21/98       4,500***      4,486,525
   Federal Home Loan Mortgage Corp.
     Discount Notes
     5.38%              10/01/98     181,540       181,540,000
     5.42%              10/16/98       1,500***      1,496,613
     5.44%              10/16/98       3,500***      3,492,067
   Galileo Money Market Fund          12,037        12,037,055
                                                --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $203,052,260)                              203,052,260
                                                --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $1,144,316,418*)                        $1,262,473,065
                                                ==============
-------------
* Cost for federal income tax purposes is $1,146,206,952. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                $171,958,841
    Gross unrealized depreciation                 (55,692,728)
                                                 ------------
                                                 $116,266,113
                                                 ============
**  Non-income producing security.
*** Principal amount of securities  pledged  as initial  margin  requirement  of
    $8,235,000 on 610 Standard & Poor's 500 Stock Index futures contracts expiring December 1998. The value of such contracts on September 30, 1998 was $156,465,000, thereby resulting in an unrealized loss of $3,411,250.
#   Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                        SMALL CAP GROWTH EQUITY PORTFOLIO

SEPTEMBER 30, 1998
ASSETS
   Investments at value (Cost $1,144,316,418) .................................................................      $1,262,473,065
   Collateral received for securities loaned ..................................................................         189,508,956
   Interest receivable ........................................................................................              71,489
   Investments sold receivable ................................................................................          32,732,742
   Capital shares sold receivable .............................................................................           1,144,883
   Prepaid expenses ...........................................................................................               3,435
                                                                                                                     --------------
          TOTAL ASSETS ........................................................................................       1,485,934,570
                                                                                                                     --------------

LIABILITIES
   Payable upon return of securities loaned ...................................................................         189,508,956
   Investments purchased payable ..............................................................................          20,778,742
   Capital shares redeemed payable ............................................................................           6,981,953
   Accrued expenses payable ...................................................................................           1,380,898
   Futures margin payable .....................................................................................           4,803,750
                                                                                                                     --------------
          TOTAL LIABILITIES ...................................................................................         223,454,299
                                                                                                                     --------------

NET ASSETS ....................................................................................................      $1,262,480,271
                                                                                                                     ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($1,022,403,881 (DIVIDE) 58,409,202) ...............................................              $17.50
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($141,470,230 (DIVIDE) 8,204,908) ........................................................              $17.24
                                                                                                                             ======
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($48,190,163 (DIVIDE) 2,814,694) ......................................................              $17.12
                                                                                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($17.12 (DIVIDE) 0.955) ....................................................................................              $17.93
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($38,484,811 (DIVIDE) 2,300,330) ......................................................              $16.73
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($11,931,186 (DIVIDE) 713,129) ........................................................              $16.73
                                                                                                                             ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                           MICRO-CAP EQUITY PORTFOLIO

                                       NUMBER
AS OF SEPTEMBER 30, 1998              OF SHARES        VALUE
                                      ---------      ----------
COMMON STOCKS -- 75.9%
AEROSPACE -- 0.2%
  Kellstrom Industries, Inc.**          3,000       $   41,625
                                                    ----------
BANKS -- 1.0%
 #Net.B@nk, Inc.**                     10,000          190,000
                                                    ----------
BROADCASTING -- 1.6%
  Medialink Worldwide Inc.**           17,800          298,150
                                                    ----------
BUSINESS SERVICES -- 9.3%
  Macrovision Corp.**                  15,000          438,750
  Market Facts, Inc.**                 16,000          444,000
  Meta Group, Inc.**                   25,350          828,628
                                                    ----------
                                                     1,711,378
                                                    ----------
COMPUTER & OFFICE EQUIPMENT -- 3.6%
  Miami Computer Supply Corp.**       30,000           478,125
  Symix Systems, Inc.**               10,000           182,500
                                                    ----------
                                                       660,625
                                                    ----------
COMPUTER SOFTWARE & SERVICES -- 20.9%
  Best Software, Inc.**                28,000          672,000
  Cognizant Technology Solutions, Inc.
    Class A**                          25,000          387,500
  H.T.E., Inc.**                        9,600          117,600
 #Intelligroup, Inc.**                 16,000          272,000
  International Integration, Inc.**    40,000          625,000
  Segue Software, Inc.**               26,200          432,300
  SPR, Inc.**                          17,750          408,250
  TSI International Software Ltd.**    27,000          934,875
                                                    ----------
                                                     3,849,525
                                                    ----------
ELECTRONICS -- 2.0%
  TranSwitch Corp.**                   25,000          373,438
                                                    ----------
FINANCE -- 1.8%
  Telebanc Financial Corp.**           20,000          322,500
                                                    ----------
FOOD & AGRICULTURE -- 3.0%
  Worthington Foods, Inc.              28,000          542,500
                                                    ----------
FURNITURE -- 3.1%
  School Specialty, Inc.**             37,000          568,875
                                                    ----------
LEASING -- 1.2%
  Leasing Solutions, Inc.**             8,000          219,000
                                                    ----------
MACHINERY & HEAVY EQUIPMENT -- 1.8%
  Neff Corp.**                         33,000          330,000
                                                    ----------
MEDICAL & MEDICAL SERVICES -- 4.3%
  Stericycle, Inc.**                   40,000          790,000
                                                    ----------

                                       NUMBER
                                      OF SHARES       VALUE
                                      ---------     ----------
PAPER & FOREST PRODUCTS -- 2.7%
  ICON PLC - ADR                       15,000      $   489,375
                                                   -----------
PERSONAL SERVICES -- 1.7%
  Bright Horizons Family
    Solutions, Inc.**                  15,000          318,750
                                                   -----------
PHARMACEUTICALS -- 2.3%
  Medco Research, Inc.**               20,000          433,750
                                                   -----------
SANITARY SERVICES -- 3.2%
  Waste Connections, Inc.**            30,000          592,500
                                                   -----------
SERVICES - PREPACKAGED SOFTWARE -- 2.9%
  Bindview Development Corp.**         27,000          543,375
                                                   -----------
TELECOMMUNICATIONS -- 0.5%
  Carrier Access Corp.**                4,800           85,800
                                                   -----------
TEXTILES -- 8.8%
  Chico's Fas, Inc.**                  30,000          483,750
  Tarrant Apparel Group**              24,000          582,000
  Tropical Sportswear International
    Corp.**                            30,000          558,750
                                                   -----------
                                                     1,624,500
                                                   -----------
TOTAL COMMON STOCKS
  (Cost $13,634,780)                                13,985,666
                                                   -----------

                                       PAR
                        MATURITY      (000)
                        --------    ---------
SHORT TERM INVESTMENTS -- 24.1%
   Federal Home Loan Bank
     Discount Notes
     4.95%                10/01/98    $  300           300,000
   Federal Home Loan Mortgage
     Corp. Discount Notes
     5.38%                10/01/98     3,375         3,375,000
   Galileo Money Market Fund             762           761,530
                                                   -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,436,530)                                  4,436,530
                                                   -----------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $18,071,310*)                              $18,422,196
                                                   ===========

----------------
* Cost for Federal income tax purposes is $18,221,930. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                   $ 1,296,683
   Gross unrealized depreciation                    (1,096,417)
                                                   -----------
                                                   $   200,266
                                                   ===========
** Non-income producing security.
#  Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                           MICRO-CAP EQUITY PORTFOLIO

SEPTEMBER 30, 1998
ASSETS
   Investments at value (Cost $18,071,310) ........................................................................     $18,422,196
   Collateral received for securities loaned ......................................................................       1,119,800
   Dividends receivable ...........................................................................................             473
   Interest receivable ............................................................................................           6,991
   Investments sold receivable ....................................................................................         982,424
   Capital shares sold receivable .................................................................................          82,298
   Other expenses .................................................................................................          75,100
                                                                                                                        -----------
          TOTAL ASSETS ............................................................................................      20,689,282
                                                                                                                        -----------

LIABILITIES
   Payable upon return of securities loaned .......................................................................       1,119,800
   Investments purchased payable ..................................................................................       1,637,751
   Capital shares redeemed payable ................................................................................          50,623
   Accrued expenses payable .......................................................................................          41,567
                                                                                                                        -----------
          TOTAL LIABILITIES .......................................................................................       2,849,741
                                                                                                                        -----------

NET ASSETS ........................................................................................................     $17,839,541
                                                                                                                        ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($1,301,468 (DIVIDE) 138,677) ..........................................................           $9.38
                                                                                                                              =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($69,337 (DIVIDE) 7,391) .....................................................................           $9.38
                                                                                                                              =====
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($6,100,311 (DIVIDE) 650,470) .............................................................           $9.38
                                                                                                                              =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.38 (DIVIDE) 0.950) .........................................................................................           $9.87
                                                                                                                              =====
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($8,559,462 (DIVIDE) 914,362) .............................................................           $9.36
                                                                                                                              =====
NET ASSET VALUE,  OFFERING AND REDEMPTION PRICE
   (subject to a maximum  contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($1,808,963 (DIVIDE) 193,214) .............................................................           $9.36
                                                                                                                              =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         INTERNATIONAL EQUITY PORTFOLIO

                                      NUMBER
AS OF SEPTEMBER 30, 1998             OF SHARES       VALUE
                                     ---------    ------------
COMMON STOCKS -- 98.8%
DENMARK -- 1.2%
  Den Danske Bank AB                   41,250     $  4,673,478
  Teledanmark Series B                 90,000        8,936,257
                                                  ------------
                                                    13,609,735
                                                  ------------
FINLAND -- 0.6%
  Nokia AB Class A                     90,000        7,145,356
                                                  ------------
FRANCE -- 13.3%
  Axa SA                              218,500       19,999,019
  Compagnie Generale des Eaux          70,000       13,938,053
  Dexia France                         77,200        9,738,153
  Groupe Danone                        72,000       18,922,352
  Lafarge SA                          230,000       20,353,982
  Michelin (C.G.D.E.) Class B         300,000       11,775,621
  SGS-Thomson Microelectronics**      103,400        4,796,603
  Societe Generale                    104,750       11,587,389
  Suez Lyonnaise des Eaux              93,500       15,914,752
  Total SA                            189,500       23,870,076
                                                  ------------
                                                   150,896,000
                                                  ------------
GERMANY -- 10.5%
  Allianz AG                           54,750       16,935,860
  Deutsche Telekom AG                 225,000        6,986,867
  MAN AG                               52,400       17,149,490
  Mannesmann AG                       323,500       29,710,862
  Siemens AG                          134,000        7,319,951
  Veba AG                             295,125       15,291,725
  Volkswagen AG                       350,920       25,510,384
                                                  ------------
                                                   118,905,139
                                                  ------------
ITALY -- 7.6%
  Burgo Cartiere SpA                  975,000        5,463,705
  Credito Italiano SpA**            3,300,000       13,739,598
  ENI SpA**                         1,984,000       12,150,491
  Istituto Nazionale delle
    Assicurazioni SpA**             2,000,000        5,083,361
  Telecom Italia Mobile SpA         4,110,000       23,927,016
  Telecom Italia SpA                3,785,000       26,054,871
                                                  ------------
                                                    86,419,042
                                                  ------------
JAPAN -- 16.5%
  Bridgestone Corp.                   456,000        9,212,457
  Eisai Co. Ltd.                      709,000        8,625,504
  Fuji Photo Film Co.                 272,000        9,391,710
  Hitachi Ltd.                      2,113,000        9,313,838
  Ito-Yokado Co. Ltd.                 203,000        9,693,650
  Komori Corp.                        513,000        9,139,176
Kuraray Co. Ltd.                      925,000        8,358,431
  Mabuchi Motors Co. Ltd.             150,000        9,421,831
  Matsushita Electric Industrial Co.  640,000        8,721,714
  Mitsui Fudosan Co. Ltd.             711,000        3,651,108
  Nintendo Co. Ltd.                   107,800       10,168,613
  Nippon Telegraph & Telephone
    Corp.                              11,880        8,683,953
  Nishimatsu Construction Co. Ltd.    900,000        4,013,370
  Ricoh Co.                         1,088,000       10,071,111
  Ryohin Keikaku Co.                   89,000        9,022,918
  Sanwa Bank Ltd.                     628,000        3,298,706
  Sekisui Chemical Co.              1,300,000        4,947,104
  Shin-Etsu Chemical Co.              586,000        9,320,376
  Shiseido Co. Ltd.                   530,000        4,691,815
  Sony Corp.                          121,000        8,435,863
  Sumitomo Marine & Fire
    Insurance Co.                   2,066,000        9,941,446


                                      NUMBER
                                     OF SHARES       VALUE
                                     ---------    ------------
JAPAN (CONTINUED)
  Sumitomo Trust & Banking            708,000     $  1,352,336
  Suzuki Motor Co. Ltd.             1,077,000       10,871,272
  Tsubaki Nakashima Co. Ltd.          530,000        3,033,132
  Yamanashi Chuo Bank                 802,000        3,470,305
                                                  ------------
                                                   186,851,739
                                                  ------------
NETHERLANDS -- 6.5%
  Internationale Nederlanden
    Groep NV                          330,597       14,889,387
  Philips Electronics NV              282,000       15,183,971
  Vedior NV CVA                       432,490       10,668,399
  Vendex NV                           235,600        8,748,700
  Verenigde Nederlandse
    Uitgeversbedrijven Verenigd
    Bezit                             580,000       23,937,446
                                                  ------------
                                                    73,427,903
                                                  ------------
NORWAY -- 0.3%
  Petroleum Geo Services ASA**        192,100        3,140,284
                                                  ------------
PORTUGAL -- 0.5%
  Banco Portugues do Atlantico**      310,000        5,276,749
                                                  ------------
SINGAPORE -- 2.0%
  Development Bank of
    Singapore Ltd.                  1,703,000        6,873,824
  Singapore Press Holdings          1,186,680        9,861,353
  United Overseas Bank Ltd.         1,800,000        5,256,691
                                                  ------------
                                                    21,991,868
                                                  ------------
SPAIN -- 4.7%
  Banco Santander SA                  400,000        6,180,269
  Banco Santander SA Rights**         800,000            5,631
  Corporacion Bancaria de
    Espana SA                         693,000       13,780,486
  Repsol SA                           200,000        8,446,836
  Telefonica de Espana ADR            120,000       12,952,500
  Telefonica de Espana SA             330,000       12,032,519
                                                  ------------
                                                    53,398,241
                                                  ------------
SWEDEN -- 1.2%
  Sparbanken Sverige AB               600,000       13,785,128
                                                  ------------
SWITZERLAND -- 6.3%
  Credit Suisse Group                  51,400        5,680,953
  Nestle SA                             9,250       18,402,309
  Novartis Ltd.                        10,850       17,392,166
  Roche Holding AG                        845        9,095,145
  UBS-AG Registered                    47,500        9,264,543
  Zurich Allied Versicherungs-
    Gesellschaft                       22,500       11,166,212
                                                  ------------
                                                    71,001,328
                                                  ------------
UNITED KINGDOM -- 27.6%
  Abbey National PLC                  565,000        9,736,090
  Asda Group PLC                    2,995,000        8,741,616
  Bank of Ireland PLC                 760,700       13,535,000
  Barclays PLC                        482,978        7,887,673
  BBA Group PLC                       595,000        3,053,670
  BG PLC                            2,330,000       16,194,867
  Boots Co. PLC                       450,000        7,746,760
  British Aerospace PLC             1,500,000        9,100,341
  British Petroleum Co. PLC         1,657,538       25,351,530
  British Telecommunications PLC    1,690,000       22,774,983
  Bryant Group PLC                  2,395,000        3,378,172

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                   INTERNATIONAL EQUITY PORTFOLIO (CONCLUDED)

                                      NUMBER
AS OF SEPTEMBER 30, 1998             OF SHARES       VALUE
                                     ---------    ------------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
Cadbury Schweppes PLC                 550,000     $  7,122,227
  Diageo PLC                        1,118,320       10,642,711
  General Electric Co. PLC          1,240,000        9,061,254
  Glaxo Wellcome PLC                  904,500       26,699,711
  Granada Group PLC                   654,000        8,224,465
  HSBC Holdings PLC                   225,000        4,213,687
  Jarvis Hotels PLC                 2,325,000        4,227,707
  Kingfisher PLC                      730,000        6,773,508
  Land Securities PLC                 340,000        5,269,531
  Limelight Group PLC**             2,350,000        1,238,020
  Lloyds TSB PLC                      940,000       10,527,165
  NFC PLC                           1,771,875        3,116,532
  Norwich Union PLC                 1,310,000       10,140,464
  Peninsular & Oriental
    Steam PLC                         445,800        4,242,543
  Royal & Sun Alliance Insurance
    Group PLC                       1,140,000        9,880,370
  Sainsbury PLC                       900,000        8,618,558
  Smithkline Beecham PLC            1,680,000       18,471,907
  Soco International PLC**            376,000          396,166
  Southern Electric PLC               540,000        6,033,755
  Unilever PLC                        484,000        4,141,360
  Vodafone Group PLC                1,020,000       11,839,110
  Whitbread PLC                       541,380        6,909,400
  Yorkshire Water PLC                 783,161        7,320,014
                                                --------------
                                                   312,610,867
                                                --------------
TOTAL COMMON STOCKS
  (Cost $1,102,618,045)                          1,118,459,379
                                                --------------
PREFERRED STOCKS -- 1.2%
  GEA AG Non Voting                   476,500       13,684,746
  (Cost $14,475,327)                            --------------

TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $1,117,093,372*)                        $1,132,144,125
                                                ==============

-----------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                 $ 170,138,597
   Gross unrealized depreciation                  (155,087,844)
                                                 -------------
                                                 $  15,050,753
                                                 =============
** Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                         INTERNATIONAL EQUITY PORTFOLIO

SEPTEMBER 30, 1998
ASSETS
   Investments at value (Cost $1,117,093,372) ....................................................................   $1,132,144,125
   Cash ..........................................................................................................       87,008,028
   Dividends receivable ..........................................................................................        4,099,705
   Interest receivable ...........................................................................................          409,624
   Investments sold receivable ...................................................................................        2,412,012
   Capital shares sold receivable ................................................................................          174,025
   Gross unrealized appreciation on forward foreign currency contracts ...........................................       32,378,503
   Prepaid expenses ..............................................................................................            2,644
                                                                                                                     --------------
          TOTAL ASSETS ...........................................................................................    1,258,628,666
                                                                                                                     --------------

LIABILITIES
   Investments purchased payable .................................................................................       45,552,739
   Capital shares redeemed payable ...............................................................................        2,796,874
   Gross unrealized depreciation on forward foreign currency contracts ...........................................       19,398,177
   Accrued expenses payable ......................................................................................        1,783,317
                                                                                                                     --------------
          TOTAL LIABILITIES ......................................................................................       69,531,107
                                                                                                                     --------------

NET ASSETS .......................................................................................................   $1,189,097,559
                                                                                                                     ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($1,012,131,387 (DIVIDE) 76,530,720) ..................................................           $13.23
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($143,525,903 (DIVIDE) 10,912,461) ..........................................................           $13.15
                                                                                                                             ======
NET ASSET VALUE  AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($26,637,346 (DIVIDE) 2,027,205) .........................................................           $13.14
                                                                                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($13.14 (DIVIDE) 0.950) .......................................................................................           $13.83
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($6,508,943 (DIVIDE) 503,202) ............................................................           $12.94
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($293,980 (DIVIDE) 22,721) ...............................................................           $12.94
                                                                                                                             ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

                                      NUMBER
AS OF SEPTEMBER 30, 1998             OF SHARES        VALUE
                                     ---------      ----------
COMMON STOCKS -- 92.6%
EGYPT -- 1.4%
  Paints & Chemical Industries
    SA - GDR                           30,000       $  263,250
                                                    ----------
FINLAND -- 1.2%
  Asko Oyj, Class A                    16,500          230,220
                                                    ----------
FRANCE -- 6.9%
  Bouygues Offshore SA                  5,000          125,339
  Cie des Signaux SA                    2,515          134,841
  Entrelec                              4,000          176,991
  GFI Informatique SA**                 1,250          124,224
  Labinal SA                              750          200,721
  Moulinex**                            7,000          106,159
  Scor SA                               3,500          207,947
  Vallourec SA                          2,500           95,275
  Zodiac SA                               750          159,238
                                                    ----------
                                                     1,330,735
                                                    ----------
GERMANY -- 12.0%
  Boewe Systec AG                       5,000          182,487
  Brokat Infosystems AG**               1,000           51,575
  Douglas Holding AG                    4,000          235,738
  Kamps AG**                           10,000          523,529
  Koenig & Bauer-Albert AG              2,000          485,835
  Sartorius AG                            500          161,546
  Schaltbau AG                          2,000          209,411
  Tarkett AG                            7,500          163,790
  Teldafax AG**                         7,500          302,899
                                                    ----------
                                                     2,316,810
                                                    ----------
GREECE -- 0.5%
  National Bank of Greece
    SA - GDR (Reg. S)**                 3,661           98,486
                                                    ----------
HONG KONG -- 0.3%
  First Tractor Co. Ltd.              110,000           28,393
  Yanzhou Coal Mining Co. Ltd.        152,000           26,482
                                                    ----------
                                                        54,875
                                                    ----------
INDIA -- 0.1%
  Industrial Credit & Investment Corp.
    of India Ltd. - GDR (Reg. S)        3,000           24,975
                                                    ----------
ITALY -- 6.2%
  Autogrill SpA                        30,000          197,888
  Banca Popolare di Bergamo SpA        10,000          202,427
  Beghelli SpA**                      100,000          217,253
  Ciga SpA**                          200,000          120,669
  Gruppo Ceramiche Ricchetti SpA      125,000          125,949
  Gruppo Ceramiche Ricchetti SpA
    Warrants**                         25,000            3,949
  Marzotto & Figli SpA                 17,500          169,975
  Unicem SpA                           20,000          146,691
                                                    ----------
                                                     1,184,801
                                                    ----------
JAPAN -- 11.6%
  Bank of Iwate Ltd.                    3,000          136,644
  Denny's Japan Co. Ltd.                6,000          119,233
  Exedy Corp.                          17,000           82,053
  Fuji Machine Manufacturing Co.        4,000          105,201
  Fujitsu Support & Service, Inc.       1,000           38,202
  Horiba Ltd.                           9,000           83,970
  Kansai Sekiwa Real Estate            28,000           66,853
  Mabuchi Motors Co. Ltd.               2,000          125,624
  Matsumotokiyoshi                      4,000          131,061

                                      NUMBER
                                     OF SHARES         VALUE
                                     ---------       ---------
JAPAN (CONTINUED)
  Meitec Corp.                          4,000        $  86,688
  Mitsui High-Tec, Inc.                 7,000          136,277
  Nichicon Corp.                       13,000          159,014
  Nihon Unisys Ltd.                    25,000          149,133
  Nippon Cable System                  19,000          104,827
  Nippon Denwa Shisetsu Co.            27,000           67,440
  Plenus Co. Ltd.                       4,400           51,719
  Rinnai Corp.                          9,000          141,493
  Sanyo Shinpan Finance Co.             3,000          108,654
  Toppan Forms Co. Ltd                  7,000           95,137
  Trusco Nakayama Corp.                 9,000          102,814
  World Co. Ltd.                        5,000          143,256
                                                    ----------
                                                     2,235,293
                                                    ----------
NETHERLANDS -- 7.2%
  Aalberts Industries NV               10,000          251,979
  Athlon Groep NV                       7,500          195,350
  Copaco NV**                          12,500          129,968
  GTI Holdings NV                      10,000          307,679
  Hunter Douglas NV                     7,500          254,233
  NBM-Amstelland NV                    10,000          244,021
                                                    ----------
                                                     1,383,230
                                                    ----------
NORWAY -- 1.7%
  NCL Holdings ASA**                   60,000          133,749
  Petroleum Geo Services ASA**          5,000           81,736
  Tandberg Telelvision ASA**           15,000          103,352
                                                    ----------
                                                       318,837
                                                    ----------
POLAND -- 0.6%
  Bank Handlowy W. Warszawie           10,400          107,114
                                                    ----------
SINGAPORE -- 0.7%
  Elec & Eltek International Co. Ltd.  18,000           89,280
  GP Batteries International Ltd.      31,000           40,114
                                                    ----------
                                                       129,394
                                                    ----------
SPAIN -- 7.8%
  Adolfo Dominguez SA**                 8,000          221,307
  Aldeasa SA                            7,000          242,178
  Campofrio Alimentacion SA             6,000           78,978
  Federico Paternina SA**               8,000          118,256
  Gas y Electricidad SA                 3,000          225,108
  Grupo Acciona SA                      1,000          250,237
  Prosegur Cia de Seguridad SA         10,000          123,887
  Sol Melia SA                          3,000           95,027
  Superdiplo SA**                       6,000          156,055
                                                    ----------
                                                     1,511,033
                                                    ----------
SWEDEN -- 1.3%
  Europolitan Holdings AB               3,000          255,408
                                                    ----------
SWITZERLAND -- 3.7%
  Kuoni Reisen AG                          75          227,550
  Scauffner AG**                        1,000          104,745
  Schindler Holding AG                    150          170,663
  Sika Finanz AG                          750          211,297
                                                    ----------
                                                       714,255
                                                    ----------
UNITED KINGDOM -- 29.4%
  Aea Technology PLC                   25,000          295,272
  Anglo Irish Bank Corp. PLC          150,000          358,151
  Avon Rubber PLC                      25,000          174,189
  Bovis Homes Group PLC                50,000          158,470
  Britax International PLC             75,000          138,289

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
              INTERNATIONAL SMALL CAP EQUITY PORTFOLIO (CONCLUDED)

                                      NUMBER
AS OF SEPTEMBER 30, 1998             OF SHARES         VALUE
                                     ---------     -----------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
  British Regional Airways PLC**       49,100      $    33,376
  Cattles PLC                          20,000          176,739
  Delphi Group PLC                     40,000          205,629
  Filtronic Comtek PLC                 30,000          228,656
  Firstgroup PLC                       25,000          179,713
  GAME PLC**                           75,000          172,065
  Hicking Pentecost PLC                60,000          116,240
  HW Group PLC**                       95,000          147,721
  Jarvis Hotels PLC                   100,000          181,837
  Jarvis PLC                           25,000          208,603
  JBA Holdings PLC                     15,000           71,375
  Marchpole Holdings PLC               64,000           16,314
  Monsoon PLC                          70,000           94,572
  Morland PLC                          25,000          151,885
  Old English Pub Co. PLC              40,000          147,849
  Peter Black Holdings PLC             40,000          183,196
  Pressac Holdings PLC                 83,333          265,532
  Save Group PLC                      100,000          128,305
  SGB Group PLC                        60,000          162,633
  Skillgroup PLC                       65,000          256,823
  T & S Stores PLC                     65,000          316,473
  The Dialog Corp PLC**               100,000          312,691
  The Mayflower Corp. PLC              60,000          141,221
  TLG PLC                              50,000          145,724
  Transtec PLC                        175,000          120,446
  Vardon PLC                          100,000          212,426
  Wyko Group PLC                      125,000          156,133
                                                   -----------
                                                     5,658,548
                                                   -----------
TOTAL COMMON STOCKS
  (Cost $21,107,761)                                17,817,264
                                                   -----------
PREFERRED STOCKS -- 2.5%
  GEA AG Non Voting                     7,500          215,395
  Quante AG Non Voting                  1,600          261,346
                                                   -----------
TOTAL PREFERRED STOCKS
  (Cost $639,213)                                      476,741
                                                   -----------

                                        PAR
                        MATURITY       (000)
                        --------     ---------
SHORT TERM INVESTMENTS -- 6.1%
   Federal Home Loan Mortgage
     Corp. Discount Notes
     5.38%               10/01/98      $1,150        1,150,000
   Galileo Money Market Fund               21           21,204
                                                    ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,171,204)                                  1,171,204
                                                    ----------

                                                       VALUE
                                                     ---------
TOTAL INVESTMENTS IN
  SECURITIES
  (Cost $22,918,178*)                   101.2%     $19,465,209

LIABILITIES IN EXCESS OF
  OTHER ASSETS                           (1.2%)       (231,605)
                                        -----      -----------
NET ASSETS (Applicable to 1,697,300
  Institutional shares, 508 Service
  shares, 88,952 Investor A shares,
  181,849 Investor B shares and 44,652
  Investor C shares outstanding)        100.0%     $19,233,604
                                        =====      ===========
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($16,231,958 (DIVIDE) 1,697,300)                      $ 9.56
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($4,855 (DIVIDE) 508)                                 $ 9.56
                                                        ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($848,493 (DIVIDE) 88,952)                            $ 9.54
                                                        ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($9.54 (DIVIDE) 0.950)                                $10.04
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($1,724,803 (DIVIDE) 181,849)                         $ 9.48
                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($423,495 (DIVIDE) 44,652)                            $ 9.48
                                                        ======

--------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                   $ 1,550,716
   Gross unrealized depreciation                    (5,003,685)
                                                   -----------
                                                   $(3,452,969)
                                                   ===========
** Non-income producing security.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                                     NUMBER
AS OF SEPTEMBER 30, 1998            OF SHARES          VALUE
                                   ----------       ----------
COMMON STOCKS -- 84.3%
ARGENTINA -- 2.5%
  Banco Rio de la Plata SA - ADR       97,000      $   824,500
  Inversiones y Respresentacion SA    416,666          883,482
  YPF Sociedad Anonima - ADR           22,500          585,000
                                                   -----------
                                                     2,292,982
                                                   -----------
BRAZIL -- 8.5%
  Centrais Eletricas Brasileiras
    SA                             42,500,000          883,098
  Centrais Eletricas de Santa
    Catarina SA                     2,700,000        1,231,523
  Centrais Geradoras do Sul do
    Brasil SA**                    42,500,000           44,514
  Companhia de Saneamento
    Basico do Estado de Sao Paulo  16,200,000        1,008,480
 #Globo Cabo SA - ADR**               140,000          306,250
  Iochpe Maxion SA**                  501,739           13,562
  Iochpe Maxion SA - ADR**            130,000           95,940
  Telecomunicacoes Brasileiras SA  74,300,000        3,200,693
  Uniao de Bancos Brasileiros
    SA - GDR                           75,000        1,012,500
                                                   -----------
                                                     7,796,560
                                                   -----------
CHILE -- 5.1%
  Banco Santiago SA - ADR             100,000        1,243,750
  Cristalerias de Chile SA - ADR       50,000          581,250
  Enersis SA - ADR                     54,500        1,110,437
  Gener SA - ADR                       61,000          911,187
  Masisa SA - ADR                     125,000          679,688
  Santa Isabel SA - ADR                23,928          136,091
                                                   -----------
                                                     4,662,403
                                                   -----------
CHINA -- 2.0%
  First Tractor Co. Ltd. - H        2,390,000          616,894
  Guangdong Kelon Electric
    Holding - H                       430,000          288,572
  Heilongjiang Electric Power Co.
    Ltd. - B**                      2,000,000          740,000
  Shenzhen Chiwan Wharf
    Holdings Ltd. - B               1,210,000          217,061
                                                   -----------
                                                     1,862,527
                                                   -----------
COLOMBIA -- 0.3%
 #Bancolumbia SA - ADR                 45,000          225,000
                                                   -----------
EGYPT -- 5.6%
  MISR  International Bank - GDR
    (Reg. S)                          185,600        1,893,120
  Olympic Group Financial
    Investments Co.                   374,182        1,728,245
  Paints & Chemical Industries
    SA - GDR                          173,000        1,518,075
                                                   -----------
                                                     5,139,440
                                                   -----------
GREECE -- 3.2%
  Alpha Credit Bank                    21,444        1,593,380
  Michaniki SA - (Reg. D)              72,000          419,993
  National Bank of Greece
    SA - GDR (Reg. S)**                34,170          919,173
                                                   -----------
                                                     2,932,546
                                                   -----------

                                     NUMBER
                                    OF SHARES          VALUE
                                    ---------      -----------
HONG KONG -- 1.5%
  Asia Satellite Telecommunications
    Holdings Ltd.                     447,000      $   550,926
  Yanzhou Coal Mining Co. Ltd. - H  3,000,000          522,682
  YGM Trading Ltd.                    900,000          290,379
                                                   -----------
                                                     1,363,987
                                                   -----------
HUNGARY -- 1.7%
  Danubius Hotel & Spa**               26,950          429,030
  Delmagyarorszagi Aramszol
    Rt - GDR (Reg. S)                  48,600          583,200
  Pannonplast Muanyagipari             23,734          542,864
                                                   -----------
                                                     1,555,094
                                                   -----------
INDIA -- 6.3%
  Gujarat Ambuja Cements Ltd. -
    GDR                               100,000          455,000
  Hindalco Industries Ltd. -
    GDR (Reg. S)                       15,500          171,663
  Industrial Credit & Investment
    Corp. of India Ltd. - GDR
    (Reg. S)                          130,000        1,082,250
  Mahanagar Telephone Nigam Ltd.       45,000          533,250
  Reliance Industries Ltd. - GDR      144,000          777,600
  State Bank of India Ltd. -
    GDR (Reg. S)                       88,000          981,200
  Tata Engineering & Locomotive
    Co. Ltd. - GDR (Reg. S)           228,000          701,100
  Videsh Sanchar Nigam Co. Ltd. -
    GDR (Reg. S)                      103,000        1,133,000
                                                   -----------
                                                     5,835,063
                                                   -----------
ISRAEL -- 5.5%
  Blue Square Chain Stores Properties
    & Investments**                    60,000          825,423
  Blue Square Ltd. - ADR              100,000        1,293,750
 #Magyar Tavkozlesi RT - ADR          110,000        2,385,625
  Makhteshim-Agan Industries Ltd.**   268,004          581,966
                                                   -----------
                                                     5,086,764
                                                   -----------
MALAYSIA -- 0.7%
  Genting Berhad***                   418,000          620,400
                                                   -----------
MEXICO -- 11.2%
  Altos Hornos de Mexico SA**         575,000          481,969
  Apasco SA - ADR                      60,000          865,548
  Cementos de Mexico SA - CPO         535,600        1,169,341
  Cifra SA de CV - V**              1,040,000        1,165,692
  Consorcio G Grupo Dina
    SA de CV**                        213,000           70,170
  Corporacion Geo SA de CV - B**      199,400          371,203
  Fomento Economico Mexicano
    SA de CV                          340,000          659,454
  Grupo Cementos de Chihuahua
    SA - B                          2,000,000          974,659
  Grupo Financiero Bancomer
    SA de CV - B                    5,600,000          993,372
  Grupo Financiero Banorte
    SA - B**                          402,500          211,842
  Grupo Industrial Bimbo
    SA de CV - A                      431,300          756,667
  San Luis Corporacion
    SA de CV - B - CPO                110,000          182,261
 #Telefonos de Mexico SA - ADR         55,000        2,433,750
                                                   -----------
                                                    10,335,928
                                                   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
              INTERNATIONAL EMERGING MARKETS PORTFOLIO (CONTINUED)

                                     NUMBER
AS OF SEPTEMBER 30, 1998            OF SHARES          VALUE
                                    ---------       ----------
COMMON STOCKS (CONTINUED)
PAKISTAN -- 0.0%
  Engro Chemical Ltd.                  30,000      $    38,987
                                                   -----------
PERU -- 2.5%
  Banco Wiese - ADR                    60,000          165,000
 #CPT Telefonica del Peru
    SA - B - ADR                      100,000        1,225,000
  Luz del Sur SA - ADR (Reg. 144A)     86,000          903,000
                                                   -----------
                                                     2,293,000
                                                   -----------
PHILIPPINES -- 2.1%
  Benpres Holdings Corp.**          5,200,000          332,799
  Manila Electric Co. - B             369,000          704,261
  Philippine Long Distance
    Telephone Co.                      41,000          862,170
                                                   -----------
                                                     1,899,230
                                                   -----------
POLAND -- 3.4%
  Bank Handlowy W. Warszawie           92,000          947,543
  Debica                               30,000          520,567
  Elektrim Spolka Akcyjna S.A.         84,600          857,121
  Powsechney Bank Kredit               41,000          849,139
                                                   -----------
                                                     3,174,370
                                                   -----------
RUSSIA -- 0.8%
 #A.O. Tatneft - ADR - (Reg. S)        71,000          101,175
  Gazprom- ADR - (Reg. S)              75,000          489,375
  Mosenergo-ADR                        54,000           54,000
  Trade House Gum- ADR                100,000           63,150
                                                   -----------
                                                       707,700
                                                   -----------
SOUTH AFRICA -- 12.3%
  ABSA Group  Ltd.                    465,000        1,692,341
  AECI  Ltd.                          281,300          495,144
  Anglovaal Industries  Ltd.          390,000          341,580
  Anglovaal Ltd. - N                   20,000          141,156
  Illovo Sugar  Ltd.                  514,000          428,332
  Impala Platinum Holdings  Ltd.      110,000        1,356,288
  Liberty Life Association of
    Africa Ltd.                        45,000          681,885
  Meikles Africa Ltd.               1,664,000          956,800
  Murray & Roberts  Ltd.            1,180,000        1,177,989
  Pretoria Portland Cement
    Co. Ltd.                          134,347          765,410
  SA Iron & Steel Industrial Corp.
    Ltd                             2,674,842          600,473
  Sasol Ltd.                          210,000          962,497
  South African Breweries Ltd.         52,082          784,770
  Tongaat-Hulett Group Ltd.           181,807          958,503
                                                   -----------
                                                    11,343,168
                                                   -----------
TAIWAN -- 2.9%
  Accton Technology Corp. -
    GDR (Reg. S)**                    274,345          919,056
  Acer Inc. - GDR (Reg. 144A)**       109,375          516,797
  Acer Inc. - GDR (Reg. S)**          100,000          472,500
  Yageo Corp. - GDR (Reg. S)**        117,600          749,112
                                                   -----------
                                                     2,657,465
                                                   -----------

                                     NUMBER
                                    OF SHARES          VALUE
                                    ---------      -----------
THAILAND -- 2.2%
  Bangkok Bank Public Co. Ltd.
    (Foreign shares)**                450,000       $  426,891
  Bangkok Expressway Public Co. Ltd.
    (Foreign shares)**              1,610,000        1,221,857
  Electricity Generating Public Co. Ltd.
    (Foreign shares)**                 18,500           44,226
  Total Access Communication PLC**    439,000          291,935
                                                   -----------
                                                     1,984,909
                                                   -----------
TURKEY -- 2.6%
  Eczacibasi Yapi Gerecleri Sanayi
    ve Ticaret A.S.**              50,354,000          553,430
  Haci Omer Sabanci Holding A.S.   66,367,500        1,016,421
  Turkiye Garanti Bankasi A.S.**   15,200,000          262,914
  Turkiye Is Bankasi (Isbank) - C  21,795,000          573,336
                                                   -----------
                                                     2,406,101
                                                   -----------
UNITED KINGDOM -- 1.4%
  Saudi Arabian Investment Fund**     200,000        1,300,000
                                                   -----------
TOTAL COMMON STOCKS
  (Cost $138,040,727)                               77,513,624
                                                   -----------
PREFERRED STOCKS -- 8.5%
BRAZIL -- 8.4%
  Brasmotor SA                      4,500,000          389,602
  Casa Anglo Brasileira SA         51,003,632        1,506,974
  Casa Anglo Brasileira SA Rights      60,662                0
  Cia Cimento Portland Itau         3,200,000          445,713
  Cia Energetica de Minas Gerais   58,727,030        1,279,802
  Cia Paranaense de Energia -
    Copel - B                     233,000,000        1,535,096
  Empresa Bandeirantes de
    Enegeria**                     10,413,807           93,240
  Empresa Metropitanna de
    Agusa Energia SA**             10,413,807           13,722
  Empresa Paulista de Transmisao
    de Enegeria Electrica**        10,413,807           28,939
  Iochpe Maxion SA**                9,413,750          278,222
  Petroleo Brasileiro SA            9,717,000        1,001,247
  Sadia Concordia SA Industria e
    Comercio - B                    2,400,000        1,013,599
  Usiminas Siderurgicas de Minas
    Gerais SA                          60,000          177,380
                                                   -----------
                                                     7,763,536
                                                   -----------

GREECE -- 0.1%
  Michaniki SA -  (Reg. D)             12,000           54,999
                                                   -----------
TOTAL PREFERRED STOCKS
  (Cost $15,195,706)                                 7,818,535
                                                   -----------
OPTIONS -- 0.7%
BRAZIL -- 0.7%
   Petroleo Brasleiro SA Put Option
     (Cost $104,441)                6,430,000          651,744
                                                   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
              INTERNATIONAL EMERGING MARKETS PORTFOLIO (CONCLUDED)

                                          PAR
AS OF SEPTEMBER 30, 1998    MATURITY     (000)          VALUE
                            --------   ----------    -----------
CONVERTIBLE BONDS -- 1.7%
TAIWAN -- 1.7%
   Far East Department Stores (Reg. S)
     3.00%                    07/06/01 $  520          458,900
   Siliconware Precision Industries
     0.50%                    07/21/04    450          400,500
   Yang Ming Marine Transport, Inc.
     2.00%                    10/06/01    640          745,600
                                                   -----------
TOTAL CONVERTIBLE BONDS
  (Cost $1,775,865)                                  1,605,000
                                                   -----------
SHORT TERM INVESTMENTS -- 4.8%
   Federal Home Loan Mortgage Corp.
     Discount Notes
     5.38%                    10/01/98  4,345        4,345,000
   Galileo Money Market Fund               58           57,998
                                                   -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,402,998)                                  4,402,998
                                                   -----------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $159,509,737*)                             $91,991,901
                                                   ===========

--------------
* Cost for federal income tax purposes is $159,881,006. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
   Gross unrealized appreciation                  $  3,589,861
   Gross unrealized depreciation                   (71,478,966)
                                                  ------------
                                                  $(67,889,105)
                                                  ============
** Non-income producing security.
***Illiquid security representing 0.6% of portfolio assets. Security is being valued using Board approved fair valuation procedures.
#  Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

SEPTEMBER 30, 1998
ASSETS
   Investments at value (Cost $159,509,737) ......................................................................     $ 91,991,901
   Cash denominated in foreign currencies (Cost $416,458) ........................................................          385,904
   Collateral received for securities loaned .....................................................................        5,325,000
   Dividends receivable ..........................................................................................          829,859
   Interest receivable ...........................................................................................           18,841
   Investments sold receivable ...................................................................................        1,721,405
   Capital shares sold receivable ................................................................................          345,849
   Prepaid expenses ..............................................................................................            4,467
                                                                                                                       ------------
          TOTAL ASSETS ...........................................................................................      100,623,226
                                                                                                                       ------------

LIABILITIES
   Payable upon return of securities loaned ......................................................................        5,325,000
   Investments purchased payable .................................................................................        1,962,634
   Capital shares redeemed payable ...............................................................................          167,455
   Accrued expenses payable ......................................................................................          359,776
                                                                                                                       ------------
          TOTAL LIABILITIES ......................................................................................        7,814,865
                                                                                                                       ------------

NET ASSETS .......................................................................................................     $ 92,808,361
                                                                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($63,649,007 (DIVIDE) 14,387,173) .....................................................            $4.42
                                                                                                                              =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($26,566,305 (DIVIDE) 6,053,239) ............................................................            $4.39
                                                                                                                              =====
NET ASSET VALUE AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($1,835,321 (DIVIDE) 420,881) ............................................................            $4.36
                                                                                                                              =====
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($4.36 (DIVIDE) 0.950) ........................................................................................            $4.59
                                                                                                                              =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($733,038 (DIVIDE) 170,404) ..............................................................            $4.30
                                                                                                                              =====
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($24,690 (DIVIDE) 5,739) .................................................................            $4.30
                                                                                                                              =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                             SELECT EQUITY PORTFOLIO

                                      NUMBER
AS OF SEPTEMBER 30, 1998             OF SHARES       VALUE
                                     ---------    ------------
COMMON STOCKS -- 97.7%
AEROSPACE -- 1.6%
  Boeing Co.                          219,100     $  7,517,869
  Lockheed Martin Corp.                99,700       10,051,006
  United Technologies Corp.            97,500        7,452,656
                                                  ------------
                                                    25,021,531
                                                  ------------
AIR TRANSPORTATION -- 0.5%
  Delta Air Lines, Inc.                73,500        7,147,875
                                                  ------------
BANKS -- 6.3%
  Banc One Corp.                      343,723       14,651,193
  BankAmerica Corp.                   162,000        9,740,250
  BankBoston Corp.                    237,000        7,821,000
  Chase Manhattan Corp.               425,240       18,391,630
  First Chicago NBD Corp.             219,895       15,062,807
  NationsBank, Inc.                   262,500       14,043,750
  Wells Fargo & Co.                    53,100       18,850,500
                                                  ------------
                                                    98,561,130
                                                  ------------
BEVERAGES -- 3.3%
  Anheuser-Busch Cos., Inc.           203,800       11,005,200
  Coca-Cola Co.                       520,800       30,011,100
  PepsiCo, Inc.                       378,200       11,133,262
                                                  ------------
                                                    52,149,562
                                                  ------------
CHEMICALS -- 2.6%
  Air Products & Chemicals, Inc.      218,600        6,503,350
 #Dow Chemical Co.                     94,200        8,048,212
 #E.I. du Pont de Nemours & Co.       284,370       15,960,266
 #IMC Global, Inc.                    166,500        3,225,937
  PPG Industries, Inc.                128,100        6,989,456
                                                  ------------
                                                    40,727,221
                                                  ------------
COMPUTER & OFFICE EQUIPMENT -- 5.5%
  Cisco Systems, Inc.**               339,525       20,986,889
  Compaq Computer Corp.               501,900       15,872,587
  International Business Machines
    Corp.                             254,300       32,550,400
  Seagate Technology, Inc.**          265,300        6,649,081
  Xerox Corp.                         113,200        9,593,700
                                                  ------------
                                                    85,652,657
                                                  ------------
COMPUTER SOFTWARE & SERVICES -- 3.4%
  Microsoft Corp.**                   488,500       53,765,531
                                                  ------------
CONSTRUCTION -- 0.3%
 #Fluor Corp.                         116,400        4,779,675
                                                  ------------
ELECTRONICS -- 8.5%
 #Applied Materials, Inc.**           313,200        7,908,300
  Emerson Electric Co.                217,300       13,526,925
  General Electric Co.                623,300       49,591,306
  Hewlett Packard Co.                 208,100       11,016,294
  Intel Corp.                         382,900       32,833,675
  Motorola, Inc.                      200,800        8,571,650
 #Texas Instruments, Inc.             181,300        9,563,575
                                                  ------------
                                                   133,011,725
                                                  ------------

                                      NUMBER
                                     OF SHARES       VALUE
                                     ---------    ------------
ENERGY & UTILITIES -- 2.8%
  Cinergy Corp.                       247,200     $  9,455,400
 #Entergy Corp.                       286,300        8,803,725
 #FPL Group, Inc.                     169,300       11,798,094
 #NIPSCO Industries, Inc.             207,300        6,814,987
  Southern Co.                        257,400        7,577,212
                                                  ------------
                                                    44,449,418
                                                  ------------
ENTERTAINMENT & LEISURE -- 0.7%
  Walt Disney Co.                     466,650       11,812,078
                                                  ------------
FINANCE -- 6.0%
  Associates First Capital Corp.
    Class A                            79,726        5,202,184
  CIT Group, Inc. Class A             256,900        6,583,062
 #Equifax, Inc.                       232,300        8,290,206
  Federal National Mortgage
    Association                       249,400       16,023,950
  Fleet Financial Group, Inc.         227,500       16,707,031
  Household International, Inc.       185,529        6,957,337
  Morgan Stanley, Dean Witter
    & Co.                             310,200       13,357,987
 #Travelers Group, Inc.               294,900       11,058,750
 #Washington Mutual, Inc.             302,250       10,200,938
                                                  ------------
                                                    94,381,445
                                                  ------------
FOOD & AGRICULTURE -- 2.4%
  Archer Daniels Midland Co.          365,898        6,128,792
  Bestfoods, Inc.                     342,400       16,585,000
  Burlington Northern Santa Fe
    Corp.                             251,700        8,054,400
  Tyson Foods, Inc.                   362,900        7,212,638
                                                  ------------
                                                    37,980,830
                                                  ------------
INSURANCE -- 3.7%
  Aetna, Inc.                         100,456        6,981,692
  Allstate Corp.                      351,700       14,661,494
  American International Group, Inc.  273,750       21,078,750
  Cigna Corp.                         139,800        9,244,275
 #Conseco, Inc.                       190,000        5,806,875
                                                  ------------
                                                    57,773,086
                                                  ------------
MACHINERY & HEAVY EQUIPMENT -- 0.9%
 #Illinois Tool Works, Inc.           251,000       13,679,500
                                                  ------------
MEDICAL & MEDICAL SERVICES -- 1.1%
  Columbia Healthcare Corp.           172,450        3,459,778
 #United Healthcare Corp.             374,200       13,097,000
                                                  ------------
                                                    16,556,778
                                                  ------------
MEDICAL INSTRUMENTS & SUPPLIES -- 0.3%
  Medtronic, Inc.                      70,600        4,085,975
                                                  ------------
METAL & MINING -- 1.3%
  Aluminum Co. of America              59,400        4,217,400
  Barrick Gold Corp.                  223,000        4,460,000
 #Minnesota Mining &
    Manufacturing Co.                 117,500        8,658,281
 #Phelps Dodge Corp.                   73,200        3,820,125
                                                  ------------
                                                    21,155,806
                                                  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                       SELECT EQUITY PORTFOLIO (CONCLUDED)

                                      NUMBER
AS OF SEPTEMBER 30, 1998             OF SHARES       VALUE
                                     ---------    ------------
COMMON STOCKS (CONTINUED)
MOTOR VEHICLES -- 2.7%
 #Eaton Corp.                         119,400     $  7,484,888
 #Ford Motor Co.                      376,700       17,681,356
  General Motors Corp.                200,500       10,964,844
  Goodyear Tire & Rubber Co.          117,300        6,026,288
                                                  ------------
                                                    42,157,376
                                                  ------------
OIL & GAS -- 8.8%
  Atlantic Richfield Co.              155,400       11,023,688
 #British Petroleum Co. PLC ADR       147,850       12,899,913
  Enron Corp.                         144,650        7,639,328
  Exxon Corp.                         757,400       53,160,013
  Mobil Corp.                         223,600       16,979,625
 #Royal Dutch Petroleum Co.           563,300       26,827,163
  Schlumberger Ltd.                   187,000        9,408,438
                                                  ------------
                                                   137,938,168
                                                  ------------
PAPER & FOREST PRODUCTS -- 1.0%
  Fort James Corp.                    265,100        8,698,594
  Westvaco Corp.                      276,600        6,638,400
                                                  ------------
                                                    15,336,994
                                                  ------------
PHARMACEUTICALS -- 11.5%
 #American Home Products Corp.        557,200       29,183,350
  Bristol-Myers Squibb Co.            284,800       29,583,600
 #Eli Lilly & Co.                     342,600       26,829,863
  Johnson & Johnson                   254,400       19,906,800
  Merck & Co., Inc.                   273,050       35,377,041
  Pfizer, Inc.                        240,000       25,425,000
  Pharmacia & Upjohn, Inc.            285,600       14,333,550
                                                  ------------
                                                   180,639,204
                                                  ------------
PUBLISHING & PRINTING -- 1.0%
  McGraw-Hill Cos., Inc.              106,700        8,455,975
 #Tribune Co.                         140,000        7,043,750
                                                  ------------
                                                    15,499,725
                                                  ------------
REAL ESTATE -- 0.3%
 #Starwood Hotels & Resorts           151,984        4,635,512
                                                  ------------
RESTAURANTS -- 0.9%
  McDonald's Corp.                    229,400       13,692,313
                                                  ------------
RETAIL MERCHANDISING -- 5.7%
 #Albertson's, Inc.                   223,800       12,113,175
  Home Depot, Inc.                    371,300       14,666,350
  J.C. Penney Co., Inc.               215,700        9,693,019
  Kmart Corp.**                       702,200        8,382,513
 #Mattel, Inc.                        137,500        3,850,000
  Pep Boys - Manny, Moe & Jack        338,500        4,527,438
  Sears, Roebuck & Co.                169,600        7,494,200
  Toys "R" Us, Inc.**                 339,700        5,498,894
 #Wal-Mart Stores, Inc.               424,600       23,193,775
                                                  ------------
                                                    89,419,364
                                                  ------------


                                      NUMBER
                                     OF SHARES       VALUE
                                     ---------   -------------
SOAPS & COSMETICS -- 2.5%
  Colgate-Palmolive Co.               169,500   $   11,610,750
  Gillette Co.                        226,900        8,678,925
 #Procter & Gamble Co.                269,800       19,138,938
                                                --------------
                                                    39,428,613
                                                --------------
TELECOMMUNICATIONS -- 9.8%
 #Alltel Corp.                        225,000       10,659,375
 #AT&T Corp.                          486,800       28,447,375
  Bell Atlantic Corp.                 331,100       16,037,656
  GTE Corp.                           321,700       17,693,500
  Lucent Technologies, Inc.           252,494       17,437,867
  MCI Worldcom, Inc.**                363,950       17,788,056
  Oracle Corp.**                      453,075       13,195,809
  SBC Communications, Inc.            738,400       32,812,650
                                                --------------
                                                   154,072,288
                                                --------------
TOBACCO -- 1.9%
  Philip Morris Cos., Inc.            656,100       30,221,606
                                                --------------
TRANSPORTATION -- 0.4%
  CSX Corp.                           145,100        6,103,269
                                                --------------
TOTAL COMMON STOCKS
  (Cost $1,094,018,587)                          1,531,836,255
                                                --------------
PREFERRED STOCKS -- 0.4%
 #News Corp. Ltd. - ADR               320,800        7,177,900
   (Cost $6,528,216)                            --------------

                                         PAR
                        MATURITY        (000)
                        --------       -------
SHORT TERM INVESTMENTS -- 1.9%
   Federal Home Loan Mortgage Corp.
     Discount Notes
     5.38%              10/01/98       $19,580      19,580,000
     5.44%              10/16/98         2,800***    2,793,653
   Galileo Money Market Fund            7,004        7,004,239
                                                --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $29,377,892)                                29,377,892
                                                --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $1,129,924,695*)                        $1,568,392,047
                                                ==============

----------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                 $501,669,107
    Gross unrealized depreciation                  (63,201,755)
                                                  ------------
                                                  $438,467,352
                                                  ============
**  Non-income producing security.
*** Principal  amount of  securities  pledged as initial  margin  requirement of
    $472,500 on 35 Standard & Poor's 500 Stock Index futures contracts expiring December 1998. The value of such contracts on September 30, 1998 was $8,977,500, thereby resulting in an unrealized loss of $34,559.
#   Total or partial securities on loan.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                             SELECT EQUITY PORTFOLIO

SEPTEMBER 30, 1998
ASSETS
   Investments at value (Cost $1,129,924,695) ................................................................       $1,568,392,047
   Collateral received for securities loaned .................................................................          265,659,591
   Dividends receivable ......................................................................................            2,330,772
   Interest receivable .......................................................................................               21,731
   Capital shares sold receivable ............................................................................              739,855
   Prepaid expenses ..........................................................................................                3,853
                                                                                                                     --------------
          TOTAL ASSETS .......................................................................................        1,837,147,849
                                                                                                                     --------------

LIABILITIES
   Payable upon return of securities loaned ..................................................................          265,659,591
   Capital shares redeemed payable ...........................................................................            1,947,747
   Accrued expenses payable ..................................................................................            1,698,835
   Futures margin payable ....................................................................................              275,625
                                                                                                                     --------------
          TOTAL LIABILITIES ..................................................................................          269,581,798
                                                                                                                     --------------

NET ASSETS ...................................................................................................       $1,567,566,051
                                                                                                                     ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($1,286,031,992 (DIVIDE) 75,598,789) ..............................................               $17.01
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($203,753,968 (DIVIDE) 11,984,322) ......................................................               $17.00
                                                                                                                             ======
NET ASSET VALUE  AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($35,359,044 (DIVIDE) 2,079,728) .....................................................               $17.00
                                                                                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($17.00 (DIVIDE) 0.955) ...................................................................................               $17.80
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($39,970,796 (DIVIDE) 2,372,671) .....................................................               $16.85
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($2,450,251 (DIVIDE) 145,446) ........................................................               $16.85
                                                                                                                             ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                             INDEX EQUITY PORTFOLIO


AS OF SEPTEMBER 30, 1998                                VALUE
                                                     ------------
Investment in The U.S. Large Company
  Series of The DFA Investment
  Trust Company                              100.0%  $821,064,507
  (Cost $676,763,115)

OTHER ASSETS IN EXCESS OF
  LIABILITIES                                  0.0%       285,499
                                             ------  ------------
NET ASSETS (Applicable to 18,028,053
  Institutional shares, 11,898,411 Service
  shares, 2,183,440 Investor A shares,
  5,585,263 Investor B shares and 4,176,734
  Investor C shares outstanding)             100.0%  $821,350,006
                                             ======  ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL SHARE
  ($354,215,604 (DIVIDE) 18,028,053)                       $19.65
                                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  SERVICE SHARE
  ($233,695,794 (DIVIDE) 11,898,411)                       $19.64
                                                           ======
NET ASSET VALUE AND
  REDEMPTION PRICE PER
  INVESTOR A SHARE
  ($42,891,252 (DIVIDE) 2,183,440)                         $19.64
                                                           ======
MAXIMUM OFFERING PRICE
  PER INVESTOR A SHARE
  ($19.64 (DIVIDE) 0.970)                                  $20.25
                                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($109,018,748 (DIVIDE) 5,585,263)                        $19.52
                                                           ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($81,528,608 (DIVIDE) 4,176,734)                         $19.52
                                                           ======

               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS AND
                  ACCOMPANYING FINANCIAL STATEMENTS AND RELATED
                   NOTES FOR THE DFA INVESTMENT TRUST COMPANY.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                               BALANCED PORTFOLIO

                                       NUMBER
AS OF SEPTEMBER 30, 1998              OF SHARES       VALUE
                                      ---------  -------------
COMMON STOCKS -- 59.5%
AEROSPACE -- 1.6%
  AlliedSignal, Inc.                    120,600  $   4,266,225
  Boeing Co.                             33,300      1,142,606
  United Technologies Corp.              83,200      6,359,600
                                                 -------------
                                                    11,768,431
                                                 -------------
BANKS -- 1.9%
  Banc One Corp.                        145,460      6,200,232
  First Chicago NBD Corp.               103,900      7,117,150
                                                 -------------
                                                    13,317,382
                                                 -------------
BEVERAGES -- 1.1%
  Coca-Cola Co.                          93,500      5,387,937
  PepsiCo, Inc.                          78,900      2,322,619
                                                 -------------
                                                     7,710,556
                                                 -------------
CHEMICALS -- 1.5%
  Dow Chemical Co.                       41,400      3,537,112
  E.I. du Pont de Nemours & Co.          99,800      5,601,275
 #IMC Global, Inc.                       81,100      1,571,312
                                                 -------------
                                                    10,709,699
                                                 -------------
COMPUTER & OFFICE EQUIPMENT -- 4.8%
  Cisco Systems, Inc.**                 187,050     11,562,028
  Compaq Computer Corp.                 291,000      9,202,875
  International Business Machines
    Corp.                                52,100      6,668,800
  Seagate Technology, Inc.**             72,800      1,824,550
  Xerox Corp.                            56,000      4,746,000
                                                 -------------
                                                    34,004,253
                                                 -------------
COMPUTER SOFTWARE & SERVICES -- 3.2%
 #Automatic Data Processing, Inc.        67,700      5,060,575
  Microsoft Corp.**                     159,000     17,499,937
                                                 -------------
                                                    22,560,512
                                                 -------------
ELECTRONICS -- 3.8%
 #Emerson Electric Co.                   49,800      3,100,050
  General Electric Co.                  150,500     11,974,156
  Intel Corp.                           110,200      9,449,650
  Motorola, Inc.                         54,100      2,309,394
                                                 -------------
                                                    26,833,250
                                                 -------------
ENERGY & UTILITIES -- 2.0%
  Entergy Corp.                         156,000      4,797,000
 #NIPSCO Industries, Inc.               133,200      4,378,950
  PECO Energy Co.                       137,200      5,016,375
                                                 -------------
                                                    14,192,325
                                                 -------------
ENTERTAINMENT & LEISURE -- 0.7%
  Walt Disney Co.                       193,500      4,897,969
                                                 -------------
FINANCE -- 4.6%
  Associates First Capital Corp.
    Class A                              22,879      1,492,855
  Federal National Mortgage
    Association                         149,700      9,618,225
  Fleet Financial Group, Inc.           103,900      7,630,156
  Morgan Stanley, Dean Witter
    & Co.                               145,600      6,269,900
  Travelers Group, Inc.                 101,600      3,810,000
 #Washington Mutual, Inc.               124,500      4,201,875
                                                 -------------
                                                    33,023,011
                                                 -------------

                                       NUMBER
                                      OF SHARES       VALUE
                                      ---------    -----------
FOOD & AGRICULTURE -- 0.6%
  Bestfoods, Inc.                        91,600    $ 4,436,875
                                                 -------------
INSURANCE -- 2.6%
  Allstate Corp.                         92,600      3,860,262
 #American International Group, Inc.    140,250     10,799,250
  Chubb Corp.                            66,500      4,189,500
                                                 -------------
                                                    18,849,012
                                                 -------------
MACHINERY & HEAVY EQUIPMENT -- 1.0%
  Illinois Tool Works, Inc.             133,100      7,253,950
                                                 -------------
MEDICAL & MEDICAL SERVICES -- 1.3%
  Medtronic, Inc.                       120,600      6,979,725
 #United Healthcare Corp.                62,200      2,177,000
                                                 -------------
                                                     9,156,725
                                                 -------------
METAL & MINING -- 1.0%
  Minnesota Mining & Manufacturing
    Co.                                  47,800      3,522,262
 #Phelps Dodge Corp.                     74,900      3,908,844
                                                 -------------
                                                     7,431,106
                                                 -------------
MOTOR VEHICLES -- 1.7%
  Chrysler Corp.                         52,000      2,489,500
  Ford Motor Co.                         87,300      4,097,644
  General Motors Corp.                   41,900      2,291,406
  Goodyear Tire & Rubber Co.             60,300      3,097,912
                                                 -------------
                                                    11,976,462
                                                 -------------
OIL & GAS -- 4.3%
  Chevron Corp.                          54,100      4,547,781
  Exxon Corp.                           116,300      8,162,806
  Mobil Corp.                            83,100      6,310,406
  Royal Dutch Petroleum Co.             133,100      6,338,887
  Schlumberger Ltd.                      43,700      2,198,656
  Tenneco, Inc.                         103,900      3,415,712
                                                 -------------
                                                    30,974,248
                                                 -------------
PHARMACEUTICALS -- 7.1%
 #American Home Products Corp.          232,600     12,182,425
  Bristol-Myers Squibb Co.              110,200     11,447,025
  Eli Lilly & Co.                       129,000     10,102,313
  Johnson & Johnson                      77,500      6,064,375
  Merck & Co., Inc.                      83,200     10,779,600
                                                 -------------
                                                    50,575,738
                                                 -------------
PUBLISHING & PRINTING -- 0.8%
  McGraw-Hill Cos., Inc.                 70,500      5,587,125
                                                 -------------
RESTAURANTS -- 0.8%
  McDonald's Corp.                       93,500      5,580,781
                                                 -------------
RETAIL MERCHANDISING -- 4.1%
  Kroger Co.**                          178,800      8,940,000
  Lowe's Cos., Inc.                     210,200      6,686,988
 #Staples, Inc.**                       169,900      4,990,813
 #Wal-Mart Stores, Inc.                 157,000      8,576,125
                                                 -------------
                                                    29,193,926
                                                 -------------
SOAPS & COSMETICS -- 1.7%
  Colgate-Palmolive Co.                 103,900      7,117,150
  Procter & Gamble Co.                   70,700      5,015,281
                                                 -------------
                                                    12,132,431
                                                 -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)

                                       NUMBER
AS OF SEPTEMBER 30, 1998              OF SHARES       VALUE
                                      ---------    -----------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS -- 4.9%
  Airtouch Communications, Inc.**        33,100    $ 1,886,700
  Alltel Corp.                           97,800      4,633,275
 #AT&T Corp.                             83,200      4,862,000
  Bell Atlantic Corp.                   121,400      5,880,313
  GTE Corp.                              70,700      3,888,500
 #Lucent Technologies, Inc.              81,000      5,594,063
  SBC Communications, Inc.              191,200      8,496,450
                                                 -------------
                                                    35,241,301
                                                 -------------
TOBACCO -- 1.7%
  Philip Morris Cos., Inc.              259,900     11,971,644
                                                 -------------
TRANSPORTATION -- 0.7%
  Norfolk Southern Corp.                162,100      4,711,031
                                                 -------------
TOTAL COMMON STOCKS
  (Cost $253,196,263)                              424,089,743
                                                 -------------

                                          PAR
                            MATURITY     (000)
                            --------    -------
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 3.8%
   Small Business Administration
     Participation Certificates,
     Series 97-20F, Class 1
     7.20%                  06/01/17    $ 2,303      2,487,784
   Small Business Investment Cos.
     Pass-Through, Series 97-P10C,
     Class 1
     6.85%                  08/01/07      1,250      1,324,216
   U.S. Treasury Bonds
     12.75%                 11/15/10      1,335      1,988,228
     14.00%                 11/15/11      1,575      2,562,981
     6.50%                  11/15/26      1,565      1,866,395
   U.S. Treasury Bonds (CPI)
     3.62%                  04/15/28      9,085      9,143,757
   U.S. Treasury Notes
     5.25%                  08/15/03      4,240      4,430,291
     5.62%                  05/15/08        745        815,926
   U.S. Treasury Notes (CPI)
     3.37%                  01/15/07      2,175      2,205,994
                                                 -------------
TOTAL U.S. GOVERNMENT &
  AGENCY OBLIGATIONS
  (Cost $26,174,884)                                26,825,572
                                                 -------------
MORTGAGE PASS-THROUGHS -- 8.7%
   Federal Home Loan Mortgage
     Corporation
     7.50%                  10/01/09      2,062      2,125,714
     6.00%                  06/01/13        960        971,462
     7.80%                  07/15/26      4,092      4,098,102
     7.50%               09/27-10/27        109        112,469
     7.00%               12/27-07/28        491        503,607
   Federal National Mortgage
     Association
     6.94%                  03/19/07        750        784,800
     6.80%                  07/23/07      2,400      2,509,680
     7.00%               06/10-05/11      5,538      5,683,080
     6.00%               04/13-10/17     13,500     13,463,750
     5.50%                  04/01/23     11,000     10,934,688
     6.50%               08/10-09/28     13,398     13,636,223


                                          PAR
                            MATURITY     (000)        VALUE
                            --------    -------    -----------
MORTGAGE PASS-THROUGHS (CONTINUED)
  Government National Mortgage
    Association
    6.50%                01/24-07/24    $ 5,865    $ 5,995,635
    7.50%                04/27-07/27      1,220      1,265,332
                                                   -----------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $61,054,959)                                62,084,542
                                                   -----------
MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS -- 0.7%
   Federal Home Loan Mortgage Corp.,
     Series 35, Class PE (IO)
     7.00%                  03/15/28        455        108,426
   Federal Home Loan Mortgage Corp.,
     Series 43, Class IB (IO)
     7.00%                  04/15/28        402         91,799
   Federal National Mortgage Association,
     Series 93-216, Class B (PO)
     10.57%                 08/25/23         67         63,885
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     7.58%                  04/25/21        496        461,063
   Federal National Mortgage Association,
     Series 97-58, Class PG (IO)
     10.83%                 09/18/27      1,100        167,675
   Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%                  07/25/27        955        960,844
   Residential Asset Securitization Trust,
     Series 97-A7, Class A1
     7.50%                  09/25/27      1,471      1,479,349
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (IO)
     1.75%                  02/17/17        608        135,185
   Salomon Brothers Mortgage
     Securities VI, Series 87-1 (PO)
     9.49%                  02/17/17        679        575,922
   Salomon Brothers Mortgage
     Securities VI, Series 87-2 (IO)
     1.31%                  03/06/17        402         89,417
   Salomon Brothers Mortgage
     Securities VI, Series 87-2 (PO)
     9.56%                  03/06/17        402        340,838
   Structured Asset Securities Corp.,
     Series 96-CFL, Class X1 (IO)
     11.44%                 02/25/28      6,096        340,165
                                                   -----------
TOTAL MULTIPLE CLASS MORTGAGE
  PASS-THROUGHS
  (Cost $4,956,229)                                  4,814,568
                                                   -----------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 6.3%
   Asset Securitization Corp.,
     Series 96-D2, Class A1
     6.92%                  02/14/29      1,193      1,262,233
   Chase Credit Card Master Trust,
     Series 97-5, Class A
     6.19%                  08/15/05      4,610      4,770,480
   Chase Mortgage Finance Corp.,
     Series 98-S4, Class A3
     6.55%                  08/25/28      1,950      1,981,532
   CS First Boston Mortgage Securities
     Corp., Series 95-AEW1, Class C
     7.46%                  11/25/27        650        660,563

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)

                                          PAR
AS OF SEPTEMBER 30, 1998    MATURITY     (000)        VALUE
                            --------    -------    -----------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES (CONTINUED)
   Discover Card Master Trust I
     Series 98-6, Class A
     5.85%                  01/17/06    $ 1,300    $ 1,331,028
   DLJ Mortgage Acceptance Corp.,
     Series 98-2, Class 1PA1
     6.75%                  06/19/28      2,967      3,007,652
   Empire Funding Home Loan Owner
     Trust, Series 98-2, Class A4
     6.53%                  03/25/19      2,500      2,512,500
   Fingerhut Master Trust,
     Series 98-2, Class A
     6.23%                  02/15/07        950        990,963
   First Security Auto Grantor Trust,
     Series 98-A, Class A
     5.97%                  04/15/04      2,267      2,288,048
   First Union-Lehman Brothers
     Commercial Mortgage, Series 98-C2,
     Class A2
     6.56%                  11/18/08      2,125      2,231,447
   GMAC Commercial Mortgage
     Securities, Inc., Series 98-C2,
     Class A2
     6.42%                  08/15/08      1,900      1,974,876
   Health Care Receivables Securitization
     Program, Series 98-1, Class A
     6.22%                  06/01/02      1,700      1,722,770
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 96-C3,
     Class A1
     7.33%                  04/25/28        464        495,871
   Merit Securities Corp., Series 10,
     Class 2A1
     5.85%****              05/28/25        758        759,693
   Merit Securities Corp., Series 98-11,
     Class 1A1
     6.58%****              10/01/98      1,444      1,444,074
   Merrill Lynch Mortgage Investors, Inc.,
     Series 95-C1, Class C
     7.65%****              05/25/15      1,120      1,166,200
   Merrill Lynch Mortgage Investors, Inc.,
     Series 96-C1, Class A2
     7.24%                  04/25/28      1,000      1,062,656
   Merrill Lynch Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                  04/25/28      1,500      1,641,094
   Midland Royalty Acceptance Corp.,
     Series 96-C, Class A
     7.23%                  01/25/29      1,000      1,081,354
   Mortgage Capital Funding, Inc.,
     Series 98-MC2, Class A1
     6.32%                  10/18/07      1,799      1,868,527
   Navistar Financial Corp. Owner Trust,
     Series 98-A, Class A
     5.94%                  11/15/04      2,230      2,234,123
   PNC Mortgage Securities Corp.,
     Series 97-6, Class A2
     6.60%                  07/25/27      1,005      1,015,235
   Premier Auto Trust, Series 95-4,
     Class A4
     6.00%                  05/06/00        916        916,840


                                          PAR
                            MATURITY     (000)        VALUE
                            --------    --------   -----------
COMMERCIAL MORTGAGE-BACKED
  SECURITIES (CONTINUED)
   Prudential Securities Secured Financing,
     Series 98-C1, Class A1B
     6.50%                  07/15/08    $ 2,250    $ 2,350,547
   Standard Credit Card Master Trust,
     Series 95-1, Class A
     8.25%                  01/07/07      1,310      1,520,317
   Structured Asset Securities Corp.,
     Series 97-N1, Class D
     6.12%****              09/25/28        924        921,741
   Structured Asset Securitization Corp.,
     Series 98-C2, Class A
     5.77%****              01/25/13        638        636,830
   The Money Store Residential Trust,
     Series 98-I, Class A1
     6.40%                  03/15/06      1,037      1,038,541
                                                   -----------
TOTAL COMMERCIAL MORTGAGE-
  BACKED SECURITIES
  (Cost $43,803,853)                                44,887,735
                                                   -----------
PROJECT LOANS -- 0.8%
   Huntoon Paige, Series 97-B, FHA
     7.32%                  10/01/24      2,778      2,930,557
   Reilly Mortgage Securities,
     Series 97-A
     6.90%                  11/11/18      2,442      2,539,752
                                                   -----------
TOTAL PROJECT LOANS
  (Cost $5,232,628)                                  5,470,309
                                                   -----------
ASSET BACKED SECURITIES -- 5.3%
   Arcadia Automobile Receivables Trust,
     Series 98-B, Class A3
     5.95%                  11/15/02      3,400      3,443,807
   Brazos Student Loan Finance Corp.,
     Series 98-A, Class A2
     6.06%                  12/14/98      2,700      2,664,563
   CIT Group Securitization Corp.,
     Series 95-2, Class B
     7.65%                  05/15/26      1,050      1,040,813
   Copelco Capital Funding Corp.,
     Series 97-A, Class A3
     6.27%                  04/20/05      2,000      2,008,438
   Corporate Bond Backed Certificates,
     Series 97-10
     8.13%                  09/15/17      1,272      1,432,135
   Fifth Third Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                  03/15/02        285        287,305
   First Security Auto Grantor Trust,
     Series 97-B, Class A
     6.10%                  04/15/03      1,650      1,663,419
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                  09/15/19      1,253      1,314,482
   Green Tree Financial Corp.,
     Series 93-3, Class B
     6.85%                  10/15/18      1,300      1,303,403
   Green Tree Financial Corp.,
     Series 95-7, Class B1
     7.35%                  11/15/26      1,000        992,500
   Green Tree Financial Corp.,
     Series 96-6, Class A6
     7.95%                  08/15/26      1,000      1,087,744

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONTINUED)

                                         PAR
AS OF SEPTEMBER 30, 1998    MATURITY     (000)        VALUE
                            --------    -------    -----------
ASSET BACKED SECURITIES (CONTINUED)
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                  10/15/27    $ 1,000    $ 1,066,088
   Green Tree Financial Corp.,
     Series 96-9, Class A6
     7.69%                  01/15/28      1,150      1,251,431
   Green Tree Financial Corp.,
     Series 97-1, Class B1
     7.23%                  03/15/28      1,000        989,867
   Green Tree Financial Corp.,
     Series 97-3, Class A7
     7.64%                  07/15/28      2,400      2,627,417
   Green Tree Financial Corp.,
     Series 97-3, Class B2
     8.03%                  07/15/28      1,150      1,106,326
   Mellon Bank Home Equity Loan Trust,
     Series 96-1, Class B2
     6.06%****              04/15/26        917        916,643
   Newcourt Receivables Asset Trust,
     Series 97-1, Class A3
     6.11%                  05/20/01      2,400      2,407,875
   Nissan Auto Receivables Grantor Trust,
     Series 95-A, Class A
     6.10%                  08/15/01        285        285,538
   NPC Health Care Receivables, Inc.,
     Series 97-1, Class A
     6.33%                  07/01/00      1,700      1,707,872
   Puget Power Conservation Grantor Trust,
     Series 97-1, Class A
     6.23%                  07/11/02      1,738      1,755,116
   Sears Credit Account Master Trust,
     Series 96, Class A
     6.45%                  10/16/06        700        724,627
   Sears Credit Account Master Trust,
     Series 98-1, Class A
     5.80%                  08/15/05      1,000      1,008,750
   Sears Credit Card Master Trust,
     Series 96-3, Class A
     7.00%                  07/15/08      2,000      2,145,135
   The Money Store Home Equity Trust,
     Series 95-A, Class A8
     8.12%                  06/15/15        520        536,424
   The Money Store Home Equity Trust,
     Series 96-B, Class A5
     7.18%                  12/15/14        965        968,602
   The Money Store Home Equity Trust,
     Series 97-C, Class MH2
     7.35%                  02/15/24      1,200      1,233,295
                                                   -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $37,304,265)                                37,969,615
                                                   -----------
CORPORATE BONDS -- 7.6%
FINANCE -- 3.7%
   AFC Capital Trust I
     8.20%                  02/03/27      1,000      1,139,058
   AMB Property L.P.
     6.90%                  06/30/05      1,200      1,232,556
   American General Capital Securities
     7.57%                  12/01/45      1,050      1,122,212
   Ameritech Capital Funding Corp.
     6.55%                  01/15/28      1,780***   1,835,541
   BankAmerica Institutional
     7.70%                  12/31/26      1,700      1,767,215
   Bear Stearns Capital
     7.00%                  01/15/27      1,050      1,061,130


                                          PAR
                            MATURITY     (000)        VALUE
                            --------    -------    -----------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   BGB Finance
     6.62%                  12/30/99    $   300     $  304,339
   Equitable Life Assurance Society
     7.70%                  12/01/15        950      1,041,411
   Fairfax Financial
     8.30%                  04/15/26      1,050      1,116,023
   First of America
     8.12%                  01/31/27      2,550      2,745,592
   Household International Corp.
     6.00%                  03/15/99      1,000      1,002,500
   Jones Apparel
     6.25%                  10/01/01      2,055      2,060,639
   Lehman Brothers Holdings, Inc.
     6.75%                  09/24/01      3,855      3,790,388
   Merrill Lynch & Co.
     6.47%                  06/27/00      2,000      2,036,263
   Salomon Smith Barney Hlds., Inc.
     8.90%                  02/15/00        300        314,022
   Union Planters Capital Trust
     8.20%                  12/15/26      1,545      1,630,538
   Yorkshire Power Finance
     6.49%                  02/25/08      2,100      2,163,680
                                                   -----------
                                                    26,363,107
                                                   -----------
INDUSTRIAL -- 1.8%
   Dayton Hudson Corp.
     6.75%                  01/01/28      2,100      2,136,457
   ERAC USA Finance Co.
     6.95%                  03/01/04        450        464,345
   Mckesson Corp.
     6.30%                  03/01/05      1,000      1,028,902
   Panamerican Beverages
     7.25%                  07/01/09      1,300      1,193,703
   Raytheon Co.
     5.95%                  03/15/01      1,250      1,271,166
   RJR Nabisco, Inc.
     8.75%                  04/15/04      1,025      1,064,266
     6.85%                  06/15/05        600        597,754
     7.05%                  07/15/07        555        552,482
   Security Capital Group
     6.95%                  06/15/05      2,075      2,088,195
   Time Warner, Inc.
     4.90%                  07/29/99      1,000        994,840
     6.10%                  12/30/01      1,000      1,023,750
   Trans - Canada Pipelines
     6.49%                  01/21/09        592        619,270
                                                   -----------
                                                    13,035,130
                                                   -----------
TELECOMMUNICATIONS -- 1.2%
   BellSouth Telecommunications, Inc.
     7.00%                  12/01/95      1,200      1,340,499
   U.S. West Capital Funding, Inc.
     6.87%                  07/15/28      2,650      2,861,553
   Worldcom, Inc.
     7.75%                  04/01/27      1,545      1,813,585
     6.95%                  08/15/28      2,345      2,462,584
                                                   -----------
                                                     8,478,221
                                                   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         BALANCED PORTFOLIO (CONCLUDED)

                                          PAR
AS OF SEPTEMBER 30, 1998    MATURITY     (000)        VALUE
                            --------    -------    -----------
CORPORATE BONDS (CONTINUED)
UTILITY -- 0.4%
   Israel Electric Corp. Ltd.
     7.87%                  12/15/26     $  850   $    836,704
   Mobile Energy Services, L.L.C.
     8.67%                  01/01/17        688        171,976
   Pennsylvania Power & Light Co.
     9.37%                  07/01/21      1,500      1,657,500
                                                  ------------
                                                     2,666,180
                                                  ------------
YANKEE -- 0.5%
   Empresa Electrica Pehuenche
     7.30%                  05/01/03      1,670      1,498,200
   Landeskreditbank Baden-Wuerttemberg
     7.62%                  02/01/23      1,500      1,756,216
                                                  ------------
                                                     3,254,416
                                                  ------------
TOTAL CORPORATE BONDS
  (Cost $52,985,803)                                53,797,054
                                                  ------------
TAXABLE MUNICIPAL BONDS -- 0.9%
   Los Angeles County Taxable
     Pension Obligation
     8.62%                  06/30/06      2,950      3,554,750
     6.97%                  06/30/08      1,000      1,113,750
   New Jersey Economic
     Development Authority
     7.56%                  02/15/16      2,425        863,082
     7.59%                  02/15/17        850        284,538
     7.65%                  02/15/20        895        250,546
     7.62%                  02/15/21        630        166,887
     7.62%                  02/15/22        895        223,401
     7.63%                  02/15/23        340         79,971
                                                  ------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $5,519,615)                                  6,536,925
                                                  ------------
SHORT TERM INVESTMENTS -- 6.4%
   Federal Home Loan Mortgage Corp.
     Discount Notes
     5.38%                  10/01/98     38,005     38,005,000
   Galileo Money Market Fund              7,689      7,689,052
                                                  ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $45,694,052)                                45,694,052
                                                  ------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $535,922,551*)                            $712,170,115
                                                  ============
----------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                 $189,289,353
    Gross unrealized depreciation                  (13,041,789)
                                                  ------------
                                                  $176,247,564
                                                  ============
**   Non-income producing security.
*** Principal amount of securities pledged as collateral is $1,780,000 on 91 net long U.S. Treasury Bond futures contracts 101 net short U.S. Treasury Note futures contracts expiring December 1998. The value of such contracts on September 30, 1998 was $23,625,797, thereby resulting in an unrealized gain on $383,648.
**** Rates shown are the rates as of September 30, 1998.
#    Total or partial securities on loan.


                        --------------------------------
                            INVESTMENT ABBREVIATIONS
                          CPI      Consumer Price Index
                          IO       Interest Only
                          PO       Principal Only
                        --------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                               BALANCED PORTFOLIO

SEPTEMBER 30, 1998
ASSETS
   Investments at value (Cost $535,922,551) ......................................................................     $712,170,115
   Collateral received for securities loaned .....................................................................       67,795,435
   Dividends receivable ..........................................................................................          639,801
   Interest receivable ...........................................................................................        2,262,995
   Investments sold receivable ...................................................................................       36,834,216
   Capital shares sold receivable ................................................................................          852,555
   Futures margin receivable .....................................................................................           65,415
   Prepaid expenses ..............................................................................................            1,600
                                                                                                                       ------------
          TOTAL ASSETS ...........................................................................................      820,622,132
                                                                                                                       ------------

LIABILITIES
   Payable upon return of securities loaned ......................................................................       67,795,435
   Investments purchased payable .................................................................................       53,374,853
   Capital shares redeemed payable ...............................................................................        3,317,296
   Accrued expenses payable ......................................................................................          880,905
   Deferred dollar roll income ...................................................................................              308
                                                                                                                       ------------
          TOTAL LIABILITIES ......................................................................................      125,368,797
                                                                                                                       ------------

NET ASSETS .......................................................................................................     $695,253,335
                                                                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER INSTITUTIONAL SHARE ($374,899,685 (DIVIDE) 20,425,648) ....................................................           $18.35
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SERVICE SHARE ($176,556,772 (DIVIDE) 9,627,158) ...........................................................           $18.34
                                                                                                                             ======
NET ASSET VALUE  AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($96,795,124 (DIVIDE) 5,280,298) .........................................................           $18.33
                                                                                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($18.33 (DIVIDE) 0.955) .......................................................................................           $19.19
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($46,302,748 (DIVIDE) 2,540,726) .........................................................           $18.22
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($699,006 (DIVIDE) 38,355) ...............................................................           $18.22
                                                                                                                             ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                 BLACKROCK FUNDS

                            STATEMENTS OF OPERATIONS

                                           LARGE CAP     LARGE CAP      MID-CAP       MID-CAP
                                             VALUE        GROWTH         VALUE        GROWTH       SMALL CAP      SMALL CAP
                                            EQUITY        EQUITY        EQUITY        EQUITY      VALUE EQUITY  GROWTH EQUITY
FOR THE PERIOD ENDED SEPTEMBER 30, 1998    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                         -------------  -----------  ------------  ------------  -------------  -------------
Investment income:
   Interest ............................ $   2,157,492  $ 1,481,067  $    546,825  $  1,375,304  $   1,602,235  $   7,883,879
   Dividends ...........................    42,111,914    8,802,976     3,702,684       225,194      8,714,579        194,438
   Net investment income from master ...            --           --            --            --             --             --
   Foreign taxes withheld ..............            --           --            --            --             --             --
                                         -------------  -----------  ------------  ------------  -------------  -------------
        Total investment income ........    44,269,406   10,284,043     4,249,509     1,600,498     10,316,814      8,078,317
                                         -------------  -----------  ------------  ------------  -------------  -------------
Expenses:
   Investment advisory fee .............    10,153,561    5,402,585     1,672,977     1,671,089      3,445,768      5,972,883
   Administration fee ..................     3,993,529    2,161,776       480,981       480,438      1,414,554      2,378,749
   Custodian fee .......................       287,263      162,921        52,688        62,354        116,250        223,253
   Transfer agent fee ..................       733,619      369,887        78,139        79,432        246,139        457,634
   Shareholder servicing fees ..........     1,166,026      552,857        82,334        75,503        353,344        620,443
   Shareholder processing fees .........     1,083,553      511,184        72,810        68,209        291,382        505,892
   Distribution fees ...................       229,170       87,354        44,038        29,117        178,285        431,985
   Legal and audit .....................       113,576       68,750        18,954        11,686         41,064         63,866
   Printing ............................       210,949      104,467        25,838        28,643         56,662        103,697
   Registration fees and expenses ......       550,834      241,501       165,397       151,930        167,780        391,142
   Organization ........................            --           --            --            --             --         11,506
   Trustees' fees and officer's
     salary ............................        25,105       13,761         8,834         8,227          9,085         13,019
   Other ...............................       206,799       56,510        11,096        17,313         37,292         60,553
                                         -------------  -----------  ------------  ------------  -------------  -------------
                                            18,753,984    9,733,553     2,714,086     2,683,941      6,357,605     11,234,622
                                         -------------  -----------  ------------  ------------  -------------  -------------
   Less fees voluntarily waived ........      (121,850)      (2,560)     (124,270)     (129,697)       (32,828)        (2,310)
                                         -------------  -----------  ------------  ------------  -------------  -------------
        Total operating expenses .......    18,632,134    9,730,993     2,589,816     2,554,244      6,324,777     11,232,312
                                         -------------  -----------  ------------  ------------  -------------  -------------
   Interest expense ....................            --           --            --            --             --             --
                                         -------------  -----------  ------------  ------------  -------------  -------------
        Total expenses .................    18,632,134    9,730,993     2,589,816     2,554,244      6,324,777     11,232,312
                                         -------------  -----------  ------------  ------------  -------------  -------------
   Net investment income (loss) ........    25,637,272      553,050     1,659,693      (953,746)     3,992,037     (3,153,995)
                                         -------------  -----------  ------------  ------------  -------------  -------------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions ...........   192,099,260   72,920,143    (4,969,292)   (1,730,835)    48,844,677     (4,740,987)
     Futures contracts .................            --      408,263            --       152,921             --     (2,487,986)
     Foreign currency related
        transactions and forward
        foreign currency contracts .....            --           --            --            --             --             --
                                         -------------  -----------  ------------  ------------  -------------  -------------
                                           192,099,260   73,328,406    (4,969,292)   (1,577,914)    48,844,677     (7,228,973)
                                         -------------  -----------  ------------  ------------  -------------  -------------
Change in unrealized appreciation
  (depreciation) from:
     Investments .......................  (446,969,393)  (7,132,694)  (47,088,039)  (24,839,876)  (220,300,060)  (348,173,763)
     Futures contracts .................            --     (362,953)           --      (880,474)            --     (3,805,000)
     Foreign currency related
        transactions and forward
        foreign currency contracts .....            --           --            --            --             --             --
                                         -------------  -----------  ------------  ------------  -------------  -------------
                                          (446,969,393)  (7,495,647)  (47,088,039)  (25,720,350)  (220,300,060)  (351,978,763)
                                         -------------  -----------  ------------  ------------  -------------  -------------
   Net gain (loss) on investments and
     foreign currency transactions .....  (254,870,133)  65,832,759   (52,057,331)  (27,298,264)  (171,455,383)  (359,207,736)
                                         -------------  -----------  ------------  ------------  -------------  -------------
   Net increase (decrease) in assets
     resulting from operations ......... $(229,232,861) $66,385,809  $(50,397,638) $(28,252,010) $(167,463,346) $(362,361,731)
                                         =============  ===========  ============  ============  =============  =============

                                                                     INTERNATIONAL  INTERNATIONAL
                                            MICRO-CAP  INTERNATIONAL    SMALL CAP      EMERGING        SELECT
                                             EQUITY        EQUITY        EQUITY         MARKETS        EQUITY
FOR THE PERIOD ENDED SEPTEMBER 30, 1998     PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                          ------------ -------------  ------------  -------------  -------------
Investment income:
   Interest ............................  $    60,762   $   1,134,040 $    74,946   $     306,706  $   1,628,819
   Dividends ...........................          633      19,461,235     338,970       3,575,830     19,135,788
   Net investment income from master ...           --              --          --              --             --
   Foreign taxes withheld ..............           --      (1,456,154)    (23,707)        (71,845)            --
                                          -----------   ------------- -----------   -------------  -------------
        Total investment income ........       61,395      19,139,121     390,209       3,810,691     20,764,607
                                          -----------   ------------- -----------   -------------  -------------
Expenses:
   Investment advisory fee .............       60,566       7,090,811     198,000       1,743,466      6,234,740
   Administration fee ..................       12,636       2,073,036      45,540         336,405      2,477,773
   Custodian fee .......................        7,823         581,070      26,780         356,726        173,152
   Transfer agent fee ..................        5,338         340,577      13,091          58,362        414,989
   Shareholder servicing fees ..........       12,321         407,667       7,886          87,256        530,936
   Shareholder processing fees .........        7,408         375,482       4,949          82,846        469,251
   Distribution fees ...................       21,222          52,740      15,854          13,416        250,493
   Legal and audit .....................       65,707         192,767      69,495          10,601         54,439
   Printing ............................          131          76,997       7,139          19,994         99,641
   Registration fees and expenses ......       13,660         228,867      58,064          41,581        494,437
   Organization ........................           --              --          --          14,914          3,209
   Trustees' fees and officer's
     salary ............................           24          11,879       3,330           5,865         11,821
   Other ...............................          138          33,240      10,301          17,041         43,598
                                          -----------   ------------- -----------   -------------  -------------
                                              206,974      11,465,133     460,429       2,788,473     11,258,479
                                          -----------   ------------- -----------   -------------  -------------
   Less fees voluntarily waived ........      (86,406)       (485,945)   (168,736)       (146,105)        (7,036)
                                          -----------   ------------- -----------   -------------  -------------
        Total operating expenses .......      120,568      10,979,188     291,693       2,642,368     11,251,443
                                          -----------   ------------- -----------   -------------  -------------
   Interest expense ....................           --              --          --              --             --
                                          -----------   ------------- -----------   -------------  -------------
        Total expenses .................      120,568      10,979,188     291,693       2,642,368     11,251,443
                                          -----------   ------------- -----------   -------------  -------------
   Net investment income (loss) ........      (59,173)      8,159,933      98,516       1,168,323      9,513,164
                                          -----------   ------------- -----------   -------------  -------------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions ...........   (2,808,502)     73,671,401   2,195,280     (22,657,543)    48,885,738
     Futures contracts .................           --              --          --              --      1,496,929
     Foreign currency related
        transactions and forward
        foreign currency contracts .....           --      (2,001,457)   (119,572)       (583,279)            --
                                          -----------   ------------- -----------   -------------  -------------
                                           (2,808,502)     71,669,944   2,075,708     (23,240,822)    50,382,667
                                          -----------   ------------- -----------   -------------  -------------
Change in unrealized appreciation
  (depreciation) from:
     Investments .......................      350,886    (247,367,470) (3,349,604)    (80,520,082)  (125,445,009)
     Futures contracts .................           --              --          --              --        (56,309)
     Foreign currency related
        transactions and forward
        foreign currency contracts .....           --      13,837,898      97,649          65,860             --
                                          -----------   ------------- -----------   -------------  -------------
                                              350,886    (233,529,572) (3,251,955)    (80,454,222)  (125,501,318)
                                          -----------   ------------- -----------   -------------  -------------
   Net gain (loss) on investments and
     foreign currency transactions .....   (2,457,616)   (161,859,628) (1,176,247)   (103,695,044)   (75,118,651)
                                          -----------   ------------- -----------   -------------  -------------
   Net increase (decrease) in assets
     resulting from operations .........  $(2,516,789)  $(153,699,695)$(1,077,731)  $(102,526,721) $ (65,605,487)
                                          ===========   ============= ===========   =============  =============

                                             INDEX
                                             EQUITY      BALANCED
FOR THE PERIOD ENDED SEPTEMBER 30, 1998    PORTFOLIO    PORTFOLIO
                                          -----------  -----------
Investment income:
   Interest ............................  $        --  $11,580,436
   Dividends ...........................           --    4,994,564
   Net investment income from master ...    9,844,627           --
   Foreign taxes withheld ..............           --           --
                                          -----------  -----------
        Total investment income ........    9,844,627   16,575,000
                                          -----------  -----------
Expenses:
   Investment advisory fee .............           --    2,674,965
   Administration fee ..................    1,466,563    1,102,215
   Custodian fee .......................           --       97,765
   Transfer agent fee ..................      321,366      220,655
   Shareholder servicing fees ..........      737,703      611,323
   Shareholder processing fees .........      587,206      482,199
   Distribution fees ...................      853,764      268,649
   Legal and audit .....................       27,170       26,766
   Printing ............................       37,868       42,533
   Registration fees and expenses ......       55,368      191,734
   Organization ........................           --           --
   Trustees' fees and officer's
     salary ............................        7,172        7,841
   Other ...............................       40,723       42,678
                                          -----------  -----------
                                            4,134,903    5,769,323
                                          -----------  -----------
   Less fees voluntarily waived ........   (1,098,153)      (8,915)
                                          -----------  -----------
        Total operating expenses .......    3,036,750    5,760,408
                                          -----------  -----------
   Interest expense ....................           --        2,847
                                          -----------  -----------
        Total expenses .................    3,036,750    5,763,255
                                          -----------  -----------
   Net investment income (loss) ........    6,807,877   10,811,745
                                          -----------  -----------
Realized and unrealized gain (loss) on
   investments and foreign currency
   transactions:
   Net realized gain (loss) from:
     Investment transactions ...........     (922,089)  18,135,857
     Futures contracts .................           --    1,941,393
     Foreign currency related
        transactions and forward
        foreign currency contracts .....           --           --
                                          -----------  -----------
                                             (922,089)  20,077,250
                                          -----------  -----------
Change in unrealized appreciation
  (depreciation) from:
     Investments .......................   15,954,093   (4,363,140)
     Futures contracts .................           --      178,633
     Foreign currency related
        transactions and forward
        foreign currency contracts .....           --           --
                                          -----------  -----------
                                           15,954,093   (4,184,507)
                                          -----------  -----------
   Net gain (loss) on investments and
     foreign currency transactions .....   15,032,004   15,892,743
                                          -----------  -----------
   Net increase (decrease) in assets
     resulting from operations .........  $21,839,881  $26,704,488
                                          ===========  ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

56-57

                                 BLACKROCK FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                   LARGE CAP                       LARGE CAP                   MID-CAP VALUE
                                            VALUE EQUITY PORTFOLIO          GROWTH EQUITY PORTFOLIO          EQUITY PORTFOLIO
                                       -------------------------------  -----------------------------   ---------------------------
                                                                                                                      FOR THE PERIOD
                                           FOR THE          FOR THE         FOR THE         FOR THE        FOR THE      12/27/96 1
                                         YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED       THROUGH
                                           9/30/98          9/30/97         9/30/98         9/30/97        9/30/98        9/30/97
                                       --------------   --------------  --------------   ------------   ------------   ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (deficit) .. $   25,637,272   $   23,066,335  $      553,050   $  3,014,249   $  1,659,693   $    797,116
    Net gain (loss) on investments
      and foreign currency related
      transactions ...................   (254,870,133)     388,585,459     65,832,759     205,451,812    (52,057,331)    23,019,242
                                       --------------   --------------  --------------   ------------   ------------   ------------
    Net increase (decrease) in net
      assets resulting from
      operations .....................   (229,232,861)     411,651,794      66,385,809    208,466,061    (50,397,638)    23,816,358
                                       --------------   --------------  --------------   ------------   ------------   ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares .............    (18,530,517)     (13,758,751)       (492,332)    (3,233,374)    (1,414,807)      (671,220)
    Service Shares ...................     (6,348,629)      (8,690,512)             --       (551,885)      (189,171)      (102,519)
    Investor A Shares ................       (510,254)        (566,730)             --        (28,989)       (12,658)        (7,342)
    Investor B Shares ................        (72,123)        (100,630)             --             --             --         (2,026)
    Investor C Shares ................         (6,367)          (6,938)             --             --             --            (36)
                                       --------------   --------------  --------------   ------------   ------------   ------------
    Total distribution from net
      investment income ..............    (25,467,890)     (23,123,561)       (492,332)    (3,814,248)    (1,616,636)      (783,143)
                                       --------------   --------------  --------------   ------------   ------------   ------------
  Capital:
    Institutional Shares .............             --               --              --             --             --             --
    Service Shares ...................             --               --              --             --             --             --
    Investor A Shares ................             --               --              --             --             --             --
    Investor B Shares ................             --               --              --             --             --             --
    Investor C Shares ................             --               --              --             --             --             --
                                       --------------   --------------  --------------   ------------   ------------   ------------
    Total distributions from net
      capital gains ..................             --               --              --             --             --             --
                                       --------------   --------------  --------------   ------------   ------------   ------------
  Net realized gains:
    Institutional Shares .............    (93,723,477)    (118,697,319)    (65,760,356)   (23,813,741)    (3,170,990)            --
    Service Shares ...................    (76,020,941)     (74,902,263)    (36,048,878)    (9,521,137)      (873,004)            --
    Investor A Shares ................     (6,087,188)      (4,450,693)     (3,610,796)      (845,179)       (77,103)            --
    Investor B Shares ................     (2,790,824)        (686,113)     (1,161,883)      (142,913)      (106,596)            --
    Investor C Shares ................       (189,032)         (37,282)        (23,904)            --           (687)            --
                                       --------------   --------------  --------------   ------------   ------------   ------------
    Total distributions from net
      realized gains .................   (178,811,462)    (198,773,670)   (106,605,817)   (34,322,970)    (4,228,380)            --
                                       --------------   --------------  --------------   ------------   ------------   ------------
    Total distributions to
      shareholders ...................   (204,279,352)    (221,897,231)   (107,098,149)   (38,137,218)    (5,845,016)      (783,143)
                                       --------------   --------------  --------------   ------------   ------------   ------------
Capital share transactions ...........  1,338,827,954         (682,854)    421,476,131    (82,504,921)   166,482,367    111,856,947
                                       --------------   --------------  --------------   ------------   ------------   ------------
    Total increase in net assets .....    905,315,741      189,071,709     380,763,791     87,823,922    110,239,713    134,890,162

Net assets:
    Beginning of period ..............  1,406,925,659    1,217,853,950     778,960,667    691,136,745    134,890,162             --
                                       --------------   --------------  --------------   ------------   ------------   ------------
    End of period .................... $2,312,241,400   $1,406,925,659  $1,159,724,458   $778,960,667   $245,129,875   $134,890,162
                                       ==============   ==============  ==============   ============   ============   ============

                                                 MID-CAP GROWTH                  SMALL CAP                     SMALL CAP
                                                EQUITY PORTFOLIO          VALUE EQUITY PORTFOLIO        GROWTH EQUITY PORTFOLIO
                                          ---------------------------   --------------------------  -----------------------------
                                                        FOR THE PERIOD
                                             FOR THE      12/27/96 1       FOR THE       FOR THE        FOR THE         FOR THE
                                           YEAR ENDED       THROUGH      YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                             9/30/98        9/30/97        9/30/98       9/30/97        9/30/98         9/30/97
                                          ------------   ------------   ------------  ------------  --------------   ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (deficit) ..    $   (953,746)  $   (155,369)  $  3,992,037   $ 3,584,345  $   (3,153,995)  $   (908,194)
    Net gain (loss) on investments
      and foreign currency related
      transactions ...................     (27,298,264)    23,174,837   (171,455,383)   144,987,366   (359,207,736)   131,995,135
                                          ------------   ------------   ------------  ------------  --------------   ------------
    Net increase (decrease) in net
      assets resulting from
      operations .....................     (28,252,010)    23,019,468   (167,463,346)  148,571,711    (362,361,731)   131,086,941
                                          ------------   ------------   ------------  ------------  --------------   ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares .............              --             --     (3,336,413)   (2,644,746)             --       (433,573)
    Service Shares ...................              --             --       (527,494)     (734,773)             --             --
    Investor A Shares ................              --             --       (121,897)     (176,487)             --             --
    Investor B Shares ................              --             --             --       (10,398)             --             --
    Investor C Shares ................              --             --             --          (762)             --             --
                                          ------------   ------------   ------------  ------------  --------------   ------------
    Total distribution from net
      investment income ..............              --             --     (3,985,804)   (3,567,166)             --       (433,573)
                                          ------------   ------------   ------------  ------------  --------------   ------------
  Capital:
    Institutional Shares .............        (140,856)            --             --            --      (1,106,034)            --
    Service Shares ...................         (18,337)            --             --            --        (155,368)            --
    Investor A Shares ................          (2,632)            --             --            --         (53,299)            --
    Investor B Shares ................          (2,660)            --             --            --         (43,559)            --
    Investor C Shares ................            (150)            --             --            --         (13,504)            --
                                          ------------   ------------   ------------  ------------  --------------   ------------
    Total distributions from net
      capital gains ..................        (164,635)            --             --            --      (1,371,764)            --
                                          ------------   ------------   ------------  ------------  --------------   ------------
  Net realized gains:
    Institutional Shares .............        (822,665)            --    (33,889,486)  (29,222,142)    (23,804,910)   (21,197,629)
    Service Shares ...................        (245,537)            --    (12,976,187)  (10,944,596)    (11,303,533)   (10,929,423)
    Investor A Shares ................         (23,701)            --     (3,650,541)   (3,377,127)     (2,931,890)    (2,203,319)
    Investor B Shares ................         (24,423)            --     (1,336,440)     (336,403)     (2,132,407)      (608,317)
    Investor C Shares ................            (624)            --       (318,538)         (416)       (731,934)       (61,208)
                                          ------------   ------------   ------------  ------------  --------------   ------------
    Total distributions from net
      realized gains .................      (1,116,950)            --    (52,171,192)  (43,880,684)    (40,904,674)   (34,999,896)
                                          ------------   ------------   ------------  ------------  --------------   ------------
    Total distributions to
      shareholders ...................      (1,281,585)            --    (56,156,996)  (47,447,850)    (42,276,438)   (35,433,469)
                                          ------------   ------------   ------------  ------------  --------------   ------------
Capital share transactions ...........     151,328,193    113,098,231    409,911,079    55,575,869     834,426,119    243,771,372
                                          ------------   ------------   ------------  ------------  --------------   ------------
    Total increase in net assets .....     121,794,598    136,117,699    186,290,737   156,699,730     429,787,950    339,424,844

Net assets:
    Beginning of period ..............     136,117,699             --    479,470,704   322,770,974     832,692,321    493,267,477
                                          ------------   ------------   ------------  ------------  --------------   ------------
    End of period ....................    $257,912,297   $136,117,699   $665,761,441  $479,470,704  $1,262,480,271   $832,692,321
                                          ============   ============   ============  ============  ==============   ============

                                            MICRO-CAP          INTERNATIONAL
                                        EQUITY PORTFOLIO     EQUITY PORTFOLIO
                                        ----------------  ------------------------
                                         FOR THE PERIOD
                                            5/01/98 1       FOR THE      FOR THE
                                             THROUGH      YEAR ENDED    YEAR ENDED
                                             9/30/98        9/30/98      9/30/97
                                         ---------------  ----------  ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income (deficit) ..  $   (59,173) $    8,159,933   $  5,191,778
    Net gain (loss) on investments
      and foreign currency related
      transactions ...................   (2,457,616)   (161,859,628)    83,115,155
                                        -----------  --------------   ------------
    Net increase (decrease) in net
      assets resulting from
      operations .....................   (2,516,789)   (153,699,695)    88,306,933
                                        -----------  --------------   ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares .............           --      (5,917,557)    (8,151,028)
    Service Shares ...................           --      (2,234,158)    (2,965,174)
    Investor A Shares ................           --        (196,004)      (336,258)
    Investor B Shares ................           --         (32,932)       (41,787)
    Investor C Shares ................           --          (1,193)           (32)
                                        -----------  --------------   ------------
    Total distribution from net
      investment income ..............           --      (8,381,844)   (11,494,279)
                                        -----------  --------------   ------------
  Capital:
    Institutional Shares .............           --              --             --
    Service Shares ...................           --              --             --
    Investor A Shares ................           --              --             --
    Investor B Shares ................           --              --             --
    Investor C Shares ................           --              --             --
                                        -----------  --------------   ------------
    Total distributions from net
      capital gains ..................           --              --             --
                                        -----------  --------------   ------------
  Net realized gains:
    Institutional Shares .............           --      (5,880,920)   (11,783,420)
    Service Shares ...................           --      (2,710,758)    (4,941,534)
    Investor A Shares ................           --        (359,503)      (620,819)
    Investor B Shares ................           --         (85,549)       (90,494)
    Investor C Shares ................           --          (2,122)            --
                                        -----------  --------------   ------------
    Total distributions from net
      realized gains .................           --      (9,038,852)   (17,436,267)
                                        -----------  --------------   ------------
    Total distributions to
      shareholders ...................           --     (17,420,696)   (28,930,546)
                                        -----------  --------------   ------------
Capital share transactions ...........   20,356,330     698,804,127     29,594,684
                                        -----------  --------------   ------------
    Total increase in net assets .....   17,839,541     527,683,736     88,971,071

Net assets:
    Beginning of period ..............           --     661,413,823    572,442,752
                                        -----------  --------------   ------------
    End of period ....................  $17,839,541  $1,189,097,559   $661,413,823
                                        ===========  ==============   ============

------------
1 Commencement of operations.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

58 & 59

                                 BLACKROCK FUNDS

                                                 INTERNATIONAL                  INTERNATIONAL
                                                   SMALL CAP                  EMERGING MARKETS                    SELECT
                                               EQUITY PORTFOLIO                   PORTFOLIO                  EQUITY PORTFOLIO
                                          ---------------------------  ----------------------------  -----------------------------
                                                       FOR THE PERIOD
                                            FOR THE       9/26/97 1        FOR THE        FOR THE        FOR THE         FOR THE
                                          YEAR ENDED       THROUGH       YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                            9/30/98        9/30/97         9/30/98        9/30/97        9/30/98         9/30/97
                                          -----------   -----------    -------------   ------------  --------------   ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................$    98,516   $     2,584    $   1,168,323   $    379,075  $    9,513,164   $  5,552,094
    Net gain (loss) on investments and
      foreign currency related
      transactions ....................... (1,176,247)      (94,412)    (103,695,044)    12,712,170     (75,118,651)   165,812,482
                                          -----------   -----------    -------------   ------------  --------------   ------------
    Net increase (decrease) in net assets
      resulting from operations .......... (1,077,731)      (91,828)    (102,526,721)    13,091,245     (65,605,487)   171,364,576
                                          -----------   -----------    -------------   ------------  --------------   ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares .................    (81,520)           --               --       (474,769)     (7,923,238)    (4,137,153)
    Service Shares .......................     (1,514)           --               --       (179,460)     (1,345,132)    (1,370,431)
    Investor A Shares ....................     (2,465)           --               --        (12,546)       (126,292)       (96,476)
    Investor B Shares ....................     (2,821)           --               --             --             120        (14,738)
    Investor C Shares ....................       (560)           --               --             --              --           (111)
                                          -----------   -----------    -------------   ------------  --------------   ------------
    Total distributions from net
      investment income ..................    (88,880)           --               --       (666,775)     (9,394,542)    (5,618,909)
                                          -----------   -----------    -------------   ------------  --------------   ------------
  Net realized gains:
    Institutional Shares .................         --            --       (1,735,707)            --     (26,245,020)   (24,271,695)
    Service Shares .......................         --            --         (980,791)            --     (11,088,452)   (10,159,155)
    Investor A Shares ....................         --            --          (62,362)            --      (1,142,824)      (598,242)
    Investor B Shares ....................         --            --          (27,732)            --      (1,237,130)      (140,029)
    Investor C Shares ....................         --            --           (1,309)            --         (25,714)          (383)
                                          -----------   -----------    -------------   ------------  --------------   ------------
    Total distributions from net
      realized gains .....................         --            --       (2,807,901)            --     (39,739,140)   (35,169,504)
                                          -----------   -----------    -------------   ------------  --------------   ------------
    Total distributions to shareholders ..    (88,880)           --       (2,807,901)      (666,775)    (49,133,682)   (40,788,413)
                                          -----------   -----------    -------------   ------------  --------------   ------------
Capital share transactions ...............  3,766,352    16,725,691        9,594,481     66,260,603   1,090,529,491     65,514,355
                                          -----------   -----------    -------------   ------------  --------------   ------------
    Total increase (decrease) in
      net assets .........................  2,599,741    16,633,863      (95,740,141)    78,685,073     975,790,322    196,090,518

Net assets:
    Beginning of period .................. 16,633,863            --      188,548,502    109,863,429     591,775,729    395,685,211
                                          -----------   -----------    -------------   ------------  --------------   ------------
    End of period ........................$19,233,604   $16,633,863    $  92,808,361   $188,548,502  $1,567,566,051   $591,775,729
                                          ===========   ===========    =============   ============  ==============   ============

                                                      INDEX
                                                EQUITY PORTFOLIO           BALANCED PORTFOLIO
                                          --------------------------  ---------------------------

                                             FOR THE       FOR THE       FOR THE        FOR THE
                                           YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                             9/30/98       9/30/97       9/30/98        9/30/97
                                          ------------  ------------  ------------   ------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ................$  6,807,877  $  4,982,227  $ 10,811,745   $  7,571,920
    Net gain (loss) on investments and
      foreign currency related
      transactions .......................  15,032,004   107,651,902    15,892,743     62,801,064
                                          ------------  ------------  ------------   ------------
    Net increase (decrease) in net assets
      resulting from operations ..........  21,839,881   112,634,129    26,704,488     70,372,984
                                          ------------  ------------  ------------   ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Shares .................  (3,530,357)   (2,473,762)   (4,562,657)      (972,993)
    Service Shares .......................  (2,427,368)   (1,969,191)   (3,867,304)    (4,320,625)
    Investor A Shares ....................    (327,932)     (256,444)   (1,800,766)    (2,073,865)
    Investor B Shares ....................    (159,040)     (100,050)     (455,298)      (283,194)
    Investor C Shares ....................    (101,654)      (53,663)       (4,734)          (622)
                                          ------------  ------------  ------------   ------------
    Total distributions from net
      investment income ..................  (6,546,351)   (4,853,110)  (10,690,759)    (7,651,299)
                                          ------------  ------------  ------------   ------------
  Net realized gains:
    Institutional Shares .................    (350,642)   (6,172,085)   (2,175,645)    (1,274,430)
    Service Shares .......................    (412,780)   (5,024,090)  (12,131,307)    (4,988,172)
    Investor A Shares ....................     (61,777)     (620,161)   (5,953,904)    (2,456,117)
    Investor B Shares ....................     (85,726)     (141,880)   (1,760,468)      (283,940)
    Investor C Shares ....................     (45,394)      (20,100)       (7,177)            --
                                          ------------  ------------  ------------   ------------
    Total distributions from net
      realized gains .....................    (956,319)  (11,978,316)  (22,028,501)    (9,002,659)
                                          ------------  ------------  ------------   ------------
    Total distributions to shareholders ..  (7,502,670)  (16,831,426)  (32,719,260)   (16,653,958)
                                          ------------  ------------  ------------   ------------
Capital share transactions ............... 355,034,744   109,931,345   382,617,238     14,011,868
                                          ------------  ------------  ------------   ------------
    Total increase (decrease) in
      net assets ......................... 369,371,955   205,734,048   376,602,466     67,730,894

Net assets:
    Beginning of period .................. 451,978,051   246,244,003   318,650,869    250,919,975
                                          ------------  ------------  ------------   ------------
    End of period ........................$821,350,006  $451,978,051  $695,253,335   $318,650,869
                                          ============  ============  ============   ============

----------
1 Commencement of operations.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

60 & 61

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                              NET                     NET GAIN                                    DISTRIBUTIONS   NET
                             ASSET                    (LOSS) ON      DISTRIBUTIONS                  FROM NET     ASSET
                             VALUE         NET       INVESTMENTS       FROM NET     DISTRIBUTIONS   REALIZED     VALUE
                           BEGINNING   INVESTMENT  (BOTH REALIZED     INVESTMENT        FROM        CAPITAL     END OF      TOTAL
                           OF PERIOD     INCOME    AND UNREALIZED)      INCOME         CAPITAL        GAINS     PERIOD     RETURN
====================================================================================================================================
----------------------
LARGE CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/98                      $17.53      $ 0.22        $(0.58)         $(0.23)         $  --         $(2.25)    $14.69      (2.27)%
9/30/97                       15.35        0.31          4.69           (0.30)            --          (2.52)     17.53      37.66
9/30/96                       13.92        0.35          2.41           (0.36)            --          (0.97)     15.35      21.01
9/30/95                       11.62        0.34          2.54           (0.33)            --          (0.25)     13.92      25.73
9/30/94                       11.68        0.27          0.16           (0.27)            --          (0.22)     11.62       3.76
SERVICE CLASS
9/30/98                      $17.52      $ 0.21        $(0.61)         $(0.18)         $  --         $(2.25)    $14.69      (2.50)%
9/30/97                       15.35        0.24          4.70           (0.25)            --          (2.52)     17.52      37.22
9/30/96                       13.92        0.32          2.40           (0.32)            --          (0.97)     15.35      20.68
9/30/95                       11.62        0.30          2.55           (0.30)            --          (0.25)     13.92      25.40
9/30/94                       11.68        0.25          0.16           (0.25)            --          (0.22)     11.62       3.51
INVESTOR A CLASS
9/30/98                      $17.52      $ 0.17        $(0.60)         $(0.16)         $  --         $(2.25)    $14.68      (2.63)%3
9/30/97                       15.35        0.23          4.69           (0.23)            --          (2.52)     17.52      37.01 3
9/30/96                       13.92        0.28          2.41           (0.29)            --          (0.97)     15.35      20.52 3
9/30/95                       11.62        0.27          2.56           (0.28)            --          (0.25)     13.92      25.22 3
9/30/94                       11.69        0.23          0.15           (0.23)            --          (0.22)     11.62       3.32 3
INVESTOR B CLASS
9/30/98                      $17.44      $ 0.05        $(0.61)         $(0.04)         $  --         $(2.25)    $14.59      (3.45)%4
9/30/97                       15.32        0.14          4.64           (0.14)            --          (2.52)     17.44      36.40 4
1/18/96 1 through 9/30/96     13.56        0.13          1.80           (0.17)            --             --      15.32      14.26 4
INVESTOR C CLASS
9/30/98                      $17.44      $ 0.06        $(0.62)         $(0.04)         $  --         $(2.25)    $14.59      (3.45)%4
9/30/97                       15.32        0.15          4.63           (0.14)            --          (2.52)     17.44      35.99 4
8/16/96 1 through 9/30/96     14.91        0.02          0.45           (0.06)            --             --      15.32       3.16 4
------------------------
LARGE CAP GROWTH EQUITY
------------------------
INSTITUTIONAL CLASS
9/30/98                      $18.92      $ 0.03        $ 1.85          $(0.02)         $  --         $(2.64)    $18.14      11.76%
9/30/97                       14.96        0.09          4.72           (0.11)            --          (0.74)     18.92      33.69
9/30/96                       13.03        0.08          2.29           (0.06)            --          (0.38)     14.96      18.67
9/30/95                       10.19        0.13          2.88           (0.17)            --             --      13.03      29.88
9/30/94                       11.58        0.06         (1.34)          (0.01)            --          (0.10)     10.19     (11.14)
SERVICE CLASS
9/30/98                      $18.93      $(0.03)       $ 1.85          $   --          $  --         $(2.64)    $18.11      11.33%
9/30/97                       14.95        0.04          4.72           (0.04)            --          (0.74)     18.93      33.38
9/30/96                       13.02        0.05          2.28           (0.02)            --          (0.38)     14.95      18.34
9/30/95                       10.18        0.10          2.87           (0.13)            --             --      13.02      29.43
9/30/94                       11.57        0.03         (1.32)             --             --          (0.10)     10.18     (11.20)
INVESTOR A CLASS
9/30/98                      $18.91      $(0.05)       $ 1.84          $   --          $  --         $(2.64)    $18.06      11.16%3
9/30/97                       14.94        0.01          4.72           (0.02)            --          (0.74)     18.91      33.18 3
9/30/96                       13.01        0.02          2.29              --             --          (0.38)     14.94      18.18 3
9/30/95                       10.16        0.08          2.87           (0.10)            --             --      13.01      29.26 3
9/30/94                       11.57        0.02         (1.33)             --             --          (0.10)     10.16     (11.38)3
INVESTOR B CLASS
9/30/98                      $18.69      $(0.15)       $ 1.78          $   --          $  --         $(2.64)    $17.68      10.33%4
9/30/97                       14.86       (0.07)         4.64              --             --          (0.74)     18.69      32.18 4
1/24/96 1 through 9/30/96     13.08       (0.02)         1.80              --             --             --      14.86      13.61 4
INVESTOR C CLASS
9/30/98                      $18.69      $(0.15)       $ 1.78          $   --          $  --         $(2.64)    $17.68      10.33%4
1/24/97 1 through 9/30/97     15.23       (0.03)         3.49              --             --             --      18.69      22.78 4
--------------------
MID-CAP VALUE EQUITY
--------------------
INSTITUTIONAL CLASS
9/30/98                      $12.80      $ 0.10        $(1.81)         $(0.10)         $  --         $(0.36)    $10.63     (13.68)%
12/27/96 1 through 9/30/97    10.00        0.10          2.80           (0.10)            --             --      12.80      29.11
SERVICE CLASS
9/30/98                      $12.79      $ 0.08        $(1.82)         $(0.07)         $  --         $(0.36)    $10.62     (13.94)%
12/27/96 1 through 9/30/97    10.00        0.07          2.80           (0.08)            --             --      12.79      28.81

                                                                                                   RATIO OF NET
                                 NET                      RATIO OF EXPENSES                     INVESTMENT INCOME
                               ASSETS        RATIO OF        TO AVERAGE        RATIO OF NET        TO AVERAGE
                               END OF       EXPENSES TO      NET ASSETS      INVESTMENT INCOME     NET ASSETS       PORTFOLIO
                               PERIOD      AVERAGE NET       (EXCLUDING       TO AVERAGE NET       (EXCLUDING       TURNOVER
                                (000)         ASSETS          WAIVERS)            ASSETS            WAIVERS)          RATE
=============================================================================================================================
----------------------
LARGE CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/98                      $1,841,171        0.83%            0.84%             1.45%              1.44%            33%
9/30/97                         743,405        0.78             0.85              1.94               1.87             37
9/30/96                         731,024        0.75             0.84              2.40               2.32             60
9/30/95                         508,273        0.67             0.81              2.68               2.53             12
9/30/94                         577,996        0.65             0.81              2.44               2.28             11
SERVICE CLASS
9/30/98                      $  387,323        1.13%            1.14%             1.14%              1.13%            33%
9/30/97                         595,189        1.09             1.16              1.62               1.55             37
9/30/96                         457,283        1.05             1.14              2.13               2.04             60
9/30/95                         170,832        0.95             1.09              2.40               2.26             12
9/30/94                         105,035        0.90             1.06              2.24               2.08             11
INVESTOR A CLASS
9/30/98                      $   51,151        1.27%            1.28%             0.99%              0.98%            33%
9/30/97                          47,131        1.26             1.33              1.44               1.37             37
9/30/96                          26,190        1.22             1.31              1.93               1.84             60
9/30/95                          16,910        1.11             1.25              2.24               2.10             12
9/30/94                          10,412        1.05             1.21              2.08               1.92             11
INVESTOR B CLASS
9/30/98                      $   29,450        2.06%            2.07%             0.20%              0.19%            33%
9/30/97                          19,773        2.00             2.07              0.64               0.57             37
1/18/96 1 through 9/30/96         3,152        1.92 2           2.00 2            1.34 2             1.25 2           60
INVESTOR C CLASS
9/30/98                      $    3,146        2.04%            2.05%             0.22%              0.21%            33%
9/30/97                           1,428        2.01             2.08              0.61               0.54             37
8/16/96 1 through 9/30/96           205        1.80 2           1.88 2            1.29 2             1.20 2           60
------------------------
LARGE CAP GROWTH EQUITY
------------------------
INSTITUTIONAL CLASS
9/30/98                      $  922,896        0.86%            0.86%             0.18%              0.18%            54%
9/30/97                         482,851        0.79             0.86              0.54               0.47             81
9/30/96                         481,171        0.75             0.86              0.63               0.51             58
9/30/95                         211,543        0.67             0.85              1.20               1.01             55
9/30/94                          97,834        0.65             0.89              0.62               0.38            212
SERVICE CLASS
9/30/98                      $  187,738        1.16%            1.16%            (0.13)%            (0.13)%           54%
9/30/97                         262,409        1.10             1.17              0.24               0.17             81
9/30/96                         191,023        1.05             1.17              0.31               0.20             58
9/30/95                          76,769        0.95             1.13              0.91               0.73             55
9/30/94                          36,752        0.90             1.14              0.51               0.26            212
INVESTOR A CLASS
9/30/98                      $   33,340        1.33%            1.33%            (0.30)%            (0.30)%           54%
9/30/97                          25,575        1.27             1.34              0.07               0.0 2            81
9/30/96                          16,579        1.22             1.34              0.15               0.04             58
9/30/95                          10,034        1.11             1.29              0.76               0.58             55
9/30/94                           5,049        1.05             1.29              0.29               0.05            212
INVESTOR B CLASS
9/30/98                      $   14,713        2.07%            2.07%            (1.03)%            (1.03)%           54%
9/30/97                           7,919        2.01             2.08             (0.66)             (0.73)            81
1/24/96 1 through 9/30/96         2,364        1.93 2           2.05 2           (0.47)2            (0.58)2           58
INVESTOR C CLASS
9/30/98                      $    1,037        2.06%            2.06%            (1.01)%            (1.01)%           54%
1/24/97 1 through 9/30/97           207        2.02 2           2.09 2           (0.66)2            (0.73)2           81
--------------------
MID-CAP VALUE EQUITY
--------------------
INSTITUTIONAL CLASS
9/30/98                      $  205,634        1.14%            1.20%             0.89%              0.83%            71%
12/27/96 1 through 9/30/97      106,886        1.15 2           1.19 2            1.33 2             1.29 2           36
SERVICE CLASS
9/30/98                      $   28,879        1.44%            1.50%             0.60%              0.54%            71%
12/27/96 1 through 9/30/97       22,757        1.44 2           1.48 2            0.98 2             0.94 2           36


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

62 & 63

                                                  BLACKROCK FUNDS

                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                              NET                     NET GAIN                                    DISTRIBUTIONS   NET
                             ASSET                    (LOSS) ON      DISTRIBUTIONS                  FROM NET     ASSET
                             VALUE         NET       INVESTMENTS       FROM NET     DISTRIBUTIONS   REALIZED     VALUE
                           BEGINNING   INVESTMENT  (BOTH REALIZED     INVESTMENT        FROM        CAPITAL     END OF      TOTAL
                           OF PERIOD     INCOME    AND UNREALIZED)      INCOME         CAPITAL        GAINS     PERIOD     RETURN
====================================================================================================================================
INVESTOR A CLASS
9/30/98                      $12.77      $ 0.05        $(1.81)         $(0.04)         $  --         $(0.36)    $10.61     (14.06)%3
12/27/96 1 through 9/30/97    10.00        0.07          2.78           (0.08)            --             --      12.77      28.51 3
INVESTOR B CLASS
9/30/98                      $12.78      $(0.03)       $(1.81)         $   --          $  --         $(0.36)    $10.58     (14.66)%4
12/27/96 1 through 9/30/97    10.00        0.03          2.79           (0.04)            --             --      12.78      28.23 4
INVESTOR C CLASS
9/30/98                      $12.78      $(0.02)       $(1.82)         $   --          $  --         $(0.36)    $10.58     (14.66)%4
12/27/96 1 through 9/30/97    10.00        0.02          2.80           (0.04)            --             --      12.78      28.23 4
---------------------
MID-CAP GROWTH EQUITY
---------------------
INSTITUTIONAL CLASS
9/30/98                      $12.20      $(0.02)       $(0.96)         $   --         $(0.01)        $(0.09)    $11.12      (8.05)%
12/27/96 1 through 9/30/97    10.00       (0.01)         2.21              --             --             --      12.20      22.00
SERVICE CLASS
9/30/98                      $12.17      $(0.09)       $(0.92)         $   --         $(0.01)        $(0.09)    $11.06      (8.32)%
12/27/96 1 through 9/30/97    10.00       (0.03)         2.20              --             --             --      12.17      21.70
INVESTOR A CLASS
9/30/98                      $12.14      $(0.07)       $(0.95)         $   --         $(0.01)        $(0.09)    $11.02      (8.42)%3
12/27/96 1 through 9/30/97    10.00       (0.03)         2.17              --             --             --      12.14      21.40 3
INVESTOR B CLASS
9/30/98                      $12.11      $(0.14)       $(0.97)         $   --         $(0.01)        $(0.09)     10.90      (9.19)%4
12/27/96 1 through 9/30/97    10.00       (0.05)         2.16              --             --             --      12.11      21.10 4
INVESTOR C CLASS
9/30/98                      $12.11      $(0.14)       $(0.97)         $   --         $(0.01)        $(0.09)    $10.90      (9.19)%4
12/27/96 1 through 9/30/97    10.00       (0.07)         2.18              --             --             --      12.11      21.10 4
----------------------
SMALL CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/98                      $20.20      $ 0.13        $(3.19)         $(0.13)         $  --         $(2.12)    $14.89     (17.03)%
9/30/97                       15.98        0.17          6.39           (0.17)            --          (2.17)     20.20      47.36
9/30/96                       15.16        0.10          1.70           (0.11)            --          (0.87)     15.98      12.64
9/30/95                       13.62        0.06          2.17           (0.08)            --          (0.61)     15.16      17.43
9/30/94                       13.08        0.04          0.77           (0.02)            --          (0.25)     13.62       6.28
SERVICE CLASS
9/30/98                      $20.20      $ 0.09        $(3.21)         $(0.08)         $  --         $(2.12)    $14.88     (17.33)%
9/30/97                       15.98        0.13          6.39           (0.13)            --          (2.17)     20.20      46.95
9/30/96                       15.15        0.06          1.70           (0.06)            --          (0.87)     15.98      12.30
9/30/95                       13.59        0.02          2.18           (0.03)            --          (0.61)     15.15      17.17
9/30/94                       13.08          --          0.77           (0.01)            --          (0.25)     13.59       5.96
INVESTOR A CLASS
9/30/98                      $20.20      $ 0.06        $(3.20)         $(0.06)         $  --         $(2.12)    $14.88     (17.43)%3
9/30/97                       15.97        0.10          6.40           (0.10)            --          (2.17)     20.20      46.85 3
9/30/96                       15.14        0.03          1.69           (0.02)            --          (0.87)     15.97      12.06 3
9/30/95                       13.58          --          2.17              --             --          (0.61)     15.14      16.96 3
9/30/94                       13.07       (0.01)         0.77              --             --          (0.25)     13.58       5.93 3
INVESTOR B CLASS
09/30/98                     $19.86      $(0.02)       $(3.19)         $ --            $  --         $(2.12)    $14.53     (18.08)%4
9/30/97                       15.80        0.08          6.19           (0.04)            --          (2.17)     19.86      45.67 4
9/30/96                       15.06       (0.04)         1.65              --             --          (0.87)     15.80      11.34 4
10/3/94 1 through 9/30/95     13.51       (0.05)         2.21              --             --          (0.61)     15.06      16.95 4
INVESTOR C CLASS
9/30/98                      $19.86      $(0.04)       $(3.17)         $   --          $  --         $(2.12)    $14.53     (18.08)%4
10/1/96 1 through 9/30/97     15.76        0.02          6.29           (0.04)            --          (2.17)     19.86      46.04 4
-----------------------
SMALL CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
9/30/98                      $23.62       $  --        $(4.98)          $  --         $(0.02)        $(1.12)    $17.50     (21.93)%
9/30/97                       21.94        0.02          3.18           (0.03)            --          (1.49)     23.62      15.89
9/30/96                       15.06       (0.01)         6.91           (0.02)            --             --      21.94      45.87
9/30/95                       10.16        0.02          4.90           (0.02)            --             --      15.06      48.50
9/30/94                       10.47        0.03         (0.33)          (0.01)            --             --      10.16      (2.89)

                                                                                                  RATIO OF NET
                                 NET                      RATIO OF EXPENSES                     INVESTMENT INCOME
                               ASSETS        RATIO OF        TO AVERAGE        RATIO OF NET        TO AVERAGE
                               END OF       EXPENSES TO      NET ASSETS      INVESTMENT INCOME     NET ASSETS       PORTFOLIO
                               PERIOD      AVERAGE NET       (EXCLUDING       TO AVERAGE NET       (EXCLUDING       TURNOVER
                                (000)         ASSETS          WAIVERS)            ASSETS            WAIVERS)          RATE
=============================================================================================================================
INVESTOR A CLASS
9/30/98                      $    3,983        1.61%            1.67%             0.41%              0.35%            71%
12/27/96 1 through 9/30/97        2,315        1.61 2           1.64 2            0.77 2             0.73 2           36
INVESTOR B CLASS
9/30/98                      $    6,375        2.35%            2.41%            (0.33)%            (0.39)%           71%
12/27/96 1 through 9/30/97        2,911        2.32 2           2.36 2            0.04 2             0.0 2            36
INVESTOR C CLASS
9/30/98                      $      259        2.33%            2.39%            (0.28)%            (0.34)%           71%
12/27/96 1 through 9/30/97           21        2.33 2           2.37 2            0.13 2             0.09 2           36
---------------------
MID-CAP GROWTH EQUITY
---------------------
INSTITUTIONAL CLASS
9/30/98                      $  220,903        1.14%            1.20%            (0.37)%            (0.43)%          204%
12/27/96 1 through 9/30/97      107,709        1.13 2           1.17 2           (0.16)2            (0.20)2           64
SERVICE CLASS
9/30/98                      $   28,601        1.44%            1.50%            (0.68)%            (0.74)%          204%
12/27/96 1 through 9/30/97       22,984        1.44 2           1.48 2           (0.54)2            (0.58)2           64
INVESTOR A CLASS
9/30/98                      $    4,090        1.61%            1.67%            (0.85)%            (0.91)%          204%
12/27/96 1 through 9/30/97        2,650        1.59 2           1.63 2           (0.73)2            (0.77)2           64
INVESTOR B CLASS
9/30/98                      $    4,088        2.35%            2.41%            (1.60)%            (1.66)%          204%
12/27/96 1 through 9/30/97        2,691        2.32 2           2.36 2           (1.50)2            (1.54)2           64
INVESTOR C CLASS
9/30/98                      $      230        2.34%            2.40%            (1.56)%            (1.62)%          204%
12/27/96 1 through 9/30/97           85        2.35 2           2.39 2           (1.49)2            (1.53)2           64
----------------------
SMALL CAP VALUE EQUITY
----------------------
INSTITUTIONAL CLASS
9/30/98                      $  527,374        0.87%            0.88%             0.79%              0.78%            45%
9/30/97                         309,899        0.87             0.88              1.09               1.08             66
9/30/96                         214,828        0.85             0.86              0.68               0.67             50
9/30/95                         168,334        0.75             0.84              0.44               0.35             31
9/30/94                         168,360        0.73             0.85              0.28               0.16             18
SERVICE CLASS
9/30/98                      $   77,893        1.17%            1.18%             0.44%              0.43%            45%
9/30/97                         122,431        1.17             1.18              0.79               0.78             66
9/30/96                          80,981        1.15             1.16              0.38               0.37             50
9/30/95                          61,313        1.02             1.12              0.16               0.07             31
9/30/94                          45,372        0.98             1.10              0.03              (0.09)            18
INVESTOR A CLASS
9/30/98                      $   34,286        1.32%            1.33%             0.32%              0.31%            45%
9/30/97                          34,031        1.34             1.35              0.63               0.62             66
9/30/96                          24,605        1.32             1.33              0.20               0.19             50
9/30/95                          21,563        1.18             1.28              0.0               (0.09)            31
9/30/94                          16,884        1.13             1.25             (0.11)             (0.23)            18
INVESTOR B CLASS
09/30/98                     $   20,717        2.08%            2.09%            (0.43)%            (0.44)%           45%
9/30/97                          11,001        2.07             2.08             (0.15)             (0.16)            66
9/30/96                           2,357        2.04             2.05             (0.50)             (0.51)            50
10/3/94 1 through 9/30/95         1,477        1.80 2           1.89 2           (0.61)2            (0.70)2           31
INVESTOR C CLASS
9/30/98                      $    5,491        2.08%            2.09%            (0.42)%            (0.43)%           45%
10/1/96 1 through 9/30/97         2,109        2.04 2           2.05 2           (0.18)2            (0.19)2           66
-----------------------
SMALL CAP GROWTH EQUITY
-----------------------
INSTITUTIONAL CLASS
9/30/98                      $1,022,404        0.87%            0.87%            (0.13)%            (0.13)%          159%
9/30/97                         495,904        0.87             0.87              0.01               0.01             82
9/30/96                         299,563        0.86             0.88             (0.07)             (0.09)            89
9/30/95                         145,915        0.75             0.88              0.22               0.09             74
9/30/94                          65,612        0.48             1.04              0.45              (0.10)            89

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

64 & 65

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                              NET                     NET GAIN                                    DISTRIBUTIONS   NET
                             ASSET                    (LOSS) ON      DISTRIBUTIONS                  FROM NET     ASSET
                             VALUE         NET       INVESTMENTS       FROM NET     DISTRIBUTIONS   REALIZED     VALUE
                           BEGINNING   INVESTMENT  (BOTH REALIZED     INVESTMENT        FROM        CAPITAL     END OF      TOTAL
                           OF PERIOD     INCOME    AND UNREALIZED)      INCOME         CAPITAL        GAINS     PERIOD     RETURN
====================================================================================================================================
SERVICE CLASS
9/30/98                      $23.43      $(0.14)       $(4.91)         $   --         $(0.02)        $(1.12)    $17.24     (22.40)%
9/30/97                       21.80       (0.03)         3.15              --             --          (1.49)     23.43      15.54
9/30/96                       15.02       (0.06)         6.84              --             --             --      21.80      45.14
9/30/95                       10.14       (0.01)         4.89              --             --             --      15.02      48.13
9/30/94                       10.47        0.01         (0.34)             --             --             --      10.14      (3.12)
INVESTOR A CLASS
9/30/98                      $23.25      $(0.11)       $(4.88)         $   --         $(0.02)        $(1.12)    $17.12     (22.31)%3
9/30/97                       21.69       (0.04)         3.09              --             --          (1.49)     23.25      15.28 3
9/30/96                       14.98       (0.06)         6.77              --             --             --      21.69      44.79 3
9/30/95                       10.12       (0.02)         4.88              --             --             --      14.98      48.02 3
9/30/94                       10.47          --         (0.35)             --             --             --      10.12      (3.33)3
INVESTOR B CLASS
9/30/98                      $22.89      $(0.22)       $(4.80)         $   --         $(0.02)        $(1.12)    $16.73     (22.89)%4
9/30/97                       21.53       (0.07)         2.92              --             --          (1.49)     22.89      14.47 4
1/18/96 1 through 9/30/96     14.87       (0.07)         6.73              --             --             --      21.53      38.27 4
INVESTOR C CLASS
9/30/98                      $22.89      $(0.26)       $(4.76)         $   --         $(0.02)        $(1.12)    $16.73     (22.89)%4
9/30/97                       21.53       (0.11)         2.96              --             --          (1.49)     22.89      14.47 4
9/6/96 1 through 9/30/96      19.66       (0.01)         1.88              --             --             --      21.53       9.51 4
--------------------------
MICRO-CAP EQUITY PORTFOLIO
--------------------------
INSTITUTIONAL CLASS
5/01/98 1 through 9/30/98    $10.00      $(0.01)       $(0.61)         $   --         $   --        $    --     $ 9.38      (6.10)%
SERVICE CLASS
5/01/98 1 through 9/30/98    $10.00      $(0.02)       $(0.60)             --             --             --     $ 9.38      (6.10)%
INVESTOR A CLASS
5/01/98 1 through 9/30/98    $10.00      $(0.02)       $(0.60)             --             --             --     $ 9.38      (6.20)%3
INVESTOR B CLASS
5/01/98 1 through 9/30/98    $10.00      $(0.04)       $(0.60)             --             --             --     $ 9.36      (6.30)%4
INVESTOR C CLASS
5/01/98 1 through 9/30/98    $10.00      $(0.04)       $(0.60)             --             --             --     $ 9.36      (6.30)%4
--------------------
INTERNATIONAL EQUITY
--------------------
INSTITUTIONAL CLASS
9/30/98                      $14.65      $ 0.27        $(1.29)         $(0.20)        $   --         $(0.20)    $13.23      (7.03)%
9/30/97                       13.43        0.14          1.77           (0.28)            --          (0.41)     14.65      14.88
9/30/96                       13.27        0.17          0.84           (0.18)            --          (0.67)     13.43       8.01
9/30/95                       13.44        0.17          0.13           (0.11)            --          (0.36)     13.27       2.46
9/30/94                       12.48        0.15          1.17           (0.11)            --          (0.25)     13.44      10.71
SERVICE CLASS
9/30/98                      $14.58      $ 0.02        $(1.09)         $(0.16)        $   --         $(0.20)    $13.15      (7.34)%
9/30/97                       13.37        0.10          1.76           (0.24)            --          (0.41)     14.58      14.52
9/30/96                       13.24        0.19          0.78           (0.17)            --          (0.67)     13.37       7.71
9/30/95                       13.41        0.11          0.16           (0.08)            --          (0.36)     13.24       2.19
9/30/94                       12.47        0.14          1.14           (0.09)            --          (0.25)     13.41      10.36
INVESTOR A CLASS
9/30/98                      $14.57      $ 0.10        $(1.20)         $(0.13)        $   --         $(0.20)    $13.14      (7.56)%3
9/30/97                       13.36        0.07          1.77           (0.22)            --          (0.41)     14.57      14.36 3
9/30/96                       13.24        0.14          0.81           (0.16)            --          (0.67)     13.36       7.58 3
9/30/95                       13.40        0.11          0.13           (0.04)            --          (0.36)     13.24       2.00 3
9/30/94                       12.47        0.12          1.15           (0.09)            --          (0.25)     13.40      10.24 3
INVESTOR B CLASS
9/30/98                      $14.38      $(0.01)       $(1.16)         $(0.07)        $   --         $(0.20)    $12.94      (8.19)%4
9/30/97                       13.23        0.07          1.66           (0.17)            --          (0.41)     14.38      13.63 4
9/30/96                       13.20        0.08          0.77           (0.15)            --          (0.67)     13.23       6.81 4
10/3/94 1 through 9/30/95     13.35        0.05          0.16              --             --          (0.36)     13.20       1.77 4
INVESTOR C CLASS
9/30/98                      $14.38      $ 0.00        $(1.17)         $(0.07)        $   --         $(0.20)    $12.94      (8.19)%4
12/5/96 1 through 9/30/97     13.21        0.15          1.19           (0.17)            --             --      14.38      10.33 4
------------------------------
INTERNATIONAL SMALL CAP EQUITY
------------------------------
INSTITUTIONAL CLASS
9/30/98                      $ 9.94      $ 0.07        $(0.40)         $(0.05)        $   --         $   --     $ 9.56      (3.57)%
9/26/97 1 through 9/30/97     10.00          --         (0.06)             --             --             --       9.94      (0.30)

                                                                                                   RATIO OF NET
                                 NET                      RATIO OF EXPENSES                     INVESTMENT INCOME
                               ASSETS        RATIO OF        TO AVERAGE        RATIO OF NET        TO AVERAGE
                               END OF       EXPENSES TO      NET ASSETS      INVESTMENT INCOME     NET ASSETS       PORTFOLIO
                               PERIOD      AVERAGE NET       (EXCLUDING       TO AVERAGE NET       (EXCLUDING       TURNOVER
                                (000)         ASSETS          WAIVERS)            ASSETS            WAIVERS)          RATE
=============================================================================================================================
SERVICE CLASS
9/30/98                      $  141,470        1.17%            1.17%            (0.46)%            (0.46)%          159%
9/30/97                         225,089        1.17             1.17             (0.29)             (0.29)            82
9/30/96                         158,901        1.16             1.18             (0.38)             (0.40)            89
9/30/95                          62,604        1.03             1.16             (0.07)             (0.20)            74
9/30/94                          22,648        0.71             1.27              0.21              (0.34)            89
INVESTOR A CLASS
9/30/98                      $   48,190        1.32%            1.32%            (0.61)%            (0.61)%          159%
9/30/97                          57,323        1.34             1.34             (0.46)             (0.46)            82
9/30/96                          27,954        1.33             1.35             (0.55)             (0.57)            89
9/30/95                           7,348        1.20             1.33             (0.24)             (0.36)            74
9/30/94                           1,620        0.86             1.42              0.07              (0.49)            89
INVESTOR B CLASS
9/30/98                      $   38,485        2.07%            2.07%            (1.36)%            (1.36%           159%
9/30/97                          40,270        2.07             2.07             (1.23)             (1.23)            82
1/18/96 1 through 9/30/96         6,520        2.06 2           2.08 2           (1.34)2            (1.36)2           89
INVESTOR C CLASS
9/30/98                      $   11,931        2.09%            2.09%            (1.38)%            (1.38)%          159%
9/30/97                          14,106        2.07             2.07             (1.25)             (1.25)            82
9/6/96 1 through 9/30/96            329        1.74 2           1.76 2           (0.93)2            (0.95)2           89
--------------------------
MICRO-CAP EQUITY PORTFOLIO
--------------------------
INSTITUTIONAL CLASS
5/01/98 1 through 9/30/98    $    1,302        1.40%2           2.73%2           (0.33)%2           (1.66)%2         119%
SERVICE CLASS
5/01/98 1 through 9/30/98    $       69        1.68%2           3.01%2           (0.61)%2           (1.94)%2         119%
INVESTOR A CLASS
5/01/98 1 through 9/30/98    $    6,100        1.84%2           3.17%2           (0.70)%2           (2.03)%2         119%
INVESTOR B CLASS
5/01/98 1 through 9/30/98    $    8,560        2.55%2           3.88%2           (1.44)%2           (2.77)%2         119%
INVESTOR C CLASS
5/01/98 1 through 9/30/98    $    1,809        2.53%2           3.86%2           (1.45)%2           (2.78)%2         119%
--------------------
INTERNATIONAL EQUITY
--------------------
INSTITUTIONAL CLASS
9/30/98                      $1,012,132        1.06%            1.11%             1.00%              0.95%            57%
9/30/97                         433,135        1.06             1.16              0.94               0.84             62
9/30/96                         388,588        1.36             1.46              0.65               0.54             70
9/30/95                         312,588        1.53             1.63              0.50               0.40            105
9/30/94                         284,905        0.95             1.14              1.27               1.08             37
SERVICE CLASS
9/30/98                      $  143,526        1.36%            1.41%             0.49%              0.44%            57%
9/30/97                         199,939        1.36             1.46              0.42               0.32             62
9/30/96                         161,321        1.36             1.47              0.71               0.60             70
9/30/95                         106,045        1.25             1.42              1.16               0.98            105
9/30/94                          75,174        1.20             1.39              1.09               0.90             37
INVESTOR A CLASS
9/30/98                      $   26,637        1.52%            1.57%             0.31%              0.26%            57%
9/30/97                          22,335        1.53             1.63              0.50               0.40             62
9/30/96                          19,842        1.53             1.64              0.45               0.34             70
9/30/95                          17,721        1.40             1.58              0.97               0.80            105
9/30/94                          14,433        1.35             1.54              0.96               0.77             37
INVESTOR B CLASS
9/30/98                      $    6,509        2.28%            2.33%            (0.38)%            (0.43)%           57%
9/30/97                           5,850        2.27             2.37             (0.22)             (0.32)            62
9/30/96                           2,692        2.23             2.34             (0.18)             (0.29)            70
10/3/94 1 through 9/30/95         1,071        2.06 2           2.23 2            0.59 2             0.41 2          105
INVESTOR C CLASS
9/30/98                      $      294        2.27%            2.32%            (0.31)%            (0.36)%           57%
12/5/96 1 through 9/30/97           155        2.28 2           2.38 2           (0.48)2            (0.58)2           62
------------------------------
INTERNATIONAL SMALL CAP EQUITY
------------------------------
INSTITUTIONAL CLASS
9/30/98                      $   16,233        1.32%            2.17%             0.65%             (0.20)%           76%
9/26/97 1 through 9/30/97        15,415        1.33 2           1.55 2            1.42 2             1.19 2            0

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

66 & 67

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                               NET                     NET GAIN                                    DISTRIBUTIONS   NET
                              ASSET                    (LOSS) ON      DISTRIBUTIONS                  FROM NET     ASSET
                              VALUE         NET       INVESTMENTS       FROM NET     DISTRIBUTIONS   REALIZED     VALUE
                            BEGINNING   INVESTMENT  (BOTH REALIZED     INVESTMENT        FROM        CAPITAL     END OF      TOTAL
                            OF PERIOD     INCOME    AND UNREALIZED)      INCOME         CAPITAL        GAINS     PERIOD     RETURN
====================================================================================================================================
SERVICE CLASS
9/30/98                      $ 9.94      $ 0.02        $(0.35)         $(0.05)        $   --         $   --     $ 9.56      (3.62)%
9/26/97 1 through 9/30/97     10.00          --         (0.06)             --             --             --       9.94      (0.30)
INVESTOR A CLASS
9/30/98                      $ 9.94      $ 0.02        $(0.39)         $(0.03)        $   --         $   --     $ 9.54      (3.98)%3
9/26/97 1 through 9/30/97     10.00          --         (0.06)             --             --             --       9.94      (0.30)3
INVESTOR B CLASS
9/30/98                      $ 9.94      $(0.05)       $(0.39)         $(0.02)        $   --         $   --     $ 9.48      (4.73)%4
9/26/97 1 through 9/30/97     10.00          --         (0.06)             --             --             --       9.94      (0.30)4
INVESTOR C CLASS
9/30/98                      $ 9.94      $(0.04)       $(0.40)         $(0.02)        $   --         $   --     $ 9.48      (4.73)%4
9/26/97 1 through 9/30/97     10.00          --         (0.06)             --             --             --       9.94      (0.30)4
------------------------------
INTERNATIONAL EMERGING MARKETS
------------------------------
INSTITUTIONAL CLASS
9/30/98                      $ 9.69      $ 0.06        $(5.19)         $   --         $   --         $(0.14)    $ 4.42     (53.59)%
9/30/97                        8.76        0.03          0.95           (0.05)            --             --       9.69      11.16
9/30/96                        8.19        0.08          0.50              --             --          (0.01)      8.76       6.97
9/30/95                       10.56        0.08         (2.15)          (0.10)         (0.01)         (0.19)      8.19     (19.72)
6/17/94 1 through 9/30/94     10.00        0.03          0.53              --             --             --      10.56       5.60
SERVICE CLASS
9/30/98                      $ 9.63      $ 0.06        $(5.16)         $   --         $   --         $(0.14)    $ 4.39     (53.62)%
9/30/97                        8.72        0.01          0.93           (0.03)            --             --       9.63      10.74
9/30/96                        8.18        0.04          0.51              --             --          (0.01)      8.72       6.61
9/30/95                       10.55        0.06         (2.15)          (0.08)         (0.01)         (0.19)      8.18     (19.91)
6/17/94 1 through 9/30/94     10.00        0.02          0.53              --             --             --      10.55       5.50
INVESTOR A CLASS
9/30/98                      $ 9.60      $ 0.03        $(5.13)         $   --         $   --         $(0.14)    $ 4.36     (53.79)%3
9/30/97                        8.71       (0.06)         0.98           (0.03)            --             --       9.60      10.51 3
9/30/96                        8.18        0.02          0.52              --             --          (0.01)      8.71       6.49 3
9/30/95                       10.54        0.03         (2.14)          (0.05)         (0.01)         (0.19)      8.18     (20.12)3
6/17/94 1 through 9/30/94     10.00        0.02          0.52              --             --             --      10.54       5.40 3
INVESTOR B CLASS
9/30/98                      $ 9.54      $(0.03)       $(5.07)         $   --         $   --         $(0.14)    $ 4.30     (54.13)%4
9/30/97                        8.69       (0.04)         0.89              --             --             --       9.54       9.78 4
4/25/96 1 through 9/30/96      8.85          --         (0.16)             --             --             --       8.69      (1.81)4
INVESTOR C CLASS
9/30/98                      $ 9.54      $(0.02)       $(5.08)         $   --         $   --         $(0.14)    $ 4.30     (54.13)%4
3/21/97 1 through 9/30/97      9.70       (0.01)        (0.15)             --             --             --       9.54      (3.08)4
-------------
SELECT EQUITY
-------------
INSTITUTIONAL CLASS
9/30/98                      $17.51      $ 0.16        $ 0.49          $(0.15)        $   --         $(1.00)    $17.01       4.07%
9/30/97                       13.57        0.19          5.15           (0.19)            --          (1.21)     17.51      42.50
9/30/96                       11.88        0.21          2.08           (0.21)            --          (0.39)     13.57      19.84
9/30/95                        9.92        0.22          2.08           (0.22)            --          (0.12)     11.88      23.76
9/30/94                        9.97        0.22         (0.04)          (0.23)            --             --       9.92       1.79
SERVICE CLASS
9/30/98                      $17.50      $ 0.12        $ 0.48          $(0.10)        $   --         $(1.00)    $17.00       3.77%
9/30/97                       13.56        0.11          5.18           (0.14)            --          (1.21)     17.50      42.12
9/30/96                       11.88        0.17          2.07           (0.17)            --          (0.39)     13.56      19.43
9/30/95                        9.92        0.22          2.05           (0.19)            --          (0.12)     11.88      23.43
9/30/94                        9.97        0.19         (0.04)          (0.20)            --             --       9.92       1.55
INVESTOR A CLASS
9/30/98                      $17.50      $ 0.08        $ 0.50          $(0.08)        $   --         $(1.00)    $17.00       3.62%3
9/30/97                       13.56        0.11          5.16           (0.12)            --          (1.21)     17.50      41.95 3
9/30/96                       11.88        0.15          2.07           (0.15)            --          (0.39)     13.56      19.23 3
9/30/95                        9.92        0.20          2.06           (0.18)            --          (0.12)     11.88      23.29 3
10/13/93 1 through 9/30/94     9.96        0.18         (0.03)          (0.19)            --             --       9.92       1.54 3
INVESTOR B CLASS
9/30/98                      $17.40      $(0.03)       $ 0.48          $   --         $   --         $(1.00)    $16.85       2.90%4
9/30/97                       13.54        0.05          5.07           (0.05)            --          (1.21)     17.40      40.70 4
3/27/96 1 through 9/30/96     12.83        0.04          0.73           (0.06)            --             --      13.54       6.58 4
INVESTOR C CLASS
9/30/98                      $17.40      $(0.02)       $ 0.47          $   --         $   --         $(1.00)    $16.85       2.90%4
9/30/97                       13.54        0.04          5.08           (0.05)            --          (1.21)     17.40      40.70 4
9/27/96 1 through 9/30/96     13.52          --          0.02              --             --             --      13.54       0.15 4

                                                                                                    RATIO OF NET
                                   NET                      RATIO OF EXPENSES                     INVESTMENT INCOME
                                 ASSETS        RATIO OF        TO AVERAGE        RATIO OF NET        TO AVERAGE
                                 END OF       EXPENSES TO      NET ASSETS      INVESTMENT INCOME     NET ASSETS       PORTFOLIO
                                 PERIOD      AVERAGE NET       (EXCLUDING       TO AVERAGE NET       (EXCLUDING       TURNOVER
                                  (000)         ASSETS          WAIVERS)            ASSETS            WAIVERS)          RATE
===============================================================================================================================
SERVICE CLASS
9/30/98                        $       5        1.62%            2.47%              0.28%             (0.57)%           76%
9/26/97 1 through 9/30/97             10        1.63 2           1.86 2             1.42 2             1.19 2            0
INVESTOR A CLASS
9/30/98                        $     849        1.78%            2.63%              0.20%             (0.65)%           76%
9/26/97 1 through 9/30/97            326        1.30 2           1.52 2             1.44 2             1.22 2            0
INVESTOR B CLASS
9/30/98                        $   1,725        2.53%            3.38%             (0.54)%            (1.39)%           76%
9/26/97 1 through 9/30/97            711        1.30 2           1.52 2             1.58 2             1.35 2            0
INVESTOR C CLASS
9/30/98                        $     423        2.53%            3.38%             (0.54)%            (1.39)%           76%
9/26/97 1 through 9/30/97            182        1.30 2           1.52 2             1.44 2             1.22 2            0
------------------------------
INTERNATIONAL EMERGING MARKETS
------------------------------
INSTITUTIONAL CLASS
9/30/98                        $  63,649        1.76%            1.86%              0.95%              0.85%            37%
9/30/97                          116,107        1.78             1.87               0.37               0.27             33
9/30/96                           68,664        1.78             1.88               0.96               0.87             44
9/30/95                           29,319        1.78             2.02               1.90               1.66             75
6/17/94 1 through 9/30/94          2,511        1.75 2           2.73 2             1.19 2             0.21 2            4
SERVICE CLASS
9/30/98                        $  26,566        2.06%            2.16%              0.71%              0.61%            37%
9/30/97                           66,064        2.08             2.17               0.09              (0.01)            33
9/30/96                           37,987        2.08             2.18               0.70               0.60             44
9/30/95                           15,020        2.06             2.30               1.72               1.48             75
6/17/94 1 through 9/30/94          3,505        2.00 2           2.98 2             1.10 2             0.12 2            4
INVESTOR A CLASS
9/30/98                        $   1,835        2.24%            2.34%              0.46%              0.36%            37%
9/30/97                            4,454        2.25             2.34              (0.08)             (0.18)            33
9/30/96                            2,996        2.26             2.35               0.45               0.35             44
9/30/95                            2,563        2.20             2.44               1.54               1.30             75
6/17/94 1 through 9/30/94          2,857        2.15 2           3.13 2             0.74 2            (0.24)2            4
INVESTOR B CLASS
9/30/98                        $     733        2.98%            3.08%             (0.30)%            (0.40)%           37%
9/30/97                            1,836        2.98             3.07              (0.80)             (0.90)            33
4/25/96 1 through 9/30/96            216        2.90 2           3.00 2             0.17 2             0.07 2           44
INVESTOR C CLASS
9/30/98                        $      25        2.98%            3.08%             (0.29)%            (0.39)%           37%
3/21/97 1 through 9/30/97             88        2.58 2           2.67 2            (0.27)2            (0.37)2           33
-------------
SELECT EQUITY
-------------
INSTITUTIONAL CLASS
9/30/98                       $1,286,032        0.86%            0.86%              0.93%              0.93%            27%
9/30/97                          379,687        0.79             0.86               1.24               1.17             29
9/30/96                          274,434        0.74             0.87               1.70               1.58             55
9/30/95                          238,813        0.67             0.85               2.35               2.17             51
9/30/94                           48,123        0.65             0.93               2.11               1.82             88
SERVICE CLASS
9/30/98                       $  203,754        1.16%            1.16%              0.63%              0.63%            27%
9/30/97                          174,418        1.09             1.16               0.93               0.86             29
9/30/96                          113,777        1.04             1.17               1.41               1.28             55
9/30/95                           83,705        0.95             1.13               2.10               1.91             51
9/30/94                           49,293        0.90             1.18               1.96               1.68             88
INVESTOR A CLASS
9/30/98                       $   35,359        1.32%            1.32%              0.44%              0.44%            27%
9/30/97                           18,949        1.27             1.34               0.75               0.68             29
9/30/96                            6,228        1.21             1.34               1.24               1.11             55
9/30/95                            3,808        1.12             1.30               1.91               1.73             51
10/13/93 1 through 9/30/94           601        1.05 2           1.34 2             1.89 2             1.60 2           88
INVESTOR B CLASS
9/30/98                        $  39,971        2.07%            2.07%             (0.29)%            (0.29)%           27%
9/30/97                           18,345        2.01             2.08              (0.02)             (0.09)            29
3/27/96 1 through 9/30/96          1,196        1.92 2           2.04 2             0.59 2             0.46 2           55
INVESTOR C CLASS
9/30/98                         $  2,450        2.06%            2.06%             (0.30)%            (0.30)%           27%
9/30/97                              377        2.01             2.08              (0.12)             (0.19)            29
9/27/96 1 through 9/30/96             50        0.02             0.02               0.02               0.02             55


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

68 & 69

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                               NET                     NET GAIN                                   DISTRIBUTIONS   NET
                              ASSET                    (LOSS) ON     DISTRIBUTIONS                  FROM NET     ASSET
                              VALUE         NET       INVESTMENTS      FROM NET     DISTRIBUTIONS   REALIZED     VALUE
                            BEGINNING   INVESTMENT  (BOTH REALIZED    INVESTMENT        FROM        CAPITAL     END OF      TOTAL
                            OF PERIOD     INCOME    AND UNREALIZED)     INCOME         CAPITAL        GAINS     PERIOD     RETURN
====================================================================================================================================
------------
INDEX EQUITY
------------
INSTITUTIONAL CLASS
9/30/98                      $18.32       $0.24        $ 1.39          $(0.26)         $  --         $(0.04)    $19.65       8.91%
9/30/97                       13.97        0.04          5.02           (0.03)            --          (0.68)     18.32      39.78
9/30/96                       13.58        0.30          2.13           (0.34)            --          (1.70)     13.97      19.82
9/30/95                       10.93        0.38          2.73           (0.34)            --          (0.12)     13.58      29.30
9/30/94                       11.02        0.31          0.03           (0.32)            --          (0.11)     10.93       3.07
SERVICE CLASS
9/30/98                      $18.32       $0.22        $ 1.34          $(0.20)         $  --         $(0.04)    $19.64       8.54%
9/30/97                       13.97        0.23          5.01           (0.21)            --          (0.68)     18.32      39.58
9/30/96                       13.58        0.29          2.10           (0.30)            --          (1.70)     13.97      19.45
9/30/95                       10.93        0.35          2.73           (0.31)            --          (0.12)     13.58      28.99
9/30/94                       11.02        0.29          0.02           (0.29)            --          (0.11)     10.93       2.78
INVESTOR A CLASS
9/30/98                      $18.32       $0.18        $ 1.35          $(0.17)         $  --         $(0.04)    $19.64       8.37%3
9/30/97                       13.96        0.21          5.02           (0.19)            --          (0.68)     18.32      39.49 3
9/30/96                       13.58        0.27          2.09           (0.28)            --          (1.70)     13.96      19.31 3
9/30/95                       10.93        0.34          2.73           (0.30)            --          (0.12)     13.58      28.77 3
9/30/94                       11.02        0.25          0.04           (0.27)            --          (0.11)     10.93       2.66 3
INVESTOR B CLASS
9/30/98                      $18.22       $0.05        $ 1.34          $(0.05)         $  --         $(0.04)    $19.52       7.63%4
9/30/97                       13.93        0.13          4.94           (0.10)            --          (0.68)     18.22      38.31 4
2/7/96 1 through 9/30/96      13.20        0.08          0.77           (0.12)            --             --      13.93       6.50 4
INVESTOR C CLASS
9/30/98                      $18.22       $0.05        $ 1.34          $(0.05)         $  --         $(0.04)    $19.52       7.63%4
9/30/97                       13.93        0.13          4.94           (0.10)            --          (0.68)     18.22      38.31 4
8/14/96 1 through 9/30/96     13.47        0.02          0.50           (0.06)            --             --      13.93       3.90 4
--------
BALANCED
--------
INSTITUTIONAL CLASS
9/30/98                      $18.22       $0.38        $ 1.43          $(0.43)         $  --         $(1.25)    $18.35      10.82%
9/30/97                       15.10        0.52          3.62           (0.50)            --          (0.52)     18.22      28.43
9/30/96                       13.73        0.46          1.49           (0.45)            --          (0.13)     15.10      14.43
9/30/95                       11.98        0.46          1.90           (0.47)            --          (0.14)     13.73      20.32
9/30/94                       12.42        0.38         (0.39)          (0.37)            --          (0.06)     11.98      (0.11)
SERVICE CLASS
9/30/98                      $18.21       $0.42        $ 1.34          $(0.38)         $  --         $(1.25)    $18.34      10.43%
9/30/97                       15.09        0.45          3.64           (0.45)            --          (0.52)     18.21      28.07
9/30/96                       13.72        0.42          1.49           (0.41)            --          (0.13)     15.09      14.11
9/30/95                       11.98        0.44          1.88           (0.44)            --          (0.14)     13.72      19.94
9/30/94                       12.42        0.34         (0.38)          (0.34)            --          (0.06)     11.98      (0.36)
INVESTOR A CLASS
9/30/98                      $18.22       $0.39        $ 1.33          $(0.36)         $  --         $(1.25)    $18.33      10.19%3
9/30/97                       15.10        0.39          3.68           (0.43)            --          (0.52)     18.22      27.93 3
9/30/96                       13.73        0.40          1.49           (0.39)            --          (0.13)     15.10      13.98 3
9/30/95                       11.98        0.43          1.88           (0.42)            --          (0.14)     13.73      19.86 3
9/30/94                       12.42        0.32         (0.38)          (0.32)            --          (0.06)     11.98      (0.50)3
INVESTOR B CLASS
9/30/98                      $18.13       $0.25        $ 1.31          $(0.22)         $  --         $(1.25)    $18.22       9.40%4
9/30/97                       15.04        0.31          3.61           (0.31)            --          (0.52)     18.13      26.95 4
9/30/96                       13.69        0.31          1.47           (0.30)            --          (0.13)     15.04      13.14 4
10/3/94 1 through 9/30/95     11.95        0.33          1.93           (0.38)            --          (0.14)     13.69      19.38 4
INVESTOR C CLASS
9/30/98                      $18.13       $0.24        $ 1.32          $(0.22)         $  --         $(1.25)    $18.22       9.40%4
12/20/96 1 through 9/30/97    15.62        0.28          2.54           (0.31)            --             --      18.13      23.95 4

                                                                                                    RATIO OF NET
                                  NET                      RATIO OF EXPENSES                      INVESTMENT INCOME
                                ASSETS        RATIO OF        TO AVERAGE         RATIO OF NET        TO AVERAGE
                                END OF       EXPENSES TO      NET ASSETS       INVESTMENT INCOME     NET ASSETS       PORTFOLIO
                                PERIOD      AVERAGE NET       (EXCLUDING        TO AVERAGE NET       (EXCLUDING       TURNOVER
                                 (000)         ASSETS          WAIVERS)             ASSETS            WAIVERS)          RATE
===============================================================================================================================
------------
INDEX EQUITY
------------
INSTITUTIONAL CLASS
9/30/98                         $354,215        0.18%       0.34%(DOUBLE DAGGER)     1.40%             1.24%             --*
9/30/97                          166,786        0.18        0.38(DOUBLE DAGGER)      1.71              1.51              --*
9/30/96                          127,076        0.18        0.50(DOUBLE DAGGER)      2.29              1.98              18%5*
9/30/95                          109,433        0.17        0.50                     2.92              2.59              18
9/30/94                          147,746        0.15        0.52                     2.72              2.35              17
SERVICE CLASS
9/30/98                         $233,696        0.48%       0.64%(DOUBLE DAGGER)     1.09%             0.93%             --*
9/30/97                          193,319        0.48        0.68(DOUBLE DAGGER)      1.41              1.21              --*
9/30/96                          103,080        0.48        0.80(DOUBLE DAGGER)      1.98              1.67              18%5*
9/30/95                           61,536        0.45        0.79                     2.62              2.28              18
9/30/94                           27,376        0.40        0.77                     2.49              2.12              17
INVESTOR A CLASS
9/30/98                         $ 42,891        0.65%       0.81%(DOUBLE DAGGER)     0.92%             0.76%             --*
9/30/97                           33,934        0.65        0.85(DOUBLE DAGGER)      1.23              1.03              --*
9/30/96                           12,752        0.65        0.97(DOUBLE DAGGER)      1.81              1.49              18%5*
9/30/95                            6,501        0.61        0.95                     2.44              2.10              18
9/30/94                            2,632        0.55        0.92                     2.35              1.98              17
INVESTOR B CLASS
9/30/98                         $109,019        1.38%       1.54%(DOUBLE DAGGER)     0.19%             0.03%             --*
9/30/97                           38,271        1.38        1.58(DOUBLE DAGGER)      0.45              0.25              --*
2/7/96 1 through 9/30/96           2,904        1.38 2      1.60 2(DOUBLE DAGGER)    0.93 2            0.71 2            18%5*
INVESTOR C CLASS
9/30/98                         $ 81,529        1.38%       1.54%(DOUBLE DAGGER)     0.19%             0.03%             --*
9/30/97                           19,668        1.38        1.58(DOUBLE DAGGER)      0.45              0.25              --*
8/14/96 1 through 9/30/96            432        1.25 2      1.43 2(DOUBLE DAGGER)    0.71 2            0.53 2            18%5*
--------
BALANCED
--------
INSTITUTIONAL CLASS
9/30/98                         $374,899        0.90%            0.90%               2.48%             2.48%            134%
9/30/97                           31,674        0.84             0.89                2.98              2.92             173
9/30/96                           37,567        0.79             0.90                3.16              3.06             275
9/30/95                           24,525        0.67             0.88                3.78              3.56             154
9/30/94                           17,610        0.65             0.91                3.16              2.89              54
SERVICE CLASS
9/30/98                         $176,557        1.20%            1.20%               2.22%             2.22%            134%
9/30/97                          176,232        1.14             1.20                2.68              2.62             173
9/30/96                          134,121        1.09             1.20                2.87              2.76             275
9/30/95                           85,668        0.94             1.16                3.49              3.28             154
9/30/94                           66,024        0.90             1.16                2.96              2.70              54
INVESTOR A CLASS
9/30/98                         $ 96,795        1.30%            1.30%               2.13%             2.13%            134%
9/30/97                           87,202        1.24             1.30                2.58              2.52             173
9/30/96                           71,899        1.19             1.30                2.75              2.65             275
9/30/95                           67,892        1.07             1.28                3.38              3.16             154
9/30/94                           62,307        1.05             1.31                2.77              2.51              54
INVESTOR B CLASS
9/30/98                         $ 46,303        2.11%            2.11%               1.30%             1.30%            134%
9/30/97                           23,455        2.05             2.11                1.78              1.72             173
9/30/96                            7,333        1.98             2.09                1.99              1.88             275
10/3/94 1 through 9/30/95          3,124        1.72 2           1.94 2              2.71 2            2.49 2           154
INVESTOR C CLASS
9/30/98                         $    699        1.92%            1.92%               1.46%             1.46%            134%
12/20/96 1 through 9/30/97            87        2.03 2           2.09 2              1.90 2            1.84 2           173

1 Commencement of operations of share class.
2 Annualized.
3 Sales load not reflected in total return.
4 Contingent deferred sales load not reflected in total return.
5 For the period 10/1/95 through 5/31/96.
* See accompanying footnotes to The DFA Investment Trust Company.
(DOUBLE DAGGER) Including expenses allocated from The U.S. Large Company Series of The DFA Investment Trust Company of 0.06% for the year ended 9/30/98, 0.07% for the year ended 9/30/97 and 0.12% for the year ended 9/30/96.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

70 & 71

                                 BLACKROCK FUNDS

                          NOTES TO FINANCIAL STATEMENTS

     BlackRock Funds(SERVICE MARK) ("the Fund") (formerly Compass Capital Funds) was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 35 publicly-offered portfolios, 13 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Portfolios of the Fund offer as many as six classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

------------------------------------------------------------------------------------------------------------------------------------
          Portfolio                                                      Share Classes
------------------------------------------------------------------------------------------------------------------------------------
                             Institutional           Service              Investor A            Investor B          Investor C
------------------------------------------------------------------------------------------------------------------------------------
                         Contractual  Actual  Contractual   Actual  Contractual   Actual  Contractual   Actual  Contractual  Actual
                             Fees    Fees (4)  Fees (1)    Fees (4)   Fees (2)   Fees (4)   Fees (3)   Fees (4)   Fees (3)  Fees (4)
------------------------------------------------------------------------------------------------------------------------------------
 Large Cap Value Equity      None      None      0.30%      0.30%      0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Large Cap Growth Equity     None      None      0.30%      0.30%      0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Equity        None      None      0.30%      0.30%      0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Equity       None      None      0.30%      0.30%      0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Small Cap Value Equity      None      None      0.30%      0.30%      0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Small Cap Growth Equity     None      None      0.30%      0.30%      0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Micro-Cap Equity            None      None      0.30%      0.30%      0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 International Equity        None      None      0.30%      0.30%      0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 International Small
   Cap Equity                None      None      0.30%      0.30%      0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 International Emerging
   Markets                   None      None      0.30%      0.30%      0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Select Equity               None      None      0.30%      0.30%      0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Index Equity                None      None      0.30%      0.30%      0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
 Balanced                    None      None      0.30%      0.30%      0.50%      0.40%      1.15%      1.15%      1.15%     1.15%
------------------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- The actual fees are as of September 30, 1998.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net asset of such respective classes.

     The Index Equity Portfolio invests solely in The U.S. Large Company Series of The DFA Investment Trust Company. The financial statements of which are included elsewhere in this report and should be read in conjunction with the financial statements of Index Equity Portfolio.

(A)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. Portfolio securities which are primarily traded on foreign securities exchanges are normally valued at the preceding closing values of such securities on their respective exchanges. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are

                                 BLACKROCK FUNDS

valued at the mean between the last reported bid and asked prices. Corporate bonds are valued on the basis of quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

     The Index Equity Portfolio's investment reflects its proportionate interest in the net assets of The U.S. Large Company Series of The DFA Investment Trust Company.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid quarterly for the Portfolios. Net realized capital gains, if any, will be distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Portfolio and International Emerging Markets Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S.
dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in the statement  of  operations  that  result from  fluctuations  in foreign
          currency   exchange  rates.  The  Portfolios  report  forward  foreign currency contracts and foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The International Equity Portfolio and International Small Cap Equity Portfolio enter into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the International Equity Portfolio's and International Small Cap Equity Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the International Equity Portfolio intends to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at September 30, 1998, the International Equity Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                         VALUE AT        UNREALIZED FOREIGN
     SETTLEMENT DATE        CURRENCY BOUGHT       CONTRACT AMOUNT   SEPTEMBER 30, 1998  EXCHANGE GAIN/(LOSS)
     ------------------  -----------------------  ---------------   ------------------  --------------------
     October 14, 1998         Japanese Yen          $ 74,225,432       $ 66,835,183         $ (7,390,249)
     October 14, 1998         Japanese Yen            80,256,249         71,561,770           (8,694,479)
     November 16, 1998        Japanese Yen            74,037,993         70,724,544           (3,313,449)
                                                    ------------       ------------         ------------
                                                    $228,519,674       $209,121,497         $(19,398,177)
                                                    ============       ============         ============

                                                                         VALUE AT        UNREALIZED FOREIGN
     SETTLEMENT DATE         CURRENCY SOLD        CONTRACT AMOUNT   SEPTEMBER 30, 1998  EXCHANGE GAIN/(LOSS)
     ------------------  -----------------------  ---------------   ------------------  --------------------
     October 14, 1998         Japanese Yen          $ 80,000,000       $ 66,835,183         $13,164,817
     October 14, 1998         Japanese Yen            86,500,000         71,561,770          14,938,230
     November 16, 1998        Japanese Yen            75,000,000         70,724,544           4,275,456
                                                    ------------       ------------         -----------
                                                    $241,500,000       $209,121,497         $32,378,503
                                                    ============       ============         ===========

                                 BLACKROCK FUNDS

     The aggregate principal amounts of the contracts are not recorded as the International Small Cap Equity Portfolio intends to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at September 30, 1998, the International Small Cap Equity Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                         VALUE AT        UNREALIZED FOREIGN
     SETTLEMENT DATE        CURRENCY BOUGHT       CONTRACT AMOUNT   SEPTEMBER 30, 1998  EXCHANGE GAIN/(LOSS)
     ------------------  -----------------------  ---------------   ------------------  --------------------
     October 14, 1998         Japanese Yen          $1,298,945          $1,171,459           $(127,486)
     November 16, 1998        Japanese Yen             592,304             575,426             (16,878)
                                                    ----------          ----------           ---------
                                                    $1,891,249          $1,746,885           $(144,364)
                                                    ==========          ==========           =========

                                                                         VALUE AT        UNREALIZED FOREIGN
     SETTLEMENT DATE         CURRENCY SOLD        CONTRACT AMOUNT   SEPTEMBER 30, 1998  EXCHANGE GAIN/(LOSS)
     ------------------  -----------------------  ---------------   ------------------  --------------------
     October 14, 1998         Japanese Yen          $1,400,000          $1,171,459           $228,541
     November 16, 1998        Japanese Yen             600,000             575,426             24,574
                                                    ----------          ----------           ---------
                                                    $2,000,000          $1,746,885           $253,115
                                                    ==========          ==========           =========

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     REVERSE REPURCHASE AGREEMENTS -- The Balanced Portfolio may enter into reverse repurchase agreements with qualified, third party brokers-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

     FUTURES TRANSACTIONS -- The Balanced Portfolio invests in financial futures contracts solely for the purposes of hedging its existing portfolio securities, or securities that the Balanced Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The Fund invests in futures contracts and options on futures contracts to commit funds awaiting investments in stocks or to maintain cash liquidity or, except with respect to the Index Equity Portfolio, for other hedging purposes. These portfolios futures contracts obligate a portfolio, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

     OPTION SELLING/PURCHASING -- The Balanced Portfolio may invest in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Portfolio sells or purchases an option, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted

                                 BLACKROCK FUNDS

to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.
     Written Option transactions entered into during the fiscal year are summarized as follows:

                                             BALANCED PORTFOLIO
                                  ---------------------------------------
                                  NUMBER OF CONTRACTS             PREMIUM
                                  -------------------             -------
   Written .......................         280                    $ 11,813
   Expired .......................        (280)                    (11,813)
                                          ----                    --------
   Balance at 9/30/98 ............          --                    $     --
                                          ====                    ========

     TBA PURCHASE COMMITMENTS -- The Balanced Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     MORTGAGE DOLLAR ROLLS -- The Balanced Portfolio may enter into mortgage dollar rolls (principally using TBA's) in which the Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. The Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities a Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

     In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new fixed purchase and repurchase price and on settlement date, cash is paid without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

     SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans (including rights to draw on letters of credit) at September 30, 1998, is as follows:

                                               MARKET VALUE OF SECURITIES  VALUE OF COLLATERAL      INCOME EARNED
                                                         ON LOAN                RECEIVED        ON SECURITIES LOANED*
                                               --------------------------  -------------------  ---------------------
 Large Cap Value Equity Portfolio ..............        $356,638,337            $371,746,065          $223,223
 Large Cap Growth Equity Portfolio .............         139,950,356             150,864,074           169,677
 Mid-Cap Value Equity Portfolio ................          49,089,743              50,790,100            52,310
 Mid-Cap Growth Equity Portfolio ...............          73,640,800              82,297,112           125,238
 Small Cap Value Equity Portfolio ..............          39,138,926              42,303,837           163,130
 Small Cap Growth Equity Portfolio .............         179,123,770             189,508,956           794,793
 Micro-Cap Equity Portfolio ....................             951,938               1,119,800             2,841
 International Emerging Markets Portfolio ......           4,954,644               5,325,000            31,383
 Select Equity Portfolio .......................         248,932,094             265,659,591           130,539
 Balanced Portfolio ............................          63,439,550              67,795,435            62,747

     *Income is included in interest income on the Statements of Operations.

                                 BLACKROCK FUNDS

     OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

     The Index Equity Portfolio accrues its respective share of income net of expenses daily on their investment in The U.S. Large Company Series of The DFA Investment Trust Company, which is treated as a partnership for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Master Fund is allocated pro rata at the time of such determination.

(B)  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. (formerly PNC Asset Management Group, Inc.), a wholly-owned subsidiary of BlackRock, Inc., serves as investment advisor for each of the Fund's Portfolios, except for the Index Equity Portfolio. BlackRock Financial Management, Inc., a wholly-owned subsidiary of BlackRock Advisors, Inc., serves as the sub-advisor for the Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Micro-Cap Equity, Select Equity, and Balanced Portfolios. These Portfolios were previously sub-advised by PNC Equity Advisors Company and Provident Capital Management, Inc. BlackRock International, Ltd., (formerly CastleInternational Asset Management Limited), an indirect wholly-owned subsidiary of BlackRock Advisors, Inc., serves as the sub-advisor for the International Equity, International Small Cap Equity and International Emerging Markets Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of PNC Bank Corp.

     For its advisory services, BlackRock Advisors, Inc. is entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each Portfolio's average daily net assets:

     Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity, and Balanced Portfolios -- .55% of the first $1 billion, .50% of the next $1 billion, .475% of the next $1 billion, and
 .45% of net assets in excess of $3 billion.

     Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios -- .80% of the first $1 billion, .70% of the next $1 billion, .675% of the next $1 billion and
 .625% of net assets in excess of $3 billion.

     Micro-Cap Equity Portfolio -- 1.10% of the first $1 billion, 1.05% of the next $1 billion, 1.025% of the next $1 billion, and 1.00% of the net assets in excess of $3 billion.

     International Equity Portfolio -- .75% of its first $1 billion, .70% of the next $1 billion, .675% of the next $1 billion and .65% of net assets in excess of $3 billion.

     International Small Cap Equity Portfolio -- 1.00% of its first $1 billion, .95% of the next $1 billion, .90% of the next $1 billion and .85% of net assets in excess of $3 billion.

     International Emerging Markets Portfolio -- 1.25% of its first $1 billion, 1.20% of the next $1 billion, 1.155% of the next $1 billion, and 1.10% of net assets in excess of $3 billion.

                                 BLACKROCK FUNDS

     BlackRock Advisors, Inc. may, at its discretion, waive all or any portion of its advisory fees for any Portfolio. For the period ended September 30, 1998, advisory fees and waivers for each Portfolio were as follows:

                                                      GROSS                        NET
                                                  ADVISORY FEE     WAIVER     ADVISORY FEE
                                                  ------------     ------     ------------
     Large Cap Value Equity Portfolio ............ $10,153,561    $116,103     $10,037,458
     Large Cap Growth Equity Portfolio ...........   5,402,585       2,180       5,400,405
     Mid-Cap Value Equity Portfolio ..............   1,672,977      78,704       1,594,273
     Mid-Cap Growth Equity Portfolio .............   1,671,089      78,954       1,592,135
     Small Cap Value Equity Portfolio ............   3,445,768      25,678       3,420,090
     Small Cap Growth Equity Portfolio ...........   5,972,883       1,099       5,971,784
     Micro-Cap Equity Portfolio ..................      60,566      60,482              84
     International Equity Portfolio ..............   7,090,811     402,961       6,687,850
     International Small Cap Equity ..............     198,000     146,655          51,345
     International Emerging Markets Portfolio ....   1,743,466     129,584       1,613,882
     Select Equity Portfolio .....................   6,234,740       7,036       6,227,704
     Balanced Portfolio ..........................   2,674,965       8,134       2,666,831

     BlackRock Advisors, Inc. pays BlackRock International, Ltd., and BlackRock Financial Management fees for their sub-advisory services.

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock Advisors, Inc., and BlackRock Distributors, Inc. ("BDI") (formerly Compass Distributors, Inc.) act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .20% of the first $500 million, .18% of the next $500 million, .16% of average daily net assets in excess of $1 billion.

     PFPC, BlackRock Advisors, Inc. and BDI may, at their discretion, waive all or any portion of their administration fees for any Portfolio. For the period ended September 30, 1998, administration fees and waivers for each Portfolio were as follows:

                                                      GROSS                          NET
                                               ADMINISTRATION                ADMINISTRATION
                                                     FEE         WAIVER            FEE
                                               --------------    ------      --------------
   Large Cap Value Equity Portfolio ...........    $3,993,529     $  5,747      $3,987,782
   Large Cap Growth Equity Portfolio ..........     2,161,776          380       2,161,396
   Mid-Cap Value Equity Portfolio .............       480,981       45,566         435,415
   Mid-Cap Growth Equity Portfolio ............       480,438       50,743         429,695
   Small Cap Value Equity Portfolio ...........     1,414,554        7,150       1,407,404
   Small Cap Growth Equity Portfolio ..........     2,378,749        1,211       2,377,538
   Micro-Cap Equity Portfolio .................        12,636       12,405             231
   International Equity Portfolio .............     2,073,036       82,984       1,990,052
   International Small Cap Equity .............        45,540       22,081          23,459
   International Emerging Markets Portfolio ...       336,405       16,521         319,884
   Select Equity Portfolio ....................     2,477,773           --       2,477,773
   Index Equity Portfolio .....................     1,466,563    1,098,153         368,410
   Balanced Portfolio .........................     1,102,215          781       1,101,434

     In addition, PNC Bank serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

     Under the Fund's Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments ("distribution fees") made to BDI, as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into agreements with various service organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of Shares in each Investor Class and the Service Class.
Refer to the fee table in the Notes to Financial Statements for fee information.

     PFPC and BDI have also voluntarily agreed to reimburse for expenses in the amount of $13,519 with respect to the Micro-Cap Equity Portfolio for the period ended September 30, 1998.

                                 BLACKROCK FUNDS

(C)  PURCHASES AND SALES OF SECURITIES

     For the period ended September 30, 1998, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                     PURCHASES           SALES
                                                   --------------    --------------
   Large Cap Value Equity Portfolio .............. $1,489,437,996    $  812,834,079
   Large Cap Growth Equity Portfolio .............    997,599,385       616,595,591
   Mid-Cap Value Equity Portfolio ................    277,767,514       133,407,032
   Mid-Cap Growth Equity Portfolio ...............    477,912,699       370,243,493
   Small Cap Value Equity Portfolio ..............    545,437,041       236,420,473
   Small Cap Growth Equity Portfolio .............  1,986,649,046     1,567,547,739
   Micro-Cap Equity Portfolio ....................     34,419,045        13,849,256
   International Equity Portfolio ................  1,069,884,749       566,881,580
   International Small Cap Equity ................     20,649,855        13,961,899
   International Emerging Markets Portfolio ......     61,177,478        49,904,162
   Select Equity Portfolio .......................    939,698,130       289,014,098
   Balanced Portfolio ............................    511,513,666       259,621,109

     For the period ended September 30, 1998, purchases and sales of government securities were as follows:

                                                     PURCHASES           SALES
                                                   --------------    --------------
   Large Cap Growth Equity Portfolio ............. $  3,000,036        $         --
   Mid-Cap Growth Equity Portfolio ...............      840,158                  --
   Small Cap Growth Equity Portfolio .............    6,119,724                  --
   Select Equity Portfolio .......................    4,454,142                  --
   Balanced Portfolio ............................  398,512,750         388,945,299

(D)  CAPITAL SHARES

TRANSACTIONS IN CAPITAL SHARES FOR EACH PERIOD WERE AS FOLLOWS:

                                                                               LARGE CAP VALUE EQUITY PORTFOLIO
                                                           ----------------------------------------------------------------------
                                                                FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                      9/30/98                                9/30/97
                                                           --------------------------------       -------------------------------
                                                             SHARES              VALUE               SHARES             VALUE
                                                           -----------       --------------       -----------       -------------
Shares sold:
     Institutional Class .................................  18,761,222       $  282,706,864         3,763,955       $  58,797,910
     Service Class .......................................  10,619,568          175,915,532         6,182,931          94,977,627
     Investor A Class ....................................   1,730,946           28,559,315         1,094,419          16,718,645
     Investor B Class ....................................     938,138           15,377,558           996,134          15,393,514
     Investor C Class ....................................     143,190            2,299,944            70,459           1,084,088
Shares issued in conversion:
     Institutional Class .................................  73,889,741        1,302,593,623                --                  --
Shares issued in reinvestment of dividends:
     Institutional Class .................................   6,443,412           97,417,675         8,626,314         119,927,815
     Service Class .......................................   4,725,591           71,267,440         4,813,057          66,818,409
     Investor A Class ....................................     406,403            6,131,693           352,293           4,926,795
     Investor B Class ....................................     177,151            2,645,866            54,207             757,478
     Investor C Class ....................................       3,170               47,356               120               1,899
Shares redeemed:
     Institutional Class ................................. (16,151,725)        (268,263,453)      (17,592,420)       (265,113,113)
     Service Class ....................................... (23,401,743)        (351,888,220)       (6,814,366)       (105,724,113)
     Investor A Class ....................................  (1,337,810)         (22,071,101)         (463,144)         (7,246,351)
     Investor B Class ....................................    (228,008)          (3,706,721)         (122,233)         (1,969,444)
     Investor C Class ....................................     (12,526)            (205,417)           (2,097)            (34,013)
                                                           -----------       --------------       -----------       -------------
Net increase (decrease) ..................................  76,706,720       $1,338,827,954           959,629       $    (682,854)
                                                           ===========       ==============       ===========       =============

                                 BLACKROCK FUNDS

                                                                               LARGE CAP GROWTH EQUITY PORTFOLIO
                                                           ----------------------------------------------------------------------
                                                                FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                      9/30/98                                9/30/97
                                                           --------------------------------       -------------------------------
                                                             SHARES              VALUE               SHARES             VALUE
                                                           -----------       --------------       -----------       -------------
Shares sold:
     Institutional Class ..................................  14,330,519       $ 260,139,380          4,100,138       $  68,934,353
     Service Class ........................................   6,926,148         129,785,746          3,591,480          57,907,296
     Investor A Class .....................................   1,091,586          20,579,343            491,684           8,038,672
     Investor B Class .....................................     428,636           7,828,156            286,063           4,650,177
     Investor C Class .....................................      53,857             990,658             11,078             195,240
Shares issued in conversion:
     Institutional Class ..................................  22,346,262         431,506,319                 --                  --
Shares issued in reinvestment of dividends:
     Institutional Class ..................................   3,914,204          62,844,198          1,684,601          25,068,778
     Service Class ........................................   1,879,737          30,188,579            530,577           7,853,001
     Investor A Class .....................................     222,895           3,575,231             58,305             862,280
     Investor B Class .....................................      72,085           1,139,669              9,660             141,908
     Investor C Class .....................................         220               3,470                 --                  --
Shares redeemed:
     Institutional Class .................................. (15,224,495)       (285,067,207)       (12,426,251)       (200,944,440)
     Service Class ........................................ (12,301,697)       (224,687,776)        (3,037,967)        (49,500,077)
     Investor A Class .....................................    (820,932)        (15,572,024)          (307,549)         (5,200,889)
     Investor B Class .....................................     (92,023)         (1,661,601)           (31,139)           (511,220)
     Investor C Class .....................................      (6,505)           (116,010)                --                  --
                                                            -----------       -------------       ------------       -------------
Net increase (decrease) ...................................  22,820,497       $ 421,476,131         (5,039,320)      $ (82,504,921)
                                                            ===========       =============       ============       =============

                                                                                MID-CAP VALUE EQUITY PORTFOLIO
                                                           ------------------------------------------------------------------------
                                                                FOR THE YEAR ENDED                FOR THE PERIOD 12/27/96 1 THROUGH
                                                                      9/30/98                                9/30/97
                                                           --------------------------------       ---------------------------------
                                                             SHARES              VALUE               SHARES               VALUE
                                                           -----------       --------------       -----------         -------------
Shares sold:
     Institutional Class .................................    5,913,961        $ 70,036,846         8,896,850         $ 94,138,731
     Service Class .......................................    3,778,987          47,633,329         1,914,151           20,681,721
     Investor A Class ....................................      291,579           3,669,153           189,936            2,103,982
     Investor B Class ....................................      418,592           5,320,029           232,883            2,670,486
     Investor C Class ....................................       22,846             291,546             2,260               25,652
Shares issued in conversion:
     Institutional Class .................................    8,024,645         109,937,637                --                   --
Shares issued in reinvestment of dividends:
     Institutional Class .................................      297,036           3,612,845            15,331              195,462
     Service Class .......................................       66,916             810,801             2,705               34,453
     Investor A Class ....................................        7,100              85,995               617                7,085
     Investor B Class ....................................        8,483             103,070               186                2,005
     Investor C Class ....................................           47                 569                 3                   36
Shares redeemed:
     Institutional Class .................................   (3,251,101)        (40,262,805)         (561,046)          (6,293,710)
     Service Class .......................................   (2,906,852)        (32,862,442)         (137,408)          (1,534,976)
     Investor A Class ....................................     (104,472)         (1,267,749)           (9,353)            (105,588)
     Investor B Class ....................................      (52,273)           (625,317)           (5,379)             (60,403)
     Investor C Class ....................................         (100)             (1,140)             (631)              (7,989)
                                                            -----------        ------------       -----------         ------------
Net increase .............................................   12,515,394        $166,482,367        10,541,105         $111,856,947
                                                            ===========        ============       ===========         ============

-------------
1 Commencement of operations.

                                 BLACKROCK FUNDS

                                                                                MID-CAP GROWTH EQUITY PORTFOLIO
                                                           ------------------------------------------------------------------------
                                                                FOR THE YEAR ENDED                FOR THE PERIOD 12/27/96 1 THROUGH
                                                                      9/30/98                                9/30/97
                                                           --------------------------------       ---------------------------------
                                                             SHARES              VALUE               SHARES               VALUE
                                                           -----------       --------------       -----------         -------------
Shares sold:
     Institutional Class ..................................   5,758,680       $ 66,898,857           9,480,474        $ 96,275,352
     Service Class ........................................   3,422,677         41,702,771           2,116,730          21,700,683
     Investor A Class .....................................     232,165          2,825,180             226,905           2,349,724
     Investor B Class .....................................     196,974          2,356,782             225,130           2,348,912
     Investor C Class .....................................      14,232            175,298               6,978              67,081
Shares issued in conversion:
     Institutional Class ..................................   8,432,259        108,860,464                  --                  --
Shares issued in reinvestment of dividends:
     Institutional Class ..................................      71,476            847,707                  --                  --
     Service Class ........................................       2,672             31,614                  --                  --
     Investor A Class .....................................       2,210             26,073                  --                  --
     Investor B Class .....................................       2,255             26,524                  --                  --
     Investor C Class .....................................          66                774                  --                  --
Shares redeemed:
     Institutional Class ..................................  (3,227,866)       (40,048,082)           (652,886)         (7,158,764)
     Service Class ........................................  (2,727,898)       (30,831,317)           (228,496)         (2,359,332)
     Investor A Class .....................................     (81,383)          (981,552)             (8,720)            (93,962)
     Investor B Class .....................................     (46,370)          (561,221)             (2,966)            (31,463)
     Investor C Class .....................................        (141)            (1,679)                 --                  --
                                                             ----------       ------------          ----------        ------------
Net increase ..............................................  12,052,008       $151,328,193          11,163,149        $113,098,231
                                                             ==========       ============          ==========        ============

                                                                               SMALL CAP VALUE EQUITY PORTFOLIO
                                                           ----------------------------------------------------------------------
                                                                FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                      9/30/98                                9/30/97
                                                           --------------------------------       -------------------------------
                                                             SHARES              VALUE               SHARES             VALUE
                                                           -----------       --------------       -----------       -------------
Shares sold:
     Institutional Class ..................................  15,346,259       $ 263,786,891         6,663,986         $ 114,030,745
     Service Class ........................................   3,688,055          67,196,922         1,903,335            31,016,901
     Investor A Class .....................................   1,404,053          25,334,594           430,036             7,152,490
     Investor B Class .....................................     967,161          17,456,713           406,141             7,016,554
     Investor C Class .....................................     326,946           5,908,135           109,385             1,912,858
Shares issued in conversion:
     Institutional Class ..................................  15,644,346         308,037,173                --                    --
Shares issued in reinvestment of dividends:
     Institutional Class ..................................   1,694,367          30,605,954         1,841,845            26,273,991
     Service Class ........................................     620,746          11,221,107           635,002             9,026,515
     Investor A Class .....................................     202,621           3,663,168           249,425             3,549,482
     Investor B Class .....................................      58,156           1,031,697            24,354               340,893
     Investor C Class .....................................       3,448              61,164                36                   513
Shares redeemed:
     Institutional Class .................................. (12,603,673)       (220,462,274)       (6,608,331)         (111,217,171)
     Service Class ........................................  (5,135,032)        (82,989,610)       (1,542,961)          (24,616,052)
     Investor A Class .....................................    (986,916)        (17,308,562)         (534,852)           (8,443,485)
     Investor B Class .....................................    (153,655)         (2,634,326)          (25,807)             (419,136)
     Investor C Class .....................................     (58,706)           (997,667)           (3,254)              (49,229)
                                                            -----------       -------------        ----------         -------------
Net increase ..............................................  21,018,176       $ 409,911,079         3,548,340         $  55,575,869
                                                            ===========       =============        ==========         =============

---------------
1 Commencement of operations.

                                 BLACKROCK FUNDS

                                                                              SMALL CAP GROWTH EQUITY PORTFOLIO
                                                           ----------------------------------------------------------------------
                                                                FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                      9/30/98                                9/30/97
                                                           --------------------------------       -------------------------------
                                                             SHARES              VALUE               SHARES             VALUE
                                                           -----------       --------------       -----------       -------------
Shares sold:
     Institutional Class .................................   23,431,140       $ 462,711,400         24,570,369        $ 465,310,898
     Service Class .......................................    7,559,273         159,126,251          4,276,637           79,601,918
     Investor A Class ....................................   11,346,492         223,786,382          6,094,862          114,486,135
     Investor B Class ....................................      911,079          18,669,216          1,664,738           31,445,733
     Investor C Class ....................................      282,220           5,734,205            639,762           11,859,117
Shares issued in conversion:
     Institutional Class .................................   30,529,187         687,822,581                 --                   --
Shares issued in reinvestment of dividends:
     Institutional Class .................................      990,910          21,245,106            821,752           16,346,714
     Service Class .......................................      448,838           9,537,811            430,248            8,510,309
     Investor A Class ....................................      127,447           2,685,302            110,912            2,180,539
     Investor B Class ....................................       72,198           1,495,221             29,715              578,839
     Investor C Class ....................................       20,385             422,183              2,009               39,134
Shares redeemed:
     Institutional Class .................................  (17,534,767)       (342,715,796)       (18,053,070)        (341,609,017)
     Service Class .......................................   (9,411,285)       (183,123,119)        (2,386,675)         (45,263,011)
     Investor A Class ....................................  (11,125,265)       (220,308,861)        (5,028,464)         (94,607,993)
     Investor B Class ....................................     (442,227)         (8,604,608)          (238,025)          (4,304,650)
     Investor C Class ....................................     (205,739)         (4,057,155)           (40,812)            (803,293)
                                                            -----------       -------------        -----------        -------------
Net increase .............................................   36,999,886       $ 834,426,119         12,893,958        $ 243,771,372
                                                            ===========       =============        ===========        =============

                                               MICRO-CAP EQUITY PORTFOLIO
                                            ---------------------------------
                                             FOR THE PERIOD 5/01/98 1 THROUGH
                                                         9/30/98
                                            ---------------------------------
                                              SHARES               VALUE
                                            -----------          ------------
Shares sold:
     Institutional Class ..................     155,797          $ 1,664,513
     Service Class ........................      15,795              164,998
     Investor A Class .....................     826,277            8,766,773
     Investor B Class .....................     951,420           10,046,401
     Investor C Class .....................     205,420            2,218,831
Shares redeemed:
     Institutional Class ..................     (17,120)            (157,934)
     Service Class ........................      (8,404)             (76,393)
     Investor A Class .....................    (175,807)          (1,796,482)
     Investor B Class .....................     (37,058)            (363,926)
     Investor C Class .....................     (12,206)            (110,451)
                                              ---------          -----------
     Net increase .........................   1,904,114          $20,356,330
                                              =========          ===========
--------------
1 Commencement of operations.

                                 BLACKROCK FUNDS

                                                                               INTERNATIONAL EQUITY PORTFOLIO
                                                           ----------------------------------------------------------------------
                                                                FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                      9/30/98                                9/30/97
                                                           --------------------------------       -------------------------------
                                                             SHARES              VALUE               SHARES             VALUE
                                                           -----------       --------------       -----------       -------------
Shares sold:
     Institutional Class ................................     22,171,814      $ 316,090,870         18,427,749      $ 249,827,119
     Service Class ......................................      9,558,403        141,964,104          4,798,267         65,276,413
     Investor A Class ...................................     12,261,428        177,237,875          5,766,495         78,085,410
     Investor B Class ...................................        154,249          2,235,897            227,413          3,097,248
     Investor C Class ...................................         12,976            184,935             10,724            155,185
Shares issued in conversion:
     Institutional Class ................................     47,132,261        737,148,562                 --                 --
Shares issued in reinvestment of dividends:
     Institutional Class ................................        751,360         10,155,048          1,267,456         16,587,621
     Service Class ......................................        270,822          3,656,448            429,352          5,605,176
     Investor A Class ...................................         36,099            487,412             72,891            951,131
     Investor B Class ...................................          8,315            111,216             10,030            129,581
     Investor C Class ...................................             12                156                  3                 32
Shares redeemed:
     Institutional Class ................................    (23,080,604)      (341,919,900)       (19,077,120)      (261,816,900)
     Service Class ......................................    (12,632,530)      (175,232,797)        (3,574,224)       (48,412,325)
     Investor A Class ...................................    (11,803,362)      (172,361,971)        (5,791,432)       (79,432,520)
     Investor B Class ...................................        (66,174)          (940,024)           (34,057)          (458,487)
     Investor C Class ...................................           (994)           (13,704)                --                 --
                                                             -----------      -------------        -----------      -------------
Net increase ............................................     44,774,075      $ 698,804,127          2,533,547      $  29,594,684
                                                             ===========      =============        ===========      =============

                                                                           INTERNATIONAL SMALL CAP EQUITY PORTFOLIO
                                                           ------------------------------------------------------------------------
                                                                FOR THE YEAR ENDED                FOR THE PERIOD 9/26/97 1 THROUGH
                                                                      9/30/98                                9/30/97
                                                           --------------------------------       ---------------------------------
                                                             SHARES              VALUE               SHARES               VALUE
                                                           -----------       --------------       -----------         -------------
Shares sold:
     Institutional Class ..................................    318,237        $ 3,614,894           1,550,001         $15,500,010
     Service Class ........................................     62,851            675,615                   1                  10
     Investor A Class .....................................     71,874            735,279              32,754             327,508
     Investor B Class .....................................    137,198          1,445,340              71,518             715,023
     Investor C Class .....................................     26,322            283,465              18,314             183,140
Shares issued in reinvestment of dividends:
     Institutional Class ..................................      8,652             81,070                  --                  --
     Service Class ........................................         93                873                  --                  --
     Investor A Class .....................................        255              2,395                  --                  --
     Investor B Class .....................................        105                982                  --                  --
     Investor C Class .....................................         17                157                  --                  --
Shares redeemed:
     Institutional Class ..................................   (179,590)        (1,968,631)                 --                  --
     Service Class ........................................    (62,437)          (642,150)                 --                  --
     Investor A Class .....................................    (15,932)          (162,543)                 --                  --
     Investor B Class .....................................    (26,972)          (300,383)                 --                  --
     Investor C Class .....................................         (1)               (11)                 --                  --
                                                              --------        -----------           ---------         -----------
Net increase ..............................................    340,672        $ 3,766,352           1,672,588         $16,725,691
                                                              ========        ===========           =========         ===========

-------------
1 Commencement of operations.

                                 BLACKROCK FUNDS

                                                                          INTERNATIONAL EMERGING MARKETS PORTFOLIO
                                                           ----------------------------------------------------------------------
                                                                FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                      9/30/98                                9/30/97
                                                           --------------------------------       -------------------------------
                                                             SHARES              VALUE               SHARES             VALUE
                                                           -----------       --------------       -----------       -------------
Shares sold:
     Institutional Class .................................    9,856,526       $ 57,250,161          6,194,114         $ 58,681,787
     Service Class .......................................    7,561,366         46,093,024          3,396,941           32,721,399
     Investor A Class ....................................      203,838          1,388,511            222,576            2,150,041
     Investor B Class ....................................       37,292            260,404            192,786            1,883,783
     Investor C Class ....................................       10,790             71,306              9,264               92,800
Shares issued in reinvestment of dividends:
     Institutional Class .................................      175,570          1,430,896             12,211              103,871
     Service Class .......................................       87,703            710,396                  1                    7
     Investor A Class ....................................        7,181             57,948              1,111               11,578
     Investor B Class ....................................        3,094             24,815                 --                   --
     Investor C Class ....................................          148              1,190                 --                   --
Shares redeemed:
     Institutional Class .................................   (7,630,691)       (49,348,984)        (2,055,585)         (19,721,701)
     Service Class .......................................   (8,454,628)       (46,130,093)          (893,611)          (8,425,552)
     Investor A Class ....................................     (253,915)        (1,705,480)          (103,774)            (989,388)
     Investor B Class ....................................      (62,510)          (425,038)           (25,136)            (247,215)
     Investor C Class ....................................      (14,379)           (84,575)               (84)                (807)
                                                             ----------       ------------         ----------         ------------
Net increase .............................................    1,527,385       $  9,594,481          6,950,814         $ 66,260,603
                                                             ==========       ============         ==========         ============

                                                                                    SELECT EQUITY PORTFOLIO
                                                           ----------------------------------------------------------------------
                                                                FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                      9/30/98                                9/30/97
                                                           --------------------------------       -------------------------------
                                                             SHARES              VALUE               SHARES             VALUE
                                                           -----------       --------------       -----------       -------------
Shares sold:
     Institutional Class ..................................   15,000,173     $  257,009,894          5,853,339        $ 85,232,930
     Service Class ........................................   10,577,940        190,991,132          3,109,666          46,747,048
     Investor A Class .....................................    1,512,205         27,556,895            754,034          11,663,168
     Investor B Class .....................................    1,471,039         26,052,426            996,963          15,826,909
     Investor C Class .....................................      138,720          2,501,325             21,826             354,432
Shares issued in conversion:
     Institutional Class ..................................   47,552,529        912,057,506                 --                  --
Shares issued in reinvestment of dividends:
     Institutional Class ..................................    1,747,306         28,534,736          1,825,871          24,532,069
     Service Class ........................................      633,683         10,310,927            607,614           8,141,550
     Investor A Class .....................................       75,398          1,226,233             51,092             692,892
     Investor B Class .....................................       71,122          1,138,659             11,367             152,295
     Investor C Class .....................................          354              5,660                 14                 188
Shares redeemed:
     Institutional Class ..................................  (10,389,208)      (191,879,607)        (6,216,108)        (92,157,955)
     Service Class ........................................   (9,195,332)      (160,166,892)        (2,138,625)        (32,181,860)
     Investor A Class .....................................     (590,526)       (10,577,071)          (181,922)         (2,752,937)
     Investor B Class .....................................     (223,552)        (3,954,182)           (42,645)           (682,951)
     Investor C Class .....................................      (15,306)          (278,150)            (3,860)            (53,423)
                                                             -----------     --------------         ----------        ------------
     Net increase .........................................   58,366,545     $1,090,529,491          4,648,626        $ 65,514,355
                                                             ===========     ==============         ==========        ============

                                 BLACKROCK FUNDS

                                                                                   INDEX EQUITY PORTFOLIO
                                                           ----------------------------------------------------------------------
                                                                FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                      9/30/98                                9/30/97
                                                           --------------------------------       -------------------------------
                                                             SHARES              VALUE               SHARES             VALUE
                                                           -----------       --------------       -----------       -------------
Shares sold:
     Institutional Class ..................................   7,625,271       $152,924,221          2,462,483         $ 38,257,001
     Service Class ........................................   5,200,839        104,994,634          4,417,051           70,407,935
     Investor A Class .....................................   1,047,368         21,369,817          1,150,737           18,875,513
     Investor B Class .....................................   3,920,396         79,973,652          1,935,614           31,084,295
     Investor C Class .....................................   3,423,349         69,588,194          1,131,696           18,023,818
Shares issued in conversion:
     Institutional Class ..................................   5,052,170        109,328,955                 --                   --
Shares issued in reinvestment of dividends:
     Institutional Class ..................................     119,292          2,346,304            556,932            7,642,144
     Service Class ........................................     136,903          2,682,747            439,467            6,053,435
     Investor A Class .....................................      18,251            356,608             60,839              861,293
     Investor B Class .....................................       8,883            165,166             13,467              192,015
     Investor C Class .....................................       3,340             62,606              2,605               38,351
Shares redeemed:
     Institutional Class ..................................  (3,872,586)       (79,729,578)        (3,014,892)         (47,987,128)
     Service Class ........................................  (3,992,780)       (78,981,985)        (1,684,244)         (26,809,793)
     Investor A Class .....................................    (734,369)       (14,587,954)          (272,772)          (4,364,443)
     Investor B Class .....................................    (443,992)        (8,937,590)           (57,642)            (960,311)
     Investor C Class .....................................    (329,146)        (6,521,053)           (86,128)          (1,382,780)
                                                             ----------       ------------         ----------         ------------
Net increase ..............................................  17,183,189       $355,034,744          7,055,213         $109,931,345
                                                             ==========       ============         ==========         ============

                                                                                     BALANCED PORTFOLIO
                                                           ----------------------------------------------------------------------
                                                                FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                                                      9/30/98                                9/30/97
                                                           --------------------------------       -------------------------------
                                                             SHARES              VALUE               SHARES             VALUE
                                                           -----------       --------------       -----------       -------------
Shares sold:
     Institutional Class .................................    2,422,553       $ 44,222,257            440,057         $  7,176,252
     Service Class .......................................    2,127,472         39,389,262          2,917,801           47,278,637
     Investor A Class ....................................    2,833,309         53,221,039            658,450           10,926,754
     Investor B Class ....................................    1,346,155         24,700,962            867,487           14,542,010
     Investor C Class ....................................       37,034            676,869              4,757               83,032
Shares issued in conversion:
     Institutional Class .................................   17,383,688        329,247,053                 --                   --
Shares issued in reinvestment of dividends:
     Institutional Class .................................      141,176          2,434,702             98,648            1,554,413
     Service Class .......................................      882,573         15,160,573            423,634            6,704,875
     Investor A Class ....................................      447,858          7,687,100            280,237            4,501,717
     Investor B Class ....................................      123,433          2,102,496             33,001              532,907
     Investor C Class ....................................          252              4,293                 23                  392
Shares redeemed:
     Institutional Class .................................   (1,259,763)       (23,720,119)        (1,288,465)         (20,912,724)
     Service Class .......................................   (3,060,250)       (56,191,748)        (2,551,141)         (41,613,142)
     Investor A Class ....................................   (2,786,325)       (52,168,584)          (915,855)         (15,203,656)
     Investor B Class ....................................     (222,825)        (4,092,886)           (94,088)          (1,559,599)
     Investor C Class ....................................       (3,711)           (56,031)                --                   --
                                                             ----------       ------------         ----------         ------------
Net increase .............................................   20,412,629       $382,617,238            874,546         $ 14,011,868
                                                             ==========       ============         ==========         ============

                                 BLACKROCK FUNDS


(E) AT SEPTEMBER 30, 1998, NET ASSETS CONSISTED OF:

                                 LARGE CAP       LARGE CAP       MID-CAP       MID-CAP      SMALL CAP     SMALL CAP     MICRO-CAP
                               VALUE EQUITY    GROWTH EQUITY  VALUE EQUITY  GROWTH EQUITY VALUE EQUITY  GROWTH EQUITY    EQUITY
                                 PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                               --------------  -------------  ------------  ------------- ------------  -------------   ---------
Capital paid in .............. $1,882,151,879   $721,628,410  $260,100,140  $242,691,315  $633,608,695  $1,169,525,477  $20,297,157
Undistributed net investment
   income ....................        169,434        367,688        57,030            --        43,388              --           --
Accumulated net realized
   gain (loss) on investment
   transactions, futures
   contracts and foreign
   exchange contracts ........    158,709,586     67,068,800    (5,486,606)   (1,648,789)   37,605,050     (21,790,603)  (2,808,502)
Net unrealized appreciation
   (depreciation) on
   investment transactions,
   futures contracts and foreign
   exchange contracts ........    271,210,501    370,659,560    (9,540,689)   16,869,771    (5,495,692)    114,745,397      350,886
                               -------------- --------------  ------------  ------------  ------------  --------------  -----------
                               $2,312,241,400 $1,159,724,458  $245,129,875  $257,912,297  $665,761,441  $1,262,480,271  $17,839,541
                               ============== ==============  ============  ============  ============  ==============  ===========

                               INTERNATIONAL     INTERNATIONAL      INTERNATIONAL        SELECT            INDEX
                                  EQUITY        SMALL CAP EQUITY   EMERGING MARKETS      EQUITY           EQUITY         BALANCED
                                 PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
                               -------------    ----------------   ----------------  --------------    ------------    ------------
Capital paid in ............. $1,092,125,571      $20,492,043        $184,212,812    $1,079,740,812    $607,630,101    $499,177,500
Undistributed net investment
   income ...................      2,815,849               --             604,210           140,691         520,550         123,254
Accumulated net realized
   gain (loss) on investment
   transactions, futures
   contracts and foreign
   exchange contracts .......     65,280,848        2,087,928         (24,460,838)       49,251,755      (1,652,607)     19,320,442
Net unrealized appreciation
   (depreciation) on
   investment transactions,
   futures contracts and foreign
   exchange contracts .......     28,875,291       (3,346,367)        (67,547,823)      438,432,793     214,851,962     176,632,139
                              --------------      -----------        ------------    --------------    ------------    ------------
                              $1,189,097,559      $19,233,604        $ 92,808,361    $1,567,566,051    $821,350,006    $695,253,335
                              ==============      ===========        ============    ==============    ============    ============

(F)  CAPITAL LOSS CARRYOVERS

     At September 30, 1998, a capital loss carryover of $563,816, which expires September 30, 2006, was available to offset possible future realized gains in the Mid-Cap Growth Equity Portfolio. At September 30, 1998, deferred post-October losses for Mid-Cap Value Equity Portfolio were $5,482,102, for Mid-Cap Growth Equity Portfolio were $1,722,725, for Small Cap Growth Equity Portfolio were $23,311,634, and for Micro-Cap Equity Portfolio were $2,657,882.


(G)  PNC COMMON TRUST CONVERSION

     On January 22, 1998, January 13, 1998 and February 9, 1998, the Board of Trustees of the Fund, the Board of Directors of PNC Bank and the Board of Directors of PNC Bank, Delaware, respectively, approved an asset purchase agreement among the Fund, PNC Bank, Delaware regarding 25 common trust funds for which either PNC Bank or PNC Bank, Delaware serve as trustee (each a "PNC Common Trust Fund"). The agreement provided for the acquisition by the Fund of all of the assets and liabilities of each PNC Common Trust Fund managed by the Advisor in a tax-free exchange for Institutional Shares of the corresponding Portfolio(s) of the Fund and the distribution of such Institutional Shares to the participating trusts of the PNC Common Trust Funds in liquidation of the PNC Common Trust Funds.

                                 BLACKROCK FUNDS

                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

     The following is a summary of shares issued, net assets converted, net assets value per share issued and unrealized appreciation of assets acquired as of the conversion date.


FUNDS CONVERTED ON MAY 4, 1998:

PNC                                       BLACKROCK               SHARES         NET ASSETS      NET ASSETS VALUE      UNREALIZED
COMMON TRUST FUND                           FUND                  ISSUED          CONVERTED      PER SHARE ISSUED     APPRECIATION
---------------------------       -----------------------       ----------      ------------     ----------------     ------------
PNC Large Cap Value Equity        Large Cap Value Equity        36,221,776      $639,314,346          $17.65          $186,859,990
PNC Equity Growth & Income        Large Cap Value Equity        30,883,995       545,102,512           17.65           140,016,238
PNC Large Cap Growth Equity       Large Cap Growth Equity       22,346,262       431,506,319           19.31           128,998,512
PNC Mid-Cap Value Equity          Mid-Cap Value Equity           8,024,645       109,937,637           13.70            18,239,174
PNC Mid-Cap Growth Equity         Mid-Cap Growth Equity          8,432,259       108,860,464           12.91            20,616,729
PNC Small Cap Value Equity        Small Cap Value Equity        15,644,346       308,037,173           19.69            76,920,198
PNC Small Cap Growth Equity       Small Cap Growth Equity       30,529,187       687,822,581           22.53           194,362,010
PNC International Equity          International Equity          47,132,261       737,148,562           15.64           159,658,329
PNC Select Equity                 Select Equity                 47,552,529       912,057,506           19.18           387,681,390
PNC Index Equity                  Index Equity                   5,052,170       109,328,955           21.64            29,512,732


FUNDS CONVERTED ON MAY 18, 1998:
PNC Income                        Large Cap Value Equity         6,783,970       118,176,765           17.42            33,602,127
PNC Balanced                      Balanced                      17,383,688       329,247,053           18.94           103,701,340

                                 BLACKROCK FUNDS

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF THE BLACKROCK FUNDS:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, of the Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Micro-Cap Equity, International Equity, International Emerging Markets, and Select Equity Portfolios and the statements of net assets of International Small Cap Equity and Index Equity Portfolios of the BlackRock Funds (the "Fund"), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Large Cap Value Equity, Large Cap Growth Equity, Mid-Cap Value Equity, Mid-Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Micro-Cap Equity, International Equity, International Small Cap Equity, International Emerging Markets, Select Equity, Index Equity and Balanced Portfolios of the Fund at September 30, 1998, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 1998 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 13, 1998

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        THE DFA INVESTMENT TRUST COMPANY
                          THE U.S. LARGE COMPANY SERIES



                       TEN MONTHS ENDED SEPTEMBER 30, 1998
                                   (UNAUDITED)

  TABLE OF CONTENTS                             THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES

                                                             Page
         Schedule of Investments ...........................   91
         Statement of Net Assets ...........................   95
         Statement of Assets and Liabilities ...............  100
         Statements of Operations ..........................  101
         Statements of Changes in Net Assets ...............  102
         Financial Highlights ..............................  103
         Notes to Financial Statements .....................  104
         Report of Independent Accountants .................  106



THIS REPORT IS SUBMITTED FOR THE INFORMATION OF THE FUND'S SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

  SCHEDULE OF INVESTMENTS                       THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES

--------------------------------------------------------------------------------
                                          SEPTEMBER 30, 1998
                                        -----------------------
                                              (UNAUDITED)
                                        SHARES    VALUE(DAGGER)
                                        ------    -------------
  COMMON STOCKS -- (100%)
   3COM Corp. ........................  57,100    $  1,714,784*
   AMP, Inc. .........................  34,804       1,244,243#
   AMR Corp. .........................  28,800       1,596,600
   AON Corp. .........................  26,700       1,722,150#
   AT & T Corp. ...................... 277,239      16,201,154
   Abbott Laboratories ............... 244,800      10,633,500
   Adobe Systems .....................  10,700         371,491
   Advanced Micro Devices, Inc. ......  22,900         425,081*
   Aeroquip Vickers, Inc. ............   4,500         129,375
   Aetna Inc. ........................  22,937       1,594,122
   Ahmanson (H.F.) & Co. .............  19,500       1,082,250
   Air Products & Chemicals, Inc. ....  36,700       1,091,825
   Airtouch Communications, Inc. .....  91,060       5,190,420*
   Alberto-Culver Co. Class B ........   8,900         208,038
   Albertson's Inc. ..................  39,100       2,116,288#
   Alcan Aluminum, Ltd. ..............  36,100         846,094
   Allegheny Teledyne, Inc. ..........  31,335         558,155
   Allergan, Inc. ....................  10,400         607,100
   AlliedSignal, Inc. ................  89,100       3,151,913
   Allstate Corp. .................... 131,800       5,494,413
   Alltel Corp. ......................  43,600       2,065,550
   Aluminum Co. of America ...........  29,500       2,094,500
   Alza Corp. ........................  13,700         594,238*#
   Amerada Hess Corp. ................  14,400         830,700
   Ameren Corp. ......................  21,900         918,431
   American Electric Power Co., Inc ..  30,300       1,479,019#
   American Express Co. ..............  72,600       5,635,575
   American General Corp. ............  40,100       2,561,388
   American Greetings Corp. Class A ..  11,400         451,013
   American Home Products Corp. ...... 209,200      10,956,850#
   American International Group,
     Inc. ............................ 166,789      12,842,753
   American Stores Co. ...............  43,700       1,406,594
   Ameritech Corp. ................... 175,200       8,300,100
   Amgen, Inc. .......................  40,300       3,050,206*
   Amoco Corp. ....................... 151,700       8,172,838
   Anadarko Petroleum Corp. ..........  19,000         746,938
   Andrew Corp. ......................  13,893         184,516*
   Anheuser-Busch Companies, Inc. ....  76,600       4,136,400
   Apache Corp. ......................  15,600         418,275
   Apple Computer, Inc. ..............  21,300         812,728*#
   Applied Materials, Inc. ...........  58,300       1,473,897*
   Archer-Daniels Midland Co. ........  95,305       1,596,359
   Armco, Inc. .......................  17,100          85,500*
   Armstrong World Industries, Inc. ..   6,400         342,400#
   Asarco, Inc. ......................   6,350         121,444
   Ascend Communications .............  31,600       1,438,788*#
   Ashland, Inc. .....................  12,100         559,625
   Associates First Capital Corp.
     Class A .........................  54,755       3,572,764
   Atlantic Richfield Co. ............  50,800       3,603,625
   Autodesk, Inc. ....................   7,500         197,109
   Automatic Data Processing, Inc. ...  48,000       3,588,000
   Autozone, Inc. ....................  24,300         598,388*
   Avery Dennison Corp. ..............  18,500         808,219
   Avon Products, Inc. ...............  41,900       1,175,819
   BB&T Corp. ........................  45,400       1,359,163
   BMC Software, Inc. ................  32,300       1,939,009*
   Baker Hughes, Inc. ................  50,610       1,059,647
   Ball Corp. ........................   4,800         169,200
   Baltimore Gas & Electric Co. ......  23,650         789,319
   Banc One Corp. .................... 112,132       4,779,627
   BankAmerica Corp. ................. 108,736       6,537,752
   BankBoston Corp. ..................  46,800       1,544,400
   Bank of New York Co., Inc. ........ 118,500       3,243,938
   Bankers Trust Co. .................  15,400         908,600#

--------------------------------------------------------------------------------
                                          SEPTEMBER 30, 1998
                                        -----------------------
                                              (UNAUDITED)
                                        SHARES    VALUE(DAGGER)
                                        ------    -------------
   Bard (C.R.), Inc. .................   8,900    $    328,188
   Barrick Gold Corp. ................  59,200       1,184,000
   Battle Mountain Gold Co. ..........  36,500         221,281
   Bausch & Lomb, Inc. ...............   8,900         350,438
   Baxter International, Inc. ........  45,300       2,695,350
   Bear Stearns Co. ..................  18,000         556,875
   Becton Dickinson & Co. ............  39,400       1,620,325
   Bell Atlantic Corp. ............... 236,838      11,471,841
   Bellsouth Corp. ................... 146,300      11,009,075
   Bemis Co., Inc. ...................   8,500         298,031
   Bestfoods, Inc. ...................  45,600       2,208,750
   Bethlehem Steel Corp. .............  20,600         169,950*
   Biomet, Inc. ......................  17,900         621,466
   Black & Decker Corp. ..............  14,900         620,213#
   Block (H.R.), Inc. ................  16,900         699,238
   Boeing Co. ........................ 160,606       5,510,793
   Boise Cascade Corp. ...............   8,900         225,281
   Boston Scientific Corp. ...........  31,200       1,602,900*
   Briggs & Stratton Corp. ...........   3,800         156,275
   Bristol Myers Squibb Co. .......... 158,300      16,443,413
   Brown-Forman Corp. Class B ........  11,000         660,000
   Browning-Ferris Industries, Inc. ..  27,700         837,925
   Brunswick Corp. ...................  15,700         203,119
   Burlington Northern Santa Fe
     Corp. ...........................  75,111       2,403,552
   Burlington Resources, Inc. ........  28,200       1,053,975
   CBS Corp. ......................... 113,800       2,759,650
   CIGNA Corp. .......................  33,900       2,241,638
   CSX Corp. .........................  34,600       1,455,363
   CVS Corp. .........................  62,016       2,717,076
   Cabletron Systems, Inc. ...........  26,100         293,625*
   Campbell Soup Co. .................  71,400       3,583,388
   Capital One Financial .............  10,400       1,076,400
   Cardinal Health, Inc. .............  21,200       2,188,900#
   Carolina Power & Light Co. ........  24,100       1,113,119#
   Case Corp. ........................  11,800         256,650#
   Caterpillar, Inc. .................  57,800       2,575,713#
   Cendent Corp. ..................... 136,200       1,583,325*
   Centex Corp. ......................   9,500         327,750
   Central & South West Corp. ........  33,900         968,269
   Ceridian Corp. ....................  11,453         657,116*
   Champion International Corp. ......  15,100         472,819
   Chase Manhattan Corp. ............. 136,292       5,894,629
   Chevron Corp. ..................... 104,000       8,742,500
   Chrysler Corp. .................... 102,800       4,921,550
   Chubb Corp. .......................  26,600       1,675,800#
   Cincinnati Financial ..............  26,700         821,025
   Cincinnati Milacron, Inc. .........   6,200          95,713
   Cinergy Corp. .....................  25,093         959,807
   Circuit City Stores, Inc. .........  15,800         526,338#
   Cisco Systems, Inc. ............... 246,900      15,269,222*
   Citicorp ..........................  71,800       6,672,913
   Clear Channel Communications,
     Inc. ............................  39,566       1,879,385*
   Clorox Co. ........................  16,500       1,361,250
   Coastal Corp. .....................  33,700       1,137,375
   Coca-Cola Co. ..................... 381,900      22,006,988
   Colgate-Palmolive Co. .............  47,200       3,233,200
   Columbia Energy Group .............  13,200         773,850#
   Columbia/HCA Healthcare Corp. ..... 102,682       2,060,058#
   Comcast Corp. Class A Special .....  58,500       2,747,672
   Comerica, Inc. ....................  24,850       1,362,091
   Compaq Computer Corp. ............. 265,724       8,403,522
   Computer Associates International,
     Inc. ............................  89,300       3,304,100
   Computer Sciences Corp. ...........  24,900       1,357,050#
   Conagra, Inc. .....................  77,500       2,087,656#
   Conseco, Inc. .....................  49,688       1,518,590#

See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                       THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------
                                          SEPTEMBER 30, 1998
                                        -----------------------
                                              (UNAUDITED)
                                        SHARES    VALUE(DAGGER)
                                        ------    -------------
   Consolidated Edison Co. of
     New York, Inc. ..................  37,300  $    1,944,263
   Consolidated Natural Gas Co. ......  15,200         828,400
   Consolidated Stores ...............  17,400         341,475*
   Cooper Industries, Inc. ...........  18,400         749,800
   Cooper Tire & Rubber Co. ..........  12,400         223,200
   Coors (Adolph) Co. Class B ........   5,800         266,619
   Corning, Inc. .....................  36,800       1,083,300#
   Costco Companies, Inc. ............  34,303       1,625,105*
   Countrywide Credit Industries,
      Inc. ...........................  17,700         736,763
   Crane Co. .........................  10,900         256,150
   Crown Cork & Seal Co., Inc. .......  19,700         526,975
   Cummins Engine Co., Inc. ..........   6,100         181,475#
   Cyprus Amax Minerals Co., Inc. ....  14,850         196,763
   DTE Energy Co. ....................  23,100       1,043,831
   Dana Corp. ........................  26,142         975,423
   Darden Restaurants, Inc. ..........  22,400         358,400
   Data General Corp. ................   7,900          85,913*
   Dayton-Hudson Corp. ...............  69,600       2,488,200
   Deere & Co. .......................  39,100       1,182,775#
   Dell Computer Corp. ............... 201,400      13,248,344*
   Delta Air Lines, Inc. .............  12,000       1,167,000
   Deluxe Corp. ......................  12,800         364,000
   Dillard Department Stores, Inc.
     Class A .........................  17,600         498,300
   Disney (Walt) Co. ................. 325,300       8,234,156
   Dollar General Corp. ..............  29,175         776,784#
   Dominion Resources, Inc. VA .......  31,100       1,387,838
   Donnelley (R.R.) & Sons Co. .......  22,300         784,681#
   Dover Corp. .......................  35,400       1,092,975
   Dow Chemical Co. ..................  35,700       3,050,119#
   Dow Jones & Co., Inc. .............  14,900         692,850
   DuPont (E.I.) de Nemours & Co. .... 179,600      10,080,050
   Duke Energy Corp. .................  57,241       3,788,639
   Dun & Bradstreet Corp. ............  27,100         731,700#
   E G & G, Inc. .....................   7,300         165,163
   EMC Corp., MA .....................  79,400       4,540,688*#
   Eastern Enterprises ...............   3,200         134,800
   Eastman Chemical Co. ..............  12,550         632,991#
   Eastman Kodak Co. .................  51,500       3,981,594
   Eaton Corp. .......................  11,400         714,638
   Ecolab, Inc. ......................  20,600         585,813
   Edison International ..............  56,200       1,443,638
   Electronic Data ...................  78,400       2,601,900
   Emerson Electric Co. ..............  70,000       4,357,500#
   Engelhard Corp. ...................  22,874         404,584
   Enron Corp. .......................  52,500       2,772,656
   Entergy Corp. .....................  39,100       1,202,325#
   Equifax Corp. .....................  23,400         835,088
   Exxon Corp. ....................... 377,600      26,502,800
   FDX Corp. .........................  23,400       1,055,925*
   FMC Corp. .........................   5,500         283,594
   FPL Group, Inc. ...................  28,800       2,007,000#
   Fannie Mae ........................ 164,800      10,588,400
   Federated Department Stores,
      Inc. ...........................  33,400       1,214,925*#
   Fifth Third Bancorp. ..............  42,500       2,437,109
   First Chicago NBD Corp. ...........  45,493       3,116,271
   First Data Corp. ..................  70,900       1,666,150
   First Energy Corp. ................  37,600       1,167,950
   First Union Corp. ................. 154,164       7,891,270
   Fleet Financial Group, Inc. .......  45,064       3,309,388
   Fleetwood Enterprises, Inc. .......   5,500         166,031
   Fluor Corp. .......................  13,000         533,813#
   Ford Motor Co. .................... 192,300       9,026,081
   Fort James Corp. ..................  34,900       1,145,156
   Fortune Brands ....................  27,400         811,725
   Foster Wheeler Corp. ..............   6,450          88,688

--------------------------------------------------------------------------------
                                          SEPTEMBER 30, 1998
                                        -----------------------
                                              (UNAUDITED)
                                        SHARES    VALUE(DAGGER)
                                        ------    -------------
   Franklin Resources Inc. ...........  40,300    $  1,209,000#
   Freddie Mac. ...................... 107,600       5,319,475
   Freeport McMoran Cooper & Gold, Inc.
    Class B ..........................  28,600         339,625
   Frontier Corporation ..............  27,300         747,338
   Fruit of the Loom, Inc. Class A ...  11,500         173,219*
   GPU, Inc. .........................  20,400         867,000
   GTE Corp. ......................... 153,400       8,437,000
   Gannett Co., Inc. .................  45,400       2,431,738#
   Gap, Inc. .........................  62,300       3,286,325#
   Gateway 2000 Inc. .................  24,700       1,287,488*#
   General Dynamics Corp. ............  20,100       1,008,769#
   General Electric Co. .............. 516,800      41,117,900
   General Instrument Corp. ..........  23,880         516,405*
   General Mills, Inc. ...............  24,800       1,736,000
   General Motors Corp. .............. 103,800       5,676,563
   General RE Corp. ..................  12,000       2,436,000
   General Signal Corp. ..............   6,900         234,169
   Genuine Parts Co. .................  28,275         850,017
   Georgia-Pacific Group .............  14,900         679,813
   Giant Food, Inc. Class A ..........   8,600         371,413
   Gillette Co. ...................... 178,600       6,831,450
   Golden West Financial Corp. .......   9,200         752,675
   Goodrich (B.F.) Co. ...............  11,800         385,713
   Goodyear Tire & Rubber Co. ........  24,800       1,274,100
   Grainger (W.W.), Inc. .............  15,600         657,150
   Great Atlantic & Pacific Tea
     Co., Inc. .......................   6,100         147,925
   Great Lakes Chemical Corp. ........   9,400         365,425
   Guidant Corp. .....................  23,900       1,774,575#
   HBO & Co. .........................  68,600       1,982,969
   HCR Manor Care ....................  10,100         296,056*
   Halliburton Co. ...................  69,800       1,993,663#
   Harcourt General, Inc. ............  11,223         542,913
   Harnischfeger Industries, Inc. ....   7,576          85,230
   Harrahs Entertainment, Inc. .......  16,100         214,331*
   Harris Corp. ......................  12,700         406,400
   Hartford (The) Financial
     Services Group ..................  37,200       1,764,675
   Hasbro, Inc. ......................  20,799         613,571#
   Healthsouth Rehabilitation Corp. ..  67,100         708,744*#
   Health Care & Rehab ...............   7,100         208,119
   Heinz (H.J.) Co. ..................  57,600       2,944,800
   Helmerich & Payne, Inc. ...........   8,000         168,000
   Hercules, Inc. ....................  15,000         450,938
   Hershey Foods Corp. ...............  22,600       1,546,688#
   Hewlett-Packard Co. ............... 165,200       8,745,275#
   Hilton Hotels Corp. ...............  39,200         668,850
   Home Depot, Inc. .................. 233,344       9,217,088#
   Homestake Mining Co. ..............  33,600         407,400#
   Honeywell, Inc. ...................  20,000       1,281,250
   Household International, Inc. .....  78,212       2,932,950
   Houston Industries, Inc. ..........  47,124       1,466,735
   Humana, Inc. ......................  26,600         435,575*
   Huntington Bancshares, Inc. .......  33,730         841,142
   IMS Health, Inc. ..................  26,400       1,635,150
   ITT Corp. .........................  18,800         636,850
   Ikon Office Solutions, Inc. .......  21,500         154,531
   Illinois Tool Works, Inc. .........  39,800       2,169,100#
   Inco, Ltd. ........................  26,400         270,600
   Ingersoll-Rand Co. ................  26,200         993,963
   Intel Corp. ....................... 267,200      22,920,750
   International Business
     Machines Corp. .................. 148,300      18,982,400
   International Flavors &
     Fragrances, Inc. ................  17,100         564,300#
   International Paper Co. ...........  48,900       2,279,963
   Interpublic Group of Companies,
     Inc. ............................  21,750       1,173,141#
   Jefferson-Pilot Corp. .............  16,975       1,026,988

See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                       THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------
                                          SEPTEMBER 30, 1998
                                        -----------------------
                                              (UNAUDITED)
                                        SHARES    VALUE(DAGGER)
                                        ------    -------------
   Johnson & Johnson ................. 203,800   $  15,947,350#
   Johnson Controls, Inc. ............  13,400         623,100
   Jostens, Inc. .....................   5,900         122,425
   KLA-Tencor Corp. ..................  13,800         343,706*
   K Mart Corp. ......................  78,300         934,706*
   Kaufman & Broad Home Corp. ........   6,300         147,656
   Kellogg Co. .......................  64,800       2,134,350
   Kerr-McGee Corp. ..................   7,600         345,800
   Keycorp ...........................  69,800       2,015,475
   Kimberly Clark Corp. ..............  86,904       3,519,612
   King World Productions, Inc. ......  11,600         303,050*
   Knight Ridder, Inc. ...............  12,452         554,114#
   Kohls Corp. .......................  25,100         978,900*#
   Kroger Co. ........................  40,600       2,030,000*
   LSI Logic Corp. ...................  22,400         282,800*
   Laidlaw, Inc. Class B Non-Voting ..  52,300         493,581
   Lehman Bros. HL ...................  18,700         528,275
   Lilly (Eli) & Co. ................. 174,900      13,696,856
   Limited, Inc. .....................  36,200         794,138#
   Lincoln National Corp. ............  15,800       1,299,550
   Liz Claiborne, Inc. ...............  10,500         274,969
   Lockheed Martin Corp. .............  31,057       3,130,934
   Loews Corp. .......................  18,300       1,544,063
   Longs Drug Stores Corp. ...........   6,200         249,163
   Louisiana Pacific Corp. ...........  17,400         354,525
   Lowe's Companies, Inc. ............  56,000       1,781,500
   Lucent Technologies, Inc. ......... 208,700      14,413,344
   MBIA, Inc. ........................  15,900         853,631
   MBNA Corp. ........................  79,830       2,285,134
   MCI Worldcom, Inc. ................ 282,401      13,811,174*
   MGIC Investment Corp. .............  18,000         663,750
   Mallinckrodt Group, Inc. ..........  11,600         235,625
   Marriott International, Inc. ......  40,000         955,000
   Marsh & McLennan Companies, Inc. ..  40,800       2,029,800
   Masco Corp. .......................  54,000       1,329,750#
   Mattel, Inc. ......................  46,352       1,297,856#
   May Department Stores Co. .........  36,700       1,890,050
   Maytag Corp. ......................  14,700         701,925
   McDermott International, Inc. .....   9,500         255,906
   McDonalds Corp. ................... 108,800       6,494,000
   McGraw-Hill Companies, Inc. .......  15,700       1,244,225
   Mead Corp. ........................  16,400         482,775
   Mediaone Group, Inc. ..............  96,700       4,297,106*#
   Medtronic, Inc. ...................  74,500       4,311,688
   Mellon Bank Corp. .................  41,400       2,279,588
   Mercantile Bank ...................  24,200       1,170,675#
   Merck & Co., Inc. ................. 189,000      24,487,313#
   Meredith Corp. ....................   8,400         268,800
   Merrill Lynch & Co., Inc. .........  55,200       2,615,100
   Meyer Fred Inc. ...................  24,500         952,437*#
   Micron Technology, Inc. ...........  33,800       1,028,788*#
   Microsoft Corp. ................... 381,600      42,011,775*
   Millipore Corp. ...................   7,000         133,438
   Minnesota Mining & Manufacturing
     Co. .............................  64,000       4,716,000#
   Mirage Resorts, Inc. ..............  28,600         479,050*#
   Mobil Corp. ....................... 124,400       9,446,625
   Monsanto Co. ......................  95,700       5,395,088
   Moore Corp., Ltd. .................  14,100         148,931
   Morgan (J.P.) & Co., Inc. .........  28,200       2,386,425
   Morgan Stanley Group, Inc. ........  93,009       4,005,200
   Morton International, Inc. ........  20,800         455,000
   Motorola, Inc. ....................  94,800       4,046,775
   Nacco Industries, Inc. Class A ....   1,300         130,000
   Nalco Chemical Co. ................  10,500         309,750
   National City Corp. ...............  52,367       3,452,949

--------------------------------------------------------------------------------
                                          SEPTEMBER 30, 1998
                                        -----------------------
                                              (UNAUDITED)
                                        SHARES    VALUE(DAGGER)
                                        ------    -------------
   National Semiconductor Corp. ......  26,100    $    252,844*
   National Service Industries, Inc. .   6,700         213,563
   NationsBank Corp. ................. 152,819       8,175,817
   Navistar International Corp. ......  10,800         244,350*
   New York Times Class A ............  30,200         830,500
   Newell Co. ........................  25,800       1,188,413
   Newmont Mining Corp. ..............  24,958         605,232
   Nextel Communications .............  45,252         914,939*
   Niagra Mohawk Power Corp. .........  29,700         456,638*
   Nicor, Inc. .......................   7,600         314,925
   Nike, Inc. Class B ................  45,900       1,689,694#
   Nordstrom, Inc. ...................  24,000         593,250
   Norfolk Southern Corp. ............  60,100       1,746,656
   Northern States Power Co. MN ......  24,000         673,500
   Northern Telecom, Ltd. ............ 103,760       3,320,320
   Northern Trust Co. ................  17,700       1,206,366
   Northrop Grumman Corp. ............  10,900         795,700
   Norwest Corp. ..................... 121,600       4,354,800
   Novell, Inc. ......................  56,100         685,472*
   Nucor Corp. .......................  14,000         568,750#
   Occidental Petroleum Corp. ........  56,000       1,204,000
   Omnicom Group .....................  27,000       1,215,000
   Oneok, Inc. .......................   5,000         170,000
   Oracle Systems Corp. .............. 154,662       4,509,364*#
   Oryx Energy Co. ...................  16,900         218,644*
   Owens-Corning Fiberglass Corp. ....   8,600         280,038
   Owens-Illinois, Inc. ..............  24,700         617,500*#
   PECO Energy Co. ...................  35,500       1,297,969
   PG&E Corp. ........................  60,800       1,941,800
   PNC Bank Corp. ....................  47,950       2,157,750
   PPG Industries, Inc. ..............  28,000       1,527,750
   Paccar, Inc. ......................  12,320         507,815
   PacifiCorp. .......................  47,200         905,650
   Pall Corp. ........................  19,700         437,094
   Parametric Technology Corp. .......  43,300         437,059*
   Parker-Hannifin Corp. .............  17,525         520,273
   Paychex Inc. ......................  25,800       1,327,088
   Penney (J.C.) Co., Inc. ...........  40,100       1,801,994#
   Pennsylvania Power & Light ........  24,000         621,000#
   Pennzoil Co. ......................   7,600         266,475
   Peoples Energy Corp. ..............   5,600         201,600
   Pep Boys -- Manny, Moe & Jack .....  10,100         135,088
   PepsiCo, Inc. ..................... 234,000       6,888,375
   Perkin Elmer Corp. ................   7,800         535,763#
   Pfizer, Inc. ...................... 197,700      20,943,844
   Pharmacia & Upjohn, Inc. ..........  80,580       4,044,109
   Phelps Dodge Corp. ................   9,300         485,344
   Phillip Morris Companies, Inc. .... 376,500      17,342,531
   Phillips Petroleum Co. ............  41,200       1,859,150
   Pioneer Hi-Bred International,
     Inc. ............................  38,401       1,008,026
   Pitney Bowes, Inc. ................  43,800       2,389,838
   Placer Dome, Inc. .................  39,800         549,738
   Polaroid Corp. ....................   7,000         171,938
   Potlatch Corp. ....................   4,600         156,688
   Praxair, Inc. .....................  25,100         820,456
   Procter & Gamble Co. .............. 212,832      15,097,770
   Progressive Corp. .................  11,400       1,285,350#
   Provident Companies ...............  21,400         722,250
   Providian Financial Corp. .........  15,200       1,289,150
   Public Service Enterprise Group,
     Inc. ............................  37,000       1,454,563
   Pulte Corp. .......................   6,800         167,025
   Quaker Oats Co. ...................  21,700       1,280,300
   Ralston Purina Co. ................  49,600       1,450,800
   Raychem Corp. .....................  13,300         324,188
   Raytheon Co. Class B ..............  54,000       2,912,625

See accompanying notes to financial statements.

  SCHEDULE OF INVESTMENTS                       THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------
                                          SEPTEMBER 30, 1998
                                        -----------------------
                                              (UNAUDITED)
                                        SHARES    VALUE(DAGGER)
                                        ------    -------------
   Reebok International, Ltd. ........   9,000    $    122,063#
   Regions Financial Co. .............  34,100       1,235,059
   Republic Bank of New York .........  17,200         679,400
   Reynolds Metals Co. ...............  11,400         579,263
   Rite Aid Corp. ....................  41,000       1,455,500#
   RJR Nabisco Holdings ..............  51,700       1,302,194
   Rockwell International Corp. ......  30,500       1,101,813#
   Rohm & Haas Co. ...................  28,300         787,094#
   Rowan Companies, Inc. .............  13,700         153,269*
   Royal Dutch Petroleum Co. ......... 340,900      16,235,363#
   Rubbermaid, Inc. ..................  23,800         569,713#
   Russell Corp. .....................   5,800         152,250
   Ryder System, Inc. ................  11,700         291,038
   SBC Communications, Inc. .......... 281,708      12,518,399
   SLM Holding Corp. .................  26,600         862,838
   Safeco Corp. ......................  22,500         937,266
   Saint Jude Medical, Inc. ..........  13,350         308,719*
   Saint Paul Companies, Inc. ........  37,542       1,220,115
   Sara Lee Corp. ....................  74,000       3,996,000
   Schering-Plough Corp. ............. 116,500      12,065,031
   Schlumberger, Ltd. ................  86,400       4,347,000
   Schwab (Charles) Corp. ............  42,550       1,675,406
   Scientific-Atlanta, Inc. ..........  12,500         264,063
   Seagate Technology, Inc. ..........  38,600         967,413*
   Seagram Co., Ltd. .................  55,200       1,583,550
   Sealed Air Corp. ..................  13,292         423,683*
   Sears, Roebuck & Co. ..............  62,400       2,757,300
   Sempra Energy .....................  38,145         994,154#
   Service Corp. International .......  40,800       1,300,500
   Shared Medical Systems Corp. ......   4,200         223,388#
   Sherwin-Williams Co. ..............  27,400         592,525
   Sigma-Aldrich Corp. ...............  16,000         462,500
   Silicon Graphics, Inc. ............  30,000         281,250*
   Snap-On, Inc. .....................   9,400         289,638
   Sonat, Inc. .......................  17,500         522,813
   Southern Co. ...................... 110,900       3,264,619
   Southwest Airlines Co. ............  53,400       1,068,000
   Springs Industries, Inc. Class A ..   3,050         105,988
   Sprint Corp. ......................  68,400       4,924,800
   Stanley Works .....................  14,100         419,475
   State Street Corp. ................  25,800       1,407,713
   Stone Container Corp. .............  16,700         144,038*
   Summit Bancorp ....................  27,800       1,042,500
   Sun Company, Inc. .................  14,800         473,600
   Sun Microsystems ..................  60,240       3,002,588*
   Sunamerica Inc. ...................  31,150       1,900,150
   Suntrust Banks, Inc. ..............  33,300       2,064,600#
   Supervalu, Inc. ...................  19,200         447,600
   Synovus Financial Corp. ...........  41,850         826,538#
   Sysco Corp. .......................  53,700       1,265,306
   TJX Companies, Inc. ...............  50,500         899,531#
   TRW, Inc. .........................  19,400         860,875
   Tandy Corp. .......................  15,930         852,255
   Tektronix, Inc. ...................   7,950         123,225
   Tele-Communications, Inc. Class A .  83,400       3,265,631*#
   Tellabs, Inc. .....................  30,800       1,227,188*#
   Temple-Inland, Inc. ...............   8,800         421,300
   Tenet Healthcare Corp. ............  48,900       1,405,875*
   Tenneco, Inc. .....................  26,900         884,338
   Texaco, Inc. ......................  85,100       5,334,706
   Texas Instruments, Inc. ...........  61,800       3,259,950
   Texas Utilities Co. ...............  44,397       2,067,235
   Textron, Inc. .....................  26,200       1,588,375
   Thermo-Electron Group .............  26,300         396,144*
   Thomas & Betts Corp. ..............   9,000         342,563

--------------------------------------------------------------------------------
                                          SEPTEMBER 30, 1998
                                        -----------------------
                                              (UNAUDITED)
                                        SHARES    VALUE(DAGGER)
                                        ------    -------------
   Time Warner, Inc. .................  95,400    $  8,353,463#
   Times Mirror Co. Class A ..........  13,900         738,438#
   Timken Co. ........................   9,900         149,738
   Torchmark Corp. ...................  22,300         801,406
   Toys "R" Us, Inc. .................  43,900         710,631*
   Transamerica Corp. ................   9,900       1,049,400
   Travelers Group, Inc. ............. 183,868       6,895,050#
   Tribune Co. .......................  19,400         976,063#
   Tricon Global Rest. ...............  24,060         938,340*
   Tupperware Corp. ..................   9,200         108,100
   Tyco International, Ltd. ..........  93,300       5,154,825#
   UNUM Corp. ........................  22,100       1,098,094#
   US Airways Group, Inc. ............  14,800         749,250*
   US Bancorp ........................ 117,900       4,192,819
   US West, Inc. Media Group .........  79,481       4,167,785
   UST, Inc. .........................  29,500         872,093
   USX-Marathon Group, Inc. ..........  46,100       1,633,669
   USX-US Steel Group ................  14,020         334,728
   Unicom Corp., Inc. ................  34,500       1,289,438
   Unilever NV ....................... 101,800       6,235,250
   Union Camp Corp. ..................  11,000         433,125
   Union Carbide Corp. ...............  21,400         922,875
   Union Pacific Corp. ...............  39,100       1,666,638#
   Union Pacific Resources Group .....  39,876         490,973
   Union Planters Corp. ..............  20,000       1,005,000
   Unisys Corp. ......................  40,300         916,825*
   United Healthcare Corp. ...........  30,900       1,081,500#
   United States Surgical Corp. ......  12,340         514,424
   United Technologies Corp. .........  36,400       2,782,325
   Unocal Corp. ......................  38,200       1,384,750
   VF Corp. ..........................  19,300         716,513
   Venator Group, Inc. ...............  21,500         186,781*
   Viacom, Inc. Class B ..............  56,934       3,302,172*
   Wachovia Corp. ....................  32,800       2,796,200
   Wal-Mart Stores, Inc. ............. 355,100      19,397,338#
   Walgreen Co. ......................  79,100       3,485,344#
   Warner-Lambert Co. ................ 130,300       9,837,650
   Washington Mutual Inc. ............  61,330       2,060,305#
   Waste Management ..................  91,047       4,375,946
   Wells Fargo & Co. .................  13,500       4,792,500
   Wendy's International, Inc. .......  20,300         450,406
   Westvaco Corp. ....................  16,050         385,200
   Weyerhaeuser Co. ..................  31,600       1,333,125
   Whirlpool Corp. ...................  12,100         568,700
   Williamette Industries, Inc. ......  17,700         507,769
   Williams Companies, Inc. ..........  67,697       1,946,289
   Winn-Dixie Stores, Inc. ...........  23,600         877,625#
   Worthington Industries, Inc. ......  15,375         194,109
   W.R. Grace & Co. ..................  12,100         150,494*
   Wrigley (Wm.) Jr. Co. .............  18,400       1,397,250
   Xerox Corp. .......................  52,100       4,415,477
                                       -------  --------------
TOTAL INVESTMENTS--(100%) ............          $1,288,972,796
  (Cost $915,392,655)(DAGGER)(DAGGER)           ==============


--------------------
(DAGGER) See Note B to Financial Statements.
*  Non-Income Producing Securities
#  Total or Partial Securities on Loan
(DAGGER)(DAGGER) Approximates cost for federal income tax purposes.

See accompanying notes to financial statements.

  STATEMENT OF NET ASSETS                          THE U.S. LARGE COMPANY SERIES

  THE U.S. LARGE COMPANY SERIES

--------------------------------------------------------------------------------
                                           NOVEMBER 30, 1997
                                      ---------------------------
                                       SHARES      VALUE(DAGGER)
                                      -------     ---------------
  COMMON STOCKS -- (99.8%)
   3COM Corp. ........................  38,200     $ 1,383,556*
   AMP, Inc. .........................  24,304       1,055,705
   AMR Corp. .........................  10,300       1,248,231*
   AON Corp. .........................  18,475         978,020
   AT & T Corp. ...................... 179,539      10,031,742
   Abbott Laboratories ...............  85,100       5,531,500
   Adobe Systems, Inc. ...............   8,300         348,081
   Advanced Micro Devices, Inc. ......  15,600         340,275*
   Aeroquip Vickers, Inc. ............   3,000         153,187
   Aetna, Inc. .......................  16,537       1,246,476
   Ahmanson (H.F.) & Co. .............  10,800         642,600#
   Air Products & Chemicals, Inc. ....  12,200         935,587
   Airtouch Communications, Inc. .....  55,600       2,182,300*
   Alberto-Culver Co. Class B ........   6,500         202,719
   Albertson's Inc. ..................  27,200       1,207,000
   Alcan Aluminum, Ltd. ..............  25,000         673,437
   Allegheny Teledyne, Inc. ..........  19,400         499,550
   Allergan, Inc. ....................   7,000         237,125
   AlliedSignal, Inc. ................  62,400       2,316,600
   Allstate Corp. ....................  48,127       4,132,906
   Alltel Corp. ......................  20,700         822,825
   Aluminium Co. of America ..........  19,200       1,291,200
   Alza Corp. ........................   9,200         245,525*
   Amerada Hess Corp. ................  10,000         560,000
   American Electric Power Co., Inc. .  21,000       1,040,812
   American Express Co. ..............  51,800       4,085,725
   American General Corp. ............  27,480       1,480,485
   American Greetings Corp. Class A ..   8,100         297,169
   American Home Products Corp. ......  71,600       5,003,050
   American International Group,
     Inc. ............................  77,493       7,812,263
   American Stores Co. ...............  30,300         600,319
   Ameritech Corp. ...................  60,900       4,693,106
   Amgen, Inc. .......................  29,300       1,499,794
   Amoco Corp. .......................  54,300       4,887,000
   Anadarko Petroleum Corp. ..........   6,800         442,000
   Andrew Corp. ......................  10,193         269,796
   Anheuser-Busch Companies, Inc. ....  54,300       2,345,081
   Apache Corp. ......................   9,800         360,150
   Apple Computer, Inc. ..............  14,200         251,606*#
   Applied Materials, Inc. ...........  40,200       1,325,344*
   Archer-Daniels Midland Co. ........  61,991       1,325,058
   Armco, Inc. .......................  11,600          61,625*
   Armstrong World Industries, Inc. ..   4,500         310,219#
   Asarco, Inc. ......................   4,650         115,669
   Ashland, Inc. .....................   8,100         378,169
   Atlantic Richfield Co. ............  35,400       2,885,100#
   Autodesk, Inc. ....................   5,600         215,075
   Automatic Data Processing, Inc. ...  32,400       1,822,500
   Autozone, Inc. ....................  16,700         501,000#
   Avery Dennison Corp. ..............  11,500         481,562
   Avon Products, Inc. ...............  14,700         849,844#
   Baker Hughes, Inc. ................  18,600         778,875
   Ball Corp. ........................   3,300         127,050
   Baltimore Gas & Electric Co. ......  16,350         501,741
   Banc One Corp. ....................  64,411       3,309,115
   Bank of New York Co., Inc. ........  42,000       2,257,500#
   BankAmerica Corp. .................  77,236       5,638,228
   BankBoston Corp. ..................  16,100       1,434,912
   Bankers Trust New York Corp. ......  11,000       1,304,187
   Bard (C.R.), Inc. .................   6,300         188,606
   Barnett Banks, Inc. ...............  21,900       1,541,212
   Barrick Gold Corp. ................  41,300         684,031#
   Battle Mountain Gold Co. ..........  25,200         127,575
   Bausch & Lomb, Inc. ...............   6,100         241,712

--------------------------------------------------------------------------------
                                           NOVEMBER 30, 1997
                                      ---------------------------
                                       SHARES      VALUE(DAGGER)
                                      -------     ---------------
   Baxter International, Inc. ........  31,000     $ 1,569,375
   Bay Networks, Inc. ................  23,200         697,450*
   Becton Dickinson & Co. ............  13,600         701,250
   Bell Atlantic Corp. ...............  85,806       7,658,185
   Bellsouth Corp. ................... 109,400       5,989,650
   Bemis Co., Inc. ...................   5,800         244,325
   Beneficial Corp. ..................   5,700         442,462
   Bethlehem Steel Corp. .............  12,600         129,150*#
   Beverly Enterprises. ..............  12,300         209,100*
   Biomet, Inc. ......................  12,500         298,047
   Black & Decker Corp. ..............  10,200         374,850
   Block (H.&R.), Inc. ...............  11,300         463,300
   Boeing Co. ........................ 110,486       5,869,569
   Boise Cascade Corp. ...............   6,000         202,125
   Boston Scientific Corp. ...........  21,500         971,531*#
   Briggs & Stratton Corp. ...........   2,800         143,150
   Bristol Myers Squibb Co. .......... 110,100      10,308,112
   Brown-Forman Corp. Class B ........   7,900         405,862
   Browning-Ferris Industries, Inc. ..  21,800         777,987
   Brunswick Corp. ...................  10,800         361,125
   Burlington Northern Santa Fe
     Corp. ...........................  17,237       1,577,185
   Burlington Resources, Inc. ........  19,590         871,755#
   CIGNA Corp. .......................   8,300       1,388,175
   CPC International, Inc. ...........  15,900       1,643,662
   CSX Corp. .........................  24,100       1,260,731
   CUC International, Inc. ...........  45,350       1,303,812*
   CVS Corp. .........................  19,000       1,261,125
   Cabletron Systems, Inc. ...........  17,400         400,200*#
   Caliber Systems, Inc. .............   4,300         229,781
   Campbell Soup Co. .................  50,900       2,850,400
   Cardinal Health, Inc. .............  12,100         916,575
   Carolina Power & Light Co. ........  16,700         624,162
   Case Corp. ........................   8,500         527,000#
   Caterpillar, Inc. .................  41,500       1,989,406
   Centex Corp. ......................   3,100         196,462
   Central & South West Corp. ........  23,400         585,000
   Ceridian Corp. ....................   8,700         381,712*#
   Champion International Corp. ......  10,800         578,475
   Charming Shoppes, Inc. ............  11,900          58,198*
   Chase Manhattan Corp. .............  46,796       5,083,215
   Chevron Corp. .....................  72,300       5,797,556
   Chrysler Corp. ....................  74,400       2,552,850
   Chubb Corp. .......................  19,000       1,347,812
   Cincinnati Milacron, Inc. .........   4,400         130,075
   Cinergy Corp. .....................  17,593         626,751
   Circuit City Stores, Inc.
    (Circuit City Group) .............  10,700         351,094*
   Cisco Sytems, Inc. ................  73,800       6,362,944*
   Citicorp ..........................  50,700       6,080,831
   Clear Channel Communications,
     Inc. ............................  10,900         738,475*
   Clorox Co. ........................  11,600         900,450#
   Coastal Corp. .....................  11,750         688,109
   Coca-Cola Co. ..................... 276,300      17,268,750
   Cognizant Corp. ...................  18,100         776,037
   Colgate-Palmolive Co. .............  32,800       2,191,450
   Columbia Gas System, Inc. .........   6,100         443,775
   Columbia/HCA Healthcare Corp. .....  72,182       2,129,369
   Comcast Corp. Class A Special .....  38,550       1,080,605
   Comerica, Inc. ....................  11,800       1,005,212
   Compaq Computer Corp. .............  83,395       5,206,975*
   Computer Associates International,
     Inc. ............................  60,412       3,145,226
   Computer Sciences Corp. ...........   8,400         665,175*
   Conagra, Inc. .....................  52,300       1,879,531
   Conseco, Inc. .....................  20,700         963,844
   Consolidated Edison Co. of New
     York, Inc. ......................  25,900         977,725
   Consolidated Natural Gas Co. ......  10,700         646,012

See accompanying notes to financial statements.

  STATEMENT OF NET ASSETS                          THE U.S. LARGE COMPANY SERIES

--------------------------------------------------------------------------------
                                           NOVEMBER 30, 1997
                                      ---------------------------
                                       SHARES      VALUE(DAGGER)
                                      -------     ---------------
   Cooper Industries, Inc. ...........  13,600      $  702,100
   Cooper Tire & Rubber Co. ..........   8,500         190,187
   Coors (Adolph) Co. Class B ........   4,000         143,500
   Corestates Financial Corp. ........  22,400       1,731,800
   Corning, Inc. .....................  25,600       1,086,400#
   Costco Companies, Inc. ............  23,403       1,038,508*
   Countrywide Credit Industries,
     Inc. ............................  11,600         474,875
   Crane Co. .........................   5,000         210,625
   Crown Cork & Seal Co., Inc. .......  14,300         698,019
   Cummins Engine Co., Inc. ..........   4,200         270,375
   Cyprus Amax Minerals Co., Inc. ....  10,550         193,197
   DSC Communications Corp. ..........  13,200         297,825*
   DTE Energy Co. ....................  16,100         528,281#
   Dana Corp. ........................  11,700         546,975
   Darden Restaurants, Inc. ..........  16,900         200,687
   Data General Corp. ................   5,600         100,450*
   Dayton-Hudson Corp. ...............  24,000       1,594,500
   Deere & Co. .......................  27,900       1,529,269
   Dell Computer Corp. ...............  36,500       3,071,703*#
   Delta Air Lines, Inc. .............   8,000         891,500
   Deluxe Corp. ......................   9,300         328,406#
   Digital Equipment Corp. ...........  16,900         832,325*
   Dillards, Inc. Class A ............  12,100         442,406
   Disney (Walt) Co. .................  74,700       7,091,831
   Dominion Resources, Inc. VA .......  20,600         800,825
   Donnelley (R.R.) & Sons Co. .......  16,200         571,050
   Dover Corp.. ......................  12,400         831,575
   Dow Chemical Co. ..................  25,100       2,478,625
   Dow Jones & Co., Inc. .............  10,800         546,075
   Dresser Industries, Inc. ..........  19,300         721,337
   DuPont (E.I.) de Nemours & Co. .... 124,800       7,558,200
   Duke Power Co. ....................  39,866       2,073,032#
   Dun & Bradstreet Corp. ............  18,800         526,400
   E G & G, Inc. .....................   5,100         100,087
   EMC Corp. MA. .....................  54,400       1,649,000*
   Eastern Enterprises. ..............   2,300          92,575
   Eastman Chemical Co. ..............   8,550         516,206
   Eastman Kodak Co. .................  35,900       2,176,437
   Eaton Corp. .......................   8,600         812,162
   Echlin, Inc. ......................   6,900         218,644#
   Echo Bay Mines, Ltd. ..............  15,500          35,844
   Ecolab, Inc. ......................   7,100         362,100
   Edison International ..............  43,900       1,177,069
   Emerson Electric Co. ..............  49,100       2,700,500
   Engelhard Corp. ...................  16,174         288,099
   Enron Corp. .......................  33,900       1,313,625
   Entergy Corp. .....................  26,800         696,800#
   Equifax, Inc. .....................  16,700         569,887#
   Exxon Corp. ....................... 275,700      16,817,700
   FMC Corp. .........................   4,100         299,556*
   FPL Group, Inc. ...................  20,100       1,124,344#
   Federal Express Corp. .............  12,700         851,694*
   Federal Home Loan Mortgage Corp. ..  76,900       3,172,125
   Federal National Mortgage
     Association ..................... 117,300       6,194,906#
   Federated Department Stores, Inc. .  23,100       1,052,494*
   Fifth Third Bancorp. ..............  17,000       1,193,187
   First Chicago NBD Corp. ...........  32,793       2,566,052
   First Data Corp. ..................  49,000       1,387,312#
   First Union Corp. .................  61,880       3,016,650
   FirstEnergy Corp. .................  25,400         685,800*
   Fleet Financial Group, Inc. .......  27,664       1,827,553
   Fleetwood Enterprises, Inc. .......   4,000         142,750
   Fleming Companies, Inc. ...........   4,200          69,825
   Fluor Corp. .......................   9,500         341,406*
   Ford Motor Co. .................... 132,100       5,680,300

--------------------------------------------------------------------------------
                                           NOVEMBER 30, 1997
                                      ---------------------------
                                       SHARES      VALUE(DAGGER)
                                      -------     ---------------
   Fort James Corp. ..................  20,800      $  813,800
   Fortune Brands, Inc. ..............  19,000         687,562
   Foster Wheeler Corp. ..............   4,450         137,116*#
   Freeport McMoran Copper & Gold,
     Inc. Class B ....................  21,900         458,531#
   Frontier Corp. ....................  18,100         443,450
   Fruit of The Loom, Inc. Class A ...   8,000         186,500*#
   GPU, Inc. .........................  13,500         533,250
   GTE Corp. ......................... 105,500       5,334,344
   Gannett Co., Inc. .................  31,300       1,817,356
   Gap, Inc. .........................  29,700       1,594,519
   General Dynamics Corp. ............   6,800         589,050
   General Electric Co. .............. 364,300      26,867,125
   General Mills, Inc. ...............  17,700       1,309,800
   General Motors Corp. ..............  80,600       4,916,600
   General RE Corp. ..................   8,900       1,766,650
   General Signal Corp. ..............   5,500         224,469
   Genuine Parts Co. .................  19,975         639,200
   Georgia-Pacific Corp. .............  10,200         870,825
   Giant Food, Inc. Class A ..........   6,500         219,375
   Gillette Co. ......................  61,700       5,695,681
   Golden West Financial Corp. .......   6,200         555,675
   Goodrich (B.F.) Co. ...............   5,900         262,550
   Goodyear Tire & Rubber Co. ........  17,200       1,043,825
   Grace (W.R.) and Co. ..............   7,900         574,725
   Grainger (W.W.), Inc. .............   5,500         514,937
   Great Atlantic & Pacific Tea Co.,
     Inc. ............................   4,200         129,675
   Great Lakes Chemical Corp. ........   6,500         291,687*
   Green Tree Financial Corp. ........  15,100         462,437
   Guidant Corp. .....................  16,400       1,053,700
   HBO & Co. .........................  21,900         981,394
   HFS, Inc. .........................  17,600       1,207,800*
   Halliburton Co. ...................  28,100       1,515,644#
   Harcourt General, Inc. ............   8,023         439,259#
   Harland (John H.) Co. .............   3,350          69,303#
   Harnischfeger Industries, Inc. ....   5,476         209,115
   Harrahs Entertainment, Inc. .......  11,400         228,712*
   Harris Corp. ......................   9,000         426,937
   Hartford Financial Services Group,
     Inc. ............................  13,100       1,097,125
   Hasbro, Inc. ......................  14,225         413,414#
   Healthsouth Corp. .................  42,700       1,120,875*
   Heinz (H.J.) Co. ..................  40,950       2,050,059
   Helmerich & Payne, Inc. ...........   2,800         212,975
   Hercules, Inc. ....................  11,100         539,044#
   Hershey Foods Corp. ...............  15,800         969,725
   Hewlett-Packard Co. ............... 114,800       7,009,975
   Hilton Hotels Corp. ...............  27,600         859,050#
   Home Depot, Inc. ..................  80,772       4,518,184
   Homestake Mining Co. ..............  16,400         172,200
   Honeywell, Inc. ...................  14,200         930,100
   Household International, Inc. .....  11,800       1,486,800
   Houston Industries, Inc. ..........  31,500         746,156
   Humana, Inc. ......................  18,100         401,594*
   Huntington Bancshares, Inc. .......  21,000         711,375
   ITT Corp. .........................  13,000         986,375*
   ITT Industries, Inc. ..............  13,300         422,275
   Ikon Office Solutions, Inc. .......  14,800         450,475
   Illinois Tool Works, Inc. .........  27,600       1,512,825
   Inco, Ltd. ........................  18,600         354,562
   Ingersoll-Rand Co. ................  18,300         748,012#
   Inland Steel Industries, Inc. .....   5,400         103,275
   Intel Corp. ....................... 181,500      14,094,609
   International Business Machines
     Corp. ........................... 109,100      11,953,269
   International Flavors & Fragrances,
     Inc. ............................  12,300         592,706
   International Paper Co. ...........  33,500       1,589,156
   Interpublic Group of Companies,
     Inc. ............................  13,850         663,934#

See accompanying notes to financial statements.

  STATEMENT OF NET ASSETS                          THE U.S. LARGE COMPANY SERIES

--------------------------------------------------------------------------------
                                           NOVEMBER 30, 1997
                                      ---------------------------
                                       SHARES      VALUE(DAGGER)
                                      -------     ---------------
   Jefferson-Pilot Corp. .............   7,650      $  583,791
   Johnson & Johnson ................. 146,900       9,245,519
   Johnson Controls, Inc. ............   9,100         416,894
   Jostens, Inc. .....................   4,300         103,200
   K Mart Corp. ......................  53,700         674,606*
   KLA-Tencor Corp. ..................   9,500         367,531*
   Kaufman & Broad Home Corp. ........   4,300          93,256
   Kellogg Co. .......................  45,700       2,119,337
   Kerr-McGee Corp. ..................   5,200         344,825#
   Keycorp. ..........................  23,900       1,611,756
   Kimberly Clark Corp. ..............  61,584       3,206,217
   King World Productions, Inc. ......   4,100         222,937
   Knight Ridder, Inc. ...............   9,500         476,187
   Kroger Co. ........................  28,200         971,138*
   LSI Logic Corp. ...................  15,700         365,025*
   Laidlaw, Inc. .....................  36,500         474,500
   Lilly (Eli) & Co. ................. 122,800       7,744,075
   Limited, Inc. .....................  29,900         719,469
   Lincoln National Corp. ............  11,300         806,538
   Liz Claiborne, Inc. ...............   7,500         376,875
   Lockheed Martin Corp. .............  21,357       2,083,642#
   Loews Corp. .......................  12,800       1,358,400
   Longs Drug Stores Corp. ...........   4,300         125,775
   Louisiana-Pacific Corp. ...........  12,300         248,306#
   Lowe's Companies, Inc. ............  19,300         886,594
   Lucent Technologies, Inc. .........  70,890       5,680,061
   MBIA, Inc. ........................  10,000         628,750
   MBNA Corp. ........................  55,430       1,472,359#
   MCI Communications Corp. ..........  76,400       3,354,438
   MGIC Investment Corp. .............  12,600         736,313#
   Mallinckrodt, Inc. ................   7,900         292,300*
   Manor Care, Inc. ..................   7,300         257,325
   Marriott International, Inc. ......  14,200       1,028,613
   Marsh & McLennan Companies, Inc. ..  18,600       1,384,538#
   Masco Corp. .......................  18,200         857,675
   Mattel, Inc. ......................  32,152       1,288,090
   May Department Stores Co. .........  25,600       1,376,000
   Maytag Corp. ......................  10,700         345,744
   McDermott International, Inc. .....   6,100         192,150
   McDonalds Corp. ...................  75,900       3,681,150#
   McGraw-Hill Companies, Inc. .......  11,100         759,656
   Mead Corp. ........................   6,000         387,375
   Medtronic, Inc. ...................  51,700       2,468,675
   Mellon Bank Corp. .................  27,900       1,581,581#
   Mercantile Stores Co., Inc. .......   4,100         264,963
   Merck & Co., Inc. ................. 134,500      12,718,656
   Meredith Corp. ....................   5,900         205,763
   Merrill Lynch & Co., Inc. .........  36,600       2,568,863#
   Micron Technology, Inc. ...........  23,300         579,588*#
   Microsoft Corp. ................... 133,400      18,871,931*
   Millipore Corp. ...................   4,800         186,000
   Minnesota Mining & Manufacturing
     Co. .............................  45,800       4,462,638
   Mirage Resorts, Inc. ..............  19,700         467,875*#
   Mobil Corp. .......................  86,900       6,251,369
   Monsanto Co. ......................  65,200       2,848,425
   Moore Corp., Ltd. .................   9,600         149,400#
   Morgan (J.P.) & Co., Inc. .........  19,700       2,249,494
   Morgan Stanley Dean Witter
     Discover & Co. ..................  64,909       3,525,370
   Morton International, Inc. ........  15,200         517,750
   Motorola, Inc. ....................  65,800       4,137,175
   Nacco Industries, Inc. Class A ....     800          87,100
   Nalco Chemical Co. ................   7,200         279,450
   National City Corp. ...............  23,700       1,581,975
   National Semiconductor Corp. ......  17,700         586,313*#
   National Service Industries, Inc. .   5,000         234,063

--------------------------------------------------------------------------------
                                           NOVEMBER 30, 1997
                                      ---------------------------
                                       SHARES      VALUE(DAGGER)
                                      -------     ---------------
   NationsBank Corp. .................  78,576     $ 4,719,471#
   Navistar International Corp. ......   7,970         175,340*
   New York Times Class A ............  10,400         617,500
   Newell Co. ........................  17,700         722,381
   Newmont Mining Corp. ..............  17,313         520,472
   Nextlevel Systems, Inc. ...........  16,280         215,710*
   Niagara Mohawk Power Corp. ........  16,000         153,000*
   Nicor, Inc. .......................   5,300         213,325
   Nike, Inc. Class B. ...............  31,900       1,553,131#
   Nordstrom, Inc. ...................   8,400         495,338
   Norfolk Southern Corp. ............  41,600       1,323,400
   Northern States Power Co. MN ......   8,400         460,950
   Northern Telecom, Ltd. ............  29,000       2,604,563#
   Northrop Grumman Corp. ............   7,300         823,075#
   Norwest Corp. .....................  82,900       3,103,569#
   Novell, Inc. ......................  38,600         354,034*
   Nucor Corp. .......................   9,600         480,000#
   Occidental Petroleum Corp. ........  36,500       1,083,594
   Oneok, Inc. .......................   3,100         115,863
   Oracle Systems Corp. .............. 108,262       3,603,095*#
   Oryx Energy Co. ...................  11,900         321,300*
   Owens Corning. ....................   6,200         227,850
   Owens-Illinois, Inc. ..............  15,600         528,450*#
   PECO Energy Co. ...................  24,500         595,656
   PG&E Corp. (Holding Co.) ..........  48,300       1,364,475#
   PNC Bank Corp. ....................  33,850       1,821,553
   PP&L Resources, Inc. ..............  18,400         432,400
   PPG Industries, Inc. ..............  19,800       1,147,163#
   Paccar, Inc. ......................   8,420         459,943#
   Pacific Enterprises ...............   9,000         318,375
   PacifiCorp. .......................  32,800         764,650
   Pall Corp. ........................  14,166         299,257
   Parametric Technology Corp. .......  14,200         717,544*
   Parker-Hannifin Corp. .............  12,425         552,913
   Penney (J.C.) Co., Inc. ...........  27,600       1,773,300
   Pennzoil Co. ......................   5,200         346,450
   Peoples Energy Corp. ..............   3,900         142,838
   Pep Boys - Manny, Moe & Jack ......   6,900         173,363*
   Pepsico, Inc. ..................... 169,200       6,239,250
   Perkin Elmer Corp. ................   4,700         326,944
   Pfizer, Inc. ...................... 142,800      10,388,700
   Pharmacia & Upjohn, Inc. ..........  56,080       1,892,700
   Phelps Dodge Corp. ................   6,600         437,250
   Philip Morris Companies, Inc. ..... 270,000      11,745,000
   Phillips Petroleum Co. ............  29,000       1,404,688
   Pioneer Hi-Bred International,
     Inc. ............................   7,200         735,300
   Pitney Bowes, Inc. ................  15,900       1,336,594
   Placer Dome, Inc. .................  26,300         322,175
   Polaroid Corp. ....................   5,000         212,500
   Potlatch Corp. ....................   3,200         155,600
   Praxair, Inc. .....................  17,500         768,906
   Procter & Gamble Co. .............. 150,232      11,464,580
   Progressive Corp. .................   7,900         805,800
   Providian Financial Corp. .........  10,600         467,063
   Public Service Enterprise Group,
     Inc. ............................  25,500         744,281
   Pulte Corp. .......................   2,400          97,350
   Quaker Oats Co. ...................  15,200         805,600
   Ralston Purina Group. .............  11,800       1,097,400
   Raychem Corp. .....................   4,700         444,444
   Raytheon Co. ......................  26,000       1,454,375
   Reebok International, Ltd. ........   6,100         239,806*
   Republic New York Corp. ...........   6,000         652,500
   Reynolds Metals Co. ...............   8,000         455,500
   Rite Aid Corp. ....................  13,700         900,775#
   Rockwell International Corp. ......  23,100       1,126,125

See accompanying notes to financial statements.

  STATEMENT OF NET ASSETS                          THE U.S. LARGE COMPANY SERIES

--------------------------------------------------------------------------------
                                           NOVEMBER 30, 1997
                                      ---------------------------
                                       SHARES      VALUE(DAGGER)
                                      -------     ---------------
   Rohm & Haas Co. ...................   6,800      $  625,175#
   Rowan Companies, Inc. .............   9,400         319,600*
   Royal Dutch Petroleum Co. Den Haag
     (N.Y. Registry) ................. 239,000      12,592,313
   Rubbermaid, Inc. ..................  16,600         402,550
   Russell Corp. .....................   4,100         125,306
   Ryder System, Inc. ................   8,500         308,656
   SBC Communications, Inc. .......... 101,004       7,354,354
   Safeco Corp. ......................  15,500         760,469
   Safety Kleen Corp. ................   6,400         177,600
   Saint Jude Medical, Inc. ..........   9,950         294,769*
   Saint Paul Companies, Inc. ........   9,400         752,000
   Sara Lee Corp. ....................  53,100       2,807,663
   Schering-Plough Corp. .............  80,800       5,065,150
   Schlumberger, Ltd. ................  54,800       4,510,725#
   Schwab (Charles) Corp. ............  29,450       1,135,666#
   Scientific-Atlanta, Inc. ..........   8,800         176,000
   Seagate Technology, Inc. ..........  26,800         608,025*
   Seagram Co., Ltd. .................  41,000       1,324,813#
   Sears, Roebuck & Co. ..............  43,300       1,983,681
   Service Corp. International .......  27,900       1,020,094
   Shared Medical Systems Corp. ......   2,700         172,800#
   Sherwin-Williams Co. ..............  19,200         548,400
   Siebel Systems, Inc. ..............      --              28*
   Sigma-Aldrich Corp. ...............  10,900         391,038
   Silicon Graphics, Inc. ............  19,500         255,938*
   Snap-On, Inc. .....................   6,600         289,988
   Sonat, Inc. .......................   9,700         422,556#
   Southern Co. ......................  75,800       1,819,200
   Southwest Airlines Co. ............  24,300         593,831
   Springs Industries, Inc. Class A ..   2,150         108,441
   Sprint Corp. ......................  47,700       2,793,431*
   Stanley Works .....................   9,600         423,000
   State Street Corp. ................  17,700       1,053,150#
   Stone Container Corp. .............  10,800         135,000
   Sun Co., Inc. .....................   8,200         331,588#
   Sun Microsystems ..................  40,840       1,468,964*
   Sunamerica, Inc. ..................  21,650         876,825
   Suntrust Banks, Inc. ..............  23,600       1,675,600#
   Supervalu, Inc. ...................   6,900         271,256
   Synovus Financial Corp. ...........  19,300         616,394
   Sysco Corp. .......................  19,200         855,600
   TJX Companies, Inc. ...............  18,000         621,000
   TRW, Inc. .........................  13,700         777,475#
   Tandy Corp. .......................  11,530         495,790
   Tektronix, Inc. ...................   5,850         245,334
   Tele-Communications, Inc. Class A
     (TCI Group) .....................  55,900       1,280,459*
   Tellabs, Inc. .....................  20,100       1,044,572*#
   Temple-Inland, Inc. ...............   6,600         377,025
   Tenet Healthcare Corp. ............  33,400       1,058,363*
   Tenneco, Inc. .....................  18,800         814,275
   Texaco, Inc. ......................  58,500       3,305,250
   Texas Instruments, Inc. ...........  42,500       2,093,125
   Texas Utilities Co. ...............  26,697       1,067,880
   Textron, Inc. .....................  18,200       1,076,075
   Thermo-Electron Corp. .............  16,700         614,769*
   Thomas & Betts Corp. ..............   6,000         272,250
   Time Warner, Inc. .................  61,960       3,609,170
   Times Mirror Co. Class A ..........  10,700         635,313#
   Timken Co. ........................   6,800         240,975
   Torchmark Corp. ...................  15,100         616,269
   Toys R Us, Inc. ...................  31,500       1,074,938*
   Transamerica Corp. ................   6,900         749,081
   Travelers Group, Inc.               126,535       6,390,018#

--------------------------------------------------------------------------------
                                           NOVEMBER 30, 1997
                                      ---------------------------
                                       SHARES      VALUE(DAGGER)
                                      -------     ---------------
   Tribune Co. .......................  13,600      $  766,700
   Tricon Global Restaurants, Inc. ...  17,040         576,165*
   Tupperware Corp. ..................   6,700         159,963
   Tyco International, Ltd. ..........  59,000       2,315,750
   U.S. Bancorp. .....................  26,998       2,903,972
   UNUM Corp. ........................  15,400         730,538
   US West, Inc. Communications
     Group Class .....................  53,000       2,394,938
   US West, Inc. Media Group Class ...  67,000       1,779,688*
   USAir Group, Inc. .................  10,200         562,275*
   USF&G Corp. .......................  12,400         250,325
   UST, Inc. .........................  20,400         629,850
   USX-Marathon Group, Inc. ..........  31,900       1,092,575
   USX-US Steel Group ................   9,320         291,833
   Unicom Corp., Inc. ................  23,800         693,175
   Unilever NV .......................  70,700       4,105,019
   Union Camp Corp. ..................   7,500         450,469
   Union Carbide Corp. ...............  13,900         613,338
   Union Electric Co. ................  11,100         441,919
   Union Pacific Corp. ...............  27,400       1,644,000
   Union Pacific Resources Group,
     Inc. ............................  28,076         698,391
   Unisys Corp. ......................  19,300         276,231*
   United Healthcare Corp. ...........  20,700       1,077,694
   United States Surgical Corp. ......   8,000         211,000
   United Technologies Corp. .........  25,900       1,940,881
   Unocal Corp. ......................  27,400       1,090,863
   Unova, Inc. .......................   5,700          96,544*
   VF Corp. ..........................  14,400         665,100
   Viacom, Inc. Class B ..............  39,134       1,369,690*
   Wachovia Corp. ....................  18,700       1,439,900*
   Wal-Mart Stores, Inc. ............. 250,600      10,008,338
   Walgreen Co. ......................  54,400       1,751,000
   Warner-Lambert Co. ................  30,100       4,210,238#
   Washington Mutual, Inc. ...........  27,620       1,905,780#
   Waste Management, Inc. ............  50,200       1,236,175
   Wells Fargo & Co. .................   9,899       3,041,468#
   Wendy's International, Inc. .......  14,700         308,700
   Western Atlas, Inc. ...............   5,900         410,419*
   Westinghouse Electric Corp. .......  77,900       2,337,000
   Westvaco Corp. ....................  11,450         373,556
   Weyerhaeuser Co. ..................  22,100       1,167,156
   Whirlpool Corp. ...................   8,100         443,981
   Whitman Corp. .....................  11,000         289,438
   Willamette Industries, Inc. .......  12,400         435,550*
   Williams Companies, Inc. ..........  17,535         937,027
   Winn-Dixie Stores, Inc. ...........  16,500         667,219#
   Woolworth Corp. ...................  15,000         324,375*
   Worldcom, Inc. ....................  99,720       3,194,156*#
   Worthington Industries, Inc. ......  10,875         196,430
   Wrigley (Wm.) Jr. Co. .............  12,900       1,020,713
   Xerox Corp. ....................... 335,900       2,788,981#
                                       -------    ------------
  TOTAL COMMON STOCKS
   (Cost $525,673,682) ...............            $820,902,308
                                                  ------------

See accompanying notes to financial statements.

  STATEMENT OF NET ASSETS                          THE U.S. LARGE COMPANY SERIES

--------------------------------------------------------------------------------
                                           NOVEMBER 30, 1997
                                    -----------------------------
                                     FACE AMOUNT
                                        (000)      VALUE(DAGGER)
                                    ------------  ---------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
  Repurchase Agreement, PNC Capital
  Markets Inc. 5.45%, 12/01/97 (Collateralized
  by U.S. Treasury Notes 6.25%, 07/31/98,
  valued at $4,146,188) to be repurchased
  at $4,085,855
  (Cost $4,084,000) .................   $4,084    $  4,084,000
                                                  ------------

TOTAL INVESTMENTS -- (100.3%)
  (Cost $529,757,682)(DAGGER)(DAGGER) ..........  $824,986,308
                                                  ------------

OTHER ASSETS AND LIABILITIES -- (-0.3%)
  Other Assets .................................     1,485,666
  Payable for Investment Securities Purchased ..    (3,724,306)
  Payable for Fund Shares Redeemed .............      (175,855)
  Other Liabilities ............................       (78,991)
                                                  ------------
                                                    (2,493,486)
                                                  ------------
  NET ASSETS -- (100.0%) .......................  $822,492,822
                                                  ============
--------------------
(DAGGER) See Note B to Financial Statements.
*  Non-Income Producing Securities
#  Total or Partial Securities on Loan
(DAGGER)(DAGGER) Approximates cost for federal income tax purposes.

See accompanying notes to financial statements.

  STATEMENT OF ASSETS AND LIABILITIES           THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES                           (AMOUNTS IN THOUSANDS)

                                                              SEPTEMBER 30, 1998
                                                              ------------------
                                                                  (UNAUDITED)
ASSETS
   Investments at Value (Cost $915,393) ......................     $1,288,973
   Collateral for Securities Loaned ..........................        154,585
   Receivables:
     Dividends and Interest ..................................          2,054
     Investment Securities Sold ..............................          6,960
   Prepaid Expenses and Other Assets .........................             12
                                                                   ----------
        Total Assets .........................................      1,452,584
                                                                   ----------

LIABILITIES:
   Payable for Securities Loaned .............................        154,585
   Payable for Investment Securities Purchased ...............          4,360
   Loan Payable ..............................................          9,811
   Accrued Expenses ..........................................            102
                                                                   ----------
        Total Liabilities ....................................        168,858
                                                                   ----------

NET ASSETS ...................................................     $1,283,726
                                                                   ==========

See accompanying notes to financial statements.

  STATEMENTS OF OPERATIONS                      THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES                           (AMOUNTS IN THOUSANDS)

                                                          TEN MONTHS      YEAR
                                                             ENDED        ENDED
                                                           SEPT. 30,    NOV. 30,
                                                             1998         1997
                                                          -----------   --------
                                                          (UNAUDITED)
INVESTMENT INCOME
   Dividends ............................................   $ 14,310    $ 11,452
   Interest .............................................        232         141
   Income From Securities Lending .......................         82          41
                                                            --------    --------
     Total Investment Income ............................     14,624      11,634
                                                            --------    --------
EXPENSES
   Investment Advisory Services .........................        235         160
   Accounting & Transfer Agent Fees .....................        141          96
   Custodian's Fee ......................................        114         109
   Legal Fees ...........................................         10           7
   Audit Fees ...........................................         16          18
   Shareholders' Reports ................................         15          14
   Trustees' Fees and Expenses ..........................          3           1
   Other ................................................         62          50
                                                            --------    --------
     Total Expenses .....................................        596         455
                                                            --------    --------
     NET INVESTMENT INCOME ..............................     14,028      11,179
                                                            --------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain (Loss) on Investment Securities .......     (1,362)        975

Change in Unrealized Appreciation
   of Investment Securities .............................     30,926     147,979
                                                            --------    --------
   NET GAIN ON INVESTMENT SECURITIES ....................     29,564     148,954
                                                            --------    --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....   $ 43,592    $160,133
                                                            ========    ========

See accompanying notes to financial statements.

  STATEMENTS OF CHANGES IN NET ASSETS           THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES                           (AMOUNTS IN THOUSANDS)

                                                             TEN MONTHS        YEAR           YEAR
                                                                ENDED          ENDED          ENDED
                                                              SEPT. 30,      NOV. 30,       NOV. 30,
                                                                1998           1997           1996
                                                            -----------    -----------    -----------
                                                            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income ................................   $    14,028    $    11,179    $     5,282
   Net Realized Gain (Loss) on Investment Securities ....        (1,362)           975            (18)
   Change in Unrealized Appreciation (Depreciation)
     of Investment Securities ...........................        30,926        147,979         63,985
                                                            -----------    -----------    -----------
     Net Increase in Net Assets Resulting from Operations        43,592        160,133         69,249
                                                            -----------    -----------    -----------
Distributions From:
   Net Investment Income ................................          --             --           (1,215)
   Net Realized Gains ...................................          --             --             (686)
                                                            -----------    -----------    -----------
     Total Distributions ................................          --             --           (1,901)
                                                            -----------    -----------    -----------
Capital Share Transactions(1):
   Shares Issued ........................................          --             --           32,324
   Shares Issued in Lieu of Cash Distributions ..........          --             --            1,744
   Shares Redeemed ......................................          --             --          (10,535)
                                                            -----------    -----------    -----------
     Net Increase from Capital Share Transactions .......          --             --           23,533
                                                            -----------    -----------    -----------
Transactions in Interest(1):
   Contributions ........................................       546,454        269,144        309,297
   Withdrawals ..........................................      (128,813)       (73,225)       (30,855)
                                                            -----------    -----------    -----------
     Net Increase from Transactions in Interest .........       417,641        195,919        287,442
                                                            -----------    -----------    -----------
     Total Increase .....................................       461,233        356,052        369,323
                                                            -----------    -----------    -----------
NET ASSETS
   Beginning of Period ..................................       822,493        466,441         97,118
                                                            -----------    -----------    -----------
   End of Period ........................................   $ 1,283,726    $   822,493    $   466,441
                                                            ===========    ===========    ===========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued ........................................           N/A            N/A          2,257
   Shares Issued in Lieu of Cash Distributions ..........                                         121
   Shares Redeemed ......................................                                        (754)
                                                            -----------    -----------    -----------
                                                                                                1,624
                                                            ===========    ===========    ===========

----------------
(1) Capital Share Transactions and Shares Issued and Redeemed are reported through May 31, 1996. Transactions in Interest are reported for the period June 1 through November 30, 1996 and subsequent periods. Effective June 1, 1996, the Series was reorganized as a partnership.

See accompanying notes to financial statements.

  (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

  FINANCIAL HIGHLIGHTS                          THE DFA INVESTMENT TRUST COMPANY

  THE U.S. LARGE COMPANY SERIES

                                               TEN MONTHS       YEAR        YEAR         YEAR         YEAR        FEB. 8
                                                  ENDED         ENDED       ENDED        ENDED        ENDED         TO
                                                SEPT. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                  1998          1997         1996         1995         1994         1993
                                               ----------     --------     --------     -------      -------      -------
                                               (UNAUDITED)
Net Asset Value, Beginning of
   Period (1) ................................        N/A          N/A      $ 13.48     $ 10.11      $ 10.27      $ 10.00
                                               ----------     --------     --------     -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS (1)
   Net Investment Income . ...................         --           --         0.15        0.30         0.28         0.24
   Net Gains (Losses) on Securities
     (Realized and Unrealized) ...............         --           --         1.41        3.36        (0.14)        0.26
                                               ----------     --------     --------     -------      -------      -------
   Total from Investment Operations ..........         --           --         1.56        3.66         0.14         0.50
                                               ----------     --------     --------     -------      -------      -------
LESS DISTRIBUTIONS (1)
   Net Investment Income .....................         --           --        (0.16)      (0.29)       (0.29)       (0.23)
   Net Realized Gains ........................         --           --        (0.08)         --        (0.01)          --
                                               ----------     --------     --------     -------      -------      -------
        Total Distributions ..................         --           --        (0.24)      (0.29)       (0.30)       (0.23)
                                               ----------     --------     --------     -------      -------      -------
Net Asset Value, End of Period (1) ...........        N/A          N/A      $ 14.80     $ 13.48      $ 10.11      $ 10.27
                                               ==========     ========     ========     =======      =======      =======
Total Return (1) .............................        N/A          N/A        11.60%#     36.77%        1.30%        5.05%#
                                               ==========     ========     ========     =======      =======      =======
Net Assets, End of Period (thousands) ........ $1,283,726     $822,493     $466,441     $97,118      $48,657      $37,853
Ratio of Expenses to Average Net Assets ......       0.06%*       0.07%        0.12%       0.02%(a)     0.02%(a)     0.02%*(a)
Ratio of Net Investment Income to Average
   Net Assets ................................       1.50%*       1.75%        2.12%       2.61%(a)     2.83%(a)     2.87%*(a)
Portfolio Turnover Rate ......................       9.07%*       4.28%       14.09%       2.38%        8.52%       34.36%*

----------------
*    Annualized
#    Non-Annualized
(1) Items are calculated for the period December 1, 1995 through May 31, 1996. Effective June 1, 1996, the Series was reorganized as a partnership, and these items are no longer applicable.
(a) Had certain reimbursements not been in effect the ratios of expenses to average net assets for the periods ended November 30, 1995, 1994 and 1993 would have been 0.18%, 0.33% and 0.48%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1995, 1994 and 1993, would have been 2.45%, 2.52% and 2.41%, respectively.

See accompanying notes to financial statements.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     THE DFA INVESTMENT TRUST COMPANY

A.   ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At September 30, 1998, The Trust currently offers sixteen portfolios, of which The U.S. Large Company Series (the "Series") is presented in this report.

     On June 1, 1996, the Series was reorganized from an entity taxed as a corporation to an entity taxed as a partnership for income tax purposes. This reorganization was accomplished by an amendment to the organization document of the Series which for income tax purposes was treated as a liquidation of the Series, immediate distribution of its assets to its sole shareholder at May 31, 1996, which was The U.S. Large Company Portfolio (the "Portfolio") and subsequent contribution of those assets from the Portfolio, along with a nominal contribution from the Advisor to this Series to create the partnership. On June 2, 1996, an unrelated investment company contributed assets valued at $225,957,696 to the Series in exchange for a 63.4% interest in the Series. The total net assets of the Series increased to $356,632,854 immediately following this transaction. These transactions are expected to be tax-free events to all parties involved based on rulings obtained from the Internal Revenue Service. For financial reporting purposes, the Series continues to exist and as such, will maintain all of its previous operating history throughout the financial statements.

     Information included within these notes to financial statements as of and for the period ended September 30, 1998 is unaudited.

B.   SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

     2. FEDERAL INCOME TAXES: Prior to June 1, 1996, the Series qualified as a regulated investment company and distributed all of its taxable income. Accordingly, no provision for federal taxes was required in the financial statements prior to that time. Effective June 1, 1996, the Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to its Feeder Funds.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Series' custodian or a third party sub-custodian. No repurchase agreements were outstanding as of September 30, 1998.

     4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C.   INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Series. For the ten months ended September 30, 1998 and the year ended November 30, 1997, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.025 of 1%.

     Certain   officers  of  the  Series  are  also   officers,   directors  and
shareholders of the Advisor.

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)     THE DFA INVESTMENT TRUST COMPANY

D.   PURCHASES AND SALES OF SECURITIES:

     The Series made the following purchases and sales of investment securities, other than short-term and government securities (amounts in thousands):

                                         TEN MONTHS ENDED     YEAR ENDED
                                        SEPTEMBER 30, 1998   NOV. 30, 1997
                                        ------------------   -------------
                                            (UNAUDITED)
     Purchases .........................      $411,439          $233,484
     Sales .............................        83,044            27,162

E.   INVESTMENT TRANSACTIONS:

     The gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

                                               TEN MONTHS ENDED     YEAR ENDED
                                              SEPTEMBER 30, 1998   NOV. 30, 1997
                                              ------------------   -------------
                                                  (UNAUDITED)
     Gross Unrealized Appreciation ..........       $404,972          $302,219
     Gross Unrealized Depreciation ..........        (31,392)           (6,991)
                                                    --------          --------
     Net ....................................       $373,580          $295,228
                                                    ========          ========

F.   LINE OF CREDIT:

     The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the ten months ended September 30, 1998 and year ended November 30, 1997, the Series borrowed against the line of credit as follows:

                                                                                                                          MAXIMUM
                                                                                                                          AMOUNT
                                                                   WEIGHTED      WEIGHTED      NUMBER OF    INTEREST     BORROWED
                                                                    AVERAGE       AVERAGE        DAYS        EXPENSE      DURING
                                                                 INTEREST RATE LOAN BALANCE   OUTSTANDING   INCURRED    THE PERIOD
                                                                 ------------- ------------   -----------   --------    ----------
     Ten Months Ended September 30, 1998 (Unaudited) ...........      6.25%     $5,573,087        19         $22,262    $33,400,000
     Year Ended November 30, 1997 ..............................      6.07%      1,572,388        23           8,744      4,850,000

     There was no outstanding borrowing under the line of credit at November 30, 1997. At September 30, 1998, there was an outstanding borrowing of $9,811,000 plus accrued interest under the line of credit.

G.   SECURITIES LENDING

     Security loans are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers from the Series and the related collateral cash received was as follows:

                                               SEPTEMBER 30, 1998  NOV. 30, 1997
                                               ------------------  -------------
                                                   (UNAUDITED)
   Value of Securities on Loan ...............    $144,182,147      $86,232,944
   Value of Collateral and Indemnification ...     154,584,874       88,733,158

     Such cash collateral for September 30, 1998 was reinvested into overnight repurchase agreements with Warburg Dillon Reed, Inc. which was in turn collateralized by US Government Treasury Securities with a value of $157,962,493. The cash collateral for November 30, 1997 was reinvested into an overnight repurchase agreement with Swiss Bank Corp., JP Morgan and UBS Securities Inc., which in turn was collateralized by US Government Treasury Securities with a value of $89,699,555.

  REPORT OF INDEPENDENT ACCOUTANTS              THE DFA INVESTMENT TRUST COMPANY

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE DFA INVESTMENT TRUST COMPANY:

We have audited the accompanying statement of net assets of The U.S. Large Company Series of The DFA Investment Trust Company as of November 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion of these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosure in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all materials respects, the financial position of The U.S. Large Company Series of The DFA Investment Trust Company as of November 30, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



PRICEWATERHOUSECOOPERS LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 16, 1998

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

Investment Advisor
   BlackRock Advisors, Inc.
   New York, New York 10154

Sub-Advisor -- Large Cap Value Equity
Portfolio, Large Cap Growth Equity
Portfolio, Mid-Cap Value Equity Portfolio,
Mid-Cap Growth Equity Portfolio,
Small Cap Value Equity Portfolio, Small Cap
Growth Equity Portfolio, Micro-Cap
Equity Portfolio, Select Equity Portfolio and Balanced Portfolio
   BlackRock Financial Management, Inc.
   New York, New York 10154

Sub-Advisor -- International Equity Portfolio,
International Small Cap Equity Portfolio and International Emerging
Markets Portfolio
   BlackRock International Limited
   Edinburgh, Scotland EH2 3AH

Custodian
   PNC Bank, National Association
   Philadelphia, Pennsylvania 19103

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Co-Administrator and Distributor
   BlackRock Distributors, Inc.
   West Conshohocken, Pennsylvania 19428

Co-Administrator
   BlackRock Advisors, Inc.
   New York, New York 10154

Counsel
   Simpson, Thacher & Bartlett
   New York, New York 10017
   (A partnership which includes
   professional corporations)

Independent Accountants
   PricewaterhouseCoopers, LLP
   Philadelphia, Pennsylvania 19103

To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $22 BILLION IN 36 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME,
INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(REGISTRATION MARK)

STOCK PORTFOLIOS
         Large Cap Value Equity
         Large Cap Growth Equity
         Mid-Cap Value Equity
         Mid-Cap Growth Equity
         Small Cap Value Equity
         Small Cap Growth Equity
         Micro-Cap Equity
         International Equity
         International Small Cap Equity
         International Emerging Markets
         Select Equity
         Index Equity

STOCK & BOND PORTFOLIOS
         Balanced

BOND PORTFOLIOS
         Low Duration Bond
         Intermediate Government Bond
         Intermediate Bond
         Core Bond
         Government Income
         GNMA
         Managed Income
         International Bond
         High Yield Bond

TAX-FREE BOND PORTFOLIOS
         Tax-Free Income
         Pennsylvania Tax-Free Income
         New Jersey Tax-Free Income
         Ohio Tax-Free Income
         Delaware Tax-Free Income
         Kentucky Tax-Free Income


MONEY MARKET PORTFOLIOS
         Money Market
         U.S. Treasury Money Market
         Municipal Money Market
         New Jersey Municipal Money Market
         North Carolina Municipal Money Market
         Ohio Municipal Money Market
         Pennsylvania Municipal Money Market
         Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 36 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734)

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.
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BLACKROCK FUNDS (LOGO)
[GRAPHIC OMITTED]

P.O. Box 8907
Wilmington, DE 19899

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.
                                                                   AR 9/30/98 EP